UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments for the nine-month period ended January 31, 2011 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Consumer Discretionary - 13.3%
2,692	Bed Bath & Beyond, Inc.*	$129,216
2,951	Carnival Corp.	131,939
3,856	Cheesecake Factory, Inc. (The)*	113,791
2,205	Coach, Inc.	119,269
2,287	Cracker Barrel Old Country Store, Inc.	117,735
2,490	Darden Restaurants, Inc.	117,304
2,432	Family Dollar Stores, Inc.	103,311
2,540	Genuine Parts Co.	131,445
2,932	John Wiley & Sons, Inc., Class A	134,725
3,966	Limited Brands, Inc.	115,966
1,564	McDonald’s Corp.	115,220
3,592	McGraw-Hill Cos., Inc. (The)	140,016
4,347	Men’s Wearhouse, Inc. (The)	113,935
1,434	NIKE, Inc., Class B	118,276
2,031	O’Reilly Automotive, Inc.*	115,422
5,045	Oxford Industries, Inc.	119,415
1,673	Polaris Industries, Inc.	128,687
1,992	Pre-Paid Legal Services, Inc.*	131,153
6,587	RadioShack Corp.	99,793
4,323	Rent-A-Center, Inc.	128,566
13,618	Select Comfort Corp.*	138,359
3,954	Starbucks Corp.	124,670
2,659	TJX Cos., Inc. (The)	126,010
2,515	TRW Automotive Holdings Corp.*	150,045
1,470	VF Corp.	121,598
3,252	Viacom, Inc., Class B	135,121
4,241	Wyndham Worldwide Corp.	119,299
2,462	Yum! Brands, Inc.	115,123
		3,455,409
	Consumer Staples - 8.1%
5,053	Altria Group, Inc.	118,796
3,120	Casey’s General Stores, Inc.	132,569
1,887	Church & Dwight Co., Inc.	129,844
1,920	Coca-Cola Co. (The)	120,672
1,780	Energizer Holdings, Inc.*	129,477
1,626	Estee Lauder Cos., Inc. (The), Class A	130,893
2,266	Hansen Natural Corp.*	128,346
2,487	Hormel Foods Corp.	122,858
2,784	McCormick & Co., Inc.	123,053
2,532	Molson Coors Brewing Co., Class B	118,675
6,147	Pantry, Inc. (The)*	102,471
2,097	Philip Morris International, Inc.	120,032
3,893	Reynolds American, Inc.	123,836
7,746	Spartan Stores, Inc.	112,240
2,855	USANA Health Sciences, Inc.*	108,262
3,659	Walgreen Co.	147,970
3,131	WD-40 Co.	123,267
		2,093,261
	Energy - 2.3%
2,655	Alliance Holdings GP LP	131,423
1,741	OYO Geospace Corp.*	166,840
1,289	SEACOR Holdings, Inc.	136,234
7,785	W&T Offshore, Inc.	158,425
		592,922
	Financials - 10.0%
2,010	ACE Ltd.	123,796
2,300	Aflac, Inc.	132,434
3,826	American Financial Group, Inc.	124,460
7,718	AmTrust Financial Services, Inc.	142,860
5,425	Brown & Brown, Inc.	134,323
2,169	Chubb Corp. (The)	125,650
4,416	Community Trust Bancorp, Inc.	127,666
2,020	Credit Acceptance Corp.*	114,231
1,982	Erie Indemnity Co., Class A	131,644
4,392	HCC Insurance Holdings, Inc.	132,990
7,488	Horace Mann Educators Corp.	129,393
2,111	Infinity Property & Casualty Corp.	126,111
5,500	International Assets Holding Corp.*	128,700
13,182	Meadowbrook Insurance Group, Inc.	125,097
6,257	Progressive Corp. (The)	123,951
2,384	Rayonier, Inc. REIT	141,157
2,924	StanCorp Financial Group, Inc.	130,440
2,119	Torchmark Corp.	132,014
4,183	Validus Holdings Ltd.	127,163
2,712	World Acceptance Corp.*	152,306
		2,606,386
	Health Care - 14.5%
2,530	Abbott Laboratories	114,255
2,425	Air Methods Corp.*	124,257
2,673	AMERIGROUP Corp.*	139,985
2,381	Baxter International, Inc.	115,455
1,887	Biogen Idec, Inc.*	123,542
3,435	Cardinal Health, Inc.	142,587
1,894	Cephalon, Inc.*	111,898
3,404	CIGNA Corp.	143,036
2,357	Cooper Cos., Inc. (The)	135,150
4,759	Coventry Health Care, Inc.*	142,627
3,617	Eli Lilly & Co.	125,763
3,486	Endo Pharmaceuticals Holdings, Inc.*	115,805
5,888	Ensign Group, Inc. (The)	142,254
2,347	Express Scripts, Inc.*	132,206
3,870	Forest Laboratories, Inc.*	124,846
14,281	Health Management Associates, Inc., Class A*	129,957
4,462	Healthspring, Inc.*	135,600
3,087	Hill-Rom Holdings, Inc.	124,931
2,170	Humana, Inc.*	125,795
3,337	ICU Medical, Inc.*	130,343
2,818	Integra LifeSciences Holdings Corp.*	130,699
2,511	Magellan Health Services, Inc.*	121,557
3,307	Neogen Corp.*	118,920
2,486	Quest Diagnostics, Inc.	141,578
3,151	St. Jude Medical, Inc.*	127,615
3,435	UnitedHealth Group, Inc.	141,007
8,024	Universal American Financial Corp.	162,005
1,881	Varian Medical Systems, Inc.*	127,099
1,580	Waters Corp.*	120,696
		3,771,468
	Industrials - 26.2%
2,570	AGCO Corp.*	130,299

	Industrials (continued)
15,584	Air Transport Services Group, Inc.*	$115,322
2,115	Alaska Air Group, Inc.*	125,293
1,283	Amerco, Inc.*	116,766
3,052	AMETEK, Inc.	124,461
3,859	Applied Industrial Technologies, Inc.	122,176
2,119	Atlas Air Worldwide Holdings, Inc.*	107,666
1,465	Caterpillar, Inc.	142,120
3,006	CLARCOR, Inc.	129,799
3,596	Corporate Executive Board Co. (The)	139,741
3,231	Crane Co.	143,489
1,998	CSX Corp.	141,059
2,675	Cubic Corp.	130,406
1,622	Deere & Co.	147,440
8,661	Delta Air Lines, Inc.*	101,074
5,554	Deluxe Corp.	135,795
2,686	Dollar Thrifty Automotive Group, Inc.*	130,325
2,212	Dover Corp.	141,789
1,258	Eaton Corp.	135,814
3,528	Equifax, Inc.	126,020
2,060	Esterline Technologies Corp.*	146,631
2,332	Expeditors International of Washington, Inc.	118,162
3,740	Exponent, Inc.*	137,333
1,893	Gardner Denver, Inc.	136,561
1,836	General Dynamics Corp.	138,434
7,786	General Electric Co.	156,810
16,953	Great Lakes Dredge & Dock Corp.	140,879
15,985	Hawaiian Holdings, Inc.*	118,129
7,972	Heartland Express, Inc.	127,751
2,405	HEICO Corp.	125,757
1,713	IHS, Inc., Class A*	140,397
1,615	Joy Global, Inc.	140,796
4,443	KBR, Inc.	142,620
4,196	Old Dominion Freight Line, Inc.*	134,985
2,678	Pall Corp.	148,388
1,513	Parker Hannifin Corp.	135,277
3,336	RBC Bearings, Inc.*	115,993
4,002	Robbins & Myers, Inc.	166,203
3,949	Sauer-Danfoss, Inc.*	113,139
7,622	SkyWest, Inc.	114,711
9,109	Southwest Airlines Co.	107,942
13,083	Steelcase, Inc., Class A	133,708
2,750	Thomas & Betts Corp.*	141,323
2,780	Timken Co. (The)	130,716
2,118	Toro Co. (The)	128,817
6,062	Trimas Corp.*	115,420
1,368	Union Pacific Corp.	129,454
1,784	United Parcel Service, Inc., Class B	127,770
1,637	United Technologies Corp.	133,088
10,534	US Airways Group, Inc.*	104,497
4,046	Verisk Analytics, Inc., Class A*	136,876
980	W.W. Grainger, Inc.	128,841
		6,804,262
	Information Technology - 12.9%
374	Apple, Inc.*	126,906
3,461	Black Box Corp.	121,793
2,773	BMC Software, Inc.*	132,272
5,280	CA, Inc.	125,664
7,263	Cardtronics, Inc.*	124,125
6,453	CSG Systems International, Inc.*	125,511
2,848	DST Systems, Inc.	135,451
1,365	FactSet Research Systems, Inc.	137,592
5,196	Fair Isaac Corp.	131,874
2,186	Fiserv, Inc.*	135,029
855	International Business Machines Corp.	138,510
2,644	Lam Research Corp.*	131,909
2,633	Littelfuse, Inc.*	135,020
2,755	MICROS Systems, Inc.*	126,014
8,424	Newport Corp.*	147,841
4,483	Oracle Corp.	143,590
19,783	Photronics, Inc.*	130,370
4,730	Progress Software Corp.*	135,453
2,516	Solera Holdings, Inc.	131,662
4,176	SYNNEX Corp.*	139,437
4,798	Synopsys, Inc.*	130,170
2,586	Syntel, Inc.	144,221
3,006	Teradata Corp.*	129,228
6,203	TIBCO Software, Inc.*	136,342
6,790	Western Union Co. (The)	137,701
		3,333,685
	Materials - 8.1%
1,382	Air Products & Chemicals, Inc.	120,579
2,188	Albemarle Corp.	122,878
2,553	AptarGroup, Inc.	122,697
1,900	Ball Corp.	135,147
6,203	Buckeye Technologies, Inc.	156,067
3,542	Cabot Corp.	153,191
3,376	Celanese Corp., Series A	140,070
3,949	Crown Holdings, Inc.*	131,739
1,607	Domtar Corp.	141,304
2,959	Hawkins, Inc.	116,200
6,006	Innospec, Inc.*	120,841
2,958	Kronos Worldwide, Inc.	129,649
4,724	Packaging Corp. of America	133,453
1,588	PPG Industries, Inc.	133,837
3,603	Sensient Technologies Corp.	122,178
1,917	Sigma-Aldrich Corp.	122,017
		2,101,847
	Telecommunication Services - 2.1%
4,405	AT&T, Inc.	121,226
7,380	USA Mobility, Inc.	126,050
3,819	Verizon Communications, Inc.	136,033
49,299	Vonage Holdings Corp.*	161,701
		545,010
	Utilities - 2.4%
4,086	Ameren Corp.	115,920
3,299	American Electric Power Co., Inc.	117,708
4,632	El Paso Electric Co.*	124,832
2,427	NextEra Energy, Inc.	129,748
3,258	Southern Co.	122,566
		610,774
	Total Common Stocks and Other Equity Interests (Cost $22,747,045)	25,915,024

	Money Market Fund - 0.4%
102,405	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $102,405)	102,405

Total Investments (Cost $22,849,450)(a)-100.3%	$26,017,429
Liabilities in excess of other assets-(0.3%)	(87,044)
Net Assets-100.0%	$25,930,385

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $22,850,297. The net unrealized appreciation was $3,167,132 which consisted of aggregate gross unrealized appreciation of $3,391,534 and aggregate gross unrealized depreciation of $224,402.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 11.2%
19,904	Cheesecake Factory, Inc. (The)*	$587,367
11,806	Cracker Barrel Old Country Store, Inc.	607,773
12,853	Darden Restaurants, Inc.	605,505
12,556	Family Dollar Stores, Inc.	533,379
76,549	Genuine Parts Co.	3,961,411
15,134	John Wiley & Sons, Inc., Class A	695,407
47,137	McDonald’s Corp.	3,472,583
108,272	McGraw-Hill Cos., Inc. (The)	4,220,443
22,438	Men’s Wearhouse, Inc. (The)	588,100
26,041	Oxford Industries, Inc.	616,390
10,285	Pre-Paid Legal Services, Inc.*	677,164
22,315	Rent-A-Center, Inc.	663,648
70,295	Select Comfort Corp.*	714,197
74,223	Yum! Brands, Inc.	3,470,668
		21,414,035
	Consumer Staples - 9.2%
259,191	Altria Group, Inc.	6,093,580
13,007	Energizer Holdings, Inc.*	946,129
18,173	Hormel Foods Corp.	897,746
20,339	McCormick & Co., Inc.	898,984
44,910	Pantry, Inc. (The)*	748,650
199,654	Reynolds American, Inc.	6,350,994
56,595	Spartan Stores, Inc.	820,061
22,880	WD-40 Co.	900,786
		17,656,930
	Energy - 13.1%
34,816	Alliance Holdings GP LP	1,723,392
119,444	ConocoPhillips	8,535,468
198,707	Halliburton Co.	8,941,815
21,929	OYO Geospace Corp.*	2,101,456
16,542	SEACOR Holdings, Inc.	1,748,324
98,207	W&T Offshore, Inc.	1,998,513
		25,048,968
	Financials - 13.5%
49,741	ACE Ltd.	3,063,548
56,846	Aflac, Inc.	3,273,193
69,093	American Express Co.	2,997,254
20,253	American Financial Group, Inc.	658,830
40,734	AmTrust Financial Services, Inc.	753,986
27,611	Brown & Brown, Inc.	683,648
51,583	Chubb Corp. (The)	2,988,203
10,281	Credit Acceptance Corp.*	581,391
10,742	Infinity Property & Casualty Corp.	641,727
27,991	International Assets Holding Corp.*	654,989
67,089	Meadowbrook Insurance Group, Inc.	636,675
149,086	Progressive Corp. (The)	2,953,394
12,136	Rayonier, Inc. REIT	718,573
14,884	StanCorp Financial Group, Inc.	663,975
10,788	Torchmark Corp.	672,092
53,894	Travelers Cos., Inc. (The)	3,032,077
13,801	World Acceptance Corp.*	775,064
		25,748,619
	Health Care - 11.4%
12,071	AMERIGROUP Corp.*	632,158
95,717	Cardinal Health, Inc.	3,973,213
94,844	CIGNA Corp.	3,985,345
10,224	Cooper Cos., Inc. (The)	586,244
15,126	Endo Pharmaceuticals Holdings, Inc.*	502,486
61,957	Health Management Associates, Inc., Class A*	563,809
19,360	Healthspring, Inc.*	588,350
13,390	Hill-Rom Holdings, Inc.	541,893
60,475	Humana, Inc.*	3,505,736
14,477	ICU Medical, Inc.*	565,472
12,227	Integra LifeSciences Holdings Corp.*	567,088
10,896	Magellan Health Services, Inc.*	527,475
14,346	Neogen Corp.*	515,882
95,717	UnitedHealth Group, Inc.	3,929,183
34,811	Universal American Financial Corp.	702,834
		21,687,168
	Industrials - 10.5%
13,279	Alaska Air Group, Inc.*	786,648
16,116	Cubic Corp.	785,655
325,059	Delta Air Lines, Inc.*	3,793,438
33,466	Deluxe Corp.	818,244
16,186	Dollar Thrifty Automotive Group, Inc.*	785,345
22,537	Exponent, Inc.*	827,559
11,409	Gardner Denver, Inc.	823,045
64,477	IHS, Inc., Class A*	5,284,535
23,793	Sauer-Danfoss, Inc.*	681,669
67,003	United Parcel Service, Inc., Class B	4,798,755
63,475	US Airways Group, Inc.*	629,672
		20,014,565
	Information Technology - 20.5%
26,959	Black Box Corp.	948,687
111,222	BMC Software, Inc.*	5,305,289
211,861	CA, Inc.	5,042,292
36,963	Cardtronics, Inc.*	631,698
50,266	CSG Systems International, Inc.*	977,674
22,190	DST Systems, Inc.	1,055,356
10,634	FactSet Research Systems, Inc.	1,071,907
87,693	Fiserv, Inc.*	5,416,797
34,312	International Business Machines Corp.	5,558,544
20,508	Littelfuse, Inc.	1,051,650
179,855	Oracle Corp.	5,760,756
154,107	Photronics, Inc.*	1,015,565
36,843	Progress Software Corp.*	1,055,184
19,601	Solera Holdings, Inc.	1,025,720
37,373	Synopsys, Inc.*	1,013,929
20,152	Syntel, Inc.	1,123,877
48,319	TIBCO Software, Inc.*	1,062,052
		39,116,977
	Materials - 4.5%
86,453	Ball Corp.	6,149,402
10,402	Domtar Corp.	914,648
38,893	Innospec, Inc.*	782,527
19,157	Kronos Worldwide, Inc.	839,651
		8,686,228
	Telecommunication Services - 2.8%
62,908	AT&T, Inc.	1,731,228
45,549	General Communication, Inc., Class A*	551,599

	Telecommunication Services (continued)
30,083	USA Mobility, Inc.	$513,818
54,547	Verizon Communications, Inc.	1,942,964
200,961	Vonage Holdings Corp.*	659,152
		5,398,761
	Utilities - 3.3%
32,380	Ameren Corp.	918,620
35,179	El Paso Electric Co.*	948,074
115,598	Southern Co.	4,348,797
		6,215,491
	Total Common Stocks and Other Equity Interests (Cost $172,537,748)	190,987,742

	Money Market Fund - 0.0%
115,078	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $115,078)	115,078

	Total Investments (Cost $172,652,826)(a)-100.0%	191,102,820
	Liabilities in excess of other assets-(0.0%)	(86,609)
	Net Assets-100.0%	$191,016,211

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $172,654,808. The net unrealized appreciation was $18,448,012 which consisted of aggregate gross unrealized appreciation of $20,069,835 and aggregate gross unrealized depreciation of $1,621,823.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic OTC Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.1%
	Consumer Discretionary - 14.9%
15,181	AFC Enterprises, Inc.*	$226,197
13,573	Arctic Cat, Inc.*	217,440
21,346	Bed Bath & Beyond, Inc.*	1,024,608
6,332	Cheesecake Factory, Inc. (The)*	186,857
3,755	Cracker Barrel Old Country Store, Inc.	193,307
5,420	Dorman Products, Inc.*	174,361
10,590	Federal-Mogul Corp.*	249,500
15,506	O’Reilly Automotive, Inc.*	881,206
24,518	PetSmart, Inc.	986,604
7,098	Rent-A-Center, Inc.	211,095
22,361	Select Comfort Corp.*	227,188
30,183	Starbucks Corp.	951,670
		5,530,033
	Consumer Staples - 1.8%
8,687	Hansen Natural Corp.*	492,032
10,099	Pantry, Inc. (The)*	168,350
		660,382
	Energy - 1.5%
7,183	Alliance Holdings GP LP	355,559
1,939	OYO Geospace Corp.*	185,814
		541,373
	Financials - 6.5%
4,465	AmTrust Financial Services, Inc.	82,647
2,496	Arrow Financial Corp.	56,609
8,600	BOK Financial Corp.	444,448
11,203	Commerce Bancshares, Inc.	460,779
2,463	Community Trust Bancorp, Inc.	71,205
1,127	Credit Acceptance Corp.*	63,732
6,450	Erie Indemnity Co., Class A	428,409
1,867	FPIC Insurance Group, Inc.*	66,764
1,178	Infinity Property & Casualty Corp.	70,374
3,068	International Assets Holding Corp.*	71,791
3,669	MarketAxess Holdings, Inc.	73,857
18,647	NASDAQ OMX Group, Inc. (The)*	456,479
1,513	World Acceptance Corp.*	84,970
		2,432,064
	Health Care - 11.8%
2,997	Air Methods Corp.*	153,566
4,129	Almost Family, Inc.*	137,867
11,788	Biogen Idec, Inc.*	771,760
11,832	Cephalon, Inc.*	699,035
21,785	Endo Pharmaceuticals Holdings, Inc.*	723,698
7,009	Ensign Group, Inc. (The)	169,337
14,629	Express Scripts, Inc.*	824,052
3,972	ICU Medical, Inc.*	155,146
7,660	Impax Laboratories, Inc.*	177,865
3,354	Integra LifeSciences Holdings Corp.*	155,559
2,989	Magellan Health Services, Inc.*	144,697
3,936	Neogen Corp.*	141,539
8,944	ViroPharma, Inc.*	146,682
		4,400,803
	Industrials - 4.6%
6,367	Amerco, Inc.*	579,461
11,568	Expeditors International of Washington, Inc.	586,151
3,181	Exponent, Inc.*	116,806
13,594	Hawaiian Holdings, Inc.*	100,460
6,779	Heartland Express, Inc.	108,633
2,990	LB Foster Co., Class A*	118,852
6,482	SkyWest, Inc.	97,554
		1,707,917
	Information Technology - 57.2%
6,887	ACI Worldwide, Inc.*	182,437
10,160	Acxiom Corp.*	175,057
5,622	ADTRAN, Inc.	231,233
9,349	Anaren, Inc.*	192,028
3,694	Apple, Inc.*	1,253,448
25,642	Automatic Data Processing, Inc.	1,228,252
4,970	Black Box Corp.	174,894
26,241	BMC Software, Inc.*	1,251,696
49,971	CA, Inc.	1,189,310
4,052	Cardtronics, Inc.*	69,249
16,964	Citrix Systems, Inc.*	1,071,785
6,084	Cognex Corp.	190,673
17,605	Cognizant Technology Solutions Corp., Class A*	1,284,285
23,318	Cogo Group, Inc.*	204,266
17,018	Compuware Corp.*	182,433
5,913	Comtech Telecommunications Corp.	165,919
9,266	CSG Systems International, Inc.*	180,224
27,313	Entegris, Inc.*	208,944
20,684	Fiserv, Inc.*	1,277,651
3,106	Hittite Microwave Corp.*	185,677
7,163	iGATE Corp.	110,310
6,396	j2 Global Communications, Inc.*	176,530
25,025	Lam Research Corp.*	1,248,497
3,781	Littelfuse, Inc.	193,890
42,545	Magma Design Automation, Inc.*	231,019
5,569	Manhattan Associates, Inc.*	164,341
14,013	Micrel, Inc.	187,634
26,066	MICROS Systems, Inc.*	1,192,259
16,712	Monotype Imaging Holdings, Inc.*	187,759
8,027	NCI, Inc., Class A*	168,567
7,994	NetScout Systems, Inc.*	183,222
12,097	Newport Corp.*	212,302
42,432	Oracle Corp.	1,359,097
28,409	Photronics, Inc.*	187,215
19,072	Power-One, Inc.*	204,070
6,792	Progress Software Corp.*	194,523
6,873	Quest Software, Inc.*	177,461
24,212	RF Micro Devices, Inc.*	162,705
6,122	ScanSource, Inc.*	221,678
24,080	Silicon Image, Inc.*	165,189
13,552	Stamps.com, Inc.	172,381
26,455	Symmetricom, Inc.*	164,285
45,397	Synopsys, Inc.*	1,231,621
3,670	Syntel, Inc.	204,676
9,286	TeleTech Holdings, Inc.*	198,813
58,692	TIBCO Software, Inc.*	1,290,050
11,230	ValueClick, Inc.*	157,332
		21,246,887

	Materials - 0.7%
3,590	Innospec, Inc.*	$72,231
2,673	Sigma-Aldrich Corp.	170,136
		242,367
	Telecommunication Services - 1.1%
6,758	NII Holdings, Inc.*	283,701
7,061	USA Mobility, Inc.	120,602
		404,303
	Total Common Stocks and Other Equity Interests (Cost $31,759,638)	37,166,129

	Money Market Fund - 0.2%
81,773	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $81,773)	81,773

	Total Investments (Cost $31,841,411)(a)-100.3%	37,247,902
	Liabilities in excess of other assets-(0.3%)	(97,913)
	Net Assets-100.0%	$37,149,989

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $31,841,508. The net unrealized appreciation was $5,406,394 which consisted of aggregate gross unrealized appreciation of $5,727,982 and aggregate gross unrealized depreciation of $321,588.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 11.2%
8,458	Aaron’s, Inc.	$162,309
7,352	Abercrombie & Fitch Co., Class A	370,614
4,780	Advance Auto Parts, Inc.	305,633
5,576	Amazon.com, Inc.*	945,913
13,143	American Eagle Outfitters, Inc.	190,048
7,096	AnnTaylor Stores Corp.*	156,964
4,618	Apollo Group, Inc., Class A*	190,585
12,709	Asbury Automotive Group, Inc.*	233,973
9,142	Autoliv, Inc.	702,106
27,489	AutoNation, Inc.*	789,209
1,422	AutoZone, Inc.*	360,520
8,245	Barnes & Noble, Inc.	129,859
34,522	Beazer Homes USA, Inc.*	184,693
11,583	Bed Bath & Beyond, Inc.*	555,984
36,352	Best Buy Co., Inc.	1,235,968
6,151	Big Lots, Inc.*	195,540
7,416	BorgWarner, Inc.*	499,838
17,670	Boyd Gaming Corp.*	191,543
9,238	Brinker International, Inc.	217,370
15,922	Brunswick Corp.	317,166
6,469	Cabela’s, Inc., Class A*	161,078
12,814	Cablevision Systems Corp., Class A	433,754
5,248	Career Education Corp.*	117,765
15,805	CarMax, Inc.*	516,033
44,170	Carnival Corp.	1,974,841
109,316	CBS Corp., Class B	2,167,736
3,958	Central European Media Enterprises Ltd., Class A (Bermuda)*	72,036
21,692	Charming Shoppes, Inc.*	67,462
9,404	Chico’s FAS, Inc.	102,692
39,194	Clear Channel Outdoor Holdings, Inc., Class A*	544,405
7,156	Coach, Inc.	387,068
6,671	Collective Brands, Inc.*	135,822
191,563	Comcast Corp., Class A	4,358,058
66,074	Comcast Corp., Special Class A	1,416,627
4,146	Core-Mark Holding Co., Inc.*	140,301
43,932	D.R. Horton, Inc.	544,317
10,183	Dana Holding Corp.*	182,479
8,654	Darden Restaurants, Inc.	407,690
5,536	Dick’s Sporting Goods, Inc.*	199,794
11,947	Dillard’s, Inc., Class A	474,535
30,474	DIRECTV, Class A*	1,291,793
8,297	Discovery Communications, Inc., Class A*	323,583
8,695	Discovery Communications, Inc., Class C*	295,282
27,909	DISH Network Corp., Class A*	589,159
6,221	Dollar Tree, Inc.*	314,658
9,721	Domino’s Pizza, Inc.*	159,424
2,839	DreamWorks Animation SKG, Inc., Class A*	79,691
29,121	E.W. Scripps Co. (The), Class A*	264,419
72,071	Eastman Kodak Co.*	263,780
2,645	Education Management Corp.*	48,642
22,811	Exide Technologies*	219,214
14,507	Expedia, Inc.	364,996
9,100	Family Dollar Stores, Inc.	386,568
3,475	Federal-Mogul Corp.*	81,871
23,035	Foot Locker, Inc.	411,405
374,728	Ford Motor Co.*	5,976,912
15,796	Fortune Brands, Inc.	974,297
18,609	GameStop Corp., Class A*	392,092
47,292	Gannett Co., Inc.	697,084
28,583	Gap, Inc. (The)	550,794
7,988	Garmin Ltd. (Switzerland)	246,270
15,045	Genuine Parts Co.	778,579
64,788	Goodyear Tire & Rubber Co. (The)*	769,681
6,500	Group 1 Automotive, Inc.	245,960
19,693	H&R Block, Inc.	246,556
8,742	Hanesbrands, Inc.*	201,241
22,845	Harley-Davidson, Inc.	905,804
3,758	Harman International Industries, Inc.*	162,797
7,803	Hasbro, Inc.	344,034
142,439	Home Depot, Inc. (The)	5,237,482
28,091	Hovnanian Enterprises, Inc., Class A*	124,162
7,661	Hyatt Hotels Corp., Class A*	372,248
21,135	International Game Technology	362,888
48,675	Interpublic Group of Cos., Inc. (The)*	520,336
34,099	J.C. Penney Co., Inc.	1,093,555
6,604	Jack in the Box, Inc.*	144,892
7,347	Jarden Corp.	249,063
49,036	Johnson Controls, Inc.	1,882,492
12,166	Jones Group, Inc. (The)	154,387
12,498	KB Home	185,470
20,299	Kohl’s Corp.*	1,030,783
5,871	Lamar Advertising Co., Class A*	216,288
9,015	Las Vegas Sands Corp.*	419,107
16,006	Leggett & Platt, Inc.	360,615
21,901	Lennar Corp., Class A	424,003
14,767	Liberty Global, Inc., Class A*	598,950
13,670	Liberty Global, Inc., Class C*	523,151
47,200	Liberty Media Corp. - Interactive, Class A*	747,648
32,367	Limited Brands, Inc.	946,411
10,046	Live Nation Entertainment, Inc.*	104,478
27,424	Liz Claiborne, Inc.*	135,475
102,343	Lowe’s Cos., Inc.	2,538,106
62,541	Macy’s, Inc.	1,447,824
19,197	Marriott International, Inc., Class A	758,090
21,960	Mattel, Inc.	520,013
43,025	McDonald’s Corp.	3,169,652
19,150	McGraw-Hill Cos., Inc. (The)	746,467
3,744	MDC Holdings, Inc.	115,727
2,929	Meredith Corp.	98,707
54,069	MGM Resorts International*	801,843
9,741	Mohawk Industries, Inc.*	541,113
21,250	New York Times Co. (The), Class A*	214,837
33,716	Newell Rubbermaid, Inc.	649,033
115,650	News Corp., Class A	1,737,063
37,659	News Corp., Class B	624,386
14,285	NIKE, Inc., Class B	1,178,227
12,235	Nordstrom, Inc.	503,837
401	NVR, Inc.*	306,765
84,551	Office Depot, Inc.*	443,893

	Consumer Discretionary (continued)
19,325	OfficeMax, Inc.*	$310,553
20,736	Omnicom Group, Inc.	930,632
6,024	O’Reilly Automotive, Inc.*	342,344
10,157	Penn National Gaming, Inc.*	362,910
11,456	Penske Automotive Group, Inc.*	193,606
7,591	PetSmart, Inc.	305,462
3,630	Phillips-Van Heusen Corp.	211,883
2,631	Polaris Industries, Inc.	202,377
4,323	Polo Ralph Lauren Corp.	463,339
32,473	Pulte Group, Inc.*	256,212
45,928	Quiksilver, Inc.*	205,298
9,764	RadioShack Corp.	147,925
28,757	Regal Entertainment Group, Class A	349,685
7,429	Regis Corp.	124,510
15,111	Rent-A-Center, Inc.	449,401
5,033	Ross Stores, Inc.	328,152
16,715	Royal Caribbean Cruises Ltd.*	750,503
53,336	Saks, Inc.*	625,098
2,190	Scripps Networks Interactive, Inc., Class A	101,835
10,701	Sears Holdings Corp.*	806,534
20,166	Service Corp. International	174,839
6,895	Signet Jewelers Ltd. (United Kingdom)*	292,900
20,695	Sonic Automotive, Inc., Class A	257,653
12,623	Stanley Black & Decker, Inc.	917,440
37,658	Staples, Inc.	840,150
26,457	Starbucks Corp.	834,189
11,835	Starwood Hotels & Resorts Worldwide, Inc.	697,910
52,726	Target Corp.	2,890,967
10,520	Tenneco, Inc.*	434,792
3,050	Thor Industries, Inc.	113,338
5,191	Tiffany & Co.	301,753
72,051	Time Warner Cable, Inc.	4,887,219
175,917	Time Warner, Inc.	5,532,590
17,050	TJX Cos., Inc. (The)	807,999
12,256	Toll Brothers, Inc.*	248,061
5,372	Tractor Supply Co.	275,637
24,048	TRW Automotive Holdings Corp.*	1,434,704
3,042	Tupperware Brands Corp.	139,171
3,087	Urban Outfitters, Inc.*	104,402
7,852	VF Corp.	649,517
43,715	Viacom, Inc., Class B	1,816,358
35,384	Virgin Media, Inc.	890,261
107,012	Walt Disney Co. (The)	4,159,556
13,823	Warner Music Group Corp.*	72,294
205	Washington Post Co. (The), Class B	87,812
26,184	Wendy’s/Arby’s Group, Inc., Class A	126,469
9,737	Whirlpool Corp.	832,513
9,037	Williams-Sonoma, Inc.	290,991
11,919	Wyndham Worldwide Corp.	335,281
2,075	Wynn Resorts Ltd.	241,385
21,367	Yum! Brands, Inc.	999,121
		111,311,912
	Consumer Staples - 9.0%
16,073	Alberto-Culver Co.	598,719
372,940	Altria Group, Inc.	8,767,819
74,596	Archer-Daniels-Midland Co.	2,437,051
22,598	Avon Products, Inc.	639,749
9,442	BJ’s Wholesale Club, Inc.*	414,882
5,972	Brown-Forman Corp., Class B	396,242
23,264	Bunge Ltd.	1,583,581
14,248	Campbell Soup Co.	486,427
3,802	Casey’s General Stores, Inc.	161,547
8,415	Chiquita Brands International, Inc.*	129,759
2,486	Church & Dwight Co., Inc.	171,062
7,311	Clorox Co. (The)	459,789
112,869	Coca-Cola Co. (The)	7,093,817
23,806	Coca-Cola Enterprises, Inc.	598,959
16,347	Colgate-Palmolive Co.	1,254,959
38,748	ConAgra Foods, Inc.	865,243
21,800	Constellation Brands, Inc., Class A*	418,996
6,341	Corn Products International, Inc.	292,510
36,430	Costco Wholesale Corp.	2,617,131
107,232	CVS Caremark Corp.	3,667,334
49,631	Dean Foods Co.*	503,755
17,005	Del Monte Foods Co.	322,415
11,176	Dole Food Co., Inc.*	156,241
9,242	Dr Pepper Snapple Group, Inc.	327,444
5,150	Energizer Holdings, Inc.*	374,611
7,068	Estee Lauder Cos., Inc. (The), Class A	568,974
5,250	Flowers Foods, Inc.	132,458
6,556	Fresh Del Monte Produce, Inc.	173,406
32,705	General Mills, Inc.	1,137,480
18,748	H.J. Heinz Co.	890,530
11,831	Hershey Co. (The)	552,389
6,586	Hormel Foods Corp.	325,348
6,641	J.M. Smucker Co. (The)	412,805
14,666	Kellogg Co.	737,700
27,380	Kimberly-Clark Corp.	1,772,307
129,469	Kraft Foods, Inc., Class A	3,957,867
95,095	Kroger Co. (The)	2,035,033
10,194	Lorillard, Inc.	766,997
7,007	McCormick & Co., Inc.	309,709
14,346	Molson Coors Brewing Co., Class B	672,397
3,727	Nash Finch Co.	140,396
13,303	Pantry, Inc. (The)*	221,761
68,817	PepsiCo, Inc.	4,425,621
60,166	Philip Morris International, Inc.	3,443,902
139,994	Procter & Gamble Co. (The)	8,837,821
3,796	Ralcorp Holdings, Inc.*	232,315
41,818	Reynolds American, Inc.	1,330,231
312,144	Rite Aid Corp.*	399,544
3,973	Ruddick Corp.	133,890
55,199	Safeway, Inc.	1,142,067
61,840	Sara Lee Corp.	1,049,425
31,097	Smithfield Foods, Inc.*	619,141
74,245	SUPERVALU, Inc.	541,246
53,345	Sysco Corp.	1,554,473
52,046	Tyson Foods, Inc., Class A	856,157
4,795	United Natural Foods, Inc.*	177,415
2,807	Universal Corp.	106,357
64,686	Walgreen Co.	2,615,902
205,828	Wal-Mart Stores, Inc.	11,540,776
1,397	Weis Markets, Inc.	55,224
10,256	Whole Foods Market, Inc.*	530,338
12,545	Winn-Dixie Stores, Inc.*	80,037
		89,219,481
	Energy - 13.3%
6,271	Alon USA Energy, Inc.	48,976
5,255	Alpha Natural Resources, Inc.*	282,351
23,948	Anadarko Petroleum Corp.	1,845,912
15,874	Apache Corp.	1,894,721
10,047	Arch Coal, Inc.	344,110
26,551	Baker Hughes, Inc.	1,819,009
3,267	Cabot Oil & Gas Corp.	136,005

	Energy (continued)
10,754	Cameron International Corp.*	$573,188
46,517	Chesapeake Energy Corp.	1,373,647
208,775	Chevron Corp.	19,819,011
3,311	Cimarex Energy Co.	344,774
6,635	Complete Production Services, Inc.*	185,382
225,556	ConocoPhillips	16,118,232
7,377	CONSOL Energy, Inc.	366,637
12,247	Crosstex Energy, Inc.	103,610
13,653	Denbury Resources, Inc.*	277,839
24,751	Devon Energy Corp.	2,195,166
4,963	Diamond Offshore Drilling, Inc.	355,897
3,808	Dresser-Rand Group, Inc.*	174,901
56,844	El Paso Corp.	902,683
8,411	EOG Resources, Inc.	894,846
6,909	EQT Corp.	332,945
5,250	EXCO Resources, Inc.	105,420
7,706	Exterran Holdings, Inc.*	191,186
406,277	Exxon Mobil Corp.	32,778,428
3,480	FMC Technologies, Inc.*	327,120
7,502	Forest Oil Corp.*	291,078
13,038	Frontier Oil Corp.*	271,190
37,061	General Maritime Corp.	113,407
46,180	Halliburton Co.	2,078,100
17,694	Helix Energy Solutions Group, Inc.*	219,406
5,925	Helmerich & Payne, Inc.	347,975
31,808	Hess Corp.	2,675,689
5,394	Holly Corp.	264,684
11,525	Key Energy Services, Inc.*	153,398
7,844	Linn Energy LLC	310,544
113,153	Marathon Oil Corp.	5,171,092
4,795	Massey Energy Co.	301,414
10,979	McDermott International, Inc.*	228,144
17,390	Murphy Oil Corp.	1,152,957
31,290	Nabors Industries Ltd. (Bermuda)*	763,476
29,472	National Oilwell Varco, Inc.	2,177,981
6,936	Newfield Exploration Co.*	507,507
12,501	Noble Corp. (Switzerland)	478,163
6,718	Noble Energy, Inc.	612,010
37,153	Occidental Petroleum Corp.	3,591,952
2,153	Oceaneering International, Inc.*	166,276
3,894	Oil States International, Inc.*	263,857
4,228	Overseas Shipholding Group, Inc.	140,539
18,080	Patterson-UTI Energy, Inc.	421,987
9,202	Peabody Energy Corp.	583,591
4,574	Penn Virginia Corp.	79,496
10,626	Petrohawk Energy Corp.*	213,051
6,335	Pioneer Natural Resources Co.	602,839
8,051	Plains Exploration & Production Co.*	285,005
15,209	Pride International, Inc.*	494,292
10,002	QEP Resources, Inc.	406,481
3,157	Range Resources Corp.	157,440
10,508	Rowan Cos., Inc.*	360,214
62,171	Schlumberger Ltd.	5,532,597
1,944	SEACOR Holdings, Inc.*	205,461
7,994	Ship Finance International Ltd. (Bermuda)	159,960
3,560	SM Energy Co.	221,290
9,464	Southern Union Co.	252,878
5,685	Southwestern Energy Co.*	224,557
41,084	Spectra Energy Corp.	1,077,633
48,699	Sunoco, Inc.	2,067,272
6,869	Superior Energy Services, Inc.*	241,239
9,709	Teekay Corp. (Bahamas)	328,747
60,663	Tesoro Corp.*	1,167,763
4,562	Tidewater, Inc.	271,393
18,091	Transocean Ltd.*	1,446,014
2,568	Ultra Petroleum Corp.*	122,571
4,469	Unit Corp.*	228,813
195,744	Valero Energy Corp.	4,964,068
51,239	Weatherford International Ltd. (Switzerland)*	1,215,389
32,862	Western Refining, Inc.*	400,259
2,736	Whiting Petroleum Corp.*	345,502
47,327	Williams Cos., Inc. (The)	1,277,356
12,922	World Fuel Services Corp.	485,092
		131,913,085
	Financials - 21.1%
32,704	ACE Ltd.	2,014,239
3,136	Affiliated Managers Group, Inc.*	319,339
22,684	Aflac, Inc.	1,306,145
2,901	Alexandria Real Estate Equities, Inc. REIT	223,493
381	Alleghany Corp.*	117,645
5,406	Allied World Assurance Co. Holdings Ltd. (Switzerland)	326,144
77,069	Allstate Corp. (The)	2,399,929
12,213	AMB Property Corp. REIT	409,746
73,901	American Express Co.	3,205,825
6,118	American Financial Group, Inc.	199,018
258,293	American International Group, Inc.*	10,422,122
765	American National Insurance Co.	63,786
14,266	Ameriprise Financial, Inc.	879,499
66,831	Annaly Capital Management, Inc. REIT	1,191,597
19,685	Aon Corp.	900,392
22,632	Apartment Investment & Management Co., Class A REIT	578,474
3,669	Arch Capital Group Ltd.*	323,789
8,406	Arthur J. Gallagher & Co.	249,490
8,327	Aspen Insurance Holdings Ltd. (Bermuda)	250,226
21,988	Associated Banc-Corp.	307,392
15,707	Assurant, Inc.	616,186
12,654	Astoria Financial Corp.	180,193
4,767	AvalonBay Communities, Inc. REIT	552,638
12,791	Axis Capital Holdings Ltd. (Bermuda)	455,104
7,794	BancorpSouth, Inc.	121,898
1,223,152	Bank of America Corp.	16,793,877
3,888	Bank of Hawaii Corp.	182,231
81,187	Bank of New York Mellon Corp. (The)	2,535,470
68,067	BB&T Corp.	1,881,372
99,888	Berkshire Hathaway, Inc., Class B*	8,165,844
11,990	BioMed Realty Trust, Inc. REIT	214,021
3,517	BlackRock, Inc.	696,436
1,348	BOK Financial Corp.	69,665
9,706	Boston Properties, Inc. REIT	915,955
19,036	Brandywine Realty Trust REIT	220,818
5,004	BRE Properties, Inc. REIT	223,429
8,382	Brown & Brown, Inc.	207,538
5,945	Camden Property Trust REIT	329,531
65,428	Capital One Financial Corp.	3,151,012
59,165	CapitalSource, Inc.	456,754
21,364	CB Richard Ellis Group, Inc., Class A*	474,067
17,730	CBL & Associates Properties, Inc. REIT	302,474
50,172	Charles Schwab Corp. (The)	905,605
27,435	Chubb Corp. (The)	1,589,309
21,642	Cincinnati Financial Corp.	693,410
3,563,019	Citigroup, Inc.*	17,173,752

	Financials (continued)
4,292	City National Corp.	$248,035
3,547	CME Group, Inc.	1,094,462
2,033	CNA Financial Corp.*	54,627
67,430	CNO Financial Group, Inc.*	426,832
17,498	Colonial Properties Trust REIT	335,787
20,535	Comerica, Inc.	784,437
5,872	Commerce Bancshares, Inc.	241,515
12,880	CommonWealth REIT	343,510
3,936	Corporate Office Properties Trust REIT	143,861
4,052	Cullen/Frost Bankers, Inc.	234,125
5,881	Delphi Financial Group, Inc., Class A	169,255
32,504	Developers Diversified Realty Corp. REIT	442,054
57,274	Discover Financial Services	1,179,272
7,491	Douglas Emmett, Inc. REIT	138,059
37,398	Duke Realty Corp. REIT	512,353
21,853	E*TRADE Financial Corp.*	361,886
10,359	East West Bancorp, Inc.	224,894
4,777	Eaton Vance Corp.	144,743
4,583	Endurance Specialty Holdings Ltd. (Bermuda)	213,064
21,080	Equity Residential REIT	1,142,325
2,870	Erie Indemnity Co., Class A	190,625
1,681	Essex Property Trust, Inc. REIT	194,996
5,038	Everest Re Group Ltd.	424,603
2,738	Federal Realty Investment Trust REIT	220,217
9,091	Federated Investors, Inc., Class B	246,184
59,948	Fidelity National Financial, Inc., Class A	806,301
107,787	Fifth Third Bancorp	1,602,793
12,868	First American Financial Corp.	199,583
439	First Citizens BancShares, Inc., Class A	88,314
35,268	First Horizon National Corp.*	399,586
23,579	First Industrial Realty Trust, Inc. REIT*	240,977
15,479	First Niagara Financial Group, Inc.	214,848
9,535	FirstMerit Corp.	174,681
82,742	Fortress Investment Group LLC, Class A*	450,944
6,905	Franklin Resources, Inc.	833,088
21,089	Fulton Financial Corp.	217,638
58,801	Genworth Financial, Inc., Class A*	797,930
30,101	Goldman Sachs Group, Inc. (The)	4,925,126
3,693	Hanover Insurance Group, Inc. (The)	174,679
94,202	Hartford Financial Services Group, Inc. (The)	2,616,932
8,151	HCC Insurance Holdings, Inc.	246,812
20,929	HCP, Inc. REIT	776,257
6,484	Health Care REIT, Inc. REIT	318,235
5,148	Highwoods Properties, Inc. REIT	168,700
2,906	Home Properties, Inc. REIT	161,806
15,283	Hospitality Properties Trust REIT	380,088
54,665	Host Hotels & Resorts, Inc. REIT	1,011,849
35,249	Hudson City Bancorp, Inc.	387,034
109,703	Huntington Bancshares, Inc.	794,250
12,256	Interactive Brokers Group, Inc., Class A	198,179
1,695	IntercontinentalExchange, Inc.*	204,230
4,664	International Bancshares Corp.	88,476
19,465	Invesco Ltd.(~)	481,564
56,591	iStar Financial, Inc. REIT*	448,767
11,878	Janus Capital Group, Inc.	153,345
4,957	Jefferies Group, Inc.	123,975
2,422	Jones Lang LaSalle, Inc.	214,686
349,271	JPMorgan Chase & Co.	15,696,239
135,182	KeyCorp	1,203,120
30,452	Kimco Realty Corp. REIT	550,877
16,589	Legg Mason, Inc.	549,594
4,989	Leucadia National Corp.	162,242
24,937	Lexington Realty Trust REIT	211,216
9,452	Liberty Property Trust REIT	328,646
41,849	Lincoln National Corp.	1,206,925
35,804	Loews Corp.	1,433,950
9,425	M&T Bank Corp.	814,980
9,465	Macerich Co. (The) REIT	460,567
7,775	Mack-Cali Realty Corp. REIT	272,280
669	Markel Corp.*	269,272
41,019	Marsh & McLennan Cos., Inc.	1,143,610
99,657	Marshall & Ilsley Corp.	696,602
19,279	MBIA, Inc.*	206,285
3,151	Mercury General Corp.	133,760
93,766	MetLife, Inc.	4,291,670
36,825	MF Global Holdings Ltd.*	304,911
24,132	MFA Financial, Inc. REIT	197,158
10,175	Montpelier Re Holdings Ltd. (Bermuda)	201,974
7,332	Moody’s Corp.	215,341
168,738	Morgan Stanley	4,960,897
4,808	MSCI, Inc., Class A*	164,578
19,316	NASDAQ OMX Group, Inc. (The)*	472,856
5,268	National Retail Properties, Inc. REIT	130,910
5,001	Nationwide Health Properties, Inc. REIT	187,788
39,433	New York Community Bancorp, Inc.	722,413
12,759	Northern Trust Corp.	663,213
21,595	NYSE Euronext	686,937
37,561	Old Republic International Corp.	459,371
6,125	PartnerRe Ltd.	501,515
16,428	Pennsylvania REIT	224,406
21,972	People’s United Financial, Inc.	283,658
14,304	PHH Corp.*	341,723
49,198	Phoenix Cos., Inc. (The)*	125,947
3,409	Platinum Underwriters Holdings Ltd. (Bermuda)	150,678
11,907	Plum Creek Timber Co., Inc. REIT	498,546
37,440	PNC Financial Services Group, Inc.	2,246,400
328,796	Popular, Inc.*	1,055,435
26,479	Principal Financial Group, Inc.	867,717
2,196	ProAssurance Corp.*	128,839
57,453	Progressive Corp. (The)	1,138,144
72,378	ProLogis REIT	1,079,880
14,381	Protective Life Corp.	396,484
41,874	Prudential Financial, Inc.	2,575,670
5,268	Public Storage REIT	574,107
8,570	Raymond James Financial, Inc.	310,405
6,390	Rayonier, Inc. REIT	378,352
4,917	Realty Income Corp. REIT	171,898
12,295	Redwood Trust, Inc. REIT	184,056
5,237	Regency Centers Corp. REIT	225,767
233,982	Regions Financial Corp.	1,661,272
7,299	Reinsurance Group of America, Inc.	420,130
5,110	RenaissanceRe Holdings Ltd. (Bermuda)	335,318
6,145	SEI Investments Co.	142,257
7,205	Selective Insurance Group, Inc.	128,105
5,914	Senior Housing Properties Trust REIT	132,592
12,839	Simon Property Group, Inc. REIT	1,302,516
5,649	SL Green Realty Corp. REIT	411,021
55,898	SLM Corp.*	805,490
4,236	StanCorp Financial Group, Inc.	188,968
29,375	State Street Corp.	1,372,400
78,860	SunTrust Banks, Inc.	2,399,710

	Financials (continued)
24,625	Susquehanna Bancshares, Inc.	$235,415
2,631	SVB Financial Group*	138,049
184,628	Synovus Financial Corp.	487,418
8,518	T. Rowe Price Group, Inc.	561,507
14,687	TCF Financial Corp.	219,424
20,900	TD Ameritrade Holding Corp.	426,778
8,455	Torchmark Corp.	526,746
6,348	Transatlantic Holdings, Inc.	326,605
61,946	Travelers Cos., Inc. (The)	3,485,082
5,971	Trustmark Corp.	143,244
177,202	U.S. Bancorp	4,784,454
16,561	UDR, Inc. REIT	388,852
9,485	Unitrin, Inc.	255,241
34,825	Unum Group	868,535
15,228	Valley National Bancorp	206,035
5,873	Ventas, Inc. REIT	325,717
11,530	Vornado Realty Trust REIT	1,015,678
13,193	W.R. Berkley Corp.	372,702
8,530	Washington Federal, Inc.	147,484
11,302	Webster Financial Corp.	258,590
10,706	Weingarten Realty Investors REIT	262,511
436,534	Wells Fargo & Co.	14,152,432
55	Wesco Financial Corp.	20,668
63,572	Weyerhaeuser Co.	1,473,599
867	White Mountains Insurance Group Ltd.	294,780
12,145	Whitney Holding Corp.	161,650
11,351	Willis Group Holdings PLC (Ireland)	426,571
10,378	Wilmington Trust Corp.	45,456
41,173	XL Group PLC (Ireland)	943,685
28,017	Zions Bancorp	660,641
		209,785,410
	Health Care - 8.6%
65,609	Abbott Laboratories	2,962,902
34,520	Aetna, Inc.	1,137,089
11,546	Agilent Technologies, Inc.*	482,969
1,776	Alcon, Inc. (Switzerland)	289,239
4,213	Alere, Inc.*	165,023
6,976	Allergan, Inc.	492,575
5,997	AMERIGROUP Corp.*	314,063
58,647	AmerisourceBergen Corp.	2,103,081
44,615	Amgen, Inc.*	2,457,394
19,586	Baxter International, Inc.	949,725
3,128	Beckman Coulter, Inc.	225,247
9,634	Becton, Dickinson and Co.	799,140
10,657	Biogen Idec, Inc.*	697,714
1,019	Bio-Rad Laboratories, Inc., Class A*	110,949
148,603	Boston Scientific Corp.*	1,037,249
137,323	Bristol-Myers Squibb Co.	3,457,793
6,338	Brookdale Senior Living, Inc.*	138,485
2,776	C.R. Bard, Inc.	261,916
75,570	Cardinal Health, Inc.	3,136,911
16,531	CareFusion Corp.*	425,343
4,137	Celgene Corp.*	213,180
7,220	Centene Corp.*	200,138
3,502	Cephalon, Inc.*	206,898
2,093	Cerner Corp.*	206,893
3,837	Charles River Laboratories International, Inc.*	147,149
22,185	CIGNA Corp.	932,214
11,115	Community Health Systems, Inc.*	390,359
2,837	Covance, Inc.*	159,950
26,728	Coventry Health Care, Inc.*	801,038
18,910	Covidien PLC (Ireland)	897,658
6,151	DaVita, Inc.*	454,251
5,450	DENTSPLY International, Inc.	193,366
2,786	Edwards Lifesciences Corp.*	234,832
92,444	Eli Lilly & Co.	3,214,278
3,795	Emergency Medical Services Corp., Class A*	256,163
6,958	Endo Pharmaceuticals Holdings, Inc.*	231,145
13,980	Express Scripts, Inc.*	787,493
14,841	Forest Laboratories, Inc.*	478,771
618	Furiex Pharmaceuticals, Inc.*	10,321
10,311	Genzyme Corp.*	756,312
14,833	Gilead Sciences, Inc.*	569,291
26,494	Health Management Associates, Inc., Class A*	241,095
22,888	Health Net, Inc.*	652,995
4,870	Healthspring, Inc.*	147,999
5,455	Henry Schein, Inc.*	358,175
5,722	Hill-Rom Holdings, Inc.	231,569
13,258	Hologic, Inc.*	264,099
6,260	Hospira, Inc.*	345,740
25,436	Humana, Inc.*	1,474,525
393	Intuitive Surgical, Inc.*	126,904
131,801	Johnson & Johnson	7,877,746
8,678	Kindred Healthcare, Inc.*	162,365
4,299	Kinetic Concepts, Inc.*	198,313
26,717	King Pharmaceuticals, Inc.*	380,450
5,087	Laboratory Corp. of America Holdings*	457,372
6,238	Life Technologies Corp.*	338,661
6,587	LifePoint Hospitals, Inc.*	231,862
7,715	Lincare Holdings, Inc.	208,691
3,182	Magellan Health Services, Inc.*	154,041
40,360	McKesson Corp.	3,033,861
26,092	Medco Health Solutions, Inc.*	1,592,134
2,346	MEDNAX, Inc.*	155,188
44,579	Medtronic, Inc.	1,708,267
145,129	Merck & Co., Inc.	4,813,929
1,349	Mettler-Toledo International, Inc.*	201,257
11,234	Mylan, Inc.*	260,180
12,253	Omnicare, Inc.	317,598
7,285	Owens & Minor, Inc.	215,126
6,652	Patterson Cos., Inc.	219,915
6,880	PerkinElmer, Inc.	175,990
743,501	Pfizer, Inc.	13,546,588
7,039	Pharmaceutical Product Development, Inc.	205,117
8,684	Quest Diagnostics, Inc.	494,554
12,358	St. Jude Medical, Inc.*	500,499
9,115	Stryker Corp.	524,659
2,824	Teleflex, Inc.	161,872
68,994	Tenet Healthcare Corp.*	458,810
23,411	Thermo Fisher Scientific, Inc.*	1,340,748
92,593	UnitedHealth Group, Inc.	3,800,943
7,416	Universal American Financial Corp.	149,729
7,344	Universal Health Services, Inc., Class B	309,182
3,726	Varian Medical Systems, Inc.*	251,766
2,011	Warner Chilcott PLC, Class A (Ireland)	48,244
2,439	Waters Corp.*	186,315
5,927	Watson Pharmaceuticals, Inc.*	323,140
3,177	WellCare Health Plans, Inc.*	94,992
53,088	WellPoint, Inc.*	3,297,827
10,901	Zimmer Holdings, Inc.*	644,903
		85,872,442

	Industrials - 12.2%
36,149	3M Co.	$3,178,220
3,762	A.O. Smith Corp.	161,051
4,529	ABM Industries, Inc.	116,395
3,097	Acuity Brands, Inc.	170,954
9,014	Aecom Technology Corp.*	263,840
17,564	AerCap Holdings NV (Netherlands)*	262,055
11,211	AGCO Corp.*	568,398
5,387	Alaska Air Group, Inc.*	319,126
16,079	Albany International Corp., Class A	362,581
4,416	Alexander & Baldwin, Inc.	177,170
2,705	Alliant Techsystems, Inc.*	204,931
2,206	Amerco, Inc.*	200,768
6,718	AMETEK, Inc.	273,960
78,684	AMR Corp.*	554,722
1,970	Armstrong World Industries, Inc.*	80,002
12,786	ArvinMeritor, Inc.*	279,502
12,761	Avery Dennison Corp.	537,110
46,864	Avis Budget Group, Inc.*	648,598
5,500	Babcock & Wilcox Co. (The)*	160,875
6,103	BE Aerospace, Inc.*	236,125
47,306	Boeing Co. (The)	3,286,821
7,654	Briggs & Stratton Corp.	152,850
4,552	Brink’s Co. (The)	122,904
6,742	C.H. Robinson Worldwide, Inc.	519,741
4,794	Carlisle Cos., Inc.	180,782
47,335	Caterpillar, Inc.	4,591,968
11,168	Cintas Corp.	313,374
6,268	Con-way, Inc.	213,237
9,729	Cooper Industries PLC (Ireland)	595,999
7,722	Corrections Corp. of America*	191,583
8,337	Covanta Holding Corp.	141,062
4,858	Crane Co.	215,744
26,417	CSX Corp.	1,865,040
10,828	Cummins, Inc.	1,146,469
24,377	Danaher Corp.	1,122,805
24,268	Deere & Co.	2,205,961
31,383	Delta Air Lines, Inc.*	366,240
6,951	Deluxe Corp.	169,952
6,654	Dollar Thrifty Automotive Group, Inc.*	322,852
2,872	Donaldson Co., Inc.	168,299
12,202	Dover Corp.	782,148
1,696	Dun & Bradstreet Corp. (The)	144,075
13,647	Eaton Corp.	1,473,330
10,355	EMCOR Group, Inc.*	313,549
41,793	Emerson Electric Co.	2,460,772
6,723	Equifax, Inc.	240,146
2,934	Esterline Technologies Corp.*	208,842
6,559	Expeditors International of Washington, Inc.	332,345
4,519	Fastenal Co.	262,373
22,516	FedEx Corp.	2,033,645
1,813	Flowserve Corp.	226,607
13,155	Fluor Corp.	910,194
7,984	Foster Wheeler AG (Switzerland)*	293,891
3,211	Gardner Denver, Inc.	231,642
6,662	GATX Corp.	221,511
7,934	General Cable Corp.*	293,637
25,415	General Dynamics Corp.	1,916,291
1,243,704	General Electric Co.	25,048,199
7,062	Goodrich Corp.	639,958
4,544	Granite Construction, Inc.	117,417
8,344	Harsco Corp.	269,261
101,485	Hertz Global Holdings, Inc.*	1,492,844
4,979	HNI Corp.	151,063
55,707	Honeywell International, Inc.	3,120,149
4,519	Hubbell, Inc., Class B	276,744
3,222	IDEX Corp.	127,785
30,541	Illinois Tool Works, Inc.	1,633,638
24,802	Ingersoll-Rand PLC (Ireland)	1,170,654
10,106	Iron Mountain, Inc.	246,485
11,471	ITT Corp.	675,871
4,269	J.B. Hunt Transport Services, Inc.	175,029
12,510	Jacobs Engineering Group, Inc.*	642,639
29,426	JetBlue Airways Corp.*	176,556
4,106	Joy Global, Inc.	357,961
6,835	Kansas City Southern*	341,613
14,830	KBR, Inc.	476,043
11,094	Kelly Services, Inc., Class A*	218,274
6,163	Kennametal, Inc.	250,218
8,944	L-3 Communications Holdings, Inc.	699,868
3,686	Lennox International, Inc.	181,130
2,903	Lincoln Electric Holdings, Inc.	196,591
27,328	Lockheed Martin Corp.	2,175,309
13,434	Manitowoc Co., Inc. (The)	180,419
12,541	Manpower, Inc.	809,772
62,169	Masco Corp.	828,091
3,837	Moog, Inc., Class A*	163,610
3,166	MSC Industrial Direct Co., Class A	188,155
11,629	Navistar International Corp.*	754,141
29,983	Norfolk Southern Corp.	1,834,660
31,291	Northrop Grumman Corp.	2,168,466
5,526	Oshkosh Corp.*	209,491
12,372	Owens Corning*	414,091
31,705	PACCAR, Inc.	1,791,015
4,764	Pall Corp.	263,973
10,765	Parker Hannifin Corp.	962,499
7,593	Pentair, Inc.	274,639
21,391	Pitney Bowes, Inc.	519,373
3,866	Precision Castparts Corp.	552,799
12,251	Quanta Services, Inc.*	290,716
33,078	R.R. Donnelley & Sons Co.	586,142
24,965	Raytheon Co.	1,248,000
2,280	Regal-Beloit Corp.	152,167
18,133	Republic Services, Inc.	559,222
8,000	Robert Half International, Inc.	250,880
7,369	Rockwell Automation, Inc.	596,963
6,184	Rockwell Collins, Inc.	396,642
3,788	Roper Industries, Inc.	294,290
6,364	RSC Holdings, Inc.*	76,113
10,677	Ryder System, Inc.	513,350
36	Seaboard Corp.	72,072
7,798	Shaw Group, Inc. (The)*	294,530
10,919	SkyWest, Inc.	164,331
4,804	Snap-On, Inc.	272,051
44,675	Southwest Airlines Co.	529,399
11,166	Spirit Aerosystems Holdings, Inc., Class A*	263,741
4,811	SPX Corp.	377,086
27,712	Steelcase, Inc., Class A	283,217
21,533	Terex Corp.*	698,315
34,280	Textron, Inc.	901,221
4,851	Thomas & Betts Corp.*	249,293
10,366	Timken Co. (The)	487,409
1,397	TransDigm Group, Inc.*	108,240
12,134	Trinity Industries, Inc.	338,417

	Industrials (continued)
6,507	Tutor Perini Corp.*	$147,774
55,349	Tyco International Ltd. (Switzerland)	2,481,296
27,309	Union Pacific Corp.	2,584,251
45,579	United Continental Holdings, Inc.*	1,157,707
58,767	United Parcel Service, Inc., Class B	4,208,893
44,631	United Rentals, Inc.*	1,189,416
3,447	United Stationers, Inc.*	214,679
53,293	United Technologies Corp.	4,332,721
8,148	URS Corp.*	362,179
10,880	US Airways Group, Inc.*	107,930
14,707	USG Corp.*	238,548
8,490	UTi Worldwide, Inc. (British Virgin Islands)	185,931
3,754	W.W. Grainger, Inc.	493,538
7,514	Waste Connections, Inc.	217,681
39,001	Waste Management, Inc.	1,476,968
4,845	Werner Enterprises, Inc.	119,429
8,816	WESCO International, Inc.*	494,137
		121,788,442
	Information Technology - 10.6%
27,669	Accenture PLC, Class A (Ireland)	1,424,123
23,633	Activision Blizzard, Inc.	266,817
11,897	Adobe Systems, Inc.*	393,196
35,859	Advanced Micro Devices, Inc.*	280,776
6,167	Akamai Technologies, Inc.*	297,989
2,713	Alliance Data Systems Corp.*	191,918
5,629	Altera Corp.	211,482
11,028	Amdocs Ltd. (Guernsey)*	321,356
22,690	Amkor Technology, Inc.*	184,697
4,812	Amphenol Corp., Class A	266,296
13,636	Analog Devices, Inc.	529,486
5,244	Anixter International, Inc.	331,788
24,153	AOL, Inc.*	568,079
16,643	Apple, Inc.*	5,647,303
71,400	Applied Materials, Inc.	1,120,266
22,611	Arrow Electronics, Inc.*	854,696
5,139	Autodesk, Inc.*	209,054
24,558	Automatic Data Processing, Inc.	1,176,328
24,283	Avnet, Inc.*	864,960
4,471	AVX Corp.	70,105
7,394	Benchmark Electronics, Inc.*	140,412
4,561	BMC Software, Inc.*	217,560
15,447	Brightpoint, Inc.*	140,182
11,968	Broadcom Corp., Class A	539,637
6,545	Broadridge Financial Solutions, Inc.	149,815
27,126	Brocade Communications Systems, Inc.*	152,991
14,804	CA, Inc.	352,335
2,826	CACI International, Inc., Class A*	156,815
5,911	Check Point Software Technologies Ltd. (Israel)*	263,335
175,472	Cisco Systems, Inc.*	3,711,233
4,496	Citrix Systems, Inc.*	284,057
5,494	Cognizant Technology Solutions Corp., Class A*	400,787
20,863	Computer Sciences Corp.	1,111,789
15,114	Convergys Corp.*	215,223
15,498	CoreLogic, Inc.*	310,735
57,100	Corning, Inc.	1,268,191
193,723	Dell, Inc.*	2,549,395
5,681	Diebold, Inc.	174,179
2,314	Dolby Laboratories, Inc., Class A*	138,146
4,147	DST Systems, Inc.	197,231
64,405	eBay, Inc.*	1,955,336
6,647	EchoStar Corp., Class A*	181,131
17,532	Electronic Arts, Inc.*	273,324
89,019	EMC Corp.*	2,215,683
9,339	Fairchild Semiconductor International, Inc.*	166,234
22,530	Fidelity National Information Services, Inc.	685,588
783	First Solar, Inc.*	121,036
8,956	Fiserv, Inc.*	553,212
119,820	Flextronics International Ltd. (Singapore)*	957,362
4,529	FLIR Systems, Inc.*	140,580
4,940	Google, Inc., Class A*	2,965,778
6,542	Harris Corp.	304,465
107,117	Hewlett-Packard Co.	4,894,176
10,820	IAC/InterActiveCorp.*	306,098
45,524	Ingram Micro, Inc., Class A*	898,644
12,921	Insight Enterprises, Inc.*	179,860
333,280	Intel Corp.	7,152,189
51,991	International Business Machines Corp.	8,422,542
12,886	Intuit, Inc.*	604,740
25,551	Jabil Circuit, Inc.	516,386
16,911	Juniper Networks, Inc.*	627,736
8,808	KLA-Tencor Corp.	388,257
5,808	Lam Research Corp.*	289,761
8,315	Lexmark International, Inc., Class A*	289,695
8,080	Linear Technology Corp.	281,103
33,663	LSI Corp.*	208,374
16,551	Marvell Technology Group Ltd. (Bermuda)*	314,634
2,499	MasterCard, Inc., Class A	591,038
19,800	Maxim Integrated Products, Inc.	511,236
3,921	McAfee, Inc.*	187,816
22,902	MEMC Electronic Materials, Inc.*	253,983
9,735	Microchip Technology, Inc.	355,035
74,596	Micron Technology, Inc.*	786,242
503,081	Microsoft Corp.	13,947,921
5,547	Molex, Inc.	145,054
5,973	Molex, Inc., Class A	129,972
8,815	Monster Worldwide, Inc.*	146,770
32,505	Motorola Mobility Holdings, Inc.*	905,914
37,152	Motorola Solutions, Inc.*	1,440,383
13,726	National Semiconductor Corp.	208,086
18,950	NCR Corp.*	310,780
7,710	NetApp, Inc.*	421,968
5,653	Novellus Systems, Inc.*	203,904
6,822	Nuance Communications, Inc.*	138,691
17,377	NVIDIA Corp.*	415,658
18,674	ON Semiconductor Corp.*	206,348
99,497	Oracle Corp.	3,186,889
15,918	Paychex, Inc.	509,376
57,367	QUALCOMM, Inc.	3,105,276
20,938	SAIC, Inc.*	346,943
12,215	SanDisk Corp.*	554,195
19,252	Sanmina-SCI Corp.*	289,358
28,419	Seagate Technology PLC (Ireland)*	397,866
41,427	Symantec Corp.*	729,529
2,703	SYNNEX Corp.*	90,253
7,324	Synopsys, Inc.*	198,700
16,645	Tech Data Corp.*	780,817
26,397	Tellabs, Inc.	139,904
4,972	Teradata Corp.*	213,746
66,812	Texas Instruments, Inc.	2,265,595
20,313	Total System Services, Inc.	353,649
4,574	Trimble Navigation Ltd.*	210,770
34,348	Tyco Electronics Ltd. (Switzerland)	1,244,428

	Information Technology (continued)
4,529	Unisys Corp.*	$128,307
6,331	VeriSign, Inc.	213,038
15,745	Visa, Inc., Class A	1,099,788
20,342	Vishay Intertechnology, Inc.*	335,643
1,440	Vishay Precision Group, Inc.*	26,712
3,623	VMware, Inc., Class A*	309,839
11,748	Western Digital Corp.*	399,667
26,256	Western Union Co. (The)	532,472
101,125	Xerox Corp.	1,073,947
9,698	Xilinx, Inc.	312,276
61,795	Yahoo!, Inc.*	996,135
		104,930,604
	Materials - 4.0%
13,202	Air Products & Chemicals, Inc.	1,151,875
2,508	Airgas, Inc.	157,176
11,120	AK Steel Holding Corp.	176,808
3,228	Albemarle Corp.	181,284
140,710	Alcoa, Inc.	2,331,565
7,185	Allegheny Technologies, Inc.	468,390
3,898	AptarGroup, Inc.	187,338
11,196	Ashland, Inc.	650,040
5,943	Ball Corp.	422,726
9,430	Bemis Co., Inc.	306,946
5,859	Cabot Corp.	253,402
9,521	Celanese Corp., Series A	395,026
8,606	Century Aluminum Co.*	127,971
2,431	CF Industries Holdings, Inc.	328,282
3,450	Cliffs Natural Resources, Inc.	294,837
19,931	Commercial Metals Co.	333,246
13,520	Crown Holdings, Inc.*	451,027
4,241	Cytec Industries, Inc.	231,304
5,870	Domtar Corp.	516,149
125,762	Dow Chemical Co. (The)	4,462,036
74,758	E.I. du Pont de Nemours & Co.	3,788,735
6,910	Eastman Chemical Co.	641,663
9,464	Ecolab, Inc.	470,266
3,215	FMC Corp.	244,533
23,862	Freeport-McMoRan Copper & Gold, Inc.	2,594,993
13,776	Graphic Packaging Holding Co.*	65,436
3,391	Greif, Inc., Class A	213,803
24,003	Huntsman Corp.	417,892
4,561	International Flavors & Fragrances, Inc.	260,205
62,695	International Paper Co.	1,810,632
17,488	Louisiana-Pacific Corp.*	175,580
3,825	Lubrizol Corp. (The)	411,034
2,513	Martin Marietta Materials, Inc.	209,836
21,080	MeadWestvaco Corp.	603,520
16,429	Monsanto Co.	1,205,560
4,754	Mosaic Co. (The)	385,264
8,289	Nalco Holding Co.	252,483
16,991	Newmont Mining Corp.	935,694
33,406	Nucor Corp.	1,533,669
8,261	Olin Corp.	160,842
16,796	Owens-Illinois, Inc.*	495,314
6,327	Packaging Corp. of America	178,738
13,882	PPG Industries, Inc.	1,169,975
13,590	Praxair, Inc.	1,264,414
6,931	Reliance Steel & Aluminum Co.	362,422
2,366	Rock-Tenn Co., Class A	157,931
6,314	Rockwood Holdings, Inc.*	256,285
11,939	RPM International, Inc.	279,731
4,578	Scotts Miracle-Gro Co. (The), Class A	236,545
14,217	Sealed Air Corp.	379,452
7,014	Sherwin-Williams Co. (The)	594,296
4,623	Sigma-Aldrich Corp.	294,254
4,090	Silgan Holdings, Inc.	152,680
9,490	Sonoco Products Co.	337,369
16,732	Southern Copper Corp.	749,928
18,310	Steel Dynamics, Inc.	333,242
23,090	Temple-Inland, Inc.	553,929
14,729	United States Steel Corp.	849,421
7,668	Valspar Corp. (The)	286,553
10,795	Vulcan Materials Co.	459,435
4,236	W.R. Grace & Co.*	150,336
2,179	Westlake Chemical Corp.	84,371
10,108	Worthington Industries, Inc.	192,052
		39,627,741
	Telecommunication Services - 4.6%
6,528	American Tower Corp., Class A*	332,014
733,745	AT&T, Inc.	20,192,662
9,908	CenturyLink, Inc.	428,422
7,281	Crown Castle International Corp.*	307,040
74,044	Frontier Communications Corp.	678,983
8,665	Leap Wireless International, Inc.*	121,137
153,368	Level 3 Communications, Inc.*	188,643
25,471	MetroPCS Communications, Inc.*	329,340
3,449	Millicom International Cellular SA (Luxembourg)*	321,619
7,470	NII Holdings, Inc.*	313,591
184,180	Qwest Communications International, Inc.	1,313,203
807,053	Sprint Nextel Corp.*	3,647,880
13,198	Telephone & Data Systems, Inc.	471,828
9,233	tw telecom, inc.*	158,346
8,092	United States Cellular Corp.*	394,404
459,337	Verizon Communications, Inc.	16,361,584
42,981	Windstream Corp.	550,587
		46,111,283
	Utilities - 5.4%
158,497	AES Corp. (The)*	1,965,363
8,148	AGL Resources, Inc.	299,032
18,548	Allegheny Energy, Inc.	478,167
12,188	Alliant Energy Corp.	452,906
44,278	Ameren Corp.	1,256,167
48,932	American Electric Power Co., Inc.	1,745,894
12,159	American Water Works Co., Inc.	310,054
7,746	Aqua America, Inc.	179,088
13,581	Atmos Energy Corp.	442,741
6,066	Avista Corp.	137,395
4,800	Black Hills Corp.	148,848
33,296	Calpine Corp.*	475,134
52,090	CenterPoint Energy, Inc.	841,254
4,912	Cleco Corp.	153,549
26,208	CMS Energy Corp.	511,056
33,505	Consolidated Edison, Inc.	1,672,235
26,932	Constellation Energy Group, Inc.	868,557
51,570	Dominion Resources, Inc.	2,245,358
7,402	DPL, Inc.	193,784
21,711	DTE Energy Co.	1,004,351
161,198	Duke Energy Corp.	2,882,220
60,189	Dynegy, Inc., Class A*	378,589
41,658	Edison International	1,511,352
4,516	Energen Corp.	252,444
16,489	Entergy Corp.	1,190,011
66,623	Exelon Corp.	2,832,144

	Utilities (continued)
48,160	FirstEnergy Corp.	$1,884,019
224,904	GenOn Energy, Inc.*	931,103
17,640	Great Plains Energy, Inc.	347,155
12,002	Hawaiian Electric Industries, Inc.	298,850
4,989	IDACORP, Inc.	186,439
10,732	Integrys Energy Group, Inc.	510,736
18,367	MDU Resources Group, Inc.	389,931
5,248	National Fuel Gas Co.	358,648
4,292	New Jersey Resources Corp.	180,092
40,189	NextEra Energy, Inc.	2,148,504
5,309	Nicor, Inc.	267,945
49,075	NiSource, Inc.	913,776
17,317	Northeast Utilities	570,076
4,867	NorthWestern Corp.	137,444
34,713	NRG Energy, Inc.*	720,295
10,752	NSTAR	466,422
25,853	NV Energy, Inc.	371,508
9,450	OGE Energy Corp.	433,660
13,216	ONEOK, Inc.	778,290
38,707	Pepco Holdings, Inc.	718,789
44,793	PG&E Corp.	2,073,020
6,680	Piedmont Natural Gas Co., Inc.	187,441
16,573	Pinnacle West Capital Corp.	674,687
15,110	PNM Resources, Inc.	196,883
10,473	Portland General Electric Co.	233,967
52,648	PPL Corp.	1,357,792
36,897	Progress Energy, Inc.	1,657,413
48,402	Public Service Enterprise Group, Inc.	1,569,677
10,002	Questar Corp.	174,335
15,001	SCANA Corp.	634,092
20,646	Sempra Energy	1,075,037
85,316	Southern Co.	3,209,588
5,311	Southwest Gas Corp.	197,782
24,351	TECO Energy, Inc.	448,302
13,167	UGI Corp.	412,785
5,395	Unisource Energy Corp.	193,195
9,709	Vectren Corp.	257,191
14,435	Westar Energy, Inc.	368,092
5,894	WGL Holdings, Inc.	212,538
9,092	Wisconsin Energy Corp.	548,157
52,772	Xcel Energy, Inc.	1,243,836
		53,967,185
	Total Common Stocks and Other Equity Interests (Cost $911,808,528)	994,527,585

	Money Market Fund - 0.0%
112,792	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $112,792)	112,792

	Total Investments (Cost $911,921,320)(a)-100.0%	994,640,377
	Liabilities in excess of other assets-(0.0%)	(28,836)
	Net Assets-100.0%	$994,611,541

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(~) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the nine months ended January 31, 2011.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	04/30/10	at Cost	from Sales	Appreciation	Gain	01/31/11	Income
Invesco Ltd.	$279,926	$156,272	$(1,031)	$46,008	$389	$481,564	$4,964

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $944,107,722. The net unrealized appreciation was $50,532,655 which consisted of aggregate gross unrealized appreciation of $120,246,820 and aggregate gross unrealized depreciation of $69,714,165.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 17.0%
89,937	1-800-FLOWERS.COM, Inc., Class A*	$246,427
14,347	99 Cents Only Stores*	213,770
12,655	Aeropostale, Inc.*	305,239
23,379	AFC Enterprises, Inc.*	348,347
15,675	AH Belo Corp., Class A*	127,124
8,877	Ambassadors Group, Inc.	98,002
1,276	Amcon Distributing Co.	100,128
16,624	American Apparel, Inc.*	17,123
24,821	American Axle & Manufacturing Holdings, Inc.*	354,940
26,766	American Greetings Corp., Class A	581,625
2,936	America’s Car-Mart, Inc.*	73,224
11,507	Ameristar Casinos, Inc.	176,747
6,178	Arbitron, Inc.	257,561
14,870	Arctic Cat, Inc.*	238,217
21,385	Ascena Retail Group, Inc.*	579,747
20,857	Audiovox Corp., Class A*	149,753
8,323	Bally Technologies, Inc.*	340,660
13,937	Bebe Stores, Inc.	78,256
74,518	Belo Corp., Class A*	502,251
6,355	Benihana, Inc.*	52,365
14,399	Benihana, Inc., Class A*	117,496
12,368	Big 5 Sporting Goods Corp.	156,826
490	Biglari Holdings, Inc.*	210,700
5,491	BJ’s Restaurants, Inc.*	193,997
1,044	Blue Nile, Inc.*	59,351
8,455	Blyth, Inc.	284,257
16,619	Bob Evans Farms, Inc.	523,166
34,184	Bon-Ton Stores, Inc. (The)*	379,101
10,467	Books-A-Million, Inc.	59,557
272,964	Borders Group, Inc.*	199,264
16,767	Brookfield Homes Corp.*	236,750
34,463	Brown Shoe Co., Inc.	436,646
7,294	Buckle, Inc. (The)	260,760
2,061	Buffalo Wild Wings, Inc.*	90,210
23,794	Build-A-Bear Workshop, Inc.*	182,262
18,138	Cache, Inc.*	68,199
11,481	California Pizza Kitchen, Inc.*	183,811
47,829	Callaway Golf Co.	351,543
808	Capella Education Co.*	46,258
12,170	Carmike Cinemas, Inc.*	79,592
14,738	Carrols Restaurant Group, Inc.*	103,166
7,268	Carter’s, Inc.*	201,324
34,899	Casual Male Retail Group, Inc.*	146,576
13,898	Cato Corp. (The), Class A	339,667
2,058	Cavco Industries, Inc.*	84,769
8,052	CEC Entertainment, Inc.*	297,521
18,956	Cheesecake Factory, Inc. (The)*	559,392
5,215	Cherokee, Inc.	83,596
13,702	Children’s Place Retail Stores, Inc. (The)*	573,977
4,459	Chipotle Mexican Grill, Inc.*	976,164
11,173	Choice Hotels International, Inc.	423,792
23,491	Christopher & Banks Corp.	134,134
2,006	Churchill Downs, Inc.	83,068
10,493	Cinemark Holdings, Inc.	177,856
3,093	Citi Trends, Inc.*	70,830
22,516	CKX, Inc.*	71,601
8,937	Coinstar, Inc.*	369,902
38,872	Coldwater Creek, Inc.*	113,117
4,511	Columbia Sportswear Co.	275,081
60,447	Conn’s, Inc.*	267,176
32,465	Cooper Tire & Rubber Co.	742,150
23,872	Corinthian Colleges, Inc.*	126,044
7,211	CPI Corp.	143,499
12,231	Cracker Barrel Old Country Store, Inc.	629,652
26,939	Crocs, Inc.*	441,530
5,740	CSS Industries, Inc.	105,386
6,300	CTC Media, Inc.	139,293
5,718	Deckers Outdoor Corp.*	419,644
71,296	Denny’s Corp.*	269,499
5,795	Destination Maternity Corp.*	234,871
6,674	DeVry, Inc.	347,782
8,813	DineEquity, Inc.*	454,575
5,216	Dorman Products, Inc.*	167,799
24,449	Dover Downs Gaming & Entertainment, Inc.	84,105
7,015	Drew Industries, Inc.*	165,694
18,160	drugstore.com, Inc.*	32,052
14,716	DSW, Inc., Class A*	489,896
2,986	Einstein Noah Restaurant Group, Inc.*	46,402
33,960	Entercom Communications Corp., Class A*	332,808
59,507	Entravision Communications Corp., Class A*	128,535
21,827	Ethan Allen Interiors, Inc.	488,925
25,044	Finish Line, Inc. (The), Class A	385,427
5,038	Fisher Communications, Inc.*	121,617
7,574	Fossil, Inc.*	538,133
30,618	Fred’s, Inc., Class A	411,200
3,936	Fuel Systems Solutions, Inc.*	102,454
75,771	Furniture Brands International, Inc.*	340,969
23,334	Gaylord Entertainment Co.*	777,956
18,349	Genesco, Inc.*	681,298
28,960	Gentex Corp.	928,747
6,309	G-III Apparel Group Ltd.*	220,121
5,129	Global Sources Ltd. (Bermuda)*	50,726
131,393	Gray Television, Inc.*	260,158
35,294	Great Wolf Resorts, Inc.*	102,706
4,728	Guess?, Inc.	202,264
24,190	Harte-Hanks, Inc.	301,649
14,983	Haverty Furniture Cos., Inc.	180,395
9,249	Helen of Troy Ltd.*	259,619
4,270	hhgregg, Inc.*	78,269
7,050	Hibbett Sports, Inc.*	225,741
9,595	Hillenbrand, Inc.	207,348
6,355	Hooker Furniture Corp.	85,221
36,327	Hot Topic, Inc.	197,256
20,799	HSN, Inc.*	585,700
17,364	Iconix Brand Group, Inc.*	344,675
21,705	International Speedway Corp., Class A	627,926
8,079	Interval Leisure Group, Inc.*	126,598
26,907	Isle of Capri Casinos, Inc.*	253,464
4,727	ITT Educational Services, Inc.*	311,226
6,189	J.Crew Group, Inc.*	268,726

	Consumer Discretionary (continued)
91,837	Jackson Hewitt Tax Service, Inc.*	$143,266
31,713	JAKKS Pacific, Inc.*	548,318
9,824	Jo-Ann Stores, Inc.*	592,682
12,805	John Wiley & Sons, Inc., Class A	588,390
7,914	Jos. A. Bank Clothiers, Inc.*	338,165
52,332	Journal Communications, Inc., Class A*	251,194
4,781	K12, Inc.*	130,282
15,638	Kenneth Cole Productions, Inc., Class A*	213,302
3,901	Kirkland’s, Inc.*	51,669
8,299	Knology, Inc.*	121,414
32,029	Krispy Kreme Doughnuts, Inc.*	209,790
26,166	K-Swiss, Inc., Class A*	300,909
28,669	La-Z-Boy, Inc.*	238,526
17,478	Leapfrog Enterprises, Inc.*	67,465
103,133	Lee Enterprises, Inc.*	297,023
7,347	Liberty Media Corp. - Capital, Series A*	482,404
7,698	Life Time Fitness, Inc.*	306,996
6,307	Lifetime Brands, Inc.*	76,504
36,357	LIN TV Corp., Class A*	175,241
4,726	Lincoln Educational Services Corp.	71,363
68,873	Lions Gate Entertainment Corp. (Canada)*	427,013
73,841	Lithia Motors, Inc., Class A	996,853
27,058	LKQ Corp.*	653,721
20,542	LodgeNet Interactive Corp.*	70,664
15,589	Luby’s, Inc.*	89,949
1,675	Lululemon Athletica, Inc.*	115,039
3,141	Lumber Liquidators Holdings, Inc.*	87,760
15,880	M/I Homes, Inc.*	232,801
8,001	Maidenform Brands, Inc.*	205,946
14,876	Marcus Corp.	176,281
4,666	Marine Products Corp.*	33,595
21,435	MarineMax, Inc.*	193,772
6,648	Martha Stewart Living Omnimedia, Inc., Class A*	25,728
8,369	Matthews International Corp., Class A	296,597
124,856	McClatchy Co. (The), Class A*	636,766
12,208	McCormick & Schmick’s Seafood Restaurants, Inc.*	109,872
37,167	Media General, Inc., Class A*	186,578
49,884	Mediacom Communications Corp., Class A*	437,233
27,193	Men’s Wearhouse, Inc. (The)	712,729
22,445	Meritage Homes Corp.*	515,337
42,591	Modine Manufacturing Co.*	702,751
7,914	Monarch Casino & Resort, Inc.*	85,788
5,821	Monro Muffler Brake, Inc.	192,559
26,910	Morgans Hotel Group Co.*	243,132
3,204	Morningstar, Inc.*	171,158
13,672	Morton’s Restaurant Group, Inc.*	87,638
15,267	Movado Group, Inc.*	219,997
23,423	Multimedia Games, Inc.*	124,845
39,418	Nautilus, Inc.*	96,180
7,057	Netflix, Inc.*	1,510,763
27,333	New York & Co., Inc.*	152,791
6,665	Nutrisystem, Inc.	126,368
24,878	O’Charley’s, Inc.*	172,156
22,730	Orbitz Worldwide, Inc.*	116,605
27,768	Orient-Express Hotels Ltd., Class A*	337,659
6,331	Overstock.com, Inc.*	94,458
12,264	Oxford Industries, Inc.	290,289
7,318	P.F. Chang’s China Bistro, Inc.	336,921
96,331	Pacific Sunwear of California, Inc.*	410,370
4,864	Panera Bread Co., Class A*	464,804
8,035	Papa John’s International, Inc.*	230,604
2,482	Peet’s Coffee & Tea, Inc.*	94,713
47,367	Pep Boys - Manny, Moe & Jack (The)	660,296
9,664	Perry Ellis International, Inc.*	272,042
46,884	Pier 1 Imports, Inc.*	439,303
53,039	Pinnacle Entertainment, Inc.*	799,828
21,232	Playboy Enterprises, Inc., Class B*	130,364
21,235	Pool Corp.	517,709
2,193	Pre-Paid Legal Services, Inc.*	144,387
2,375	Priceline.com, Inc.*	1,017,735
14,730	PRIMEDIA, Inc.	77,627
39,327	Radio One, Inc., Class D*	49,159
12,796	RC2 Corp.*	260,015
15,109	Red Lion Hotels Corp.*	115,886
8,823	Red Robin Gourmet Burgers, Inc.*	182,107
37,157	Retail Ventures, Inc.*	560,328
48,931	Ruby Tuesday, Inc.*	659,590
23,462	Ruth’s Hospitality Group, Inc.*	109,333
26,672	Ryland Group, Inc.	474,762
29,151	Sally Beauty Holdings, Inc.*	383,627
18,152	Scholastic Corp.	539,659
21,232	Scientific Games Corp., Class A*	219,114
46,972	Sealy Corp.*	124,476
20,874	Select Comfort Corp.*	212,080
7,887	Shoe Carnival, Inc.*	195,203
16,566	Shuffle Master, Inc.*	171,210
5,758	Shutterfly, Inc.*	191,684
49,286	Sinclair Broadcast Group, Inc., Class A	432,238
15,120	Skechers U.S.A., Inc., Class A*	311,018
6,956	Skyline Corp.	139,746
16,865	Smith & Wesson Holding Corp.*	59,871
30,910	Sonic Corp.*	296,427
15,399	Sotheby’s	620,580
23,221	Spartan Motors, Inc.	144,899
8,001	Speedway Motorsports, Inc.	115,854
26,381	Stage Stores, Inc.	408,905
23,297	Standard Motor Products, Inc.	282,127
82,004	Standard Pacific Corp.*	360,818
11,654	Stanley Furniture Co., Inc.*	48,364
29,674	Stein Mart, Inc.*	232,496
3,768	Steiner Leisure Ltd.*	166,998
5,119	Steinway Musical Instruments, Inc.*	97,824
5,446	Steven Madden Ltd.*	207,874
48,672	Stewart Enterprises, Inc., Class A	310,527
23,384	Stoneridge, Inc.*	344,914
1,301	Strayer Education, Inc.	156,120
20,296	Superior Industries International, Inc.	405,920
3,419	Syms Corp.*	21,608
8,431	Systemax, Inc.*	115,167
15,324	Talbots, Inc. (The)*	83,669
10,233	Tempur-Pedic International, Inc.*	446,568
14,469	Texas Roadhouse, Inc.*	240,475
19,253	Timberland Co. (The), Class A*	514,633
22,398	Town Sports International Holdings, Inc.*	92,504
96,821	TravelCenters of America LLC*	408,585
2,856	True Religion Apparel, Inc.*	58,691
27,956	Tuesday Morning Corp.*	138,382
10,070	Ulta Salon, Cosmetics & Fragrance, Inc.*	372,993
7,575	Under Armour, Inc., Class A*	453,439
17,674	Unifi, Inc.*	293,919
4,135	Universal Electronics, Inc.*	108,875
3,572	Universal Technical Institute, Inc.	65,189

	Consumer Discretionary (continued)
14,251	Vail Resorts, Inc.*	$684,761
15,921	Valassis Communications, Inc.*	483,043
24,116	ValueVision Media, Inc., Class A*	149,278
5,059	Vitamin Shoppe, Inc.*	160,522
5,604	Volcom, Inc.*	93,026
14,196	Warnaco Group, Inc. (The)*	725,132
10,158	Weight Watchers International, Inc.	394,130
14,106	West Marine, Inc.*	180,416
37,049	Wet Seal, Inc. (The), Class A*	126,708
2,975	Weyco Group, Inc.	68,812
14,717	Winnebago Industries, Inc.*	219,283
9,322	WMS Industries, Inc.*	391,058
13,976	Wolverine World Wide, Inc.	445,136
6,422	Wonder Auto Technology, Inc.*	46,816
29,332	World Wrestling Entertainment, Inc., Class A	353,451
100,764	Zale Corp.*	470,568
6,411	Zumiez, Inc.*	148,863
		69,360,121
	Consumer Staples - 2.8%
2,095	Alico, Inc.	52,605
78,104	Alliance One International, Inc.*	299,138
38,735	American Oriental Bioengineering, Inc. (China)*	89,478
12,765	Andersons, Inc. (The)	495,027
1,041	Arden Group, Inc., Class A	82,478
2,065	Boston Beer Co., Inc., Class A*	185,871
4,609	Calavo Growers, Inc.	106,376
6,017	Cal-Maine Foods, Inc.	170,642
14,734	Central European Distribution Corp.*	337,998
13,022	Central Garden & Pet Co.*	126,444
37,094	Central Garden & Pet Co., Class A*	351,651
4,176	Coca-Cola Bottling Co. Consolidated	225,587
27,257	Darling International, Inc.*	369,332
5,222	Diamond Foods, Inc.	259,899
17,206	Elizabeth Arden, Inc.*	440,302
2,679	Farmer Brothers Co.	34,747
9,307	Green Mountain Coffee Roasters, Inc.*	312,529
25,305	Hain Celestial Group, Inc. (The)*	673,872
5,790	Hansen Natural Corp.*	327,946
31,355	Heckmann Corp.*	151,445
12,672	Herbalife Ltd. (Cayman Islands)	827,862
13,666	Imperial Sugar Co.	163,719
11,747	Ingles Markets, Inc., Class A	227,539
3,625	Inter Parfums, Inc.	64,670
3,620	J & J Snack Foods Corp.	153,741
6,323	Lancaster Colony Corp.	351,369
16,135	Mannatech, Inc.*	28,720
5,334	Mead Johnson Nutrition Co.	309,212
7,287	MGP Ingredients, Inc.*	68,826
4,170	National Beverage Corp.	56,086
15,527	Nu Skin Enterprises, Inc., Class A	467,052
5,648	Nutraceutical International Corp.*	78,338
17,948	Omega Protein Corp.*	146,456
15,899	Prestige Brands Holdings, Inc.*	175,525
10,595	PriceSmart, Inc.	386,612
34,020	Reddy Ice Holdings, Inc.*	118,390
1,566	Revlon, Inc., Class A*	15,253
8,168	Sanderson Farms, Inc.	335,786
23,436	Smart Balance, Inc.*	93,861
19,255	Snyders-Lance, Inc.	399,349
25,893	Spartan Stores, Inc.	375,190
12,760	Susser Holdings Corp.*	183,999
8,496	Tootsie Roll Industries, Inc.	234,999
9,299	TreeHouse Foods, Inc.*	444,957
2,424	USANA Health Sciences, Inc.*	91,918
19,138	Vector Group Ltd.	306,399
4,088	Village Super Market, Inc., Class A	128,404
5,438	WD-40 Co.	214,094
5,812	Zhongpin, Inc.*	109,847
		11,651,540
	Energy - 7.1%
1,913	Adams Resources & Energy, Inc.	47,844
47,008	Allis-Chalmers Energy, Inc.*	356,321
1,689	Apco Oil And Gas International, Inc. (Cayman Islands)	105,140
10,173	Approach Resources, Inc.*	271,314
13,576	Atlas Energy, Inc.*	601,417
12,481	ATP Oil & Gas Corp.*	211,678
15,230	Atwood Oceanics, Inc.*	615,597
45,050	Basic Energy Services, Inc.*	822,613
17,028	Berry Petroleum Co., Class A	794,697
7,305	Bill Barrett Corp.*	299,359
6,701	Brigham Exploration Co.*	198,417
14,378	Bristow Group, Inc.*	740,323
22,295	Bronco Drilling Co., Inc.*	154,281
64,711	Cal Dive International, Inc.*	397,326
2,934	CARBO Ceramics, Inc.	337,879
8,901	Carrizo Oil & Gas, Inc.*	301,299
3,608	Clayton Williams Energy, Inc.*	319,849
30,569	Cloud Peak Energy, Inc.*	696,056
4,946	Cobalt International Energy, Inc.*	67,018
14,763	Comstock Resources, Inc.*	408,935
10,847	Concho Resources, Inc.*	1,044,024
2,447	Contango Oil & Gas Co.*	141,926
201	Contango ORE, Inc.*	1,909
3,348	Continental Resources, Inc.*	214,975
23,562	Copano Energy LLC	792,154
4,314	Core Laboratories NV (Netherlands)	393,696
17,994	CVR Energy, Inc.*	311,656
4,457	Dawson Geophysical Co.*	150,691
16,645	Delek US Holdings, Inc.	138,653
93,210	Delta Petroleum Corp.*	67,484
56,639	DHT Holdings, Inc.	288,293
4,214	Dril-Quip, Inc.*	324,984
14,554	Endeavour International Corp.*	181,634
11,832	Energy XXI Bermuda Ltd. (Bermuda)*	340,880
21,083	ENGlobal Corp.*	95,084
8,487	Geokinetics, Inc.*	72,224
50,052	Global Industries Ltd.*	401,167
10,864	GMX Resources, Inc.*	56,710
8,766	Goodrich Petroleum Corp.*	186,015
39,609	Gran Tierra Energy, Inc.*	357,669
6,607	Gulf Island Fabrication, Inc.	178,918
15,410	Gulfmark Offshore, Inc., Class A*	592,514
5,919	Gulfport Energy Corp.*	141,701
23,955	Harvest Natural Resources, Inc.*	266,380
137,531	Hercules Offshore, Inc.*	455,228
20,894	Hornbeck Offshore Services, Inc.*	496,024
98,638	International Coal Group, Inc.*	912,401
2,094	InterOil Corp. (Canada)*	144,905
61,696	ION Geophysical Corp.*	586,729
7,106	James River Coal Co.*	159,778
20,140	Knightsbridge Tankers Ltd. (Bermuda)	483,662

	Energy (continued)
6,792	Lufkin Industries, Inc.	$453,162
15,347	Matrix Service Co.*	172,807
24,036	McMoRan Exploration Co.*	376,163
50,633	Newpark Resources, Inc.*	302,785
16,251	Nordic American Tanker Shipping Ltd. (Bermuda)	397,337
28,410	Omega Navigation Enterprises, Inc., Class A (United Kingdom)*	32,672
62,154	Pacific Ethanol, Inc.*	52,831
96,648	Parker Drilling Co.*	419,452
26,041	Patriot Coal Corp.*	681,493
16,742	Petroleum Development Corp.*	761,928
32,830	PetroQuest Energy, Inc.*	257,387
9,459	PHI, Inc.*	195,045
40,490	Pioneer Drilling Co.*	358,741
921	PrimeEnergy Corp.*	19,636
10,888	Quicksilver Resources, Inc.*	163,429
6,707	REX American Resources Corp.*	101,007
4,611	Rex Energy Corp.*	55,493
18,272	Rosetta Resources, Inc.*	729,966
16,143	RPC, Inc.	283,794
69,078	SandRidge Energy, Inc.*	513,940
17,646	StealthGas, Inc. (Greece)*	122,287
32,143	Stone Energy Corp.*	747,325
17,429	Swift Energy Co.*	743,521
26,478	Teekay Tankers Ltd., Class A (Marshall Islands)	316,412
14,614	Tesco Corp. (Canada)*	223,083
39,517	TETRA Technologies, Inc.*	448,518
36,352	Tsakos Energy Navigation Ltd. (Bermuda)	338,074
9,999	Union Drilling, Inc.*	72,993
135,880	USEC, Inc.*	754,134
24,540	VAALCO Energy, Inc.*	178,651
5,216	Venoco, Inc.*	108,806
25,965	W&T Offshore, Inc.	528,388
23,387	Willbros Group, Inc.*	279,709
		28,918,400
	Financials - 20.8%
11,387	1st Source Corp.	214,645
8,570	Abington Bancorp, Inc.	106,439
12,909	Acadia Realty Trust REIT	238,558
50,712	Advance America Cash Advance Centers, Inc.	310,357
4,426	Agree Realty Corp. REIT	102,905
147	Alexander’s, Inc. REIT	59,489
20,744	Alterra Capital Holdings Ltd. (Bermuda)	447,033
13,752	American Campus Communities, Inc. REIT	444,740
19,455	American Capital Agency Corp. REIT	558,164
42,936	American Equity Investment Life Holding Co.	544,428
7,183	American Safety Insurance Holdings Ltd. (Bermuda)*	144,091
15,374	Ameris Bancorp*	146,514
8,717	AMERISAFE, Inc.*	155,250
3,439	Ames National Corp.	62,074
6,574	AmTrust Financial Services, Inc.	121,685
91,474	Anchor Bancorp Wisconsin, Inc.*	129,893
47,071	Anworth Mortgage Asset Corp. REIT	323,378
45,475	Arbor Realty Trust, Inc. REIT*	275,578
12,948	Argo Group International Holdings Ltd. (Bermuda)	461,208
12,520	Arlington Asset Investment Corp., Class A	315,003
4,736	Arrow Financial Corp.	107,412
4,788	Artio Global Investors, Inc.	70,144
95,090	Ashford Hospitality Trust, Inc. REIT*	927,127
6,285	Asset Acceptance Capital Corp.*	38,087
13,165	Associated Estates Realty Corp. REIT	194,974
24,353	Assured Guaranty Ltd. (Bermuda)	352,144
11,014	Avatar Holdings, Inc.*	219,950
4,508	Baldwin & Lyons, Inc., Class B	101,295
2,397	BancFirst Corp.	97,222
29,810	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)*	515,415
11,986	Bancorp, Inc. (The)*	112,668
15,235	BancTrust Financial Group, Inc.*	42,506
29,242	Bank Mutual Corp.	129,542
3,665	Bank of the Ozarks, Inc.	158,071
154,810	BankAtlantic Bancorp, Inc., Class A*	154,810
9,199	BankFinancial Corp.	83,895
72,090	Banner Corp.	170,132
6,760	Beneficial Mutual Bancorp, Inc.*	59,691
7,395	Berkshire Hills Bancorp, Inc.	157,070
51,345	BGC Partners, Inc., Class A	415,894
47,568	Boston Private Financial Holdings, Inc.	319,181
30,729	Brookline Bancorp, Inc.	332,795
18,574	Calamos Asset Management, Inc., Class A	285,668
3,594	Camden National Corp.	123,023
9,489	Capital City Bank Group, Inc.	120,036
82,919	Capital Trust, Inc., Class A REIT*	152,571
4,085	Capitol Federal Financial, Inc.	49,796
47,365	CapLease, Inc. REIT	261,455
39,230	Capstead Mortgage Corp. REIT	498,613
9,035	Cash America International, Inc.	363,478
44,389	Cathay General Bancorp	768,374
42,050	Cedar Shopping Centers, Inc. REIT	254,402
14,248	Center Financial Corp.*	104,723
112,507	Central Pacific Financial Corp.*	174,386
15,941	Chemical Financial Corp.	330,935
199,398	Chimera Investment Corp. REIT	837,472
7,177	Citizens & Northern Corp.	112,248
735,337	Citizens Republic Bancorp, Inc.*	463,042
12,067	Citizens, Inc.*	86,038
7,276	City Holding Co.	253,205
8,842	CNA Surety Corp.*	212,473
16,345	CoBiz Financial, Inc.	104,281
18,711	Cogdell Spencer, Inc. REIT	113,202
2,801	Cohen & Steers, Inc.	79,296
11,728	Columbia Banking System, Inc.	235,733
13,573	Community Bank System, Inc.	343,125
7,724	Community Trust Bancorp, Inc.	223,301
22,938	Compass Diversified Holdings	396,139
21,449	CompuCredit Holdings Corp.*	129,552
59,192	Cousins Properties, Inc. REIT	504,316
7,603	Cowen Group, Inc., Class A*	34,442
20,937	Crawford & Co., Class B*	77,676
1,860	Credit Acceptance Corp.*	105,183
38,159	CVB Financial Corp.	315,957
4,967	Danvers Bancorp, Inc.	107,089
111,618	DCT Industrial Trust, Inc. REIT	618,364
69,558	DiamondRock Hospitality Co. REIT*	843,739
11,187	Digital Realty Trust, Inc. REIT	608,573
15,997	Dime Community Bancshares	241,235
8,877	Dollar Financial Corp.*	271,903
7,572	Donegal Group, Inc., Class A	98,057

	Financials (continued)
4,248	Duff & Phelps Corp., Class A	$72,046
10,839	DuPont Fabros Technology, Inc. REIT	248,430
8,949	EastGroup Properties, Inc. REIT	390,087
39,878	Education Realty Trust, Inc. REIT	311,048
1,071	EMC Insurance Group, Inc.	24,065
20,633	Employers Holdings, Inc.	346,428
5,736	Encore Capital Group, Inc.*	130,494
1,978	Enstar Group Ltd. (Bermuda)*	163,719
9,162	Enterprise Financial Services Corp.	118,923
15,160	Entertainment Properties Trust REIT	697,815
4,611	Equity Lifestyle Properties, Inc. REIT	262,274
18,988	Equity One, Inc. REIT	354,126
3,609	Evercore Partners, Inc., Class A	116,571
38,588	Extra Space Storage, Inc. REIT	742,047
11,781	EZCORP, Inc., Class A*	316,909
76,843	F.N.B. Corp.	776,114
11,428	FBL Financial Group, Inc., Class A	317,813
11,790	FBR Capital Markets Corp.*	44,213
204,738	FelCor Lodging Trust, Inc. REIT*	1,439,308
5,231	Financial Institutions, Inc.	101,115
10,079	First Bancorp	151,487
50,014	First BanCorp*	251,570
4,856	First Bancorp, Inc.	71,723
54,853	First Busey Corp.	269,877
7,080	First Cash Financial Services, Inc.*	233,569
85,935	First Commonwealth Financial Corp.	552,562
11,861	First Community Bancshares, Inc.	159,530
9,725	First Defiance Financial Corp.*	127,300
13,374	First Financial Bancorp	226,021
5,329	First Financial Bankshares, Inc.	262,826
4,366	First Financial Corp.	137,660
14,579	First Financial Holdings, Inc.	151,038
59,915	First Marblehead Corp. (The)*	131,813
38,336	First Merchants Corp.	347,324
6,892	First Mercury Financial Corp.	113,373
33,536	First Midwest Bancorp, Inc.	392,036
26,504	First Potomac Realty Trust REIT	426,714
6,787	First South Bancorp, Inc.	39,365
15,756	Flagstone Reinsurance Holdings SA (Luxembourg)	193,169
13,003	Flushing Financial Corp.	185,293
45,927	Forest City Enterprises, Inc., Class A*	776,626
10,056	Forestar Group, Inc.*	187,645
4,776	FPIC Insurance Group, Inc.*	170,790
26,765	Franklin Street Properties Corp. REIT	401,207
5,706	GAMCO Investors, Inc., Class A	253,803
8,116	Getty Realty Corp. REIT	235,689
25,230	GFI Group, Inc.	129,178
31,396	Glacier Bancorp, Inc.	442,998
4,847	Gladstone Commercial Corp. REIT	89,136
20,493	Gleacher & Co., Inc.*	43,548
124,678	Glimcher Realty Trust REIT	1,098,413
15,210	Global Indemnity PLC (Ireland)*	302,907
5,229	Government Properties Income Trust REIT	135,431
4,362	Great Southern Bancorp, Inc.	95,528
15,018	Greene Bankshares, Inc.*	47,307
2,896	Greenhill & Co., Inc.	201,040
4,947	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	139,852
46,326	Grubb & Ellis Co.*	53,275
12,396	Hallmark Financial Services, Inc.*	105,242
10,413	Hancock Holding Co.	341,546
102,067	Hanmi Financial Corp.*	134,218
6,006	Harleysville Group, Inc.	212,192
12,870	Hatteras Financial Corp. REIT	367,825
27,102	Healthcare Realty Trust, Inc. REIT	569,142
8,909	Heartland Financial USA, Inc.	150,651
74,835	Hersha Hospitality Trust REIT	493,163
13,237	Hilltop Holdings, Inc.*	129,855
4,515	Home Bancshares, Inc.	92,377
25,302	Horace Mann Educators Corp.	437,219
5,799	IBERIABANK Corp.	328,919
7,118	Independent Bank Corp.	193,467
7,651	Infinity Property & Casualty Corp.	457,071
48,627	Inland Real Estate Corp. REIT	451,259
11,144	Institutional Financial Markets, Inc.*	50,371
5,367	International Assets Holding Corp.*	125,588
26,979	Investment Technology Group, Inc.*	497,223
11,019	Investors Bancorp, Inc.*	146,773
31,463	Investors Real Estate Trust REIT	281,279
2,421	Kansas City Life Insurance Co.	76,383
7,970	KBW, Inc.	213,198
3,395	Kearny Financial Corp.	31,641
23,684	Kilroy Realty Corp. REIT	903,308
45,615	Kite Realty Group Trust REIT	240,847
36,775	Knight Capital Group, Inc., Class A*	509,701
25,447	LaBranche & Co., Inc.*	95,681
15,610	Lakeland Bancorp, Inc.	150,168
6,193	Lakeland Financial Corp.	127,452
27,714	LaSalle Hotel Properties REIT	769,618
17,127	Lazard Ltd., Class A (Bermuda)	714,538
6,851	LTC Properties, Inc. REIT	187,306
18,285	Maiden Holdings Ltd. (Bermuda)	146,280
20,871	MainSource Financial Group, Inc.	189,613
6,003	MarketAxess Holdings, Inc.	120,840
21,093	MB Financial, Inc.	414,688
20,281	Meadowbrook Insurance Group, Inc.	192,467
12,129	Medallion Financial Corp.	94,970
37,022	Medical Properties Trust, Inc. REIT	406,502
40,123	MGIC Investment Corp.*	336,632
11,788	Mid-America Apartment Communities, Inc. REIT	751,485
19,048	Mission West Properties, Inc. REIT	130,669
12,934	Monmouth Real Estate Investment Corp., Class A REIT	106,447
168,324	MPG Office Trust, Inc. REIT*	619,432
13,439	Nara Bancorp, Inc.*	131,165
2,305	NASB Financial, Inc.	34,598
33,069	National Financial Partners Corp.*	419,315
7,309	National Health Investors, Inc. REIT	334,241
1,903	National Interstate Corp.	40,001
67,546	National Penn Bancshares, Inc.	551,175
1,170	National Western Life Insurance Co., Class A	202,387
6,210	Navigators Group, Inc. (The)*	303,917
14,728	NBT Bancorp, Inc.	341,395
16,034	Nelnet, Inc., Class A	359,482
38,469	NewAlliance Bancshares, Inc.	575,112
28,247	NewStar Financial, Inc.*	273,713
3,445	Northfield Bancorp, Inc.	44,682
121,479	NorthStar Realty Finance Corp. REIT	630,476
38,858	Northwest Bancshares, Inc.	455,221
8,095	OceanFirst Financial Corp.	112,116
27,415	Ocwen Financial Corp.*	276,891

	Financials (continued)
45,316	Old National Bancorp	$486,241
17,258	Old Second Bancorp, Inc.	27,095
21,749	OMEGA Healthcare Investors, Inc. REIT	484,568
8,708	One Liberty Properties, Inc. REIT	140,895
7,125	Oppenheimer Holdings, Inc., Class A	185,963
9,531	optionsXpress Holdings, Inc.*	141,631
33,701	Oriental Financial Group, Inc.	398,346
16,895	PacWest Bancorp	333,338
10,503	Park National Corp.	683,955
18,677	Parkway Properties, Inc. REIT	315,641
13,740	Penson Worldwide, Inc.*	65,402
8,018	Peoples Bancorp, Inc.	108,965
3,596	Pico Holdings, Inc.*	111,404
12,932	Pinnacle Financial Partners, Inc.*	177,944
7,826	Piper Jaffray Cos.*	327,127
159,374	PMI Group, Inc. (The)*	463,778
3,268	Portfolio Recovery Associates, Inc.*	235,754
31,341	Post Properties, Inc. REIT	1,160,557
9,694	Potlatch Corp. REIT	360,132
18,623	Presidential Life Corp.	176,546
21,297	PrivateBancorp, Inc.	327,335
8,726	Prosperity Bancshares, Inc.	352,967
32,967	Provident Financial Services, Inc.	482,967
19,248	Provident New York Bancorp	179,584
4,832	PS Business Parks, Inc. REIT	281,271
47,969	Radian Group, Inc.	344,417
245,846	RAIT Financial Trust REIT	621,990
29,924	Ramco-Gershenson Properties Trust REIT	384,823
14,690	Renasant Corp.	229,017
9,440	Republic Bancorp, Inc., Class A	180,210
39,478	Resource Capital Corp. REIT	281,478
7,840	RLI Corp.	422,341
19,260	S&T Bancorp, Inc.	420,831
5,372	S.Y. Bancorp, Inc.	131,050
21,684	Sabra Healthcare REIT, Inc. REIT	403,539
9,130	Safety Insurance Group, Inc.	434,497
13,255	Sanders Morris Harris Group, Inc.	91,990
16,521	Sandy Spring Bancorp, Inc.	317,203
4,334	Saul Centers, Inc. REIT	205,215
3,493	SCBT Financial Corp.	108,702
18,709	Seabright Holdings, Inc.	181,664
76,772	Seacoast Banking Corp. of Florida*	130,512
6,170	Shore Bancshares, Inc.	59,417
10,084	Sierra Bancorp	108,806
8,994	Signature Bank*	469,847
6,427	Simmons First National Corp., Class A	178,606
4,810	Southside Bancshares, Inc.	103,030
19,723	Southwest Bancorp, Inc.*	270,008
12,047	Sovran Self Storage, Inc. REIT	463,087
17,962	St. Joe Co. (The)*	492,338
6,249	State Auto Financial Corp.	95,297
11,925	StellarOne Corp.	173,270
23,103	Sterling Bancorp	226,178
50,355	Sterling Bancshares, Inc.	446,649
2,145	Sterling Financial Corp.*	38,224
22,579	Stewart Information Services Corp.	257,626
8,348	Stifel Financial Corp.*	535,608
162,614	Strategic Hotels & Resorts, Inc. REIT*	896,003
3,771	Suffolk Bancorp	79,078
14,962	Sun Bancorp, Inc.*	61,943
13,481	Sun Communities, Inc. REIT	446,491
74,910	Sunstone Hotel Investors, Inc. REIT*	764,831
31,163	Superior Bancorp*	21,814
18,847	SWS Group, Inc.	88,204
13,851	Symetra Financial Corp.	183,249
14,519	Tanger Factory Outlet Centers, Inc. REIT	379,091
10,877	Taubman Centers, Inc. REIT	569,411
5,920	Taylor Capital Group, Inc.*	60,798
12,354	Texas Capital Bancshares, Inc.*	301,314
15,230	TFS Financial Corp.	148,492
3,180	Tompkins Financial Corp.	129,585
6,068	Tower Group, Inc.	158,011
11,751	TowneBank	175,090
8,817	TradeStation Group, Inc.*	61,454
6,883	Tree.com, Inc.*	58,024
6,445	TriCo Bancshares	97,771
52,289	TrustCo Bank Corp. NY	312,950
9,018	UMB Financial Corp.	366,582
48,880	Umpqua Holdings Corp.	536,214
10,416	Union First Market Bankshares Corp.	127,284
23,258	United Bankshares, Inc.	655,876
69,369	United Community Banks, Inc.*	117,927
4,588	United Financial Bancorp, Inc.	70,334
13,046	United Fire & Casualty Co.	261,507
2,469	Universal Health Realty Income Trust REIT	89,748
10,858	Universal Insurance Holdings, Inc.	58,850
7,775	Univest Corp. of Pennsylvania	134,002
1,400	Urstadt Biddle Properties, Inc. REIT	22,722
8,734	Urstadt Biddle Properties, Inc., Class A REIT	169,527
53,264	U-Store-It Trust REIT	514,530
18,366	Validus Holdings Ltd.	558,326
15,783	Virginia Commerce Bancorp, Inc.*	94,856
15,834	W.P. Carey & Co. LLC	510,646
15,104	Waddell & Reed Financial, Inc., Class A	545,556
19,712	Washington Real Estate Investment Trust REIT	604,764
8,444	Washington Trust Bancorp, Inc.	168,880
19,435	WesBanco, Inc.	366,350
43,351	West Coast Bancorp*	140,891
7,440	Westamerica Bancorp	372,000
37,307	Western Alliance Bancorp*	279,803
12,165	Westfield Financial, Inc.	103,159
9,249	Wilshire Bancorp, Inc.	59,379
9,543	Winthrop Realty Trust REIT	117,379
12,644	Wintrust Financial Corp.	416,114
5,713	World Acceptance Corp.*	320,842
4,694	WSFS Financial Corp.	210,761
		85,013,148
	Health Care - 6.2%
18,380	Accelrys, Inc.*	151,084
23,750	Affymetrix, Inc.*	115,187
4,945	Air Methods Corp.*	253,382
11,120	Albany Molecular Research, Inc.*	55,489
3,281	Alexion Pharmaceuticals, Inc.*	275,013
7,219	Align Technology, Inc.*	150,372
14,858	Alkermes, Inc.*	191,817
27,212	Alliance HealthCare Services, Inc.*	114,018
36,031	Allied Healthcare International, Inc.*	87,195
19,988	Allscripts Healthcare Solutions, Inc.*	421,947
5,418	Amedisys, Inc.*	184,700
6,819	America Service Group, Inc.	115,036
8,088	American Dental Partners, Inc.*	102,798
10,384	American Medical Systems Holdings, Inc.*	202,696
35,313	AMN Healthcare Services, Inc.*	204,815

	Health Care (continued)
18,408	AmSurg Corp., Class A*	$387,857
2,896	Analogic Corp.	147,899
7,754	AngioDynamics, Inc.*	125,576
4,261	Assisted Living Concepts, Inc., Class A*	140,272
4,929	Bio-Reference Labs, Inc.*	113,811
27,182	BioScrip, Inc.*	140,803
7,949	Bruker Corp.*	139,107
74,316	Cambrex Corp.*	338,881
4,022	Cantel Medical Corp.	85,628
9,091	Capital Senior Living Corp.*	62,091
5,170	Caraco Pharmaceutical Laboratories Ltd.*	24,454
9,459	Catalyst Health Solutions, Inc.*	410,521
20,149	Celera Corp.*	124,622
5,377	Chemed Corp.	334,611
1,260	Computer Programs & Systems, Inc.	65,394
14,429	CONMED Corp.*	376,741
13,892	Cooper Cos., Inc. (The)	796,567
2,360	CorVel Corp.*	119,133
20,534	Cross Country Healthcare, Inc.*	147,845
7,833	Cubist Pharmaceuticals, Inc.*	171,856
2,537	Dionex Corp.*	299,315
6,416	Emdeon, Inc., Class A*	94,251
6,039	Emergent Biosolutions, Inc.*	128,268
11,070	Emeritus Corp.*	211,437
2,186	Ensign Group, Inc. (The)	52,814
9,899	Enzon Pharmaceuticals, Inc.*	110,869
15,741	eResearchTechnology, Inc.*	101,215
51,513	Five Star Quality Care, Inc.*	322,471
9,173	Gen-Probe, Inc.*	576,890
13,201	Gentiva Health Services, Inc.*	303,887
9,277	Greatbatch, Inc.*	218,473
5,495	Haemonetics Corp.*	326,073
9,413	Hanger Orthopedic Group, Inc.*	193,437
16,639	Healthways, Inc.*	199,169
1,846	HMS Holdings Corp.*	118,772
2,698	ICU Medical, Inc.*	105,384
7,790	IDEXX Laboratories, Inc.*	558,543
9,984	Illumina, Inc.*	692,291
11,652	Immucor, Inc.*	230,360
4,065	Integra LifeSciences Holdings Corp.*	188,535
14,579	Invacare Corp.	402,964
8,683	Kendle International, Inc.*	98,639
84,131	KV Pharmaceutical Co., Class A*	135,451
2,151	Landauer, Inc.	124,866
11,168	LCA-Vision, Inc.*	75,607
2,871	LHC Group, Inc.*	76,369
4,969	Luminex Corp.*	84,374
13,537	Martek Biosciences Corp.*	425,197
4,404	Masimo Corp.*	132,010
5,534	MedAssets, Inc.*	108,632
27,407	MedCath Corp.*	366,980
6,748	Medical Action Industries, Inc.*	54,659
10,492	Medicines Co. (The)*	164,515
11,208	Medicis Pharmaceutical Corp., Class A	285,019
5,495	MedQuist, Inc.	51,213
5,236	Meridian Bioscience, Inc.	114,878
7,253	Merit Medical Systems, Inc.*	107,127
10,376	Molina Healthcare, Inc.*	318,128
4,712	MWI Veterinary Supply, Inc.*	292,898
6,626	Myriad Genetics, Inc.*	132,255
4,279	National Healthcare Corp.	189,431
6,352	Natus Medical, Inc.*	95,661
7,594	Omnicell, Inc.*	105,822
2,886	Onyx Pharmaceuticals, Inc.*	101,832
4,995	Orthofix International NV (Netherlands)*	142,857
10,115	Par Pharmaceutical Cos., Inc.*	361,308
16,737	PAREXEL International Corp.*	388,466
56,836	PDL BioPharma, Inc.	280,770
11,359	Perrigo Co.	826,254
15,907	PharMerica Corp.*	179,908
5,862	Providence Service Corp. (The)*	83,416
19,299	PSS World Medical, Inc.*	459,895
2,557	Quality Systems, Inc.	204,151
7,038	RehabCare Group, Inc.*	172,853
14,457	ResMed, Inc.*	455,251
25,430	RTI Biologics, Inc.*	68,152
3,513	Salix Pharmaceuticals Ltd.*	143,928
6,329	Select Medical Holdings Corp.*	42,657
8,264	Sirona Dental Systems, Inc.*	362,046
35,154	Skilled Healthcare Group, Inc., Class A*	377,554
2,884	SonoSite, Inc.*	96,787
14,477	STERIS Corp.	504,089
21,264	Sun Healthcare Group, Inc.*	265,694
116,770	Sunrise Senior Living, Inc.*	934,160
4,855	SurModics, Inc.*	57,289
13,294	Symmetry Medical, Inc.*	127,224
9,231	Syneron Medical Ltd. (Israel)*	98,033
3,512	Team Health Holdings, Inc.*	54,295
3,269	Techne Corp.	225,398
6,347	Thoratec Corp.*	149,726
22,400	TomoTherapy, Inc.*	74,816
24,185	Triple-S Management Corp., Class B*	446,455
2,793	United Therapeutics Corp.*	189,868
21,541	VCA Antech, Inc.*	493,720
21,176	ViroPharma, Inc.*	347,286
2,774	Volcano Corp.*	72,845
9,080	West Pharmaceutical Services, Inc.	363,109
6,172	Wright Medical Group, Inc.*	91,716
5,595	Zoll Medical Corp.*	231,353
		25,329,528
	Industrials - 19.2%
2,818	AAON, Inc.	75,889
19,753	AAR Corp.*	529,183
54,486	ACCO Brands Corp.*	447,330
17,319	Aceto Corp.	149,117
23,696	Actuant Corp., Class A	657,090
16,907	Administaff, Inc.	478,806
2,794	Advisory Board Co. (The)*	138,191
5,430	Aegean Marine Petroleum Network, Inc. (Greece)	59,187
3,248	Aerovironment, Inc.*	91,594
67,748	Air Transport Services Group, Inc.*	501,335
44,207	Aircastle Ltd. (Bermuda)	469,478
111,807	AirTran Holdings, Inc.*	826,254
4,934	Alamo Group, Inc.	128,037
1,927	Allegiant Travel Co.	89,683
13,591	Altra Holdings, Inc.*	284,188
8,431	American Railcar Industries, Inc.*	159,936
29,024	American Reprographics Co.*	234,224
1,163	American Science & Engineering, Inc.	101,181
7,221	American Woodmark Corp.	134,672
3,480	Ameron International Corp.	240,016
3,243	Ampco-Pittsburgh Corp.	80,783
15,934	Apogee Enterprises, Inc.	203,796

	Industrials (continued)
22,075	Applied Industrial Technologies, Inc.	$698,894
4,724	Applied Signal Technology, Inc.	179,559
16,899	Arkansas Best Corp.	431,769
12,059	Astec Industries, Inc.*	362,976
12,026	Atlas Air Worldwide Holdings, Inc.*	611,041
4,000	AZZ, Inc.	160,360
2,891	Badger Meter, Inc.	118,502
21,477	Barnes Group, Inc.	425,674
4,178	Barrett Business Services, Inc.	61,500
25,019	Beacon Roofing Supply, Inc.*	454,345
20,970	Belden, Inc.	728,917
16,318	Blount International, Inc.*	244,933
20,707	Brady Corp., Class A	678,154
7,505	Broadwind Energy, Inc.*	13,809
7,896	Bucyrus International, Inc.	716,641
51,956	Builders FirstSource, Inc.*	115,342
6,817	Cascade Corp.	320,876
25,067	Casella Waste Systems, Inc., Class A*	201,037
25,424	CBIZ, Inc.*	177,205
14,783	CDI Corp.	237,415
12,525	Celadon Group, Inc.*	183,491
50,707	Cenveo, Inc.*	272,804
20,903	Ceradyne, Inc.*	740,593
12,921	Chart Industries, Inc.*	469,291
26,474	China BAK Battery, Inc.*	53,742
4,493	CIRCOR International, Inc.	181,472
12,282	CLARCOR, Inc.	530,337
5,827	Clean Harbors, Inc.*	524,663
8,793	Colfax Corp.*	163,902
13,482	Columbus McKinnon Corp.*	227,441
19,051	Comfort Systems USA, Inc.	242,519
43,609	Commercial Vehicle Group, Inc.*	703,849
7,524	Consolidated Graphics, Inc.*	376,576
6,863	Copa Holdings SA, Class A (Panama)	386,044
12,301	Copart, Inc.*	482,814
14,210	Corporate Executive Board Co. (The)	552,201
3,233	CoStar Group, Inc.*	181,953
8,309	Courier Corp.	117,780
5,874	CRA International, Inc.*	142,621
5,214	Cubic Corp.	254,183
15,696	Curtiss-Wright Corp.	544,651
51,520	Danaos Corp. (Greece)*	232,355
760	Diana Containerships, Inc. (Marshall Islands)*	9,500
23,364	Diana Shipping, Inc. (Greece)*	271,256
9,148	Dolan Co. (The)*	125,419
110,094	DryShips, Inc. (Greece)*	530,653
5,797	Ducommun, Inc.	127,302
8,339	DXP Enterprises, Inc.*	181,623
36,949	Dycom Industries, Inc.*	593,770
6,001	Dynamex, Inc.*	149,365
48,884	Eagle Bulk Shipping, Inc.*	199,936
12,301	Encore Wire Corp.	276,096
42,563	EnergySolutions, Inc.	251,973
23,925	EnerSys*	785,219
15,185	Ennis, Inc.	252,527
11,244	EnPro Industries, Inc.*	466,738
8,475	ESCO Technologies, Inc.	307,473
31,901	Euroseas Ltd.	114,206
38,439	Excel Maritime Carriers Ltd. (Liberia)*	174,129
3,625	Exponent, Inc.*	133,110
46,366	Federal Signal Corp.	322,707
29,514	Force Protection, Inc.*	163,508
7,041	Forward Air Corp.	196,514
12,363	Franklin Covey Co.*	96,802
6,005	Franklin Electric Co., Inc.	246,685
9,180	FreightCar America, Inc.	261,814
15,083	FTI Consulting, Inc.*	550,077
22,399	Furmanite Corp.*	170,680
6,997	Fushi Copperweld, Inc.*	67,451
11,347	G&K Services, Inc., Class A	355,502
22,773	Genco Shipping & Trading Ltd.*	263,256
11,506	Genesee & Wyoming, Inc., Class A*	595,435
25,431	Geo Group, Inc. (The)*	604,495
5,857	GeoEye, Inc.*	233,811
22,014	Gibraltar Industries, Inc.*	242,814
18,730	Global Ship Lease, Inc., Class A*	120,808
4,990	Gorman-Rupp Co. (The)	158,582
10,379	GP Strategies Corp.*	102,648
16,562	Graco, Inc.	703,554
37,255	GrafTech International Ltd.*	782,355
22,805	Great Lakes Dredge & Dock Corp.	189,510
40,139	Greenbrier Cos., Inc.*	950,090
29,634	Griffon Corp.*	344,940
32,419	H&E Equipment Services, Inc.*	376,709
1,566	Harbin Electric, Inc.*	29,911
10,795	Hardinge, Inc.	94,456
19,155	Hawaiian Holdings, Inc.*	141,555
14,739	Healthcare Services Group, Inc.	233,466
20,959	Heartland Express, Inc.	335,868
1,904	HEICO Corp.	99,560
3,818	HEICO Corp., Class A	145,695
6,320	Heidrick & Struggles International, Inc.	169,313
5,624	Herley Industries, Inc.*	92,402
23,954	Herman Miller, Inc.	578,010
42,284	Hexcel Corp.*	804,242
9,827	Hill International, Inc.*	63,875
53,679	Horizon Lines, Inc., Class A	265,711
6,486	Houston Wire & Cable Co.	84,642
15,095	Hub Group, Inc., Class A*	525,004
22,628	Hudson Highland Group, Inc.*	124,907
4,268	Hurco Cos., Inc.*	108,535
6,490	Huron Consulting Group, Inc.*	166,209
4,748	ICF International, Inc.*	114,451
7,160	IHS, Inc., Class A*	586,834
6,140	II-VI, Inc.*	303,193
10,133	Innerworkings, Inc.*	63,838
8,536	Insituform Technologies, Inc., Class A*	234,825
10,681	Insteel Industries, Inc.	121,977
22,362	Integrated Electrical Services, Inc.*	84,305
28,921	Interface, Inc., Class A	469,966
15,368	Interline Brands, Inc.*	326,263
3,262	International Shipholding Corp.	81,746
6,152	John Bean Technologies Corp.	111,044
9,034	Kadant, Inc.*	191,159
11,301	Kaman Corp.	332,645
7,144	KAR Auction Services, Inc.*	106,017
9,496	Kaydon Corp.	367,590
19,220	Kforce, Inc.*	343,654
1,066	KHD Humboldt Wedag International AG (Germany)	10,596
31,198	Kimball International, Inc., Class B	210,119
18,088	Kirby Corp.*	845,433
12,346	Knight Transportation, Inc.	235,315

	Industrials (continued)
23,814	Knoll, Inc.	$398,646
17,114	Korn/Ferry International*	400,468
5,216	LaBarge, Inc.*	72,815
8,957	Ladish Co., Inc.*	479,558
12,066	Landstar System, Inc.	499,894
4,425	Lawson Products, Inc.	103,412
10,322	Layne Christensen Co.*	325,969
4,993	LB Foster Co., Class A*	198,472
2,971	Lindsay Corp.	193,353
4,209	LMI Aerospace, Inc.*	78,814
19,534	LSI Industries, Inc.	145,333
13,938	Lydall, Inc.*	111,504
9,491	M&F Worldwide Corp.*	229,018
37,659	Macquarie Infrastructure Co. LLC*	797,994
8,689	Marten Transport Ltd.	185,163
17,606	MasTec, Inc.*	267,963
9,681	McGrath Rentcorp	244,348
18,499	Metalico, Inc.*	102,669
4,830	Michael Baker Corp.*	146,639
3,218	Middleby Corp. (The)*	263,265
9,004	Miller Industries, Inc.	137,401
11,246	Mine Safety Appliances Co.	350,650
21,567	Mobile Mini, Inc.*	440,829
26,052	Mueller Industries, Inc.	851,900
97,933	Mueller Water Products, Inc., Class A	391,732
5,830	MYR Group, Inc.*	128,202
11,120	NACCO Industries, Inc., Class A	1,114,780
1,186	National Presto Industries, Inc.	151,832
25,628	Navigant Consulting, Inc.*	261,149
42,119	Navios Maritime Holdings, Inc. (Greece)	205,541
193,776	NCI Building Systems, Inc.*	2,571,408
4,631	Nordson Corp.	427,488
6,995	Northwest Pipe Co.*	152,981
49,504	OceanFreight, Inc., Class A (Marshall Islands)*	39,618
24,916	Old Dominion Freight Line, Inc.*	801,548
20,454	On Assignment, Inc.*	161,587
17,902	Orbital Sciences Corp.*	305,408
4,317	Orion Marine Group, Inc.*	50,595
63,149	Pacer International, Inc.*	394,681
22,162	Paragon Shipping, Inc., Class A	68,481
11,996	Park-Ohio Holdings Corp.*	246,638
1,384	Patriot Transportation Holding, Inc.*	39,126
14,568	Pike Electric Corp.*	120,477
23,784	Pinnacle Airlines Corp.*	171,483
15,098	Polypore International, Inc.*	726,969
4,467	Powell Industries, Inc.*	169,344
1,247	Preformed Line Products Co.	76,204
12,604	Quanex Building Products Corp.	245,652
7,220	RailAmerica, Inc.*	90,033
4,611	Raven Industries, Inc.	217,824
6,387	RBC Bearings, Inc.*	222,076
86,939	Republic Airways Holdings, Inc.*	558,148
14,813	Resources Connection, Inc.	296,853
11,921	Robbins & Myers, Inc.	495,079
11,775	Rollins, Inc.	223,607
9,725	Rush Enterprises, Inc., Class B*	159,684
23,709	Rush Enterprises, Inc., Class A*	452,131
9,170	Safe Bulkers, Inc. (Marshall Islands)	77,670
22,981	Saia, Inc.*	328,858
13,265	Sauer-Danfoss, Inc.*	380,042
5,807	Schawk, Inc.	105,920
17,515	School Specialty, Inc.*	228,571
36,138	Seaspan Corp. (Hong Kong)	517,135
56,820	SFN Group, Inc.*	550,018
12,075	Simpson Manufacturing Co., Inc.	359,231
5,801	Standard Parking Corp.*	104,360
26,380	Standard Register Co. (The)	84,416
7,319	Standex International Corp.	244,089
48,869	Star Bulk Carriers Corp.	126,571
10,850	Stericycle, Inc.*	851,616
5,311	Sterling Construction Co., Inc.*	68,299
2,391	Sun Hydraulics Corp.	89,136
7,676	Sykes Enterprises, Inc.*	149,528
8,800	TAL International Group, Inc.	274,824
40,156	TBS International PLC, Class A (Ireland)*	138,538
6,855	Team, Inc.*	175,214
18,204	Tecumseh Products Co., Class A*	219,904
5,245	Tecumseh Products Co., Class B*	62,337
15,080	Teledyne Technologies, Inc.*	713,435
7,783	Tennant Co.	313,966
19,723	Tetra Tech, Inc.*	456,489
4,713	Textainer Group Holdings Ltd.	146,103
21,344	Titan International, Inc.	405,536
6,845	Titan Machinery, Inc.*	165,854
10,615	Toro Co. (The)	645,604
6,970	Towers Watson & Co., Class A	380,074
11,356	Tredegar Corp.	212,471
2,299	Trex Co., Inc.*	53,521
18,740	Trimas Corp.*	356,810
9,694	Triumph Group, Inc.	930,915
25,595	TrueBlue, Inc.*	436,651
7,888	Twin Disc, Inc.	256,912
29,034	Ultrapetrol Bahamas Ltd.*	152,428
6,534	UniFirst Corp.	364,336
9,837	Universal Forest Products, Inc.	361,018
3,036	Universal Truckload Services, Inc.*	45,236
4,604	US Ecology, Inc.	77,623
7,532	USA Truck, Inc.*	90,384
4,596	Valmont Industries, Inc.	427,152
5,260	Verisk Analytics, Inc., Class A*	177,946
14,093	Viad Corp.	331,608
7,896	Vicor Corp.	116,308
1,566	VSE Corp.	46,839
64,924	Wabash National Corp.*	737,537
21,093	WABCO Holdings, Inc.*	1,231,831
9,648	Wabtec Corp.	522,922
8,565	Watsco, Inc.	537,197
15,638	Watts Water Technologies, Inc., Class A	562,499
4,466	Willis Lease Finance Corp.*	58,996
15,106	Woodward, Inc.	509,450
20,223	YRC Worldwide, Inc.*	81,903
		78,647,841
	Information Technology - 17.8%
8,233	ACI Worldwide, Inc.*	218,092
3,996	Acme Packet, Inc.*	214,905
31,300	Acxiom Corp.*	539,299
14,373	ADTRAN, Inc.	591,161
13,457	Advanced Energy Industries, Inc.*	207,843
6,090	Advent Software, Inc.*	180,020
14,163	Agilysys, Inc.*	81,154
19,789	Anadigics, Inc.*	135,159
6,202	Anaren, Inc.*	127,389
4,145	Ancestry.com, Inc.*	147,562

	Information Technology (continued)
10,787	ANSYS, Inc.*	$565,778
11,985	Applied Micro Circuits Corp.*	117,932
13,751	Ariba, Inc.*	386,266
49,617	Arris Group, Inc.*	619,220
4,987	AsiaInfo-Linkage, Inc.*	107,021
8,063	Atheros Communications, Inc.*	359,529
127,731	Atmel Corp.*	1,729,478
11,536	ATMI, Inc.*	237,642
23,255	Avago Technologies Ltd. (Singapore)	667,651
28,289	Aviat Networks, Inc.*	146,820
20,731	Avid Technology, Inc.*	345,171
94,815	Axcelis Technologies, Inc.*	329,008
4,063	Bel Fuse, Inc., Class B	88,614
10,154	Black Box Corp.	357,319
6,445	Blackbaud, Inc.	169,439
3,160	Blackboard, Inc.*	122,798
4,162	Blue Coat Systems, Inc.*	119,907
20,404	Brooks Automation, Inc.*	239,543
6,234	Cabot Microelectronics Corp.*	281,216
72,650	Cadence Design Systems, Inc.*	630,602
4,915	Canadian Solar, Inc. (China)*	68,908
23,390	Cardtronics, Inc.*	399,735
1,842	Cass Information Systems, Inc.	66,773
12,946	CDC Corp., Class A (Cayman Islands)*	41,168
15,096	Checkpoint Systems, Inc.*	312,034
17,561	China Security & Surveillance Technology, Inc. (China)*	83,766
87,236	CIBER, Inc.*	397,796
15,726	Ciena Corp.*	346,444
12,101	Cirrus Logic, Inc.*	254,484
10,605	Cognex Corp.	332,361
9,923	Cogo Group, Inc.*	86,925
8,723	Coherent, Inc.*	467,117
7,930	Cohu, Inc.	118,474
75,383	Compuware Corp.*	808,106
9,776	Comtech Telecommunications Corp.	274,315
4,963	Concur Technologies, Inc.*	253,262
5,968	CPI International, Inc.*	115,779
8,515	Cree, Inc.*	429,922
10,311	CSG Systems International, Inc.*	200,549
21,398	CTS Corp.	242,653
9,146	Cymer, Inc.*	444,404
29,809	Cypress Semiconductor Corp.*	645,365
17,086	Daktronics, Inc.	260,903
8,833	DealerTrack Holdings, Inc.*	174,584
3,574	Deltek, Inc.*	25,411
4,451	DG Fastchannel, Inc.*	122,002
5,909	Dice Holdings, Inc.*	77,172
10,329	Digi International, Inc.*	109,384
12,004	Digital River, Inc.*	381,007
8,968	Diodes, Inc.*	230,836
16,210	DSP Group, Inc.*	121,413
7,668	Dynamics Research Corp.*	103,288
57,943	EarthLink, Inc.	494,254
8,055	Electro Rent Corp.	118,892
11,166	Electro Scientific Industries, Inc.*	186,137
21,611	Electronics for Imaging, Inc.*	323,733
9,132	EMS Technologies, Inc.*	167,390
25,191	Emulex Corp.*	287,429
27,781	Energy Conversion Devices, Inc.*	113,346
50,482	Entegris, Inc.*	386,187
22,660	Epicor Software Corp.*	234,758
12,510	EPIQ Systems, Inc.	160,753
6,934	Equinix, Inc.*	613,104
16,500	Euronet Worldwide, Inc.*	301,785
16,735	Evergreen Solar, Inc.*	37,654
11,459	Exar Corp.*	73,567
1,339	ExlService Holdings, Inc.*	25,521
36,822	Extreme Networks, Inc.*	120,776
6,874	F5 Networks, Inc.*	745,004
4,403	FactSet Research Systems, Inc.	443,822
12,993	Fair Isaac Corp.	329,762
3,893	FARO Technologies, Inc.*	118,036
12,432	FEI Co.*	338,772
9,980	Finisar Corp.*	332,334
11,902	FormFactor, Inc.*	101,762
3,306	Forrester Research, Inc.*	117,826
8,749	Gartner, Inc.*	309,890
29,027	Genpact Ltd.*	439,179
23,136	Gerber Scientific, Inc.*	176,528
26,063	GigaMedia Ltd. (Taiwan)*	31,797
20,047	Global Cash Access Holdings, Inc.*	61,143
12,304	Global Payments, Inc.	581,241
9,421	Globecomm Systems, Inc.*	89,123
12,182	GSI Commerce, Inc.*	280,673
30,945	Harmonic, Inc.*	261,176
15,420	Heartland Payment Systems, Inc.	243,636
2,335	Hittite Microwave Corp.*	139,586
27,589	Hutchinson Technology, Inc.*	91,320
20,263	Hypercom Corp.*	181,151
4,716	iGATE Corp.	72,626
57,828	Imation Corp.*	584,063
13,716	Infinera Corp.*	100,607
9,928	Informatica Corp.*	460,659
11,055	InfoSpace, Inc.*	90,430
58,130	Integrated Device Technology, Inc.*	370,869
6,621	InterDigital, Inc.*	318,801
15,310	Intermec, Inc.*	173,922
21,581	Internap Network Services Corp.*	157,325
26,832	International Rectifier Corp.*	859,429
39,042	Intersil Corp., Class A	590,315
5,681	Intevac, Inc.*	78,114
2,267	IPG Photonics Corp.*	78,552
8,168	Itron, Inc.*	473,907
6,778	Ixia*	106,618
7,382	IXYS Corp.*	83,638
7,756	j2 Global Communications, Inc.*	214,066
22,594	Jack Henry & Associates, Inc.	667,879
7,967	JDA Software Group, Inc.*	240,444
40,718	JDS Uniphase Corp.*	690,984
7,865	Kenexa Corp.*	163,120
9,463	Knot, Inc. (The)*	104,850
18,469	Kulicke & Soffa Industries, Inc.*	180,073
33,396	L-1 Identity Solutions, Inc.*	398,414
34,465	Lattice Semiconductor Corp.*	214,717
37,029	Lawson Software, Inc.*	348,073
13,701	Lender Processing Services, Inc.	434,870
27,845	Lionbridge Technologies, Inc.*	106,925
4,181	Liquidity Services, Inc.*	59,663
6,438	Littelfuse, Inc.	330,141
4,323	Loral Space & Communications, Inc.*	321,934
5,218	Manhattan Associates, Inc.*	153,983
9,516	ManTech International Corp., Class A*	382,591
3,821	MAXIMUS, Inc.	259,255

	Information Technology (continued)
6,306	Measurement Specialties, Inc.*	$169,884
40,320	Mentor Graphics Corp.*	513,475
6,782	Mercury Computer Systems, Inc.*	128,044
13,480	Methode Electronics, Inc.	159,334
9,563	Micrel, Inc.	128,049
14,289	MICROS Systems, Inc.*	653,579
18,939	Microsemi Corp.*	425,938
1,948	MicroStrategy, Inc., Class A*	207,189
19,060	MKS Instruments, Inc.*	547,213
28,469	ModusLink Global Solutions, Inc.*	174,515
5,421	Monolithic Power Systems, Inc.*	79,526
5,923	Monotype Imaging Holdings, Inc.*	66,545
5,684	MTS Systems Corp.	212,667
4,012	Multi-Fineline Electronix, Inc.*	115,947
58,577	Nam Tai Electronics, Inc. (Hong Kong)	378,407
9,396	National Instruments Corp.	397,545
2,919	NCI, Inc., Class A*	61,299
27,153	Ness Technologies, Inc.*	162,646
12,482	Net 1 UEPS Technologies, Inc.*	144,292
7,763	NETGEAR, Inc.*	269,027
2,719	Netlogic Microsystems, Inc.*	94,784
6,444	NetScout Systems, Inc.*	147,696
11,483	NeuStar, Inc., Class A*	308,089
15,407	Newport Corp.*	270,393
16,110	Novatel Wireless, Inc.*	116,153
95,880	Novell, Inc.*	577,198
19,269	OmniVision Technologies, Inc.*	497,718
52,197	Openwave Systems, Inc.*	105,960
4,426	Oplink Communications, Inc.*	109,676
40,199	Opnext, Inc.*	74,770
19,248	Orbotech Ltd. (Israel)*	273,514
5,854	OSI Systems, Inc.*	222,393
25,712	Parametric Technology Corp.*	571,578
7,850	Park Electrochemical Corp.	239,111
4,373	PC Connection, Inc.*	38,701
11,868	PC Mall, Inc.*	83,076
7,717	Perficient, Inc.*	90,212
8,771	Pericom Semiconductor Corp.*	87,973
62,583	Photronics, Inc.*	412,422
10,332	Plantronics, Inc.	365,753
13,323	Plexus Corp.*	360,254
43,244	PMC - Sierra, Inc.*	338,168
19,846	Polycom, Inc.*	870,247
2,753	Power Integrations, Inc.	101,668
30,255	Power-One, Inc.*	323,729
110,710	Powerwave Technologies, Inc.*	386,378
11,403	PRGX Global, Inc.*	71,155
16,270	Progress Software Corp.*	465,973
48,442	Pulse Electronics Corp.	247,539
25,406	QLogic Corp.*	452,481
68,650	Quantum Corp.*	184,668
18,238	Quest Software, Inc.*	470,905
8,309	Rackspace Hosting, Inc.*	278,435
9,689	Radiant Systems, Inc.*	176,824
11,233	RadiSys Corp.*	95,031
32,766	RealNetworks, Inc.*	123,200
11,232	Red Hat, Inc.*	464,106
2,931	Renaissance Learning, Inc.	31,098
62,279	RF Micro Devices, Inc.*	418,515
9,724	Riverbed Technology, Inc.*	348,800
11,464	Rofin-Sinar Technologies, Inc.*	448,242
5,115	Rogers Corp.*	218,820
16,045	Rovi Corp.*	990,939
16,154	S1 Corp.*	104,032
3,615	Salesforce.com, Inc.*	466,841
15,124	Sapient Corp.	180,732
10,636	SAVVIS, Inc.*	327,270
17,755	ScanSource, Inc.*	642,909
10,734	SeaChange International, Inc.*	88,878
11,642	Semtech Corp.*	254,203
9,715	Sigma Designs, Inc.*	135,330
9,098	Silicon Graphics International Corp.*	90,252
60,494	Silicon Image, Inc.*	414,989
4,184	Silicon Laboratories, Inc.*	186,104
6,628	SINA Corp. (China)*	565,037
32,491	Skyworks Solutions, Inc.*	1,032,239
24,337	SMART Modular Technologies (WWH), Inc.*	164,518
4,565	Sohu.com, Inc.*	354,153
9,974	Solera Holdings, Inc.	521,939
69,629	Sonus Networks, Inc.*	191,480
19,548	SRA International, Inc., Class A*	521,541
8,862	Standard Microsystems Corp.*	213,131
13,965	StarTek, Inc.*	76,807
7,099	STEC, Inc.*	145,459
12,565	SunPower Corp., Class A*	168,874
9,728	SunPower Corp., Class B*	128,410
6,562	Super Micro Computer, Inc.*	92,360
3,035	Supertex, Inc.*	69,532
9,215	Sycamore Networks, Inc.	192,225
15,862	Symmetricom, Inc.*	98,503
5,429	Synaptics, Inc.*	154,509
3,765	Synchronoss Technologies, Inc.*	107,152
3,734	Syntel, Inc.	208,245
40,441	Take-Two Interactive Software, Inc.*	504,501
5,284	Taleo Corp., Class A*	155,667
16,174	Tekelec*	185,597
12,270	TeleCommunication Systems, Inc., Class A*	50,184
15,867	TeleTech Holdings, Inc.*	339,712
2,979	Telvent GIT SA (Spain)	85,616
43,294	Teradyne, Inc.*	722,144
6,037	Tessco Technologies, Inc.	69,546
15,281	Tessera Technologies, Inc.*	264,667
62,752	THQ, Inc.*	364,589
41,430	TIBCO Software, Inc.*	910,631
7,763	TNS, Inc.*	137,250
28,040	Trident Microsystems, Inc.*	41,780
34,875	TriQuint Semiconductor, Inc.*	458,955
30,178	TTM Technologies, Inc.*	479,830
4,446	Tyler Technologies, Inc.*	92,254
8,447	Ultra Clean Holdings, Inc.*	105,587
5,507	Ultratech, Inc.*	124,100
47,378	United Online, Inc.	334,962
237,150	UTStarcom, Inc.*	498,015
25,512	ValueClick, Inc.*	357,423
11,541	Varian Semiconductor Equipment Associates, Inc.*	512,997
5,338	Veeco Instruments, Inc.*	230,922
7,885	VeriFone Systems, Inc.*	314,927
22,367	Verigy Ltd. (Singapore)*	298,376
9,116	ViaSat, Inc.*	395,589
2,020	VistaPrint NV (Netherlands)*	102,293
5,023	WebMD Health Corp.*	262,602
5,175	Websense, Inc.*	99,153

	Information Technology (continued)
49,485	Westell Technologies, Inc., Class A*	$153,404
17,502	Wright Express Corp.*	828,195
14,015	X-Rite, Inc.*	62,507
18,129	Xyratex Ltd. (Bermuda)*	241,660
15,120	Zebra Technologies Corp., Class A*	588,168
17,980	Zoran Corp.*	170,630
		72,982,335
	Materials - 5.9%
18,425	A. Schulman, Inc.	393,374
17,222	A.M. Castle & Co.*	270,213
3,565	AEP Industries, Inc.*	98,715
8,732	AMCOL International Corp.	261,261
10,089	American Vanguard Corp.	83,638
13,234	Arch Chemicals, Inc.	479,600
66,893	Boise, Inc.*	601,368
12,427	Brush Engineered Materials, Inc.*	434,696
21,023	Buckeye Technologies, Inc.	528,939
7,428	Calgon Carbon Corp.*	105,923
17,636	Carpenter Technology Corp.	725,721
3,120	Clearwater Paper Corp.*	246,730
37,683	Coeur d’Alene Mines Corp.*	881,029
4,854	Compass Minerals International, Inc.	445,937
2,064	Deltic Timber Corp.	123,819
18,678	Eagle Materials, Inc.	541,662
67,484	Ferro Corp.*	1,040,603
18,027	General Steel Holdings, Inc. (China)*	46,149
33,022	Georgia Gulf Corp.*	879,376
12,438	Globe Specialty Metals, Inc.	228,362
20,868	H.B. Fuller Co.	475,582
6,705	Haynes International, Inc.	326,668
77,826	Headwaters, Inc.*	409,365
44,541	Hecla Mining Co.*	400,869
18,416	Horsehead Holding Corp.*	234,067
6,813	Innophos Holdings, Inc.	225,987
17,085	Innospec, Inc.*	343,750
7,331	Intrepid Potash, Inc.*	264,942
6,138	Kaiser Aluminum Corp.	292,844
7,668	KapStone Paper and Packaging Corp.*	130,586
9,124	Koppers Holdings, Inc.	351,092
11,294	Kraton Performance Polymers, Inc.*	354,519
12,915	Landec Corp.*	80,848
7,979	LSB Industries, Inc.*	240,327
60,938	Mercer International, Inc.*	521,020
7,407	Minerals Technologies, Inc.	466,789
19,056	Myers Industries, Inc.	174,172
12,179	Neenah Paper, Inc.	234,568
4,091	NewMarket Corp.	518,984
2,615	NL Industries, Inc.	34,910
8,730	Olympic Steel, Inc.	238,940
17,782	OM Group, Inc.*	643,353
25,293	Omnova Solutions, Inc.*	177,810
22,276	P.H. Glatfelter Co.	267,980
6,524	Penford Corp.*	38,557
70,134	PolyOne Corp.*	922,262
63,864	Qiao Xing Universal Resources, Inc. (China)*	156,467
7,239	Quaker Chemical Corp.	277,833
5,168	Royal Gold, Inc.	239,795
13,850	RTI International Metals, Inc.*	400,126
12,920	Schnitzer Steel Industries, Inc., Class A	797,164
5,987	Schweitzer-Mauduit International, Inc.	358,981
21,597	Sensient Technologies Corp.	732,354
8,444	ShengdaTech, Inc.*	35,211
32,896	Solutia, Inc.*	770,424
29,951	Spartech Corp.*	250,091
5,490	Stepan Co.	398,135
12,088	Stillwater Mining Co.*	262,068
4,089	STR Holdings, Inc.*	74,747
8,844	Sutor Technology Group Ltd.*	17,688
24,713	Terra Nova Royalty Corp. (Canada)*	188,560
10,634	Texas Industries, Inc.	422,489
22,984	Titanium Metals Corp.*	433,248
522	United States Lime & Minerals, Inc.*	20,765
4,664	Universal Stainless & Alloy Products, Inc.*	149,248
29,593	US Gold Corp.*	189,395
3,987	Valhi, Inc.	82,292
15,852	Verso Paper Corp.*	74,029
4,248	Walter Energy, Inc.	553,387
36,272	Wausau Paper Corp.	310,851
3,397	Zep, Inc.	61,384
13,231	Zoltek Cos., Inc.*	147,923
		24,192,561
	Telecommunication Services - 1.3%
2,693	AboveNet, Inc.	160,395
39,776	Alaska Communications Systems Group, Inc.	365,939
2,440	Atlantic Tele-Network, Inc.	91,134
6,136	Cbeyond, Inc.*	89,892
180,611	Cincinnati Bell, Inc.*	514,741
17,359	Clearwire Corp., Class A*	91,829
5,362	Cogent Communications Group, Inc.*	73,138
12,107	Consolidated Communications Holdings, Inc.	214,899
41,490	General Communication, Inc., Class A*	502,444
14,910	Global Crossing Ltd.*	198,750
30,997	Globalstar, Inc.*	41,536
3,357	Hughes Communications, Inc.*	204,844
33,505	IDT Corp., Class B	771,620
7,674	Iridium Communications, Inc.*	58,936
4,910	Neutral Tandem, Inc.*	74,239
10,260	NTELOS Holdings Corp.	206,842
50,073	PAETEC Holding Corp.*	197,788
27,050	Premiere Global Services, Inc.*	168,522
8,937	SBA Communications Corp., Class A*	364,630
6,255	Shenandoah Telecommunications Co.	104,646
19,889	SureWest Communications*	217,984
30,558	USA Mobility, Inc.	521,931
		5,236,679
	Utilities - 1.9%
18,776	ALLETE, Inc.	693,022
7,631	American States Water Co.	259,454
7,686	California Water Service Group	280,539
8,518	Central Vermont Public Service Corp.	182,881
10,985	CH Energy Group, Inc.	533,981
3,561	Chesapeake Utilities Corp.	139,235
3,314	Connecticut Water Service, Inc.	81,094
23,488	El Paso Electric Co.*	633,002
23,849	Empire District Electric Co. (The)	513,231
8,623	ITC Holdings Corp.	566,531
16,684	Laclede Group, Inc. (The)	633,992
10,418	MGE Energy, Inc.	424,013
6,689	Middlesex Water Co.	118,930
11,898	Northwest Natural Gas Co.	530,175
4,228	Ormat Technologies, Inc.	130,053
25,486	Otter Tail Corp.	577,768
6,027	SJW Corp.	147,300

	Utilities (continued)
10,531	South Jersey Industries, Inc.	$550,139
17,679	UIL Holdings Corp.	533,729
5,285	Unitil Corp.	116,270
		7,645,339
	Total Common Stocks and Other Equity Interests (Cost $351,917,433)	408,977,492

Principal Amount
Corporate Bonds - 0.0%
$16,900	GAMCO Investors, Inc. 0%, 12/31/15 (Cost $16,990)	10,311

Number of Shares
	Money Market Fund - 0.1%
350,657	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $350,657)	350,657

	Total Investments (Cost $352,285,080)(a)-100.1%	409,338,460
	Liabilities in excess of other assets-(0.1%)	(274,778)
	Net Assets-100.0%	$409,063,682

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $361,522,053. The net unrealized appreciation was $47,816,407 which consisted of aggregate gross unrealized appreciation of $73,301,940 and aggregate gross unrealized depreciation of $25,485,533.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 15.6%
11,062	AutoZone, Inc.*	$2,804,549
65,516	Bed Bath & Beyond, Inc.*	3,144,768
69,220	Carnival Corp.	3,094,826
51,340	Coach, Inc.	2,776,981
69,012	DIRECTV, Class A*	2,925,419
78,071	NIKE, Inc., Class B	6,439,296
92,756	Starbucks Corp.	2,924,597
47,153	Time Warner Cable, Inc.	3,198,388
62,345	TJX Cos., Inc. (The)	2,954,529
57,337	Yum! Brands, Inc.	2,681,078
		32,944,431
	Consumer Staples - 12.3%
104,565	Coca-Cola Co. (The)	6,571,910
43,002	Costco Wholesale Corp.	3,089,264
38,094	Estee Lauder Cos., Inc. (The), Class A	3,066,567
104,909	PepsiCo, Inc.	6,746,698
114,200	Philip Morris International, Inc.	6,536,808
		26,011,247
	Energy - 1.7%
78,518	Halliburton Co.	3,533,310

	Financials - 4.7%
158,269	American Express Co.	6,865,709
25,341	Franklin Resources, Inc.	3,057,392
		9,923,101
	Health Care - 5.8%
55,031	Express Scripts, Inc.*	3,099,896
47,317	Medco Health Solutions, Inc.*	2,887,283
73,865	St. Jude Medical, Inc.*	2,991,533
56,150	Stryker Corp.	3,231,994
		12,210,706
	Industrials - 29.9%
79,520	3M Co.	6,991,398
38,987	C.H. Robinson Worldwide, Inc.	3,005,508
79,786	Caterpillar, Inc.	7,740,040
29,424	Cummins, Inc.	3,115,413
65,283	Danaher Corp.	3,006,935
120,701	Emerson Electric Co.	7,106,875
54,632	Expeditors International of Washington, Inc.	2,768,204
32,879	FedEx Corp.	2,969,631
57,659	Honeywell International, Inc.	3,229,481
61,262	Illinois Tool Works, Inc.	3,276,904
47,478	Norfolk Southern Corp.	2,905,179
52,891	PACCAR, Inc.	2,987,813
74,488	Union Pacific Corp.	7,048,799
97,144	United Parcel Service, Inc., Class B	6,957,453
		63,109,633
	Information Technology - 27.2%
21,252	Apple, Inc.*	7,211,229
230,417	Applied Materials, Inc.	3,615,243
64,311	Broadcom Corp., Class A	2,899,783
41,981	Citrix Systems, Inc.*	2,652,360
43,604	Cognizant Technology Solutions Corp., Class A*	3,180,912
308,854	EMC Corp.*	7,687,376
11,376	Google, Inc., Class A*	6,829,695
12,285	MasterCard, Inc., Class A	2,905,525
244,185	Oracle Corp.	7,821,245
92,121	Tyco Electronics Ltd. (Switzerland)	3,337,544
88,910	Visa, Inc., Class A	6,210,363
35,578	VMware, Inc., Class A*	3,042,631
		57,393,906
	Materials - 2.8%
59,204	Ecolab, Inc.	2,941,846
31,395	Praxair, Inc.	2,920,991
		5,862,837
	Total Common Stocks (Cost $169,008,281)	210,989,171

	Money Market Fund - 0.1%
257,196	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $257,196)	257,196

	Total Investments (Cost $169,265,477)(a)-100.1%	211,246,367
	Liabilities in excess of other assets-(0.1%)	(198,871)
	Net Assets-100.0%	$211,047,496

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $169,305,960. The net unrealized appreciation was $41,940,407 which consisted of aggregate gross unrealized appreciation of $42,423,231 and aggregate gross unrealized depreciation of $482,824.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 12.6%
865	AutoZone, Inc.*	$219,304
5,093	Bed Bath & Beyond, Inc.*	244,464
5,376	Carnival Corp.	240,361
4,016	Coach, Inc.	217,225
25,943	Comcast Corp., Class A	590,203
5,362	DIRECTV, Class A*	227,295
6,647	McDonald’s Corp.	489,685
6,543	McGraw-Hill Cos., Inc. (The)	255,046
2,612	NIKE, Inc., Class B	215,438
7,202	Starbucks Corp.	227,079
4,844	TJX Cos., Inc. (The)	229,557
5,923	Viacom, Inc., Class B	246,101
14,374	Walt Disney Co. (The)	558,717
4,486	Yum! Brands, Inc.	209,765
		4,170,240
	Consumer Staples - 12.8%
21,478	Altria Group, Inc.	504,948
8,161	Coca-Cola Co. (The)	512,919
3,340	Costco Wholesale Corp.	239,946
2,962	Estee Lauder Cos., Inc. (The), Class A	238,441
6,394	General Mills, Inc.	222,383
4,631	H.J. Heinz Co.	219,972
4,754	Hershey Co. (The)	221,964
8,221	PepsiCo, Inc.	528,693
8,912	Philip Morris International, Inc.	510,123
8,465	Procter & Gamble Co. (The)	534,395
7,091	Reynolds American, Inc.	225,565
6,666	Walgreen Co.	269,573
		4,228,922
	Energy - 1.9%
8,647	ConocoPhillips	617,915

	Financials - 10.0%
3,811	ACE Ltd.	234,719
4,355	Aflac, Inc.	250,761
12,439	American Express Co.	539,604
4,333	Ameriprise Financial, Inc.	267,129
3,952	Chubb Corp. (The)	228,939
1,969	Franklin Resources, Inc.	237,560
11,422	Progressive Corp. (The)	226,270
4,356	Prudential Financial, Inc.	267,938
5,121	State Street Corp.	239,253
4,129	Travelers Cos., Inc. (The)	232,298
21,936	U.S. Bancorp	592,272
		3,316,743
	Health Care - 16.6%
11,239	Abbott Laboratories	507,553
9,851	Amgen, Inc.*	542,593
4,513	Baxter International, Inc.	218,835
2,872	Becton, Dickinson and Co.	238,232
3,436	Biogen Idec, Inc.*	224,955
8,783	Bristol-Myers Squibb Co.	221,156
6,257	Cardinal Health, Inc.	259,728
6,590	Eli Lilly & Co.	229,134
4,275	Express Scripts, Inc.*	240,811
8,391	Johnson & Johnson	501,530
3,480	McKesson Corp.	261,592
3,700	Medco Health Solutions, Inc.*	225,774
15,069	Merck & Co., Inc.	499,839
31,740	Pfizer, Inc.	578,303
5,740	St. Jude Medical, Inc.*	232,470
4,362	Thermo Fisher Scientific, Inc.*	249,812
6,257	UnitedHealth Group, Inc.	256,850
		5,489,167
	Industrials - 20.6%
6,252	3M Co.	549,676
8,104	Boeing Co. (The)	563,066
3,029	C.H. Robinson Worldwide, Inc.	233,506
6,249	Caterpillar, Inc.	606,215
3,640	CSX Corp.	256,984
5,106	Danaher Corp.	235,182
2,954	Deere & Co.	268,519
15,777	Delta Air Lines, Inc.*	184,118
2,291	Eaton Corp.	247,336
4,248	Expeditors International of Washington, Inc.	215,246
3,345	General Dynamics Corp.	252,213
33,213	General Electric Co.	668,910
3,690	Norfolk Southern Corp.	225,791
3,635	Northrop Grumman Corp.	251,905
4,127	PACCAR, Inc.	233,134
2,756	Parker Hannifin Corp.	246,414
4,830	Raytheon Co.	241,452
2,492	Union Pacific Corp.	235,818
7,611	United Parcel Service, Inc., Class B	545,100
7,009	United Technologies Corp.	569,832
		6,830,417
	Information Technology - 15.2%
1,665	Apple, Inc.*	564,968
4,936	Automatic Data Processing, Inc.	236,434
9,619	CA, Inc.	228,932
3,266	Citrix Systems, Inc.*	206,346
3,389	Cognizant Technology Solutions Corp., Class A*	247,228
12,210	Hewlett-Packard Co.	557,875
3,661	International Business Machines Corp.	593,082
955	MasterCard, Inc., Class A	225,867
20,752	Microsoft Corp.	575,349
19,126	Oracle Corp.	612,606
7,157	Tyco Electronics Ltd. (Switzerland)	259,298
6,940	Visa, Inc., Class A	484,759
12,369	Western Union Co. (The)	250,843
		5,043,587
	Materials - 2.8%
2,622	Air Products & Chemicals, Inc.	228,769
4,602	Ecolab, Inc.	228,673
2,892	PPG Industries, Inc.	243,738
2,439	Praxair, Inc.	226,925
		928,105
	Telecommunication Services - 3.3%
18,797	AT&T, Inc.	517,293
16,295	Verizon Communications, Inc.	580,428
		1,097,721

	Utilities - 4.2%
6,262	American Electric Power Co., Inc.	$223,428
12,785	Duke Energy Corp.	228,596
6,053	Edison International	219,603
5,679	Exelon Corp.	241,414
4,421	NextEra Energy, Inc.	236,346
5,935	Southern Co.	223,275
		1,372,662
	Total Common Stocks (Cost $28,470,107)	33,095,479

	Money Market Fund - 0.2%
51,896	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $51,896)	51,896

	Total Investments (Cost $28,522,003)(a)-100.2%	33,147,375
	Liabilities in excess of other assets-(0.2%)	(53,966)
	Net Assets-100.0%	$33,093,409

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $28,622,812. The net unrealized appreciation was $4,524,563 which consisted of aggregate gross unrealized appreciation of $4,941,686 and aggregate gross unrealized depreciation of $417,123.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Staples - 11.6%
147,905	General Mills, Inc.	$5,144,136
107,116	H.J. Heinz Co.	5,088,010
225,098	Kroger Co. (The)	4,817,097
195,027	Procter & Gamble Co. (The)	12,312,055
164,023	Reynolds American, Inc.	5,217,572
225,475	Wal-Mart Stores, Inc.	12,642,383
		45,221,253
	Energy - 12.7%
147,571	Chevron Corp.	14,008,915
199,259	ConocoPhillips	14,239,048
174,925	Exxon Mobil Corp.	14,112,949
155,106	Marathon Oil Corp.	7,088,344
		49,449,256
	Financials - 18.9%
88,152	ACE Ltd.	5,429,282
100,738	Aflac, Inc.	5,800,494
91,408	Chubb Corp. (The)	5,295,265
322,345	JPMorgan Chase & Co.	14,486,184
95,953	PNC Financial Services Group, Inc.	5,757,180
264,208	Progressive Corp. (The)	5,233,961
100,757	Prudential Financial, Inc.	6,197,563
118,452	State Street Corp.	5,534,077
95,511	Travelers Cos., Inc. (The)	5,373,449
453,650	Wells Fargo & Co.	14,707,333
		73,814,788
	Health Care - 20.6%
258,911	Abbott Laboratories	11,692,421
172,410	Aetna, Inc.	5,679,185
104,382	Baxter International, Inc.	5,061,483
66,442	Becton, Dickinson and Co.	5,511,364
79,487	Biogen Idec, Inc.*	5,204,014
203,168	Bristol-Myers Squibb Co.	5,115,770
144,732	Cardinal Health, Inc.	6,007,825
152,421	Eli Lilly & Co.	5,299,678
194,089	Johnson & Johnson	11,600,700
731,259	Pfizer, Inc.	13,323,539
144,732	UnitedHealth Group, Inc.	5,941,249
		80,437,228
	Industrials - 9.4%
364,932	Delta Air Lines, Inc.*	4,258,756
77,368	General Dynamics Corp.	5,833,547
765,444	General Electric Co.	15,416,042
84,083	Northrop Grumman Corp.	5,826,952
111,725	Raytheon Co.	5,585,133
		36,920,430
	Information Technology - 10.7%
222,492	CA, Inc.	5,295,310
280,486	Hewlett-Packard Co.	12,815,405
84,083	International Business Machines Corp.	13,621,446
305,650	Symantec Corp.*	5,382,497
441,204	Xerox Corp.	4,685,586
		41,800,244
	Telecommunication Services - 6.5%
433,059	AT&T, Inc.	11,917,784
375,489	Verizon Communications, Inc.	13,374,918
		25,292,702
	Utilities - 9.5%
144,851	American Electric Power Co., Inc.	5,168,284
107,782	Consolidated Edison, Inc.	5,379,400
295,729	Duke Energy Corp.	5,287,635
140,012	Edison International	5,079,635
131,369	Exelon Corp.	5,584,496
102,266	NextEra Energy, Inc.	5,467,140
137,271	Southern Co.	5,164,135
		37,130,725
	Total Investments (Cost $350,413,189)(a)-99.9%	390,066,626
	Other assets less liabilities-0.1%	205,004
	Net Assets-100.0%	$390,271,630

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $351,897,494. The net unrealized appreciation was $38,169,132 which consisted of aggregate gross unrealized appreciation of $42,926,973 and aggregate gross unrealized depreciation of $4,757,841.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 21.4%
22,340	Cheesecake Factory, Inc. (The)*	$659,253
15,647	Chipotle Mexican Grill, Inc.*	3,425,441
10,701	Coinstar, Inc.*	442,914
9,837	Deckers Outdoor Corp.*	721,938
122,590	Dollar General Corp.*	3,409,228
70,457	Dollar Tree, Inc.*	3,563,715
150,742	Expedia, Inc.	3,792,669
67,356	Interpublic Group of Cos., Inc. (The)*	720,036
65,864	O’Reilly Automotive, Inc.*	3,743,051
7,123	Panera Bread Co., Class A*	680,674
18,609	PetSmart, Inc.	748,826
9,693	Polaris Industries, Inc.	745,586
76,130	Scripps Networks Interactive, Inc., Class A	3,540,045
19,597	Tempur-Pedic International, Inc.*	855,213
16,884	Tractor Supply Co.	866,318
		27,914,907
	Consumer Staples - 3.5%
107,173	Dr Pepper Snapple Group, Inc.	3,797,140
13,125	Hansen Natural Corp.*	743,400
		4,540,540
	Energy - 0.6%
25,915	Complete Production Services, Inc.*	724,065

	Financials - 5.9%
7,984	Affiliated Managers Group, Inc.*	813,011
31,426	Brown & Brown, Inc.	778,108
209,461	CB Richard Ellis Group, Inc., Class A*	4,647,939
8,928	Jones Lang LaSalle, Inc.	791,378
31,179	SEI Investments Co.	721,794
		7,752,230
	Health Care - 16.7%
60,620	Edwards Lifesciences Corp.*	5,109,660
14,068	Emergency Medical Services Corp., Class A*	949,590
17,882	Hill-Rom Holdings, Inc.	723,684
10,997	IDEXX Laboratories, Inc.*	788,485
65,508	Illumina, Inc.*	4,542,325
4,890	Mettler-Toledo International, Inc.*	729,539
28,177	Pharmaceutical Product Development, Inc.	821,078
60,994	Varian Medical Systems, Inc.*	4,121,364
51,228	Waters Corp.*	3,913,307
		21,699,032
	Industrials - 15.5%
102,997	AMETEK, Inc.	4,200,218
17,414	CLARCOR, Inc.	751,937
9,553	Clean Harbors, Inc.*	860,152
73,993	Fastenal Co.	4,296,034
10,965	Gardner Denver, Inc.	791,015
19,783	Graco, Inc.	840,382
18,948	IDEX Corp.	751,478
9,921	IHS, Inc., Class A*	813,125
19,297	J.B. Hunt Transport Services, Inc.	791,177
11,510	Lincoln Electric Holdings, Inc.	779,457
11,737	MSC Industrial Direct Co., Class A	697,530
39,159	Rollins, Inc.	743,629
16,105	Timken Co. (The)	757,257
12,267	Toro Co. (The)	746,079
23,439	Verisk Analytics, Inc., Class A*	792,941
27,418	Waste Connections, Inc.	794,299
21,076	Woodward, Inc.	710,788
		20,117,498
	Information Technology - 35.3%
40,990	Acxiom Corp.*	706,258
22,682	ADTRAN, Inc.	932,911
112,596	Altera Corp.	4,230,232
78,915	Amphenol Corp., Class A	4,367,156
14,608	ANSYS, Inc.*	766,190
67,105	Atmel Corp.*	908,602
113,553	Autodesk, Inc.*	4,619,336
89,921	BMC Software, Inc.*	4,289,232
61,239	Dolby Laboratories, Inc., Class A*	3,655,968
7,909	FactSet Research Systems, Inc.	797,227
22,032	Gartner, Inc.*	780,373
85,741	Lam Research Corp.*	4,277,619
15,960	MICROS Systems, Inc.*	730,010
20,637	National Instruments Corp.	873,152
19,996	Plantronics, Inc.	707,858
27,726	Quest Software, Inc.*	715,885
92,250	Red Hat, Inc.*	3,811,770
97,675	RF Micro Devices, Inc.*	656,376
14,574	Solera Holdings, Inc.	762,657
14,987	Syntel, Inc.	835,825
97,472	Teradata Corp.*	4,190,321
35,932	TIBCO Software, Inc.*	789,785
20,574	VeriFone Systems, Inc.*	821,726
19,130	Zebra Technologies Corp., Class A*	744,157
		45,970,626
	Materials - 1.1%
23,961	Nalco Holding Co.	729,852
18,809	Rockwood Holdings, Inc.*	763,457
		1,493,309
	Total Common Stocks (Cost $112,986,348)	130,212,207

	Money Market Fund - 0.1%
124,539	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $124,539)	124,539

	Total Investments (Cost $113,110,887)(a)-100.1%	130,336,746
	Liabilities in excess of other assets-(0.1%)	(179,487)
	Net Assets-100.0%	$130,157,259

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $113,126,291. The net unrealized appreciation was $17,210,455 which consisted of aggregate gross unrealized appreciation of $18,819,844 and aggregate gross unrealized depreciation of $1,609,389.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Consumer Discretionary - 18.0%
3,548	American Eagle Outfitters, Inc.	$51,304
4,193	Autoliv, Inc.	322,022
1,818	Cheesecake Factory, Inc. (The)*	53,649
6,334	Darden Restaurants, Inc.	298,395
1,330	DeVry, Inc.	69,306
11,822	Expedia, Inc.	297,441
1,147	Family Dollar Stores, Inc.	48,725
3,042	Federal-Mogul Corp.*	71,670
6,490	Genuine Parts Co.	335,857
6,601	Hasbro, Inc.	291,038
5,484	Interpublic Group of Cos., Inc. (The)*	58,624
1,383	John Wiley & Sons, Inc., Class A	63,549
10,180	Limited Brands, Inc.	297,663
5,191	O’Reilly Automotive, Inc.*	295,005
580	Panera Bread Co., Class A*	55,425
1,659	Penn National Gaming, Inc.*	59,276
1,515	PetSmart, Inc.	60,964
789	Polaris Industries, Inc.	60,690
3,107	RadioShack Corp.	47,071
2,039	Rent-A-Center, Inc.	60,640
4,797	Ross Stores, Inc.	312,764
1,596	Tempur-Pedic International, Inc.*	69,649
1,374	Tractor Supply Co.	70,500
1,187	TRW Automotive Holdings Corp.*	70,816
1,237	Tupperware Brands Corp.	56,593
3,758	VF Corp.	310,862
2,000	Wyndham Worldwide Corp.	56,260
		3,845,758
	Consumer Staples - 7.5%
4,916	Brown-Forman Corp., Class B	326,177
890	Church & Dwight Co., Inc.	61,241
5,040	Clorox Co. (The)	316,966
2,804	Constellation Brands, Inc., Class A*	53,893
8,405	Dr Pepper Snapple Group, Inc.	297,789
840	Energizer Holdings, Inc.*	61,101
1,068	Hansen Natural Corp.*	60,491
1,173	Hormel Foods Corp.	57,946
1,313	McCormick & Co., Inc.	58,035
6,470	Molson Coors Brewing Co., Class B	303,249
		1,596,888
	Energy - 2.1%
1,304	Alliance Holdings GP LP	64,548
3,980	ONEOK Partners LP	322,380
608	SEACOR Holdings, Inc.*	64,259
		451,187
	Financials - 7.4%
650	Affiliated Managers Group, Inc.*	66,190
1,877	American Financial Group, Inc.	61,059
1,654	Assurant, Inc.	64,886
1,631	Axis Capital Holdings Ltd. (Bermuda)	58,031
1,246	BOK Financial Corp.	64,393
2,558	Brown & Brown, Inc.	63,336
3,047	CB Richard Ellis Group, Inc., Class A*	67,613
935	Erie Indemnity Co., Class A	62,103
2,072	HCC Insurance Holdings, Inc.	62,740
1,343	Mercury General Corp.	57,010
2,702	NASDAQ OMX Group, Inc. (The)*	66,145
11,442	Principal Financial Group, Inc.	374,954
2,440	Protective Life Corp.	67,271
1,124	Rayonier, Inc. REIT	66,552
1,158	Reinsurance Group of America, Inc.	66,655
1,379	StanCorp Financial Group, Inc.	61,517
999	Torchmark Corp.	62,238
1,131	Transatlantic Holdings, Inc.	58,190
1,973	Validus Holdings Ltd.	59,979
2,151	W.R. Berkley Corp.	60,766
		1,571,628
	Health Care - 19.6%
1,312	AMERIGROUP Corp.*	68,709
10,153	AmerisourceBergen Corp.	364,087
893	Cephalon, Inc.*	52,758
8,656	CIGNA Corp.	363,725
1,112	Cooper Cos., Inc. (The)	63,762
2,245	Coventry Health Care, Inc.*	67,283
4,326	DaVita, Inc.*	319,475
1,645	Endo Pharmaceuticals Holdings, Inc.*	54,647
9,889	Forest Laboratories, Inc.*	319,019
6,736	Health Management Associates, Inc., Class A*	61,298
2,190	Health Net, Inc.*	62,481
1,456	Hill-Rom Holdings, Inc.	58,924
5,547	Humana, Inc.*	321,560
896	IDEXX Laboratories, Inc.*	64,243
3,895	Laboratory Corp. of America Holdings*	350,199
6,196	Life Technologies Corp.*	336,381
1,603	LifePoint Hospitals, Inc.*	56,426
960	MEDNAX, Inc.*	63,504
398	Mettler-Toledo International, Inc.*	59,378
2,294	Pharmaceutical Product Development, Inc.	66,847
6,327	Quest Diagnostics, Inc.	360,323
4,807	Varian Medical Systems, Inc.*	324,809
4,037	Waters Corp.*	308,386
		4,168,224
	Industrials - 18.7%
1,263	AGCO Corp.*	64,034
1,039	Alaska Air Group, Inc.*	61,550
1,497	AMETEK, Inc.	61,048
1,418	CLARCOR, Inc.	61,229
1,524	Crane Co.	67,681
5,628	Dover Corp.	360,755
1,664	Equifax, Inc.	59,438
971	Esterline Technologies Corp.*	69,116
5,831	Fastenal Co.	338,548
893	Gardner Denver, Inc.	64,421
3,655	Goodrich Corp.	331,216
1,020	Hubbell, Inc., Class B	62,465
808	IHS, Inc., Class A*	66,224
4,128	Joy Global, Inc.	359,879
2,095	KBR, Inc.	67,249
937	Lincoln Electric Holdings, Inc.	63,454
955	MSC Industrial Direct Co., Class A	56,756

	Industrials (continued)
1,263	Pall Corp.	$69,983
4,689	Rockwell Automation, Inc.	379,856
5,585	Rockwell Collins, Inc.	358,222
23,280	Southwest Airlines Co.	275,868
1,297	Thomas & Betts Corp.*	66,653
1,311	Timken Co. (The)	61,643
999	Toro Co. (The)	60,759
1,461	URS Corp.*	64,941
4,968	US Airways Group, Inc.*	49,282
1,908	Verisk Analytics, Inc., Class A*	64,548
2,505	W.W. Grainger, Inc.	329,332
		3,996,150
	Information Technology - 17.2%
6,192	Amphenol Corp., Class A	342,665
7,057	BMC Software, Inc.*	336,619
6,908	Computer Sciences Corp.	368,127
5,589	Compuware Corp.*	59,914
1,343	DST Systems, Inc.	63,873
643	FactSet Research Systems, Inc.	64,814
11,488	Fidelity National Information Services, Inc.	349,580
5,562	Fiserv, Inc.*	343,565
1,247	Lam Research Corp.*	62,213
1,572	Lexmark International, Inc., Class A*	54,769
1,299	MICROS Systems, Inc.*	59,416
1,680	National Instruments Corp.	71,081
2,180	NeuStar, Inc., Class A*	58,489
10,987	Paychex, Inc.	351,584
7,271	Red Hat, Inc.*	300,438
7,951	RF Micro Devices, Inc.*	53,431
1,186	Solera Holdings, Inc.	62,063
2,262	Synopsys, Inc.*	61,368
1,220	Syntel, Inc.	68,039
7,683	Teradata Corp.*	330,292
2,926	TIBCO Software, Inc.*	64,314
3,767	Total System Services, Inc.	65,583
4,017	Vishay Intertechnology, Inc.*	66,281
		3,658,518
	Materials - 5.9%
1,074	Albemarle Corp.	60,316
1,255	AptarGroup, Inc.	60,315
896	Ball Corp.	63,733
1,670	Cabot Corp.	72,228
1,592	Celanese Corp., Series A	66,052
1,862	Crown Holdings, Inc.*	62,116
758	Domtar Corp.	66,651
697	FMC Corp.	53,014
1,395	Kronos Worldwide, Inc.	61,143
2,942	Lubrizol Corp. (The)	316,147
2,228	Packaging Corp. of America	62,941
4,899	Sigma-Aldrich Corp.	311,821
		1,256,477
	Utilities - 3.5%
1,600	Alliant Energy Corp.	59,456
10,841	Ameren Corp.	307,559
1,835	Northeast Utilities	60,408
5,232	Wisconsin Energy Corp.	315,438
		742,861
	Total Common Stocks and Other Equity Interests (Cost $18,139,596)	21,287,691

	Money Market Fund - 0.4%
79,667	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $79,667)	79,667

	Total Investments (Cost $18,219,263)(a)-100.3%	21,367,358
	Liabilities in excess of other assets-(0.3%)	(73,289)
	Net Assets-100.0%	$21,294,069

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $18,226,047. The net unrealized appreciation was $3,141,311 which consisted of aggregate gross unrealized appreciation of $3,254,734 and aggregate gross unrealized depreciation of $113,423.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 13.1%
13,179	American Eagle Outfitters, Inc.	$190,568
2,888	Autoliv, Inc.	221,799
4,364	Darden Restaurants, Inc.	205,588
24,881	Genuine Parts Co.	1,287,592
4,526	Hasbro, Inc.	199,551
46,444	Macy’s, Inc.	1,075,179
6,162	Penn National Gaming, Inc.*	220,168
11,545	RadioShack Corp.	174,907
7,576	Rent-A-Center, Inc.	225,310
4,408	TRW Automotive Holdings Corp.*	262,981
14,406	VF Corp.	1,191,664
		5,255,307
	Consumer Staples - 10.1%
18,932	Brown-Forman Corp., Class B	1,256,138
19,411	Clorox Co. (The)	1,220,758
3,120	Energizer Holdings, Inc.*	226,949
4,879	McCormick & Co., Inc.	215,652
24,808	Molson Coors Brewing Co., Class B	1,162,751
		4,082,248
	Energy - 3.7%
15,255	ONEOK Partners LP	1,235,655
2,259	SEACOR Holdings, Inc.*	238,754
		1,474,409
	Financials - 14.7%
6,974	American Financial Group, Inc.	226,864
6,146	Assurant, Inc.	241,108
6,059	Axis Capital Holdings Ltd. (Bermuda)	215,579
4,631	BOK Financial Corp.	239,330
46,395	CNA Financial Corp.*	1,246,634
7,697	HCC Insurance Holdings, Inc.	233,065
4,993	Mercury General Corp.	211,953
10,042	NASDAQ OMX Group, Inc. (The)*	245,828
43,870	Principal Financial Group, Inc.	1,437,620
9,067	Protective Life Corp.	249,977
4,303	Reinsurance Group of America, Inc.	247,681
5,124	StanCorp Financial Group, Inc.	228,582
3,715	Torchmark Corp.	231,444
4,203	Transatlantic Holdings, Inc.	216,244
7,332	Validus Holdings Ltd.	222,893
7,993	W.R. Berkley Corp.	225,802
		5,920,604
	Health Care - 23.1%
4,876	AMERIGROUP Corp.*	255,356
39,090	AmerisourceBergen Corp.	1,401,767
3,319	Cephalon, Inc.*	196,087
33,344	CIGNA Corp.	1,401,115
8,340	Coventry Health Care, Inc.*	249,950
6,110	Endo Pharmaceuticals Holdings, Inc.*	202,974
37,912	Forest Laboratories, Inc.*	1,223,041
8,136	Health Net, Inc.*	232,120
21,325	Humana, Inc.*	1,236,210
23,761	Life Technologies Corp.*	1,289,985
5,957	LifePoint Hospitals, Inc.*	209,687
24,359	Quest Diagnostics, Inc.	1,387,245
		9,285,537
	Industrials - 11.2%
3,863	Alaska Air Group, Inc.*	228,844
5,663	Crane Co.	251,494
6,184	Equifax, Inc.	220,892
3,610	Esterline Technologies Corp.*	256,960
14,010	Goodrich Corp.	1,269,586
3,792	Hubbell, Inc., Class B	232,222
7,787	KBR, Inc.	249,963
21,407	Rockwell Collins, Inc.	1,373,045
5,431	URS Corp.*	241,408
18,461	US Airways Group, Inc.*	183,133
		4,507,547
	Information Technology - 13.6%
26,487	Computer Sciences Corp.	1,411,492
20,769	Compuware Corp.*	222,644
4,991	DST Systems, Inc.	237,372
44,247	Fidelity National Information Services, Inc.	1,346,436
21,415	Fiserv, Inc.*	1,322,805
5,842	Lexmark International, Inc., Class A*	203,535
8,407	Synopsys, Inc.*	228,082
13,999	Total System Services, Inc.	243,723
14,927	Vishay Intertechnology, Inc.*	246,295
		5,462,384
	Materials - 4.0%
3,330	Ball Corp.	236,863
5,916	Celanese Corp., Series A	245,455
6,921	Crown Holdings, Inc.*	230,884
2,816	Domtar Corp.	247,611
2,017	Lubrizol Corp. (The)	216,747
8,279	Packaging Corp. of America	233,882
4,254	Scotts Miracle-Gro Co. (The), Class A	219,804
		1,631,246
	Utilities - 6.5%
5,947	Alliant Energy Corp.	220,990
41,767	Ameren Corp.	1,184,930
20,058	Wisconsin Energy Corp.	1,209,297
		2,615,217
	Total Common Stocks and Other Equity Interests (Cost $35,840,287)	40,234,499

	Money Market Fund - 0.2%
89,262	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $89,262)	89,262

	Total Investments (Cost $35,929,549)(a)-100.2%	40,323,761
	Liabilities in excess of other assets-(0.2%)	(72,472)
	Net Assets-100.0%	$40,251,289

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $35,933,705. The net unrealized appreciation was $4,390,056 which consisted of aggregate gross unrealized appreciation of $4,597,308 and aggregate gross unrealized depreciation of $207,252.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Consumer Discretionary - 13.0%
31,629	AnnTaylor Stores Corp.*	$699,634
47,373	Crocs, Inc.*	776,443
27,111	Krispy Kreme Doughnuts, Inc.*	177,577
4,675	Monro Muffler Brake, Inc.	154,649
29,418	Orbitz Worldwide, Inc.*	150,914
16,807	Select Comfort Corp.*	170,759
13,889	Shuffle Master, Inc.*	143,543
18,419	Steven Madden Ltd.*	703,053
48,624	Texas Roadhouse, Inc.*	808,131
7,461	Universal Technical Institute, Inc.	136,163
25,125	Valassis Communications, Inc.*	762,293
4,982	Vitamin Shoppe, Inc.*	158,079
		4,841,238
	Consumer Staples - 0.8%
1,844	Boston Beer Co., Inc., Class A*	165,978
3,525	USANA Health Sciences, Inc.*	133,668
		299,646
	Energy - 1.1%
2,149	OYO Geospace Corp.*	205,938
16,443	Western Refining, Inc.*	200,276
		406,214
	Financials - 7.8%
32,270	Cohen & Steers, Inc.	913,564
68,778	Investors Bancorp, Inc.*	916,123
8,118	MarketAxess Holdings, Inc.	163,415
12,712	Portfolio Recovery Associates, Inc.*	917,044
		2,910,146
	Health Care - 9.4%
27,654	Akorn, Inc.*	138,270
47,132	Align Technology, Inc.*	981,760
10,788	AngioDynamics, Inc.*	174,712
4,989	Arthrocare Corp.*	139,642
3,276	Computer Programs & Systems, Inc.	170,024
5,268	Cyberonics, Inc.*	172,527
13,004	HMS Holdings Corp.*	836,677
4,120	ICU Medical, Inc.*	160,927
9,928	Momenta Pharmaceuticals, Inc.*	126,979
2,492	MWI Veterinary Supply, Inc.*	154,903
4,082	Neogen Corp.*	146,789
22,401	Neurocrine Biosciences, Inc.*	165,319
10,327	Questcor Pharmaceuticals, Inc.*	159,656
		3,528,185
	Industrials - 27.2%
5,462	Acacia Research - Acacia Technologies*	133,273
5,283	Administaff, Inc.	149,615
3,160	Advisory Board Co. (The)*	156,294
9,076	Altra Holdings, Inc.*	189,779
4,598	Applied Signal Technology, Inc.	174,770
3,531	Badger Meter, Inc.	144,736
5,408	Forward Air Corp.	150,937
3,819	Franklin Electric Co., Inc.	156,885
16,162	HEICO Corp.	845,111
25,291	Hub Group, Inc., Class A*	879,621
20,128	II-VI, Inc.*	993,921
10,735	Interface, Inc., Class A	174,444
9,543	Knoll, Inc.	159,750
10,393	Middleby Corp. (The)*	850,251
28,196	Old Dominion Freight Line, Inc.*	907,065
25,009	Polypore International, Inc.*	1,204,183
3,400	Raven Industries, Inc.	160,616
4,118	RBC Bearings, Inc.*	143,183
4,873	Sauer-Danfoss, Inc.*	139,611
17,403	SFN Group, Inc.*	168,461
87,906	Steelcase, Inc., Class A	898,399
4,807	Sun Hydraulics Corp.	179,205
7,482	Trimas Corp.*	142,457
40,296	United Rentals, Inc.*	1,073,888
		10,176,455
	Information Technology - 39.0%
5,919	ACI Worldwide, Inc.*	156,794
31,276	Advent Software, Inc.*	924,519
23,913	Anadigics, Inc.*	163,326
27,815	Ancestry.com, Inc.*	990,214
31,912	Blackbaud, Inc.	838,966
8,963	Cardtronics, Inc.*	153,178
5,229	Cognex Corp.	163,877
3,567	Coherent, Inc.*	191,013
5,806	DG Fastchannel, Inc.*	159,142
13,402	Dice Holdings, Inc.*	175,030
11,393	Electronics for Imaging, Inc.*	170,667
17,283	Entropic Communications, Inc.*	189,595
7,414	ExlService Holdings, Inc.*	141,311
4,736	Forrester Research, Inc.	168,791
14,532	Hittite Microwave Corp.*	868,723
33,511	iGATE Corp.	516,069
5,656	Interactive Intelligence, Inc.*	185,121
5,338	IPG Photonics Corp.*	184,962
9,523	Ixia*	149,797
94,965	Lawson Software, Inc.*	892,671
9,955	Liquidity Services, Inc.*	142,058
13,216	LoopNet, Inc.*	135,728
12,042	Micrel, Inc.	161,242
10,672	MIPS Technologies, Inc.*	132,546
14,364	Monotype Imaging Holdings, Inc.*	161,380
63,639	Move, Inc.*	143,188
25,766	NETGEAR, Inc.*	892,921
6,873	NetScout Systems, Inc.*	157,529
31,849	NetSuite, Inc.*	857,694
4,240	OSI Systems, Inc.*	161,078
16,391	Power-One, Inc.*	175,384
5,206	Rofin-Sinar Technologies, Inc.*	203,555
20,692	Silicon Image, Inc.*	141,947
46,105	Solarwinds, Inc.*	871,384
5,578	Standard Microsystems Corp.*	134,151
5,438	Synaptics, Inc.*	154,765
26,338	Taleo Corp., Class A*	775,917
69,121	TriQuint Semiconductor, Inc.*	909,632
25,016	Verint Systems, Inc.*	862,051
		14,557,916
	Materials - 1.3%
5,219	AMCOL International Corp.	156,153
4,816	Balchem Corp.	162,058

	Materials (continued)
5,580	TPC Group, Inc.*	$175,770
		493,981
	Telecommunication Services - 0.5%
13,789	General Communication, Inc., Class A*	166,985

	Total Common Stocks (Cost $33,272,345)	37,380,766

	Money Market Fund - 0.2%
74,358	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $74,358)	74,358

	Total Investments (Cost $33,346,703)(a)-100.3%	37,455,124
	Liabilities in excess of other assets-(0.3%)	(106,191)
	Net Assets-100.0%	$37,348,933

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $33,347,158. The net unrealized appreciation was $4,107,966 which consisted of aggregate gross unrealized appreciation of $4,779,667 and aggregate gross unrealized depreciation of $671,701.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 17.1%
9,792	Aaron’s, Inc.	$187,908
98	Biglari Holdings, Inc.*	42,140
5,469	Buckle, Inc. (The)	195,517
1,259	Cato Corp. (The), Class A	30,770
3,653	Cracker Barrel Old Country Store, Inc.	188,056
11,344	Crocs, Inc.*	185,928
975	Dorman Products, Inc.*	31,366
5,100	DSW, Inc., Class A*	169,779
2,933	Harte-Hanks, Inc.	36,574
1,516	Helen of Troy Ltd.*	42,554
10,546	Iconix Brand Group, Inc.*	209,338
1,911	JAKKS Pacific, Inc.*	33,041
4,488	Jos. A. Bank Clothiers, Inc.*	191,772
1,105	Matthews International Corp., Class A	39,161
6,995	Men’s Wearhouse, Inc. (The)	183,339
5,877	Meredith Corp.	198,055
1,119	Monro Muffler Brake, Inc.	37,017
1,491	Oxford Industries, Inc.	35,292
718	P.F. Chang’s China Bistro, Inc.	33,057
1,407	Papa John’s International, Inc.*	40,381
589	Pre-Paid Legal Services, Inc.*	38,780
4,024	Select Comfort Corp.*	40,884
3,852	Six Flags Entertainment Corp.	228,578
4,069	Sonic Corp.*	39,022
810	Steven Madden Ltd.*	30,918
5,739	Thor Industries, Inc.	213,261
6,016	Valassis Communications, Inc.*	182,525
6,372	Wolverine World Wide, Inc.	202,948
		3,087,961
	Consumer Staples - 3.1%
2,834	B&G Foods, Inc.	38,061
442	Boston Beer Co., Inc., Class A*	39,784
4,984	Casey’s General Stores, Inc.	211,770
629	Coca-Cola Bottling Co. Consolidated	33,979
1,984	Inter Parfums, Inc.	35,395
1,817	Pantry, Inc. (The)*	30,289
3,043	Prestige Brands Holdings, Inc.*	33,595
1,094	PriceSmart, Inc.	39,920
2,289	Spartan Stores, Inc.	33,168
844	USANA Health Sciences, Inc.*	32,004
925	WD-40 Co.	36,417
		564,382
	Energy - 0.7%
514	OYO Geospace Corp.*	49,257
4,850	VAALCO Energy, Inc.*	35,308
2,300	W&T Offshore, Inc.	46,805
		131,370
	Financials - 13.2%
2,365	AmTrust Financial Services, Inc.	43,776
968	Argo Group International Holdings Ltd. (Bermuda)	34,480
957	Bank of the Ozarks, Inc.	41,275
33,896	CNO Financial Group, Inc.*	214,562
1,493	Community Bank System, Inc.	37,743
1,305	Community Trust Bancorp, Inc.	37,728
3,250	Credit Acceptance Corp.*	183,787
7,554	Delphi Financial Group, Inc., Class A	217,404
1,915	Encore Capital Group, Inc.*	43,566
1,321	FBL Financial Group, Inc., Class A	36,737
13,886	First American Financial Corp.	215,372
2,213	Horace Mann Educators Corp.	38,241
624	Infinity Property & Casualty Corp.	37,278
1,625	International Assets Holding Corp.*	38,025
1,944	MarketAxess Holdings, Inc.	39,133
3,895	Meadowbrook Insurance Group, Inc.	36,964
735	Navigators Group, Inc. (The)*	35,971
1,625	NBT Bancorp, Inc.	37,667
559	Portfolio Recovery Associates, Inc.*	40,326
3,831	RLI Corp.	206,376
778	Safety Insurance Group, Inc.	37,025
5,278	UMB Financial Corp.	214,551
1,767	United Fire & Casualty Co.	35,419
8,433	Unitrin, Inc.	226,932
3,967	Westamerica Bancorp	198,350
801	World Acceptance Corp.*	44,984
		2,373,672
	Health Care - 13.4%
744	Air Methods Corp.*	38,123
3,247	Chemed Corp.	202,061
785	Computer Programs & Systems, Inc.	40,742
790	CorVel Corp.*	39,879
8,496	Cubist Pharmaceuticals, Inc.*	186,402
1,740	Ensign Group, Inc. (The)	42,038
1,899	Hanger Orthopedic Group, Inc.*	39,025
7,179	Healthspring, Inc.*	218,170
986	ICU Medical, Inc.*	38,513
10,481	Immucor, Inc.*	207,209
10,279	Impax Laboratories, Inc.*	238,678
4,502	Integra LifeSciences Holdings Corp.*	208,803
1,334	Invacare Corp.	36,872
4,040	Magellan Health Services, Inc.*	195,576
1,647	Martek Biosciences Corp.*	51,732
977	Neogen Corp.*	35,133
982	Par Pharmaceutical Cos., Inc.*	35,077
2,473	Questcor Pharmaceuticals, Inc.*	38,233
4,576	Rigel Pharmaceuticals, Inc.*	30,774
1,931	Triple-S Management Corp., Class B (Puerto Rico)*	35,646
12,910	Universal American Financial Corp.	260,653
12,001	ViroPharma, Inc.*	196,816
		2,416,155
	Industrials - 25.0%
1,559	ABM Industries, Inc.	40,066
1,308	Acacia Research - Acacia Technologies*	31,915
8,377	Actuant Corp., Class A	232,294
1,265	Administaff, Inc.	35,825
4,799	Air Transport Services Group, Inc.*	35,513
2,050	Amerco, Inc.*	186,571
526	Ameron International Corp.	36,278
6,463	Applied Industrial Technologies, Inc.	204,619
3,525	Atlas Air Worldwide Holdings, Inc.*	179,105

	Industrials (continued)
2,109	Colfax Corp.*	$39,312
760	Consolidated Graphics, Inc.*	38,038
1,063	Corporate Executive Board Co. (The)	41,308
790	Cubic Corp.	38,513
6,308	Curtiss-Wright Corp.	218,888
1,641	Deluxe Corp.	40,122
4,322	Dollar Thrifty Automotive Group, Inc.*	209,703
2,185	Ennis, Inc.	36,337
1,016	ESCO Technologies, Inc.	36,860
1,105	Exponent, Inc.*	40,576
1,295	Forward Air Corp.	36,143
915	Franklin Electric Co., Inc.	37,588
1,315	G&K Services, Inc., Class A	41,199
5,896	GATX Corp.	196,042
5,010	Great Lakes Dredge & Dock Corp.	41,633
4,724	Hawaiian Holdings, Inc.*	34,910
12,735	Heartland Express, Inc.	204,078
3,842	HEICO Corp.	200,898
6,011	Hub Group, Inc., Class A*	209,063
2,570	Interface, Inc., Class A	41,763
1,893	Macquarie Infrastructure Co. LLC*	40,113
2,471	Middleby Corp. (The)*	202,153
6,703	Old Dominion Freight Line, Inc.*	215,636
5,948	Polypore International, Inc.*	286,396
1,050	Powell Industries, Inc.*	39,806
814	Raven Industries, Inc.	38,453
986	RBC Bearings, Inc.*	34,283
1,182	Robbins & Myers, Inc.	49,088
1,167	Sauer-Danfoss, Inc.*	33,435
1,977	Schawk, Inc.	36,060
2,252	SkyWest, Inc.	33,893
1,232	Standex International Corp.	41,087
3,866	Steelcase, Inc., Class A	39,511
1,805	Team, Inc.*	46,136
4,814	Teledyne Technologies, Inc.*	227,750
1,910	Tredegar Corp.	35,736
1,791	Trimas Corp.*	34,101
2,174	TrueBlue, Inc.*	37,088
703	UniFirst Corp.	39,199
9,182	Werner Enterprises, Inc.	226,336
		4,501,420
	Information Technology - 19.1%
1,417	ACI Worldwide, Inc.*	37,536
7,490	Advent Software, Inc.*	221,404
5,727	Anadigics, Inc.*	39,115
6,661	Ancestry.com, Inc.*	237,132
1,023	Black Box Corp.	35,999
3,877	CACI International, Inc., Class A*	215,135
2,146	Cardtronics, Inc.*	36,675
1,252	Cognex Corp.	39,238
854	Coherent, Inc.*	45,732
1,217	Comtech Telecommunications Corp.	34,149
15,553	Convergys Corp.*	221,475
1,907	CSG Systems International, Inc.*	37,091
5,621	Entegris, Inc.*	43,001
4,139	Entropic Communications, Inc.*	45,405
1,536	Fair Isaac Corp.	38,984
14,191	Fairchild Semiconductor International, Inc.*	252,600
27,780	GT Solar International, Inc.*	306,830
3,455	Hittite Microwave Corp.*	206,540
1,474	iGATE Corp.	22,700
2,281	Ixia*	35,880
1,316	j2 Global Communications, Inc.*	36,322
22,740	Lawson Software, Inc.*	213,756
778	Littelfuse, Inc.	39,896
3,164	LoopNet, Inc.*	32,494
1,146	Manhattan Associates, Inc.*	33,818
589	MAXIMUS, Inc.	39,964
2,884	Micrel, Inc.	38,617
8,663	Microsemi Corp.*	194,831
3,439	Monotype Imaging Holdings, Inc.*	38,637
1,645	NetScout Systems, Inc.*	37,703
2,490	Newport Corp.*	43,699
5,846	Photronics, Inc.*	38,525
3,925	Power-One, Inc.*	41,997
7,552	Progress Software Corp.*	216,289
1,260	ScanSource, Inc.*	45,625
4,955	Silicon Image, Inc.*	33,991
6,356	SMART Modular Technologies (WWH), Inc.*	42,967
1,234	SYNNEX Corp.*	41,203
1,911	TeleTech Holdings, Inc.*	40,915
2,311	ValueClick, Inc.*	32,377
		3,436,247
	Materials - 4.8%
1,029	Arch Chemicals, Inc.	37,291
1,153	Balchem Corp.	38,799
1,833	Buckeye Technologies, Inc.	46,118
443	Clearwater Paper Corp.*	35,032
2,501	Ferro Corp.*	38,565
53,774	Graphic Packaging Holding Co.*	255,427
874	Hawkins, Inc.	34,322
1,775	Innospec, Inc.*	35,713
1,235	Koppers Holdings, Inc.	47,523
4,111	Omnova Solutions, Inc.*	28,900
945	Quaker Chemical Corp.	36,269
5,796	Sensient Technologies Corp.	196,542
1,337	TPC Group, Inc.*	42,116
		872,617
	Telecommunication Services - 0.7%
3,302	General Communication, Inc., Class A*	39,987
2,181	USA Mobility, Inc.	37,252
14,569	Vonage Holdings Corp.*	47,786
		125,025
	Utilities - 2.9%
1,369	El Paso Electric Co.*	36,895
1,646	Empire District Electric Co. (The)	35,422
873	MGE Energy, Inc.	35,531
9,380	Portland General Electric Co.	209,549
5,567	Unisource Energy Corp.	199,354
		516,751
	Total Common Stocks and Other Equity Interests (Cost $15,494,451)	18,025,600

	Money Market Fund - 0.5%
82,527	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $82,527)	82,527

	Total Investments (Cost $15,576,978)(a)-100.5%	18,108,127
	Liabilities in excess of other assets-(0.5%)	(85,413)
	Net Assets-100.0%	$18,022,714

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $15,577,638. The net unrealized appreciation was $2,530,489 which consisted of aggregate gross unrealized appreciation of $2,672,283 and aggregate gross unrealized depreciation of $141,794.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 19.0%
71,257	Aaron’s, Inc.	$1,367,422
9,158	Cato Corp. (The), Class A	223,821
26,776	Cracker Barrel Old Country Store, Inc.	1,378,428
11,035	Helen of Troy Ltd.*	309,752
77,288	Iconix Brand Group, Inc.*	1,534,167
13,905	JAKKS Pacific, Inc.*	240,417
8,038	Matthews International Corp., Class A	284,867
50,898	Men’s Wearhouse, Inc. (The)	1,334,037
42,767	Meredith Corp.	1,441,248
10,849	Oxford Industries, Inc.	256,796
10,241	Papa John’s International, Inc.*	293,917
4,285	Pre-Paid Legal Services, Inc.*	282,124
28,233	Six Flags Entertainment Corp.	1,675,346
29,613	Sonic Corp.*	283,989
46,368	Wolverine World Wide, Inc.	1,476,821
		12,383,152
	Consumer Staples - 4.7%
20,625	B&G Foods, Inc.	276,994
36,531	Casey’s General Stores, Inc.	1,552,202
4,580	Coca-Cola Bottling Co. Consolidated	247,412
13,219	Pantry, Inc. (The)*	220,361
22,142	Prestige Brands Holdings, Inc.*	244,448
16,658	Spartan Stores, Inc.	241,374
6,734	WD-40 Co.	265,117
		3,047,908
	Energy - 0.5%
16,883	W&T Offshore, Inc.	343,569

	Financials - 25.8%
17,210	AmTrust Financial Services, Inc.	318,557
7,043	Argo Group International Holdings Ltd. (Bermuda)	250,872
6,962	Bank of the Ozarks, Inc.	300,271
248,360	CNO Financial Group, Inc.*	1,572,119
10,862	Community Bank System, Inc.	274,591
9,496	Community Trust Bancorp, Inc.	274,529
23,648	Credit Acceptance Corp.*	1,337,295
55,371	Delphi Financial Group, Inc., Class A	1,593,577
13,935	Encore Capital Group, Inc.*	317,021
9,609	FBL Financial Group, Inc., Class A	267,226
101,048	First American Financial Corp.	1,567,255
16,101	Horace Mann Educators Corp.	278,225
4,539	Infinity Property & Casualty Corp.	271,160
28,346	Meadowbrook Insurance Group, Inc.	269,004
5,346	Navigators Group, Inc. (The)*	261,633
11,827	NBT Bancorp, Inc.	274,150
5,159	RLI Corp.	277,915
5,665	Safety Insurance Group, Inc.	269,597
65,709	Trustmark Corp.	1,576,359
38,685	UMB Financial Corp.	1,572,545
12,859	United Fire & Casualty Co.	257,759
61,824	Unitrin, Inc.	1,663,684
29,080	Westamerica Bancorp	1,454,000
5,831	World Acceptance Corp.*	327,469
		16,826,813
	Health Care - 10.0%
23,628	Chemed Corp.	1,470,370
12,663	Ensign Group, Inc. (The)	305,938
13,818	Hanger Orthopedic Group, Inc.*	283,960
52,244	Healthspring, Inc.*	1,587,695
13,840	Impax Laboratories, Inc.*	321,365
6,060	Integra LifeSciences Holdings Corp.*	281,063
29,401	Magellan Health Services, Inc.*	1,423,302
7,148	Par Pharmaceutical Cos., Inc.*	255,327
14,052	Triple-S Management Corp., Class B (Puerto Rico)*	259,400
17,255	Universal American Financial Corp.	348,379
		6,536,799
	Industrials - 16.8%
11,341	ABM Industries, Inc.	291,464
34,919	Air Transport Services Group, Inc.*	258,401
15,026	Amerco, Inc.*	1,367,516
25,836	Atlas Air Worldwide Holdings, Inc.*	1,312,727
5,752	Cubic Corp.	280,410
46,249	Curtiss-Wright Corp.	1,604,840
11,944	Deluxe Corp.	292,031
31,451	Dollar Thrifty Automotive Group, Inc.*	1,526,002
9,572	G&K Services, Inc., Class A	299,891
34,376	Hawaiian Holdings, Inc.*	254,039
2,279	National Presto Industries, Inc.	291,758
7,640	Powell Industries, Inc.*	289,632
8,605	Robbins & Myers, Inc.	357,366
16,391	SkyWest, Inc.	246,684
8,970	Standex International Corp.	299,149
35,289	Teledyne Technologies, Inc.*	1,669,523
5,115	UniFirst Corp.	285,212
		10,926,645
	Information Technology - 12.6%
7,442	Black Box Corp.	261,884
28,216	CACI International, Inc., Class A*	1,565,706
113,174	Convergys Corp.*	1,611,598
13,876	CSG Systems International, Inc.*	269,888
40,901	Entegris, Inc.*	312,893
11,174	Fair Isaac Corp.	283,596
104,035	Fairchild Semiconductor International, Inc.*	1,851,823
20,309	Insight Enterprises, Inc.*	282,701
9,578	j2 Global Communications, Inc.*	264,353
5,662	Littelfuse, Inc.	290,347
42,542	Photronics, Inc.*	280,352
9,167	ScanSource, Inc.*	331,937
8,981	SYNNEX Corp.*	299,875
13,905	TeleTech Holdings, Inc.*	297,706
		8,204,659
	Materials - 4.1%
7,487	Arch Chemicals, Inc.	271,329
3,227	Clearwater Paper Corp.*	255,191
18,203	Ferro Corp.*	280,690
6,363	Hawkins, Inc.	249,875
29,914	Omnova Solutions, Inc.*	210,296
42,180	Sensient Technologies Corp.	1,430,324
		2,697,705
	Telecommunication Services - 1.0%
15,870	USA Mobility, Inc.	271,059

	Telecommunication Services (continued)
106,014	Vonage Holdings Corp.*	$347,726
		618,785
	Utilities - 5.5%
9,960	El Paso Electric Co.*	268,422
6,350	MGE Energy, Inc.	258,445
68,258	Portland General Electric Co.	1,524,884
40,866	Southwest Gas Corp.	1,521,850
		3,573,601
	Total Common Stocks (Cost $57,607,531)	65,159,636

	Money Market Fund - 0.2%
115,923	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $115,923)	115,923

	Total Investments (Cost $57,723,454)(a)-100.2%	65,275,559
	Liabilities in excess of other assets-(0.2%)	(109,463)
	Net Assets-100.0%	$65,166,096

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $57,768,417. The net unrealized appreciation was $7,507,142 which consisted of aggregate gross unrealized appreciation of $8,151,569 and aggregate gross unrealized depreciation of $644,427.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 17.4%
34,196	AH Belo Corp., Class A*	$277,330
20,454	Arctic Cat, Inc.*	327,673
7,727	Ascent Media Corp., Class A*	293,935
34,533	Audiovox Corp., Class A*	247,947
37,832	Ballantyne Strong, Inc.*	284,497
55,337	Beazer Homes USA, Inc.*	296,053
47,854	Bebe Stores, Inc.	268,700
732	Biglari Holdings, Inc.*	314,760
92,147	Bluegreen Corp.*	322,514
8,597	Blyth, Inc.	289,031
31,539	Brookfield Homes Corp.*	445,331
21,348	Brown Shoe Co., Inc.	270,479
38,985	Build-A-Bear Workshop, Inc.*	298,625
36,758	Callaway Golf Co.	270,171
47,615	Christopher & Banks Corp.	271,882
63,487	Conn’s, Inc.*	280,613
8,332	Core-Mark Holding Co., Inc.*	281,955
31,090	Cost Plus, Inc.*	264,265
8,186	Dorman Products, Inc.*	263,344
29,380	E.W. Scripps Co. (The), Class A*	266,770
25,901	Entercom Communications Corp., Class A*	253,830
14,824	Ethan Allen Interiors, Inc.	332,058
21,590	Fred’s, Inc., Class A	289,954
57,314	Furniture Brands International, Inc.*	257,913
8,428	G-III Apparel Group Ltd.*	294,053
157,502	Gray Television, Inc.*	311,854
48,086	Hastings Entertainment, Inc.*	266,396
45,502	Hot Topic, Inc.	247,076
29,072	Isle of Capri Casinos, Inc.*	273,858
16,216	JAKKS Pacific, Inc.*	280,375
187,586	Joe’s Jeans, Inc.*	287,007
23,419	Kenneth Cole Productions, Inc., Class A*	319,435
34,485	Kid Brands, Inc.*	314,158
42,543	Krispy Kreme Doughnuts, Inc.*	278,657
23,644	K-Swiss, Inc., Class A*	271,906
51,408	Leapfrog Enterprises, Inc.*	198,435
20,944	Lifetime Brands, Inc.*	254,051
20,750	Lithia Motors, Inc., Class A	280,125
75,868	LJ International, Inc. (British Virgin Islands)*	277,677
47,561	Luby’s, Inc.*	274,427
19,303	M/I Homes, Inc.*	282,982
31,944	MarineMax, Inc.*	288,774
63,585	McClatchy Co. (The), Class A*	324,283
32,689	McCormick & Schmick’s Seafood Restaurants, Inc.*	294,201
19,168	Modine Manufacturing Co.*	316,272
23,057	Motorcar Parts of America, Inc.*	332,021
18,594	Movado Group, Inc.*	267,939
41,181	O’Charley’s, Inc.*	284,972
54,525	Pacific Sunwear of California, Inc.*	232,276
22,183	Pep Boys - Manny, Moe & Jack (The)	309,231
10,856	Perry Ellis International, Inc.*	305,596
13,553	RC2 Corp.*	275,397
37,052	Red Lion Hotels Corp.*	284,189
13,765	Red Robin Gourmet Burgers, Inc.*	284,110
29,741	Rocky Brands, Inc.*	327,151
64,127	Ruth’s Hospitality Group, Inc.*	298,832
11,055	Shoe Carnival, Inc.*	273,611
34,574	SORL Auto Parts, Inc.*	261,725
21,676	Standard Motor Products, Inc.	262,496
64,494	Standard Pacific Corp.*	283,774
14,923	Steinway Musical Instruments, Inc.*	285,178
44,495	Stewart Enterprises, Inc., Class A	283,878
9,901	Stonemor Partners LP	304,951
18,766	Stoneridge, Inc.*	276,798
38,896	Summer Infant, Inc.*	296,582
14,034	Superior Industries International, Inc.	280,680
78,523	TravelCenters of America LLC*	331,367
56,101	Tuesday Morning Corp.*	277,700
17,591	Unifi, Inc.*	292,538
27,929	West Marine, Inc.*	357,212
77,092	Wet Seal, Inc. (The), Class A*	263,655
		20,439,491
	Consumer Staples - 4.0%
69,663	Alliance One International, Inc.*	266,809
29,811	Central Garden & Pet Co., Class A*	282,608
39,831	Craft Brewers Alliance, Inc.*	292,360
22,081	Imperial Sugar Co.	264,530
15,692	Inter Parfums, Inc.	279,945
6,995	Nash Finch Co.	263,502
13,740	Oil-Dri Corp. of America	262,159
36,958	Omega Protein Corp.*	301,577
14,969	Pantry, Inc. (The)*	249,533
24,866	Prestige Brands Holdings, Inc.*	274,521
10,944	Seneca Foods Corp., Class A*	304,243
68,432	Smart Balance, Inc.*	274,070
17,512	Spartan Stores, Inc.	253,749
38,150	SunOpta, Inc. (Canada)*	280,403
21,287	Susser Holdings Corp.*	306,959
41,184	Winn-Dixie Stores, Inc.*	262,754
33,139	Yuhe International, Inc.*	298,251
		4,717,973
	Energy - 9.0%
12,996	Approach Resources, Inc.*	346,603
18,193	Basic Energy Services, Inc.*	332,204
37,023	Bronco Drilling Co., Inc.*	256,199
50,183	Callon Petroleum Co.*	437,094
30,645	Capital Product Partners LP (Marshall Islands)	310,740
40,389	China Integrated Energy, Inc.*	245,969
20,574	Crosstex Energy LP	313,342
33,435	Crosstex Energy, Inc.	282,860
9,301	Dawson Geophysical Co.*	314,467
19,200	Energy Partners Ltd.*	308,928
13,479	Georesources, Inc.*	372,560
10,781	Global Partners LP	321,597
26,150	Green Plains Renewable Energy, Inc.*	291,572
10,677	Gulf Island Fabrication, Inc.	289,133
24,636	Harvest Natural Resources, Inc.*	273,952
86,221	Hercules Offshore, Inc.*	285,392
16,366	Houston American Energy Corp.	255,801

	Energy (continued)
59,829	Hyperdynamics Corp.*	$249,487
13,316	Knightsbridge Tankers Ltd. (Bermuda)	319,784
27,661	L&L Energy, Inc.*	235,118
41,080	Magnum Hunter Resources Corp.*	289,203
23,425	Matrix Service Co.*	263,765
24,514	North American Energy Partners, Inc. (Canada)*	293,923
2,987	OYO Geospace Corp.*	286,244
65,033	Parker Drilling Co.*	282,243
33,963	Pioneer Drilling Co.*	300,912
19,246	REX American Resources Corp.*	289,845
21,646	Rex Energy Corp.*	260,510
33,113	Seahawk Drilling, Inc.*	229,970
23,843	Teekay Tankers Ltd., Class A (Marshall Islands)	284,924
18,816	Tesco Corp. (Canada)*	287,226
8,105	TransMontaigne Partners LP	309,044
29,717	Tsakos Energy Navigation Ltd. (Bermuda)	276,368
74,278	Uranerz Energy Corp.*	372,876
83,902	Uranium Resources, Inc.*	231,570
41,499	VAALCO Energy, Inc.*	302,113
		10,603,538
	Financials - 23.3%
24,826	Abington Bancorp, Inc.	308,339
13,962	American Safety Insurance Holdings Ltd. (Bermuda)*	280,078
28,105	Ameris Bancorp*	267,841
16,822	AMERISAFE, Inc.*	299,600
18,159	Apollo Commercial Real Estate Finance, Inc. REIT	298,352
49,800	Arbor Realty Trust, Inc. REIT*	301,788
12,287	Arlington Asset Investment Corp., Class A	309,141
30,650	Ashford Hospitality Trust, Inc. REIT*	298,837
36,525	Asta Funding, Inc.	280,329
14,889	Avatar Holdings, Inc.*	297,333
16,163	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	279,458
28,054	Bancorp, Inc. (The)*	263,708
127,569	Banner Corp.	301,063
13,443	Berkshire Hills Bancorp, Inc.	285,529
19,247	BofI Holding, Inc.*	290,822
45,231	Boston Private Financial Holdings, Inc.	303,500
21,249	Calamos Asset Management, Inc., Class A	326,810
2,851	Capital Southwest Corp.	278,115
50,794	CapLease, Inc. REIT	280,383
46,973	Cedar Shopping Centers, Inc. REIT	284,187
48,679	CoBiz Financial, Inc.	310,572
50,723	Cogdell Spencer, Inc. REIT	306,874
22,827	Cypress Sharpridge Investments, Inc. REIT	297,892
20,250	Dime Community Bancshares	305,370
27,030	Dynex Capital, Inc. REIT	288,680
38,066	Education Realty Trust, Inc. REIT	296,915
18,432	Federal Agricultural Mortgage Corp., Class C	284,590
42,702	FelCor Lodging Trust, Inc. REIT*	300,195
24,352	Fifth Street Finance Corp.	320,959
15,574	Financial Institutions, Inc.	301,045
19,833	First Community Bancshares, Inc.	266,754
33,778	First Industrial Realty Trust, Inc. REIT*	345,211
33,476	First Merchants Corp.	303,293
21,241	Flushing Financial Corp.	302,684
25,141	Fox Chase Bancorp, Inc.*	308,983
7,997	FPIC Insurance Group, Inc.*	285,973
25,621	Gladstone Capital Corp.	270,045
38,737	Gladstone Investment Corp.	273,871
128,531	Gramercy Capital Corp. REIT*	453,714
32,475	Hallmark Financial Services, Inc.*	275,713
28,502	Hercules Technology Growth Capital, Inc.	299,271
16,362	Horace Mann Educators Corp.	282,735
21,003	Internet Capital Group, Inc.*	255,817
54,989	Kite Realty Group Trust REIT	290,342
42,410	Kohlberg Capital Corp.	299,415
81,776	LaBranche & Co., Inc.*	307,478
37,602	Maiden Holdings Ltd. (Bermuda)	300,816
16,287	Main Street Capital Corp.	318,248
23,373	Marlin Business Services Corp.*	305,251
42,591	MCG Capital Corp.	289,619
28,908	Meadowbrook Insurance Group, Inc.	274,337
44,095	Mission West Properties, Inc. REIT	302,492
20,291	MVC Capital, Inc.	282,451
22,054	National Financial Partners Corp.*	279,645
1,776	National Western Life Insurance Co., Class A	307,212
28,332	NewStar Financial, Inc.*	274,537
32,094	NGP Capital Resources Co.	291,734
62,724	NorthStar Realty Finance Corp. REIT	325,538
17,689	One Liberty Properties, Inc. REIT	286,208
23,551	Oriental Financial Group, Inc.	278,373
16,926	Parkway Properties, Inc. REIT	286,049
24,205	PennantPark Investment Corp.	292,880
16,244	Pennymac Mortgage Investment Trust REIT	301,001
117,058	Phoenix Cos., Inc. (The)*	299,668
22,118	Pinnacle Financial Partners, Inc.*	304,344
89,150	PMI Group, Inc. (The)*	259,426
29,749	Presidential Life Corp.	282,020
28,387	Provident New York Bancorp	264,851
23,843	Ramco-Gershenson Properties Trust REIT	306,621
17,498	Renasant Corp.	272,794
40,188	Resource Capital Corp. REIT	286,540
29,991	Retail Opportunity Investments Corp. REIT	293,762
16,121	Sabra Healthcare REIT, Inc. REIT*	300,012
17,502	Safeguard Scientifics, Inc.*	287,908
6,198	Safety Insurance Group, Inc.	294,963
41,141	Sanders Morris Harris Group, Inc.	285,519
16,095	Sandy Spring Bancorp, Inc.	309,024
10,415	Simmons First National Corp., Class A	289,433
23,759	Southwest Bancorp, Inc.*	325,261
25,762	Stewart Information Services Corp.	293,944
243	Sun Bancorp, Inc.*	1,006
22,538	Taylor Capital Group, Inc.*	231,465
70,355	Thomas Properties Group, Inc.*	267,349
18,584	TowneBank	276,902
15,626	Triangle Capital Corp.	311,895
152,367	United Community Banks, Inc.*	259,024
25,419	ViewPoint Financial Group	322,186
48,205	Virginia Commerce Bancorp, Inc.*	289,712
16,439	Walter Investment Management Corp. REIT	297,546
13,570	Washington Trust Bancorp, Inc.	271,400
15,616	WesBanco, Inc.	294,362
40,790	Western Alliance Bancorp*	305,925
23,107	Winthrop Realty Trust REIT	284,216
6,312	WSFS Financial Corp.	283,409
		27,318,482

	Health Care - 5.7%
35,790	Accelrys, Inc.*	$294,194
56,690	Affymetrix, Inc.*	274,947
49,469	Akorn, Inc.*	247,345
19,196	AngioDynamics, Inc.*	310,879
44,964	Caliper Life Sciences, Inc.*	289,568
44,486	Capital Senior Living Corp.*	303,839
63,401	CardioNet, Inc.*	275,794
47,134	Celera Corp.*	291,524
97,722	China Pharma Holdings, Inc.*	263,850
12,020	Ensign Group, Inc. (The)	290,403
42,339	Five Star Quality Care, Inc.*	265,042
11,812	Greatbatch, Inc.*	278,173
27,234	Kendle International, Inc.*	309,378
16,310	Kindred Healthcare, Inc.*	305,160
21,444	MedCath Corp.*	287,135
66,464	Metropolitan Health Networks, Inc.*	304,405
20,553	Omnicell, Inc.*	286,406
48,807	Pharmacyclics, Inc.*	246,475
40,501	QLT, Inc. (Canada)*	283,507
33,009	Skilled Healthcare Group, Inc., Class A*	354,517
32,033	Symmetry Medical, Inc.*	306,556
63,183	Synergetics USA, Inc.*	290,642
15,530	Triple-S Management Corp., Class B (Puerto Rico)*	286,684
		6,646,423
	Industrials - 13.9%
32,977	Aceto Corp.	283,932
37,748	Air Transport Services Group, Inc.*	279,335
10,710	Alamo Group, Inc.	277,924
13,542	American Railcar Industries, Inc.*	256,892
39,082	American Reprographics Co.*	315,392
22,278	Apogee Enterprises, Inc.	284,936
88,216	Ascent Solar Technologies, Inc.*	279,645
15,214	CAI International, Inc.*	289,675
6,374	Cascade Corp.	300,024
16,118	CDI Corp.	258,855
19,978	Celadon Group, Inc.*	292,678
6,112	Consolidated Graphics, Inc.*	305,906
30,682	Covenant Transport Group, Inc., Class A*	275,218
13,523	Ducommun, Inc.	296,965
12,430	DXP Enterprises, Inc.*	270,725
20,362	Dycom Industries, Inc.*	327,217
59,156	Eagle Bulk Shipping, Inc.*	241,948
17,234	Ennis, Inc.	286,601
52,409	Excel Maritime Carriers Ltd. (Liberia)*	237,413
43,460	Federal Signal Corp.	302,482
53,946	Force Protection, Inc.*	298,861
10,251	FreightCar America, Inc.	292,358
9,698	G&K Services, Inc., Class A	303,838
22,152	Gibraltar Industries, Inc.*	244,337
59,851	Global Ship Lease, Inc., Class A*	386,039
40,209	Great Lakes Dredge & Dock Corp.	334,137
14,234	Greenbrier Cos., Inc.*	336,919
23,905	Industrial Services of America, Inc.*	309,570
12,652	Kadant, Inc.*	267,716
16,024	Kelly Services, Inc., Class A*	315,272
18,453	LMI Aerospace, Inc.*	345,532
36,780	Lydall, Inc.*	294,240
12,851	M&F Worldwide Corp.*	310,095
13,334	Marten Transport Ltd.	284,148
50,485	Metalico, Inc.*	280,192
20,769	Miller Industries, Inc.	316,935
15,273	Multi-Color Corp.	253,837
38,609	New Energy Systems Group*	256,750
24,304	NN, Inc.*	318,625
43,331	Pacer International, Inc.*	270,819
85,689	Paragon Shipping, Inc., Class A	264,779
40,151	Republic Airways Holdings, Inc.*	257,769
14,648	Rush Enterprises, Inc., Class A*	279,337
17,201	Saia, Inc.*	246,146
14,384	Schawk, Inc.	262,364
30,317	SFN Group, Inc.*	293,469
36,286	Sparton Corp.*	309,882
9,969	Standex International Corp.	332,466
22,704	Tecumseh Products Co., Class A*	274,264
15,365	Titan International, Inc.	291,935
15,389	Titan Machinery, Inc.*	372,875
14,620	Trimas Corp.*	278,365
9,540	Twin Disc, Inc.	310,718
45,878	Ultrapetrol Bahamas Ltd.*	240,859
11,713	Viad Corp.	275,607
61,014	WCA Waste Corp.*	300,189
		16,275,007
	Information Technology - 19.6%
11,928	Amtech Systems, Inc.*	305,476
42,776	Anadigics, Inc.*	292,160
50,423	AudioCodes Ltd. (Israel)*	348,423
86,789	Axcelis Technologies, Inc.*	301,158
28,852	AXT, Inc.*	312,467
12,404	Bel Fuse, Inc., Class B	270,531
32,957	Brooks Automation, Inc.*	386,915
14,611	CEVA, Inc.*	353,148
53,514	China Security & Surveillance Technology, Inc. (China)*	255,262
63,452	CIBER, Inc.*	289,341
33,874	Cogo Group, Inc.*	296,736
18,009	Cohu, Inc.	269,054
26,788	CTS Corp.	303,776
25,340	DDi Corp.	285,455
26,749	Digi International, Inc.*	283,272
36,472	DSP Group, Inc.*	273,175
18,704	Electro Scientific Industries, Inc.*	311,796
20,753	Electronics for Imaging, Inc.*	310,880
14,424	EMS Technologies, Inc.*	264,392
12,529	ePlus, Inc.*	323,749
42,539	Exar Corp.*	273,100
42,093	EXFO, Inc. (Canada)*	419,246
96,105	Extreme Networks, Inc.*	315,224
9,033	FARO Technologies, Inc.*	273,881
67,099	FSI International, Inc.*	280,474
37,863	Gerber Scientific, Inc.*	288,895
59,136	Gilat Satellite Networks Ltd. (Israel)*	305,142
36,968	GSI Technology, Inc.*	340,106
28,698	Imation Corp.*	289,850
35,486	InfoSpace, Inc.*	290,275
36,657	Integrated Silicon Solution, Inc.*	381,966
48,986	Internap Network Services Corp.*	357,108
115,211	inTEST Corp.*	445,867
25,574	IXYS Corp.*	289,753
20,563	Kemet Corp.*	320,783
13,610	Kenexa Corp.*	282,271
41,229	Kulicke & Soffa Industries, Inc.*	401,983
49,170	Lattice Semiconductor Corp.*	306,329

	Information Technology (continued)
30,170	LeCroy Corp.*	$393,719
50,763	Limelight Networks, Inc.*	316,507
10,079	Measurement Specialties, Inc.*	271,528
16,380	Mercury Computer Systems, Inc.*	309,254
22,900	Methode Electronics, Inc.	270,678
19,524	MIPS Technologies, Inc.*	242,488
44,109	ModusLink Global Solutions, Inc.*	270,388
17,338	Newport Corp.*	304,282
36,016	Nova Measuring Instruments Ltd. (Israel)*	324,144
11,079	OPNET Technologies, Inc.	316,749
27,065	Pericom Semiconductor Corp.*	271,462
50,129	Photronics, Inc.*	330,350
144,211	Planar Systems, Inc.*	372,064
46,635	QuickLogic Corp.*	270,017
7,890	RADWARE Ltd. (Israel)*	294,534
70,556	RealNetworks, Inc.*	265,291
25,322	Richardson Electronics Ltd.	327,667
35,860	Rudolph Technologies, Inc.*	360,752
34,721	SeaChange International, Inc.*	287,490
20,094	Sierra Wireless, Inc. (Canada)*	284,732
20,932	Sigma Designs, Inc.*	291,583
15,324	Silicom Ltd. (Israel)*	297,286
40,890	Silicon Image, Inc.*	280,505
51,152	SMART Modular Technologies (WWH), Inc.*	345,788
18,837	Smith Micro Software, Inc.*	237,723
92,025	SMTC Corp.*	311,965
19,689	Spectrum Control, Inc.*	261,076
46,197	Support.com, Inc.*	255,931
110,349	TheStreet.com, Inc.	336,564
48,945	THQ, Inc.*	284,370
14,922	Ultratech, Inc.*	336,267
143,035	UTStarcom, Inc.*	300,374
18,168	Virtusa Corp.*	292,505
35,109	Web.com Group, Inc.*	330,025
90,765	Westell Technologies, Inc., Class A*	281,371
18,132	Xyratex Ltd. (Bermuda)*	241,700
33,752	Zoran Corp.*	320,306
		22,988,854
	Materials - 5.7%
16,258	A.M. Castle & Co.*	255,088
37,625	Boise, Inc.	338,249
24,070	China Agritech, Inc.*	260,197
54,527	Flotek Industries, Inc.*	383,870
44,014	General Moly, Inc.*	224,031
6,703	Hawkins, Inc.	263,227
7,114	Haynes International, Inc.	346,594
65,054	Headwaters, Inc.*	342,184
14,547	Innospec, Inc.*	292,686
19,480	KapStone Paper and Packaging Corp.*	331,744
12,229	LSB Industries, Inc.*	368,337
38,857	Mercer International, Inc.*	332,227
7,673	Mesabi Trust	255,741
15,183	Neenah Paper, Inc.	292,425
10,381	Olympic Steel, Inc.	284,128
20,785	Puda Coal, Inc.*	257,110
7,189	Quaker Chemical Corp.	275,914
24,789	SinoCoking Coal And Coke Chemical Industries, Inc.*	283,090
9,844	TPC Group, Inc.*	310,086
24,216	UFP Technologies, Inc.*	415,547
9,521	Universal Stainless & Alloy Products, Inc.*	304,672
25,705	Zoltek Cos., Inc.*	287,382
		6,704,529
	Telecommunication Services - 0.7%
11,693	IDT Corp., Class B	269,290
16,726	USA Mobility, Inc.	285,680
11,817	Vocaltec Communications Ltd. (Israel)*	236,222
		791,192
	Utilities - 0.7%
13,524	Central Vermont Public Service Corp.	290,360
7,115	Chesapeake Utilities Corp.	278,196
55,694	Star Gas Partners LP	300,748
		869,304
	Total Common Stocks and Other Equity Interests (Cost $107,594,464)	117,354,793

	Money Market Fund - 0.1%
141,885	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $141,885)	141,885

	Total Investments (Cost $107,736,349)(a)-100.1%	117,496,678
	Liabilities in excess of other assets-(0.1%)	(131,514)
	Net Assets-100.0%	$117,365,164

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $107,856,874. The net unrealized appreciation was $9,639,804 which consisted of aggregate gross unrealized appreciation of $13,030,851 and aggregate gross unrealized depreciation of $3,391,047.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 55.7%
20,593	AAR Corp.*	$551,687
11,326	Aerovironment, Inc.*	319,393
17,284	Alliant Techsystems, Inc.*	1,309,436
117,114	Boeing Co. (The)	8,137,081
13,876	Cubic Corp.	676,455
5,449	Ducommun, Inc.	119,660
22,165	Elbit Systems Ltd. (Israel)	1,126,425
15,747	Esterline Technologies Corp.*	1,120,871
30,621	GenCorp, Inc.*	157,086
87,792	General Dynamics Corp.	6,619,517
50,490	Goodrich Corp.	4,575,404
9,632	Kratos Defense & Security Solutions, Inc.*	135,041
58,745	L-3 Communications Holdings, Inc.	4,596,796
6,110	LMI Aerospace, Inc.*	114,410
83,698	Lockheed Martin Corp.	6,662,361
23,584	Moog, Inc., Class A*	1,005,622
76,811	Northrop Grumman Corp.	5,323,002
30,102	Orbital Sciences Corp.*	513,540
109,049	Raytheon Co.	5,451,360
75,939	Rockwell Collins, Inc.	4,870,727
18,840	Teledyne Technologies, Inc.*	891,320
25,664	TransDigm Group, Inc.*	1,988,447
12,560	Triumph Group, Inc.	1,206,137
95,800	United Technologies Corp.	7,788,540
		65,260,318
	Auto Manufacturers - 1.7%
36,464	Force Protection, Inc.*	202,011
47,083	Oshkosh Corp.*	1,784,916
		1,986,927
	Commercial Services - 3.9%
71,650	Booz Allen Hamilton Holding Corp.*	1,336,989
192,975	SAIC, Inc.*	3,197,596
		4,534,585
	Computers - 5.7%
15,738	CACI International, Inc., Class A*	873,302
80,178	Computer Sciences Corp.	4,272,686
9,139	Integral Systems, Inc.*	111,404
13,099	Keyw Holding Corp. (The)*	190,852
12,641	Mercury Computer Systems, Inc.*	238,662
7,079	NCI, Inc., Class A*	148,659
29,639	SRA International, Inc., Class A*	790,768
		6,626,333
	Electronics - 3.4%
4,664	American Science & Engineering, Inc.	405,768
82,312	FLIR Systems, Inc.*	2,554,965
48,545	L-1 Identity Solutions, Inc.*	579,142
9,685	OSI Systems, Inc.*	367,933
32,497	Taser International, Inc.*	136,162
		4,043,970
	Engineering & Construction - 1.6%
42,946	URS Corp.*	1,908,950

	Metal Fabricate/Hardware - 4.7%
8,151	Ladish Co., Inc.*	436,404
35,505	Precision Castparts Corp.	5,076,860
		5,513,264
	Miscellaneous Manufacturing - 14.6%
12,924	Ceradyne, Inc.*	457,897
141,955	Honeywell International, Inc.	7,950,900
84,998	ITT Corp.	5,008,082
142,675	Textron, Inc.	3,750,926
		17,167,805
	Packaging & Containers - 2.8%
45,839	Ball Corp.	3,260,528

	Software - 0.6%
18,881	ManTech International Corp., Class A*	759,110

	Telecommunications - 5.3%
6,953	Applied Signal Technology, Inc.	264,284
14,260	Comtech Telecommunications Corp.	400,136
8,730	CPI International, Inc.*	169,362
23,879	DigitalGlobe, Inc.*	733,324
7,946	EMS Technologies, Inc.*	145,650
11,477	GeoEye, Inc.*	458,162
66,578	Harris Corp.	3,098,540
21,310	ViaSat, Inc.*	924,747
		6,194,205
	Total Common Stocks (Cost $132,656,465)	117,255,995

	Money Market Fund - 0.1%
88,759	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $88,759)	88,759

	Total Investments (Cost $132,745,224)(a)-100.1%	117,344,754
	Liabilities in excess of other assets-(0.1%)	(113,053)
	Net Assets-100.0%	$117,231,701

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $133,684,042. The net unrealized depreciation was $16,339,288 which consisted of aggregate gross unrealized appreciation of $5,724,344 and aggregate gross unrealized depreciation of $22,063,632.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Cleantech™ Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Parts & Equipment - 3.5%
30,218	Fuel Systems Solutions, Inc.*	$786,575
102,134	Johnson Controls, Inc.	3,920,924
26,565	Westport Innovations, Inc. (Canada)*	416,966
		5,124,465
	Biotechnology - 2.3%
24,414	Novozymes A/S, Class B (Denmark)	3,383,163

	Building Materials - 1.7%
197,740	Kingspan Group PLC (Ireland)	1,775,714
30,916	WaterFurnace Renewable Energy, Inc. (Canada)	774,871
		2,550,585
	Chemicals - 0.5%
1,157	Gurit Holding AG (Switzerland)	699,999

	Computers - 0.9%
47,744	Telvent GIT SA (Spain)	1,372,163

	Electric - 4.0%
59,508	Ameresco, Inc., Class A*	921,779
18,566,600	Energy Development Corp. (Philippines)	2,427,198
36,771	EnerNOC, Inc.*	956,781
51,152	Ormat Technologies, Inc.	1,573,436
		5,879,194
	Electrical Components & Equipment - 14.1%
75,247	Advanced Energy Industries, Inc.*	1,162,190
1,295,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	2,000,185
58,736	EnerSys*	1,927,716
254,857	Gamesa Corp. Tecnologica SA (Spain)*	1,956,689
36,048	Saft Groupe SA (France)	1,368,983
25,919	Schneider Electric SA (France)	4,047,429
33,036	SMA Solar Technology AG (Germany)	3,298,640
115,376	SunPower Corp., Class A*	1,550,653
106,738	Vestas Wind Systems A/S (Denmark)*	3,684,547
		20,997,032
	Electronics - 9.1%
23,000	Badger Meter, Inc.	942,770
55,084	Elster Group SE ADR (Germany)*	876,386
53,000	Horiba Ltd. (Japan)	1,462,627
44,865	Itron, Inc.*	2,603,067
48,106	Roth & Rau AG (Germany)*	976,109
83,037	Trimble Navigation Ltd.*	3,826,345
22,881	Vaisala Oyj, Class A (Finland)	663,786
63,858	Woodward, Inc.	2,153,611
		13,504,701
	Energy-Alternate Sources - 6.8%
2,830,000	China Longyuan Power Group Corp., H-Shares (China)*	2,541,128
25,650	First Solar, Inc.*	3,964,977
957,272	Iberdrola Renovables SA (Spain)	3,622,277
		10,128,382
	Engineering & Construction - 5.8%
176,320	ABB Ltd. (Switzerland)*	4,182,592
83,799	Arcadis NV (Netherlands)*	1,959,996
40,193	Grontmij NV CVA (Netherlands)	905,919
55,846	Insituform Technologies, Inc., Class A*	1,536,323
		8,584,830
	Environmental Control - 8.7%
49,970	Asahi Holdings, Inc. (Japan)	1,036,239
27,679	BWT AG (Austria)	796,906
1,076,000	Hyflux Ltd. (Singapore)	1,874,594
98,100	Kurita Water Industries Ltd. (Japan)	3,071,238
103,647	Nalco Holding Co.	3,157,087
73,016	Tetra Tech, Inc.*	1,689,955
195,438	Tomra Systems ASA (Norway)	1,275,636
		12,901,655
	Hand/Machine Tools - 1.3%
62,084	Meyer Burger Technology AG (Switzerland)*	1,925,982

	Healthcare-Services - 0.8%
17,877	Eurofins Scientific (France)	1,198,507

	Machinery-Diversified - 4.2%
109,499	GLV, Inc., Class A (Canada)*	848,405
32,068	Kadant, Inc.*	678,559
21,333	Lindsay Corp.	1,388,352
42,855	Roper Industries, Inc.	3,329,405
		6,244,721
	Mining - 0.5%
111,982	5N Plus, Inc. (Canada)*	755,690

	Miscellaneous Manufacturing - 18.0%
160,394	Alfa Laval AB (Sweden)	3,427,259
56,231	CLARCOR, Inc.	2,428,055
56,370	Donaldson Co., Inc.	3,303,282
38,796	ESCO Technologies, Inc.	1,407,519
104,629	Hexcel Corp.*	1,990,043
66,434	Pall Corp.	3,681,108
45,764	Polypore International, Inc.*	2,203,537
31,341	Siemens AG (Germany)	4,023,139
42,520	SPX Corp.	3,332,718
51,374	STR Holdings, Inc.*	939,117
		26,735,777
	Semiconductors - 7.5%
83,082	Aixtron SE (Germany)	3,433,108
29,456	Centrotherm Photovoltaics AG (Germany)*	1,211,525
49,606	Cree, Inc.*	2,504,607
170,448	GT Solar International, Inc.*	1,882,598
36,955	Power Integrations, Inc.	1,364,748
40,744	Rubicon Technology, Inc.*	733,799
		11,130,385
	Software - 4.5%
62,773	ANSYS, Inc.*	3,292,444
84,995	Autodesk, Inc.*	3,457,596
		6,750,040
	Telecommunications - 5.8%
200,624	Corning, Inc.	4,455,859
77,067	Polycom, Inc.*	3,379,388

	Telecommunications (continued)
38,354	RuggedCom, Inc. (Canada)*	$747,716
		8,582,963
	Total Common Stocks and Other Equity Interests (Cost $134,540,163)	148,450,234

	Money Market Fund - 0.1%
169,580	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $169,580)	169,580

	Total Investments (Cost $134,709,743)(a)-100.1%	148,619,814
	Liabilities in excess of other assets-(0.1%)	(111,332)
	Net Assets-100.0%	$148,508,482

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $143,705,696. The net unrealized appreciation was $4,914,118 which consisted of aggregate gross unrealized appreciation of $26,366,389 and aggregate gross unrealized depreciation of $21,452,271.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Technical Leaders™ Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 25.5%
74,575	AutoNation, Inc.*	$2,141,048
11,331	Chipotle Mexican Grill, Inc.*	2,480,582
35,432	Dollar Tree, Inc.*	1,792,151
103,957	Federal-Mogul Corp.*	2,449,227
232,584	Ford Motor Co.*	3,709,715
27,871	Fossil, Inc.*	1,980,234
135,005	Gannett Co., Inc.	1,989,974
45,180	Lamar Advertising Co., Class A*	1,664,431
124,179	Liberty Media Corp. - Capital, Series A*	8,153,593
141,159	Liberty Media Corp. - Interactive, Class A*	2,235,959
24,164	McDonald’s Corp.	1,780,162
36,763	Netflix, Inc.*	7,870,223
37,463	NIKE, Inc., Class B	3,089,948
108,494	O’Reilly Automotive, Inc.*	6,165,714
39,914	Polo Ralph Lauren Corp.	4,277,982
24,827	Priceline.com, Inc.*	10,638,866
47,212	Royal Caribbean Cruises Ltd.*	2,119,819
47,811	Signet Jewelers Ltd. (United Kingdom)*	2,031,011
61,023	Tempur-Pedic International, Inc.*	2,663,044
158,388	TRW Automotive Holdings Corp.*	9,449,428
87,492	Virgin Media, Inc.	2,201,299
98,237	Wyndham Worldwide Corp.	2,763,407
91,133	Yum! Brands, Inc.	4,261,379
		87,909,196
	Consumer Staples - 3.0%
124,718	Altria Group, Inc.	2,932,120
29,429	Brown-Forman Corp., Class B	1,952,614
37,687	Hormel Foods Corp.	1,861,738
29,159	J.M. Smucker Co. (The)	1,812,523
35,229	Whole Foods Market, Inc.	1,821,692
		10,380,687
	Energy - 2.6%
65,789	Atwood Oceanics, Inc.*	2,659,191
22,799	Cimarex Energy Co.	2,374,060
22,750	Pioneer Natural Resources Co.	2,164,890
17,805	SEACOR Holdings, Inc.	1,881,811
		9,079,952
	Financials - 6.1%
45,168	Arch Capital Group Ltd.*	3,986,076
276,936	CapitalSource, Inc.	2,137,946
116,763	CB Richard Ellis Group, Inc., Class A*	2,590,971
186,506	Developers Diversified Realty Corp. REIT	2,536,481
51,392	Macerich Co. (The) REIT	2,500,735
84,911	Protective Life Corp.	2,340,996
28,339	SL Green Realty Corp. REIT	2,061,946
116,034	XL Group PLC (Ireland)	2,659,499
		20,814,650
	Health Care - 8.1%
48,298	Alexion Pharmaceuticals, Inc.*	4,048,338
79,911	Edwards Lifesciences Corp.*	6,735,698
317,196	Health Management Associates, Inc., Class A*	2,886,484
80,352	Henry Schein, Inc.*	5,275,912
12,118	Mettler-Toledo International, Inc.*	1,807,885
34,088	Perrigo Co.	2,479,561
97,555	SXC Health Solutions Corp. (Canada)*	4,693,371
		27,927,249
	Industrials - 22.7%
140,307	AMETEK, Inc.	5,721,720
48,427	BE Aerospace, Inc.*	1,873,641
95,395	C.H. Robinson Worldwide, Inc.	7,354,001
53,942	CSX Corp.	3,808,305
54,543	Danaher Corp.	2,512,251
33,076	Deere & Co.	3,006,608
54,844	Donaldson Co., Inc.	3,213,858
37,014	Flowserve Corp.	4,626,380
45,595	Gardner Denver, Inc.	3,289,223
24,141	Goodrich Corp.	2,187,657
48,534	IDEX Corp.	1,924,859
179,722	J.B. Hunt Transport Services, Inc.	7,368,602
62,251	Kirby Corp.*	2,909,612
42,105	Norfolk Southern Corp.	2,576,405
69,660	PACCAR, Inc.	3,935,093
37,890	Precision Castparts Corp.	5,417,891
51,235	Roper Industries, Inc.	3,980,447
28,923	Union Pacific Corp.	2,736,984
19,926	W.W. Grainger, Inc.	2,619,671
30,202	WABCO Holdings, Inc.*	1,763,797
177,821	Waste Connections, Inc.	5,151,474
		77,978,479
	Information Technology - 14.7%
54,189	Amphenol Corp., Class A	2,998,819
31,949	Apple, Inc.*	10,840,935
157,167	Atmel Corp.*	2,128,041
452,508	Cypress Semiconductor Corp.*	9,796,798
28,301	F5 Networks, Inc.*	3,067,263
31,185	FactSet Research Systems, Inc.	3,143,448
129,135	JDS Uniphase Corp.*	2,191,421
36,678	Rovi Corp.*	2,265,233
40,695	Salesforce.com, Inc.*	5,255,352
51,526	SanDisk Corp.*	2,337,735
83,929	Skyworks Solutions, Inc.*	2,666,424
124,658	Vishay Intertechnology, Inc.*	2,056,857
58,030	Western Digital Corp.*	1,974,181
		50,722,507
	Materials - 10.4%
51,276	AptarGroup, Inc.	2,464,325
75,736	Ball Corp.	5,387,102
22,577	Cliffs Natural Resources, Inc.	1,929,430
35,598	Domtar Corp.	3,130,132
42,378	FMC Corp.	3,223,271
18,319	Freeport-McMoRan Copper & Gold, Inc.	1,992,191
124,479	Huntsman Corp.	2,167,179
32,910	International Flavors & Fragrances, Inc.	1,877,516
27,492	Lubrizol Corp. (The)	2,954,290
29,250	Sherwin-Williams Co. (The)	2,478,352
48,242	Sigma-Aldrich Corp.	3,070,603
50,796	Valspar Corp. (The)	1,898,247
24,222	Walter Energy, Inc.	3,155,400
		35,728,038

	Telecommunication Services - 2.9%
195,195	American Tower Corp., Class A*	$9,927,618

	Utilities - 4.0%
70,107	Energen Corp.	3,918,982
26,615	National Fuel Gas Co.	1,818,869
45,225	ONEOK, Inc.	2,663,300
58,485	PG&E Corp.	2,706,686
84,455	UGI Corp.	2,647,664
		13,755,501
	Total Common Stocks and Other Equity Interests (Cost $291,515,698)	344,223,877

	Money Market Fund - 0.1%
431,459	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $431,459)	431,459

	Total Investments (Cost $291,947,157)(a)-100.1%	344,655,336
	Liabilities in excess of other assets-(0.1%)	(337,371)
	Net Assets-100.0%	$344,317,965

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $292,047,461. The net unrealized appreciation was $52,607,875 which consisted of aggregate gross unrealized appreciation of $54,004,104 and aggregate gross unrealized depreciation of $1,396,229.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.0%
	Diversified Financial Services - 6.4%
689,059	Brait SA (South Africa)	$2,197,695
1,622,453	Intermediate Capital Group PLC (United Kingdom)	8,830,602
61,776	Partners Group Holding AG (Switzerland)	10,762,232
		21,790,529
	Electric - 1.2%
184,281	Otter Tail Corp.	4,177,650

	Exchange-Traded Funds - 11.0%
981,144	Financial Select Sector SPDR Fund	16,090,762
167,382	SPDR S&P 500 ETF Trust	21,537,042
		37,627,804
	Food - 2.7%
528,595	Hakon Invest AB (Sweden)	9,083,589

	Holding Companies-Diversified - 20.6%
112,012	Ackermans & van Haaren NV (Belgium)	9,616,451
187,760	Compass Diversified Holdings	3,242,615
117,504	Hal Trust (Netherlands)*	15,787,594
408,221	Latour Investment AB, Class B (Sweden)	7,554,652
572,685	Leucadia National Corp.	18,623,716
105,387	Schouw & Co. (Denmark)	2,422,690
127,926	Wendel (France)	12,789,180
		70,036,898
	Internet - 0.5%
96,025	Safeguard Scientifics, Inc.*	1,579,611

	Investment Companies - 33.7%
379,799	AP Alternative Assets LP (United Kingdom)	3,665,060
752,739	Apollo Investment Corp.	8,878,557
1,973,768	ARC Capital Holdings Ltd. (Cayman Islands)*	2,348,784
755,920	Ares Capital Corp.	12,691,897
299,483	BlackRock Kelso Capital Corp.	3,444,054
159,663	Candover Investments PLC (United Kingdom)*	1,666,148
16,064	Capital Southwest Corp.	1,567,043
1,160,000	China Merchants China Direct Investments Ltd. (Hong Kong)	2,443,280
1,658,417	DeA Capital SpA (Italy)*	2,862,574
129,261	Electra Private Equity PLC (United Kingdom)*	3,316,843
271,948	Fifth Street Finance Corp.	3,584,275
143,077	Gladstone Capital Corp.	1,508,032
93,121	Golub Capital BDC, Inc.	1,501,111
159,145	Hercules Technology Growth Capital, Inc.	1,671,022
162,050	HgCapital Trust PLC (United Kingdom)	2,504,789
402,642	Hosken Consolidated Investments Ltd. (South Africa)	4,542,340
233,105	JZ Capital Partners Ltd. (Guernsey)	1,474,835
91,473	Kayne Anderson Energy Development Co.	1,614,498
1,917,860	Macquarie Korea Infrastructure Fund (South Korea)	8,209,871
92,471	Main Street Capital Corp.	1,806,883
360,664	MCG Capital Corp.	2,452,515
114,609	MVC Capital, Inc.	1,595,357
179,687	NGP Capital Resources Co.	1,633,355
204,624	PennantPark Investment Corp.	2,475,950
386,115	Prospect Capital Corp.	4,421,017
453,941	Ratos AB, Class B (Sweden)	17,076,837
407,837	RHJ International (Belgium)*	3,539,383
167,040	Solar Capital Ltd.	3,967,200
1,280,397	SVG Capital PLC (United Kingdom)*	4,583,709
149,342	TICC Capital Corp.	1,835,413
		114,882,632
	Private Equity - 22.0%
2,943,331	3i Group PLC (United Kingdom)	14,614,893
195,057	Altamir Amboise (France)*	1,732,901
1,209,335	American Capital Ltd.*	9,880,267
89,866	Deutsche Beteiligungs AG (Germany)*	2,562,689
143,305	Dinamia Capital Privado Sociedad de Capital Riesgo SA (Spain)	1,675,898
169,503	Eurazeo (France)	12,509,472
92,656	Gimv NV (Belgium)	4,927,544
742,398	GP Investments Ltd. BDR (Bermuda)*	3,016,886
290,560	Jafco Co. Ltd. (Japan)	8,178,096
13,443,000	K1 Ventures Ltd. (Singapore)	1,575,352
358,997	Onex Corp. (Canada)	11,556,814
99,370	Paris Orleans et Cie SA (France)	2,520,370
		74,751,182
	Water - 0.9%
104,248	Pico Holdings, Inc.*	3,229,603

	Total Common Stocks and Other Equity Interests (Cost $280,227,017)	337,159,498

	Money Market Fund - 0.2%
707,704	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $707,704)	707,704

	Total Investments (Cost $280,934,721)(a)-99.2%	337,867,202
	Other assets less liabilities-0.8%	2,650,501
	Net Assets-100.0%	$340,517,703

Investment Abbreviations:

BDR - Brazilian Depositary Receipt

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

* Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	11.5%

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $303,073,717. The net unrealized appreciation was $34,793,485 which consisted of aggregate gross unrealized appreciation of $58,685,066 and aggregate gross unrealized depreciation of $23,891,581.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Bermuda - 0.6%
66,574	China Yuchai International Ltd.	$1,890,702
59,964	Global Sources Ltd.*	593,044
		2,483,746
	British Virgin Islands - 1.5%
82,974	Camelot Information Systems, Inc. ADR*	1,858,618
22,720	China Ceramics Co. Ltd.*	173,581
81,147	China Gerui Advanced Materials Group Ltd.*	475,521
43,963	Duoyuan Global Water, Inc. ADR*	463,810
97,262	Hollysys Automation Technologies Ltd.*	1,561,055
23,700	Kingtone Wirelessinfo Solution Holding Ltd. ADR*	68,967
41,114	Origin Agritech Ltd.*	400,039
154,293	Renesola Ltd. ADR*	1,630,877
16,784	Tianli Agritech, Inc.*	85,766
		6,718,234
	Canada - 0.7%
295,136	Silvercorp Metals, Inc.	3,128,442

	Cayman Islands - 13.4%
38,428	3SBio, Inc. ADR*	618,307
88,817	7 Days Group Holdings Ltd. ADR*	1,616,469
25,603	Actions Semiconductor Co. Ltd. ADR*	60,679
126,472	Ambow Education Holding Ltd. ADR*	1,339,338
35,035	AutoChina International Ltd.*	972,922
82,996	AutoNavi Holdings Ltd. ADR*	1,357,815
62,953	CDC Corp., Class A*	200,191
46,059	Changyou.com Ltd. ADR*	1,583,048
34,888	Charm Communications, Inc. ADR*	357,602
64,894	ChemSpec International Ltd. ADR	489,950
131,735	China Cord Blood Corp.*	439,995
103,686	China Digital TV Holding Co. Ltd. ADR	695,733
61,153	China Distance Education Holdings Ltd. ADR*	266,016
40,488	China GrenTech Corp. Ltd. ADR*	124,298
91,277	China Hydroelectric Corp. ADR*	658,107
40,735	China Kanghui Holdings, Inc. ADR*	652,575
107,633	China Lodging Group Ltd. ADR*	2,155,889
46,922	China Mass Media Corp. ADR*	105,105
57,641	China Medical Technologies, Inc. ADR*	707,831
222,324	China Ming Yang Wind Power Group Ltd. ADR*	2,052,051
185,713	China Nepstar Chain Drugstore Ltd. ADR	761,423
45,952	China New Borun Corp. ADR*	639,652
35,161	China Nuokang Bio-Pharmaceutical, Inc. ADR*	140,292
256,533	China Real Estate Information Corp. ADR*	1,923,997
93,523	China Techfaith Wireless Communication Technology Ltd. ADR*	375,962
41,455	ChinaCache International Holdings Ltd. ADR*	915,326
89,718	CNinsure, Inc. ADR	1,513,543
87,813	Concord Medical Services Holdings Ltd. ADR*	634,888
44,694	Country Style Cooking Restaurant Chain Co. Ltd. ADR*	1,045,840
62,777	Daqo New Energy Corp. ADR*	824,890
143,315	E-House China Holdings Ltd. ADR	2,055,137
107,028	Funtalk China Holdings Ltd.*	638,957
45,708	Global Education & Technology Group Ltd. ADR*	411,372
52,934	hiSoft Technology International Ltd. ADR*	1,594,372
81,714	IFM Investments Ltd. ADR*	396,313
38,822	JinkoSolar Holding Co. Ltd. ADR*	1,013,642
39,305	Ku6 Media Co. Ltd. ADR*	180,803
101,564	Longtop Financial Technologies Ltd. ADR*	3,341,456
102,380	Mecox Lane Ltd. ADR*	584,590
67,197	New Oriental Education & Technology Group, Inc. ADR*	6,629,656
70,753	Noah Education Holdings Ltd. ADR*	140,091
18,060	Perfect World Co. Ltd. ADR*	419,353
976,490	Semiconductor Manufacturing International Corp. ADR*	3,769,251
254,592	Shanda Games Ltd. ADR*	1,519,914
33,305	ShangPharma Corp. ADR*	436,962
8,490	SouFun Holdings Ltd. ADR*	655,088
79,045	Spreadtrum Communications, Inc. ADR*	1,699,468
66,543	TAL Education Group ADR*	865,059
141,023	Trina Solar Ltd. ADR*	3,676,470
14,384	Tri-Tech Holding, Inc.*	182,389
79,001	Vanceinfo Technologies, Inc. ADR*	2,757,135
124,873	WuXi PharmaTech Cayman, Inc. ADR*	2,130,333
119,560	Xueda Education Group ADR*	1,195,600
		61,523,145
	China - 61.9%
50,331	51job, Inc. ADR*	2,718,377
52,908	Acorn International, Inc. ADR	255,017
91,728	AgFeed Industries, Inc.*	231,155
110,689	Agria Corp. ADR*	204,775
117,166	Airmedia Group, Inc. ADR*	795,557
878,423	Aluminum Corp. of China Ltd. ADR*	21,740,969
140,387	American Oriental Bioengineering, Inc.*	324,294
40,014	ATA, Inc. ADR*	167,259
262,057	Baidu, Inc. ADR*	28,467,252
76,354	BMP Sunstone Corp.*	758,959
76,302	Canadian Solar, Inc.*	1,069,754
402,232	China Eastern Airlines Corp. Ltd. ADR*	9,492,675
39,304	China Finance Online Co. Ltd. ADR*	223,640
324,057	China Life Insurance Co. Ltd. ADR	18,889,283
212,430	China Petroleum and Chemical Corp. ADR	23,414,035
159,503	China Security & Surveillance Technology, Inc.*	760,829
350,562	China Southern Airlines Co. Ltd. ADR*	8,970,882
79,575	China Sunergy Co. Ltd. ADR*	350,926
385,139	China Telecom Corp. Ltd. ADR	22,754,012
29,120	ChinaEdu Corp. ADR*	228,301
263,775	Ctrip.com International Ltd. ADR*	10,856,979
21,157	eLong, Inc. ADR*	356,495
255,339	Focus Media Holding Ltd. ADR*	6,360,494
97,672	General Steel Holdings, Inc.*	250,040
404,502	Giant Interactive Group, Inc. ADR	2,815,334

	China (continued)
253,072	Guangshen Railway Co. Ltd. ADR	$5,167,730
30,045	Gushan Environmental Energy Ltd. ADR*	165,247
71,724	Home Inns & Hotels Management, Inc. ADR*	2,419,251
537,685	Huaneng Power International, Inc. ADR	12,033,390
300,074	JA Solar Holdings Co. Ltd. ADR*	2,070,511
29,341	Jinpan International Ltd.	315,122
60,880	KongZhong Corp. ADR*	427,986
234,776	LDK Solar Co. Ltd. ADR*	2,937,048
75,162	Linktone Ltd. ADR*	111,991
203,438	Mindray Medical International Ltd. ADR	5,321,938
230,982	NetEase.com, Inc. ADR*	9,317,814
63,489	Ninetowns Internet Technology Group Co. Ltd. ADR*	89,519
198,149	PetroChina Co. Ltd. ADR	27,596,211
94,113	Qiao Xing Mobile Communication Co. Ltd.*	419,744
157,376	Qiao Xing Universal Resources, Inc.*	385,571
120,455	Shanda Interactive Entertainment Ltd. ADR*	4,800,132
107,738	Simcere Pharmaceutical Group ADR*	1,381,201
108,635	SINA Corp.*	9,261,134
128,445	Sinopec Shanghai Petrochemical Co. Ltd. ADR	7,808,172
96,621	Sinovac Biotech Ltd.*	448,321
131,137	Solarfun Power Holdings Co. Ltd. ADR*	1,112,042
321,805	Suntech Power Holdings Co. Ltd. ADR*	2,732,124
44,860	The9 Ltd. ADR*	337,347
60,446	Tongjitang Chinese Medicines Co. ADR*	269,589
65,934	Vimicro International Corp. ADR*	216,923
128,868	VisionChina Media, Inc. ADR*	560,576
183,804	WSP Holdings Ltd. ADR*	251,811
137,375	Xinyuan Real Estate Co. Ltd. ADR*	332,447
670,503	Yanzhou Coal Mining Co. Ltd. ADR	19,565,278
265,121	Yingli Green Energy Holding Co. Ltd. ADR*	3,070,101
31,406	Yucheng Technologies Ltd.*	117,773
		283,501,337
	Hong Kong - 13.9%
434,565	China Mobile Ltd. ADR	21,354,524
37,729	China Natural Resources, Inc.*	468,217
1,373,451	China Unicom Ltd. ADR	22,607,003
84,472	CNOOC Ltd. ADR	18,808,536
80,034	Nam Tai Electronics, Inc.*	517,020
		63,755,300
	United States - 8.0%
135,983	Advanced Battery Technologies, Inc.*	507,217
60,714	American Lorain Corp.*	175,463
15,796	Andatee China Marine Fuel Services Corp.*	76,453
83,055	Aoxing Pharmaceutical Co., Inc.*	178,568
81,034	A-Power Energy Generation Systems Ltd.*	468,377
133,756	AsiaInfo-Linkage, Inc.*	2,870,404
48,011	Biostar Pharmaceuticals, Inc.*	118,587
30,484	China Advanced Construction Materials Group, Inc.*	132,910
37,100	China Agritech, Inc.*	401,051
32,332	China Auto Logistics, Inc.*	96,349
48,439	China Automotive Systems, Inc.*	649,567
113,638	China BAK Battery, Inc.*	230,685
43,253	China Biologic Products, Inc.*	690,750
55,833	China Education Alliance, Inc.*	126,183
38,877	China Electric Motor, Inc.*	172,614
49,305	China Fire & Security Group, Inc.*	283,011
47,959	China Green Agriculture, Inc.*	389,907
58,387	China Housing & Land Development, Inc.*	151,806
92,988	China Information Technology, Inc.*	418,446
60,432	China Integrated Energy, Inc.*	368,031
24,117	China Jo-Jo Drugstores, Inc.*	105,632
51,160	China Marine Food Group Ltd.*	202,594
65,707	China MediaExpress Holdings, Inc.*	1,172,213
38,089	China Natural Gas, Inc.*	197,682
52,884	China North East Petroleum Holdings Ltd.*	283,987
65,727	China Nutrifruit Group Ltd.*	190,608
77,517	China Pharma Holdings, Inc.*	209,296
83,178	China Precision Steel, Inc.*	136,412
69,269	China Recycling Energy Corp.*	207,807
39,047	China Ritar Power Corp.*	99,960
49,971	China Shen Zhou Mining & Resources, Inc.*	282,836
29,994	China Sky One Medical, Inc.*	158,368
45,119	China TransInfo Technology Corp.*	206,645
61,886	China Valves Technology, Inc.*	451,768
32,973	China Wind Systems, Inc.*	130,243
84,897	China XD Plastics Co. Ltd.*	549,284
34,925	China Yida Holding Co.*	333,185
39,566	China-Biotics, Inc.*	574,103
88,920	ChinaCast Education Corp.*	670,457
30,510	ChinaNet Online Holdings, Inc.*	119,599
26,436	Chindex International, Inc.*	413,459
63,105	Cogo Group, Inc.*	552,800
60,003	Deer Consumer Products, Inc.*	675,634
54,595	Duoyuan Printing, Inc.*	123,931
39,830	Feihe International, Inc.*	379,182
49,354	Fuqi International, Inc.*	247,757
67,520	Fushi Copperweld, Inc.*	650,893
35,727	Guanwei Recycling Corp.*	106,824
61,881	Gulf Resources, Inc.*	590,964
55,750	Harbin Electric, Inc.*	1,064,825
31,966	HQ Sustainable Maritime Industries, Inc.*	138,093
22,387	Jiangbo Pharmaceuticals, Inc.*	128,278
32,620	Jingwei International Ltd.*	120,042
41,409	Kandi Technolgies Corp.*	172,468
75,638	Kingold Jewelry, Inc.*	205,735
55,615	L&L Energy, Inc.*	472,727
52,097	Lihua International, Inc.*	556,917
173,174	Longwei Petroleum Investment Holding Ltd.*	438,130
22,090	New Energy Systems Group*	146,898
85,688	NIVS IntelliMedia Technology Group, Inc.*	178,231
32,760	Orient Paper, Inc.*	173,628
53,159	Puda Coal, Inc.*	657,577
53,120	QKL Stores, Inc.*	175,296
95,619	ShengdaTech, Inc.*	398,731
47,319	Shengkai Innovations, Inc.*	255,996
30,008	Sino Clean Energy, Inc.*	204,054
37,282	SinoCoking Coal And Coke Chemical Industries, Inc.*	425,760
51,014	Sinohub, Inc.*	138,758
45,715	Skypeople Fruit Juice, Inc.*	236,347
11,848	Skystar Bio-Pharmaceutical Co. Ltd.*	91,348
67,055	SmartHeat, Inc.*	319,182
67,773	Sohu.com, Inc.*	5,257,829
34,486	SORL Auto Parts, Inc.*	261,059
16,542	Subaye, Inc.*	159,465
72,696	Sutor Technology Group Ltd.*	145,392
102,357	Synutra International, Inc.*	1,209,860
18,859	Telestone Technologies Corp.*	155,398

	United States (continued)
49,715	Tianyin Pharmaceutical Co., Inc.	$132,739
127,425	Tiens Biotech Group USA, Inc.*	179,669
35,543	Universal Travel Group*	261,241
267,558	UTStarcom, Inc.*	561,872
43,105	Winner Medical Group, Inc.*	243,543
60,486	Wonder Auto Technology, Inc.*	440,943
88,194	Yongye International, Inc.*	626,177
34,829	Yuhe International, Inc.*	313,461
62,897	Zhongpin, Inc.*	1,188,753
23,355	Zoom Technologies, Inc.*	95,522
20,813	ZST Digital Networks, Inc.*	118,842
		36,581,288
	Total Common Stocks and Other Equity Interests (Cost $416,784,288)	457,691,492

	Money Market Fund - 0.1%
554,787	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $554,787)	554,787

	Total Investments (Cost $417,339,075)(a)-100.1%	458,246,279
	Liabilities in excess of other assets-(0.1%)	(541,478)
	Net Assets-100.0%	$457,704,801

Investment Abbreviations:

ADR        - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $460,159,568. The net unrealized depreciation was $1,913,289 which consisted of aggregate gross unrealized appreciation of $82,500,340 and aggregate gross unrealized depreciation of $84,413,629.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Auto Manufacturers - 3.5%
18,276	Toyota Motor Corp. ADR (Japan)	$1,501,922

	Biotechnology - 3.7%
441,747	Nanosphere, Inc.*	1,616,794

	Chemicals - 11.2%
15,681	Air Products & Chemicals, Inc.	1,368,167
28,710	E.I. du Pont de Nemours & Co.	1,455,023
500,398	ShengdaTech, Inc.*	2,086,660
		4,909,850
	Commercial Services - 5.2%
780,388	Altair Nanotechnologies, Inc. (Canada)*	2,255,321

	Computers - 7.2%
33,850	Hewlett-Packard Co.	1,546,606
9,819	International Business Machines Corp.	1,590,678
		3,137,284
	Electrical Components & Equipment - 10.0%
215,914	A123 Systems, Inc.*	1,956,181
628,708	Ener1, Inc.*	2,420,526
		4,376,707
	Electronics - 10.7%
78,920	FEI Co.*	2,150,570
43,806	NVE Corp.*	2,544,253
		4,694,823
	Energy-Alternate Sources - 5.2%
432,697	Headwaters, Inc.*	2,275,986

	Investment Companies - 6.2%
533,037	Harris & Harris Group, Inc.*	2,713,158

	Miscellaneous Manufacturing - 6.9%
16,491	3M Co.	1,449,889
78,073	General Electric Co.	1,572,390
		3,022,279
	Pharmaceuticals - 16.7%
825,576	BioDelivery Sciences International, Inc.*	2,732,657
417,980	Elan Corp. PLC ADR (Ireland)*	2,821,365
289,094	Flamel Technologies SA ADR (France)*	1,763,473
		7,317,495
	Semiconductors - 8.9%
68,502	Intel Corp.	1,470,053
56,250	Veeco Instruments, Inc.*	2,433,375
		3,903,428
	Software - 4.7%
247,980	Accelrys, Inc.*	2,038,396

	Total Common Stocks and Other Equity Interests (Cost $41,022,409)	43,763,443

	Money Market Fund - 0.2%
87,916	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $87,916)	87,916

	Total Investments (Cost $41,110,325)(a)-100.3%	43,851,359
	Liabilities in excess of other assets-(0.3%)	(112,605)
	Net Assets-100.0%	$43,738,754

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $48,326,210. The net unrealized depreciation was $4,474,851 which consisted of aggregate gross unrealized appreciation of $7,012,152 and aggregate gross unrealized depreciation of $11,487,003.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace/Defense - 2.3%
5,668	General Dynamics Corp.	$427,367

	Banks - 1.9%
7,729	JPMorgan Chase & Co.	347,341

	Beverages - 3.5%
3,091	Diageo PLC ADR (United Kingdom)	237,389
3,607	Molson Coors Brewing Co., Class B	169,060
3,864	PepsiCo, Inc.	248,494
		654,943
	Biotechnology - 1.1%
3,864	Amgen, Inc.*	212,829

	Building Materials - 1.1%
21,177	Cemex SAB de CV ADR (Mexico)*	200,546

	Commercial Services - 15.3%
10,047	Apollo Group, Inc., Class A*	414,640
9,017	Automatic Data Processing, Inc.	431,914
15,457	CoreLogic, Inc.*	309,913
4,122	Corporate Executive Board Co. (The)	160,181
2,576	MasterCard, Inc., Class A	609,250
18,034	Paychex, Inc.	577,088
18,807	Western Union Co. (The)	381,406
		2,884,392
	Computers - 0.7%
10,305	Dell, Inc.*	135,614

	Cosmetics/Personal Care - 1.3%
3,864	Procter & Gamble Co. (The)	243,934

	Distribution/Wholesale - 0.8%
2,576	Fastenal Co.	149,563

	Diversified Financial Services - 4.3%
6,441	American Express Co.	279,411
25,762	Discover Financial Services	530,439
		809,850
	Electric - 3.0%
13,396	Exelon Corp.	569,464

	Entertainment - 3.2%
10,305	International Game Technology	176,937
14,427	International Speedway Corp., Class A	417,373
		594,310
	Food - 1.9%
12,108	Sysco Corp.	352,827

	Healthcare-Products - 4.2%
6,698	Johnson & Johnson	400,339
6,441	Zimmer Holdings, Inc.*	381,050
		781,389
	Insurance - 6.9%
12,881	Berkshire Hathaway, Inc., Class B*	1,053,022
15,457	First American Financial Corp.	239,738
		1,292,760
	Internet - 2.7%
17,003	eBay, Inc.*	516,211

	Mining - 6.4%
10,305	Compass Minerals International, Inc.	946,720
6,183	Vulcan Materials Co.	263,149
		1,209,869
	Miscellaneous Manufacturing - 1.2%
2,576	3M Co.	226,482

	Oil & Gas - 3.2%
7,523	Exxon Mobil Corp.	606,956

	Pharmaceuticals - 5.2%
9,532	Novartis AG ADR (Switzerland)	532,457
24,217	Pfizer, Inc.	441,234
		973,691
	Pipelines - 4.1%
7,705	Kinder Morgan Management LLC*	493,736
7,729	TransCanada Corp. (Canada)	282,418
		776,154
	Real Estate - 7.9%
54,101	St. Joe Co. (The)*	1,482,908

	Retail - 10.9%
18,034	CarMax, Inc.*	588,810
7,729	Home Depot, Inc. (The)	284,195
20,610	Lowe’s Cos., Inc.	511,128
5,668	Walgreen Co.	229,214
7,729	Wal-Mart Stores, Inc.	433,365
		2,046,712
	Software - 3.9%
12,881	Autodesk, Inc.*	523,999
7,729	Microsoft Corp.	214,287
		738,286
	Telecommunications - 1.5%
12,881	Cisco Systems, Inc.*	272,433

	Textiles - 1.5%
10,305	Cintas Corp.	289,158

	Total Common Stocks and Other Equity Interests (Cost $15,845,418)	18,795,989

	Money Market Fund - 0.4%
83,597	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $83,597)	83,597

	Total Investments (Cost $15,929,015)(a)-100.4%	18,879,586
	Liabilities in excess of other assets-(0.4%)	(75,595)
	Net Assets-100.0%	$18,803,991

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $15,931,242. The net unrealized appreciation was $2,948,344 which consisted of aggregate gross unrealized appreciation of $2,992,325 and aggregate gross unrealized depreciation of $43,981.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) - 101.1%
	Consumer Discretionary - 10.4%
1,025	Abercrombie & Fitch Co., Class A	$51,670
4,133	Amazon.com, Inc.*	701,122
1,480	Apollo Group, Inc., Class A*	61,080
741	AutoNation, Inc.*	21,274
320	AutoZone, Inc.*	81,130
3,016	Bed Bath & Beyond, Inc.*	144,768
3,847	Best Buy Co., Inc.	130,798
881	Big Lots, Inc.*	28,007
2,800	Cablevision Systems Corp., Class A	94,780
2,627	CarMax, Inc.*	85,772
5,019	Carnival Corp.	224,399
7,932	CBS Corp., Class B	157,292
3,453	Coach, Inc.	186,773
32,505	Comcast Corp., Class A	739,489
3,272	D.R. Horton, Inc.	40,540
1,612	Darden Restaurants, Inc.	75,941
725	DeVry, Inc.	37,780
9,712	DIRECTV, Class A*	411,692
3,312	Discovery Communications, Inc., Class A*	129,168
2,363	Expedia, Inc.	59,453
1,472	Family Dollar Stores, Inc.	62,531
43,650	Ford Motor Co.*	696,217
1,780	Fortune Brands, Inc.	109,790
1,765	GameStop Corp., Class A*	37,189
2,787	Gannett Co., Inc.	41,080
5,128	Gap, Inc. (The)	98,817
1,841	Genuine Parts Co.	95,272
2,836	Goodyear Tire & Rubber Co. (The)*	33,692
3,601	H&R Block, Inc.	45,085
2,752	Harley-Davidson, Inc.	109,117
814	Harman International Industries, Inc.*	35,262
1,592	Hasbro, Inc.	70,191
19,094	Home Depot, Inc. (The)	702,086
3,481	International Game Technology	59,769
5,707	Interpublic Group of Cos., Inc. (The)*	61,008
2,756	J.C. Penney Co., Inc.	88,385
7,859	Johnson Controls, Inc.	301,707
3,404	Kohl’s Corp.*	172,855
1,711	Leggett & Platt, Inc.	38,549
1,860	Lennar Corp., Class A	36,010
3,087	Limited Brands, Inc.	90,264
16,075	Lowe’s Cos., Inc.	398,660
4,930	Macy’s, Inc.	114,129
3,359	Marriott International, Inc., Class A	132,647
4,185	Mattel, Inc.	99,101
12,310	McDonald’s Corp.	906,878
3,576	McGraw-Hill Cos., Inc. (The)	139,392
506	Netflix, Inc.*	108,324
3,391	Newell Rubbermaid, Inc.	65,277
26,604	News Corp., Class A	399,592
4,452	NIKE, Inc., Class B	367,201
1,967	Nordstrom, Inc.	81,001
3,512	Omnicom Group, Inc.	157,619
1,628	O’Reilly Automotive, Inc.*	92,519
752	Polo Ralph Lauren Corp.	80,599
575	Priceline.com, Inc.*	246,399
3,923	Pulte Group, Inc.*	30,952
1,331	RadioShack Corp.	20,165
1,405	Ross Stores, Inc.	91,606
1,053	Scripps Networks Interactive, Inc., Class A	48,965
514	Sears Holdings Corp.*	38,740
1,937	Stanley Black & Decker, Inc.	140,781
8,424	Staples, Inc.	187,939
8,637	Starbucks Corp.	272,325
2,227	Starwood Hotels & Resorts Worldwide, Inc.	131,326
8,252	Target Corp.	452,457
1,472	Tiffany & Co.	85,567
4,147	Time Warner Cable, Inc.	281,291
12,923	Time Warner, Inc.	406,428
4,611	TJX Cos., Inc. (The)	218,515
1,501	Urban Outfitters, Inc.*	50,764
1,012	VF Corp.	83,713
7,043	Viacom, Inc., Class B*	292,637
22,063	Walt Disney Co. (The)	857,589
67	Washington Post Co. (The), Class B	28,699
887	Whirlpool Corp.	75,839
2,041	Wyndham Worldwide Corp.	57,413
880	Wynn Resorts Ltd.	102,370
5,457	Yum! Brands, Inc.	255,169
		14,048,392
	Consumer Staples - 10.3%
24,324	Altria Group, Inc.	571,857
7,444	Archer-Daniels-Midland Co.	243,195
5,000	Avon Products, Inc.	141,550
1,214	Brown-Forman Corp., Class B	80,549
2,238	Campbell Soup Co.	76,405
1,625	Clorox Co. (The)	102,196
27,055	Coca-Cola Co. (The)	1,700,407
3,952	Coca-Cola Enterprises, Inc.	99,432
5,623	Colgate-Palmolive Co.	431,678
5,123	ConAgra Foods, Inc.	114,397
2,082	Constellation Brands, Inc., Class A*	40,016
5,039	Costco Wholesale Corp.	362,002
15,828	CVS Caremark Corp.	541,318
2,123	Dean Foods Co.*	21,548
2,648	Dr Pepper Snapple Group, Inc.	93,819
1,327	Estee Lauder Cos., Inc. (The), Class A	106,823
7,462	General Mills, Inc.	259,528
3,738	H.J. Heinz Co.	177,555
1,806	Hershey Co. (The)	84,322
810	Hormel Foods Corp.	40,014
1,394	J.M. Smucker Co. (The)	86,651
2,961	Kellogg Co.	148,938
4,752	Kimberly-Clark Corp.	307,597
20,350	Kraft Foods, Inc., Class A	622,100
7,430	Kroger Co. (The)	159,002
1,740	Lorillard, Inc.	130,918
1,552	McCormick & Co., Inc.	68,598
2,381	Mead Johnson Nutrition Co.	138,027
1,849	Molson Coors Brewing Co., Class B	86,663
18,466	PepsiCo, Inc.	1,187,548
21,139	Philip Morris International, Inc.	1,209,996

	Consumer Staples (continued)
32,610	Procter & Gamble Co. (The)	$2,058,669
3,938	Reynolds American, Inc.	125,268
4,350	Safeway, Inc.	90,001
7,449	Sara Lee Corp.	126,410
2,478	SUPERVALU, Inc.	18,065
6,818	Sysco Corp.	198,677
3,479	Tyson Foods, Inc., Class A	57,230
10,787	Walgreen Co.	436,226
22,826	Wal-Mart Stores, Inc.	1,279,854
1,718	Whole Foods Market, Inc.	88,838
		13,913,887
	Energy - 12.8%
5,775	Anadarko Petroleum Corp.	445,137
4,451	Apache Corp.	531,271
5,026	Baker Hughes, Inc.	344,331
1,217	Cabot Oil & Gas Corp.	50,664
2,827	Cameron International Corp.*	150,679
7,622	Chesapeake Energy Corp.	225,078
23,446	Chevron Corp.	2,225,729
17,115	ConocoPhillips	1,223,038
2,628	CONSOL Energy, Inc.	130,612
4,667	Denbury Resources, Inc.*	94,973
5,034	Devon Energy Corp.	446,465
814	Diamond Offshore Drilling, Inc.	58,372
8,204	El Paso Corp.	130,280
2,960	EOG Resources, Inc.	314,914
1,738	EQT Corp.	83,754
58,747	Exxon Mobil Corp.	4,739,708
1,396	FMC Technologies, Inc.*	131,224
10,595	Halliburton Co.	476,775
1,234	Helmerich & Payne, Inc.	72,473
3,498	Hess Corp.	294,252
8,268	Marathon Oil Corp.	377,848
1,194	Massey Energy Co.	75,055
2,238	Murphy Oil Corp.	148,379
3,330	Nabors Industries Ltd. (Bermuda)*	81,252
4,890	National Oilwell Varco, Inc.	361,371
1,561	Newfield Exploration Co.*	114,218
2,988	Noble Corp. (Switzerland)	114,291
2,039	Noble Energy, Inc.	185,753
9,467	Occidental Petroleum Corp.	915,270
3,138	Peabody Energy Corp.	199,012
1,352	Pioneer Natural Resources Co.	128,656
2,049	QEP Resources, Inc.	83,271
1,865	Range Resources Corp.	93,008
1,476	Rowan Cos., Inc.*	50,597
15,897	Schlumberger Ltd.	1,414,674
4,037	Southwestern Energy Co.*	159,462
7,552	Spectra Energy Corp.	198,089
1,407	Sunoco, Inc.	59,727
1,671	Tesoro Corp.	32,167
6,593	Valero Energy Corp.	167,198
6,814	Williams Cos., Inc. (The)	183,910
		17,312,937
	Financials - 16.3%
3,953	ACE Ltd.	243,465
5,490	Aflac, Inc.	316,114
6,270	Allstate Corp. (The)	195,248
12,203	American Express Co.	529,366
1,676	American International Group, Inc.*	67,627
2,886	Ameriprise Financial, Inc.	177,922
3,844	Aon Corp.	175,825
1,363	Apartment Investment & Management Co., Class A REIT	34,838
1,241	Assurant, Inc.	48,684
992	AvalonBay Communities, Inc. REIT	115,003
117,494	Bank of America Corp.	1,613,193
14,451	Bank of New York Mellon Corp. (The)	451,305
8,083	BB&T Corp.	223,414
20,163	Berkshire Hathaway, Inc., Class B*	1,648,325
1,633	Boston Properties, Inc. REIT	154,106
5,320	Capital One Financial Corp.	256,211
3,394	CB Richard Ellis Group, Inc., Class A*	75,313
11,555	Charles Schwab Corp. (The)	208,568
3,551	Chubb Corp. (The)	205,709
1,898	Cincinnati Financial Corp.	60,812
338,449	Citigroup, Inc.*	1,631,324
781	CME Group, Inc.	240,985
2,060	Comerica, Inc.	78,692
6,342	Discover Financial Services	130,582
2,320	E*TRADE Financial Corp.*	38,419
3,313	Equity Residential REIT	179,531
1,071	Federated Investors, Inc., Class B	29,003
10,688	Fifth Third Bancorp	158,931
3,043	First Horizon National Corp.	34,477
1,698	Franklin Resources, Inc.	204,864
5,710	Genworth Financial, Inc., Class A*	77,485
5,953	Goldman Sachs Group, Inc. (The)	974,030
5,182	Hartford Financial Services Group, Inc. (The)	143,956
4,246	HCP, Inc. REIT	157,484
1,695	Health Care REIT, Inc. REIT	83,191
7,756	Host Hotels & Resorts, Inc. REIT	143,564
6,145	Hudson City Bancorp, Inc.	67,472
10,070	Huntington Bancshares, Inc.	72,907
851	IntercontinentalExchange, Inc.*	102,537
5,383	Invesco Ltd.(~)	133,175
2,142	Janus Capital Group, Inc.	27,653
45,542	JPMorgan Chase & Co.	2,046,657
10,276	KeyCorp	91,456
4,737	Kimco Realty Corp. REIT	85,692
1,785	Legg Mason, Inc.	59,137
2,300	Leucadia National Corp.	74,796
3,695	Lincoln National Corp.	106,564
3,684	Loews Corp.	147,544
1,392	M&T Bank Corp.	120,366
6,335	Marsh & McLennan Cos., Inc.	176,620
6,162	Marshall & Ilsley Corp.	43,072
10,562	MetLife, Inc.	483,423
2,375	Moody’s Corp.	69,754
17,623	Morgan Stanley	518,116
1,733	NASDAQ OMX Group, Inc. (The)*	42,424
2,822	Northern Trust Corp.	146,688
3,044	NYSE Euronext	96,830
4,303	People’s United Financial, Inc.	55,552
1,884	Plum Creek Timber Co., Inc. REIT	78,883
6,125	PNC Financial Services Group, Inc.	367,500
3,733	Principal Financial Group, Inc.	122,330
7,733	Progressive Corp. (The)	153,191
6,639	ProLogis REIT	99,054
5,656	Prudential Financial, Inc.	347,900
1,625	Public Storage REIT	177,092
14,661	Regions Financial Corp.	104,093
3,410	Simon Property Group, Inc. REIT	345,944

	Financials (continued)
5,668	SLM Corp.*	$81,676
5,847	State Street Corp.	273,172
5,828	SunTrust Banks, Inc.	177,346
2,990	T. Rowe Price Group, Inc.	197,101
936	Torchmark Corp.	58,313
5,346	Travelers Cos., Inc. (The)	300,766
22,346	U.S. Bancorp	603,342
3,700	Unum Group	92,278
1,835	Ventas, Inc. REIT	101,769
1,893	Vornado Realty Trust REIT	166,754
61,147	Wells Fargo & Co.	1,982,386
6,242	Weyerhaeuser Co.	144,690
3,775	XL Group PLC (Ireland)	86,523
2,078	Zions Bancorp	48,999
		21,987,103
	Health Care - 10.8%
18,007	Abbott Laboratories	813,196
4,664	Aetna, Inc.	153,632
4,032	Agilent Technologies, Inc.*	168,659
3,583	Allergan, Inc.	252,996
3,226	AmerisourceBergen Corp.	115,684
11,007	Amgen, Inc.*	606,266
6,789	Baxter International, Inc.	329,199
2,679	Becton, Dickinson and Co.	222,223
2,774	Biogen Idec, Inc.*	181,614
17,712	Boston Scientific Corp.*	123,630
19,940	Bristol-Myers Squibb Co.	502,089
1,087	C.R. Bard, Inc.	102,558
4,064	Cardinal Health, Inc.	168,697
2,604	CareFusion Corp.*	67,001
5,482	Celgene Corp.*	282,487
877	Cephalon, Inc.*	51,813
835	Cerner Corp.*	82,540
3,154	CIGNA Corp.	132,531
1,729	Coventry Health Care, Inc.*	51,818
1,133	DaVita, Inc.*	83,672
1,658	DENTSPLY International, Inc.	58,826
11,825	Eli Lilly & Co.	411,155
6,140	Express Scripts, Inc.*	345,866
3,333	Forest Laboratories, Inc.*	107,523
3,014	Genzyme Corp.*	221,077
9,458	Gilead Sciences, Inc.*	362,998
1,951	Hospira, Inc.*	107,754
1,963	Humana, Inc.*	113,795
455	Intuitive Surgical, Inc.*	146,924
31,994	Johnson & Johnson	1,912,281
1,189	Laboratory Corp. of America Holdings*	106,903
2,175	Life Technologies Corp.*	118,081
2,948	McKesson Corp.	221,601
4,942	Medco Health Solutions, Inc.*	301,561
12,583	Medtronic, Inc.	482,180
35,896	Merck & Co., Inc.	1,190,670
5,076	Mylan, Inc.*	117,560
1,127	Patterson Cos., Inc.	37,259
1,376	PerkinElmer, Inc.	35,198
93,318	Pfizer, Inc.	1,700,254
1,650	Quest Diagnostics, Inc.	93,967
3,996	St. Jude Medical, Inc.*	161,838
3,979	Stryker Corp.	229,031
5,668	Tenet Healthcare Corp.*	37,692
4,632	Thermo Fisher Scientific, Inc.*	265,275
12,815	UnitedHealth Group, Inc.	526,056
1,387	Varian Medical Systems, Inc.*	93,720
1,068	Waters Corp.*	81,584
1,465	Watson Pharmaceuticals, Inc.*	79,872
4,584	WellPoint, Inc.*	284,758
2,300	Zimmer Holdings, Inc.*	136,068
		14,581,632
	Industrials - 11.3%
8,329	3M Co.	732,286
1,259	Avery Dennison Corp.	52,991
8,545	Boeing Co. (The)	593,707
1,935	C.H. Robinson Worldwide, Inc.	149,169
7,393	Caterpillar, Inc.	717,195
1,472	Cintas Corp.	41,304
4,360	CSX Corp.	307,816
2,305	Cummins, Inc.	244,053
6,246	Danaher Corp.	287,691
4,935	Deere & Co.	448,592
2,176	Dover Corp.	139,482
578	Dun & Bradstreet Corp. (The)	49,101
1,963	Eaton Corp.	211,925
8,772	Emerson Electric Co.	516,495
1,442	Equifax, Inc.	51,508
2,476	Expeditors International of Washington, Inc.	125,459
1,723	Fastenal Co.	100,037
3,663	FedEx Corp.	330,842
652	Flowserve Corp.	81,493
2,085	Fluor Corp.	144,261
4,403	General Dynamics Corp.	331,986
124,136	General Electric Co.	2,500,099
1,466	Goodrich Corp.	132,849
9,089	Honeywell International, Inc.	509,075
5,779	Illinois Tool Works, Inc.	309,119
3,778	Ingersoll-Rand PLC (Ireland)	178,322
2,337	Iron Mountain, Inc.	56,999
2,137	ITT Corp.	125,912
1,475	Jacobs Engineering Group, Inc.*	75,771
1,323	L-3 Communications Holdings, Inc.	103,525
3,440	Lockheed Martin Corp.	273,824
4,181	Masco Corp.	55,691
4,234	Norfolk Southern Corp.	259,078
3,399	Northrop Grumman Corp.	235,551
4,250	PACCAR, Inc.	240,083
1,348	Pall Corp.	74,693
1,877	Parker Hannifin Corp.	167,823
2,370	Pitney Bowes, Inc.	57,544
1,661	Precision Castparts Corp.	237,506
2,512	Quanta Services, Inc.*	59,610
2,406	R.R. Donnelley & Sons Co.	42,634
4,248	Raytheon Co.	212,358
3,587	Republic Services, Inc.	110,623
1,720	Robert Half International, Inc.	53,939
1,651	Rockwell Automation, Inc.	133,748
1,832	Rockwell Collins, Inc.	117,505
1,102	Roper Industries, Inc.	85,614
602	Ryder System, Inc.	28,944
681	Snap-On, Inc.	38,565
8,719	Southwest Airlines Co.	103,320
997	Stericycle, Inc.*	78,255
3,208	Textron, Inc.	84,338
5,699	Tyco International Ltd. (Switzerland)	255,486
5,745	Union Pacific Corp.	543,649
11,521	United Parcel Service, Inc., Class B	825,134

	Industrials (continued)
10,758	United Technologies Corp.	$874,625
679	W.W. Grainger, Inc.	89,268
5,545	Waste Management, Inc.	209,989
		15,198,461
	Information Technology - 19.2%
5,929	Adobe Systems, Inc.*	195,953
6,684	Advanced Micro Devices, Inc.*	52,336
2,125	Akamai Technologies, Inc.*	102,680
3,645	Altera Corp.	136,943
2,037	Amphenol Corp., Class A	112,728
3,481	Analog Devices, Inc.	135,167
10,690	Apple, Inc.*	3,627,331
15,563	Applied Materials, Inc.	244,183
2,647	Autodesk, Inc.*	107,680
5,745	Automatic Data Processing, Inc.	275,186
2,075	BMC Software, Inc.*	98,977
5,309	Broadcom Corp., Class A	239,383
4,477	CA, Inc.	106,553
64,578	Cisco Systems, Inc.*	1,365,825
2,188	Citrix Systems, Inc.*	138,238
3,533	Cognizant Technology Solutions Corp., Class A*	257,732
1,803	Computer Sciences Corp.	96,082
2,556	Compuware Corp.*	27,400
18,210	Corning, Inc.	404,444
19,564	Dell, Inc.*	257,462
13,369	eBay, Inc.*	405,883
3,874	Electronic Arts, Inc.*	60,396
24,008	EMC Corp.*	597,559
944	F5 Networks, Inc.*	102,311
3,091	Fidelity National Information Services, Inc.	94,059
630	First Solar, Inc.*	97,385
1,732	Fiserv, Inc.*	106,986
1,854	FLIR Systems, Inc.*	57,548
2,904	Google, Inc., Class A*	1,743,445
1,495	Harris Corp.	69,577
26,423	Hewlett-Packard Co.	1,207,267
64,983	Intel Corp.	1,394,535
14,474	International Business Machines Corp.	2,344,788
3,260	Intuit, Inc.*	152,992
2,287	Jabil Circuit, Inc.	46,220
2,600	JDS Uniphase Corp.*	44,122
6,093	Juniper Networks, Inc.*	226,172
1,951	KLA-Tencor Corp.	86,000
918	Lexmark International, Inc., Class A*	31,983
2,627	Linear Technology Corp.	91,393
7,196	LSI Corp.*	44,543
1,127	MasterCard, Inc., Class A	266,547
1,799	McAfee, Inc.*	86,172
2,652	MEMC Electronic Materials, Inc.*	29,411
2,180	Microchip Technology, Inc.	79,505
9,998	Micron Technology, Inc.*	105,379
87,715	Microsoft Corp.	2,431,898
1,609	Molex, Inc.	42,075
1,516	Monster Worldwide, Inc.*	25,241
3,419	Motorola Mobility Holdings, Inc.*	95,288
3,907	Motorola Solutions, Inc.*	151,474
2,794	National Semiconductor Corp.	42,357
4,210	NetApp, Inc.*	230,413
4,103	Novell, Inc.*	24,700
1,054	Novellus Systems, Inc.*	38,018
6,768	NVIDIA Corp.*	161,891
45,099	Oracle Corp.	1,444,521
3,758	Paychex, Inc.	120,256
18,848	QUALCOMM, Inc.	1,020,242
2,226	Red Hat, Inc.*	91,978
3,425	SAIC, Inc.*	56,752
1,376	Salesforce.com, Inc.*	177,697
2,734	SanDisk Corp.*	124,042
9,041	Symantec Corp.*	159,212
4,302	Tellabs, Inc.	22,801
1,956	Teradata Corp.*	84,088
2,114	Teradyne, Inc.*	35,262
13,678	Texas Instruments, Inc.	463,821
1,904	Total System Services, Inc.	33,149
2,005	VeriSign, Inc.	67,468
5,680	Visa, Inc., Class A	396,748
2,681	Western Digital Corp.*	91,208
7,639	Western Union Co. (The)	154,919
16,163	Xerox Corp.	171,651
3,021	Xilinx, Inc.	97,276
15,184	Yahoo!, Inc.*	244,766
		25,855,673
	Materials - 3.7%
2,500	Air Products & Chemicals, Inc.	218,125
872	Airgas, Inc.	54,648
1,284	AK Steel Holding Corp.	20,416
11,900	Alcoa, Inc.	197,183
1,150	Allegheny Technologies, Inc.	74,969
1,031	Ball Corp.	73,335
1,262	Bemis Co., Inc.	41,078
833	CF Industries Holdings, Inc.	112,488
1,580	Cliffs Natural Resources, Inc.	135,027
13,520	Dow Chemical Co. (The)	479,690
10,636	E.I. du Pont de Nemours & Co.	539,032
839	Eastman Chemical Co.	77,910
2,705	Ecolab, Inc.	134,411
844	FMC Corp.	64,195
5,485	Freeport-McMoRan Copper & Gold, Inc.	596,494
935	International Flavors & Fragrances, Inc.	53,342
5,095	International Paper Co.	147,144
1,966	MeadWestvaco Corp.	56,287
6,248	Monsanto Co.	458,478
5,743	Newmont Mining Corp.	316,267
3,676	Nucor Corp.	168,765
1,909	Owens-Illinois, Inc.*	56,296
1,898	PPG Industries, Inc.	159,963
3,569	Praxair, Inc.	332,060
1,860	Sealed Air Corp.	49,643
1,047	Sherwin-Williams Co. (The)	88,712
1,416	Sigma-Aldrich Corp.	90,128
1,053	Titanium Metals Corp.*	19,849
1,676	United States Steel Corp.	96,655
1,496	Vulcan Materials Co.	63,670
		4,976,260
	Telecommunication Services - 3.0%
4,652	American Tower Corp., Class A*	236,601
68,852	AT&T, Inc.	1,894,807
3,530	CenturyLink, Inc.	152,637
11,602	Frontier Communications Corp.	106,390
3,060	MetroPCS Communications, Inc.*	39,566
20,300	Qwest Communications International, Inc.	144,739
34,799	Sprint Nextel Corp.*	157,292
32,935	Verizon Communications, Inc.	1,173,145

	Telecommunication Services (continued)
5,645	Windstream Corp.	$72,312
		3,977,489
	Utilities - 3.3%
7,727	AES Corp. (The)*	95,815
1,986	Allegheny Energy, Inc.	51,199
2,798	Ameren Corp.	79,379
5,593	American Electric Power Co., Inc.	199,558
4,935	CenterPoint Energy, Inc.	79,700
2,856	CMS Energy Corp.	55,692
3,388	Consolidated Edison, Inc.	169,095
2,333	Constellation Energy Group, Inc.	75,239
6,762	Dominion Resources, Inc.	294,417
1,976	DTE Energy Co.	91,410
15,428	Duke Energy Corp.	275,853
3,793	Edison International	137,610
2,111	Entergy Corp.	152,351
7,707	Exelon Corp.	327,625
3,550	FirstEnergy Corp.	138,876
906	Integrys Energy Group, Inc.	43,117
4,844	NextEra Energy, Inc.	258,960
532	Nicor, Inc.	26,850
3,250	NiSource, Inc.	60,515
2,058	Northeast Utilities	67,749
2,888	NRG Energy, Inc.*	59,926
1,241	ONEOK, Inc.	73,083
2,623	Pepco Holdings, Inc.	48,709
4,565	PG&E Corp.	211,268
1,268	Pinnacle West Capital Corp.	51,620
5,630	PPL Corp.	145,198
3,410	Progress Energy, Inc.	153,177
5,895	Public Service Enterprise Group, Inc.	191,175
1,324	SCANA Corp.	55,966
2,796	Sempra Energy	145,588
9,773	Southern Co.	367,660
2,503	TECO Energy, Inc.	46,080
1,362	Wisconsin Energy Corp.	82,115
5,360	Xcel Energy, Inc.	126,335
		4,438,910
	Total Investments (Cost $105,104,692)(a)-101.1%	136,290,744
	Liabilities in excess of other assets-(1.1%)	(1,526,674)
	Net Assets-100.0%	$134,764,070

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written.

(~) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. For the nine months ended January 31, 2011.

	Value April 30, 2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2011	Dividend Income
Invesco Ltd.	$156,056	$28,154	$(65,971)	$2,128	$12,808	$133,175	$2,313

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $105,104,692. The net unrealized appreciation was $31,186,052 which consisted of aggregate gross unrealized appreciation of $32,107,191 and aggregate gross unrealized depreciation of $921,139.

The following written option contracts were open at January 31, 2011:

	Contract Month	Strike Price	Number of Contracts	Premium Received	Value	Unrealized Appreciation
Call Option S&P 500 Index	Feb-11	$1,290	1,060	$1,748,901	$1,526,400	$222,501

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 High Quality Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.0%
18,894	Darden Restaurants, Inc.	$890,096
30,265	Family Dollar Stores, Inc.	1,285,657
42,728	Gap, Inc. (The)	823,369
17,052	Genuine Parts Co.	882,441
11,790	Harley-Davidson, Inc.	467,474
9,800	Hasbro, Inc.	432,082
24,303	Home Depot, Inc. (The)	893,621
21,562	Johnson Controls, Inc.	827,765
17,442	Lowe’s Cos., Inc.	432,562
10,410	Marriott International, Inc., Class A	411,091
11,771	McDonald’s Corp.	867,170
30,706	News Corp., Class A	461,204
15,557	NIKE, Inc., Class B	1,283,141
10,359	Nordstrom, Inc.	426,584
29,180	Omnicom Group, Inc.	1,309,598
3,965	Polo Ralph Lauren Corp.	424,969
20,488	Ross Stores, Inc.	1,335,818
23,753	Target Corp.	1,302,377
7,265	Tiffany & Co.	422,314
28,455	TJX Cos., Inc. (The)	1,348,482
10,385	VF Corp.	859,047
22,197	Walt Disney Co. (The)	862,797
18,226	Yum! Brands, Inc.	852,248
		19,101,907
	Consumer Staples - 23.4%
36,095	Altria Group, Inc.	848,594
26,024	Archer-Daniels-Midland Co.	850,204
30,165	Avon Products, Inc.	853,971
12,872	Brown-Forman Corp., Class B	854,057
12,475	Campbell Soup Co.	425,897
13,629	Clorox Co. (The)	857,128
20,720	Coca-Cola Co. (The)	1,302,252
16,702	Colgate-Palmolive Co.	1,282,213
18,867	ConAgra Foods, Inc.	421,300
6,014	Costco Wholesale Corp.	432,046
37,294	CVS Caremark Corp.	1,275,455
24,358	General Mills, Inc.	847,171
25,966	Hormel Foods Corp.	1,282,720
20,630	J.M. Smucker Co. (The)	1,282,361
25,646	Kellogg Co.	1,289,994
13,699	Kimberly-Clark Corp.	886,736
13,911	Kraft Foods, Inc., Class A	425,259
28,470	McCormick & Co., Inc.	1,258,374
9,138	Molson Coors Brewing Co., Class B	428,298
19,589	PepsiCo, Inc.	1,259,769
19,962	Procter & Gamble Co. (The)	1,260,201
42,957	Sysco Corp.	1,251,767
31,569	Walgreen Co.	1,276,650
23,863	Wal-Mart Stores, Inc.	1,337,998
		23,490,415
	Energy - 2.7%
3,471	Apache Corp.	414,299
4,699	Chevron Corp.	446,076
16,808	Exxon Mobil Corp.	1,356,069
4,483	Occidental Petroleum Corp.	433,416
		2,649,860
	Financials - 8.9%
15,118	Aflac, Inc.	870,494
9,431	American Express Co.	409,117
3,876	AvalonBay Communities, Inc. REIT	449,345
9,014	Capital One Financial Corp.	434,114
15,210	Chubb Corp. (The)	881,115
27,125	Cincinnati Financial Corp.	869,085
16,301	Federated Investors, Inc., Class B	441,431
2,494	Goldman Sachs Group, Inc. (The)	408,068
9,264	Health Care REIT, Inc. REIT	454,677
66,117	Hudson City Bancorp, Inc.	725,965
24,117	Kimco Realty Corp. REIT	436,276
7,806	Northern Trust Corp.	405,756
8,723	State Street Corp.	407,539
6,442	T. Rowe Price Group, Inc.	424,657
14,166	Torchmark Corp.	882,542
13,315	Wells Fargo & Co.	431,672
		8,931,853
	Health Care - 9.9%
18,595	Abbott Laboratories	839,750
12,311	AmerisourceBergen Corp.	441,472
17,331	Baxter International, Inc.	840,380
10,545	Becton, Dickinson and Co.	874,708
9,559	C.R. Bard, Inc.	901,892
12,017	DENTSPLY International, Inc.	426,363
20,911	Johnson & Johnson	1,249,851
5,881	McKesson Corp.	442,075
23,446	Medtronic, Inc.	898,451
19,128	Mylan, Inc.*	443,005
22,624	Stryker Corp.	1,302,237
32,087	UnitedHealth Group, Inc.	1,317,171
		9,977,355
	Industrials - 20.4%
14,848	3M Co.	1,305,436
16,584	C.H. Robinson Worldwide, Inc.	1,278,460
13,918	Caterpillar, Inc.	1,350,185
15,034	Cintas Corp.	421,854
27,746	Danaher Corp.	1,277,981
4,874	Deere & Co.	443,047
7,317	Dover Corp.	469,020
4,189	Eaton Corp.	452,244
14,995	Emerson Electric Co.	882,905
24,040	Expeditors International of Washington, Inc.	1,218,107
14,561	Fastenal Co.	845,412
18,125	General Dynamics Corp.	1,366,625
23,169	General Electric Co.	466,624
15,587	Illinois Tool Works, Inc.	833,749
7,355	ITT Corp.	433,356
11,494	L-3 Communications Holdings, Inc.	899,405
6,667	Norfolk Southern Corp.	407,954
9,726	Parker Hannifin Corp.	869,602
14,027	Rockwell Collins, Inc.	899,692
11,571	Roper Industries, Inc.	898,951
8,841	Union Pacific Corp.	836,624
16,543	United Technologies Corp.	1,344,946

	Industrials (continued)
9,630	W.W. Grainger, Inc.	$1,266,056
		20,468,235
	Information Technology - 4.4%
17,892	Automatic Data Processing, Inc.	857,027
9,020	Harris Corp.	419,791
5,815	International Business Machines Corp.	942,030
12,158	Linear Technology Corp.	422,977
13,942	Oracle Corp.	446,562
26,968	Paychex, Inc.	862,976
26,572	Total System Services, Inc.	462,618
		4,413,981
	Materials - 7.0%
9,828	Air Products & Chemicals, Inc.	857,493
6,840	Airgas, Inc.	428,663
6,247	Ball Corp.	444,349
26,788	Ecolab, Inc.	1,331,096
7,795	International Flavors & Fragrances, Inc.	444,705
14,067	Praxair, Inc.	1,308,794
10,351	Sherwin-Williams Co. (The)	877,040
20,305	Sigma-Aldrich Corp.	1,292,413
		6,984,553
	Utilities - 4.3%
11,928	Entergy Corp.	860,844
11,295	FirstEnergy Corp.	441,860
16,105	NextEra Energy, Inc.	860,973
7,552	ONEOK, Inc.	444,737
16,996	PPL Corp.	438,327
8,325	Sempra Energy	433,483
11,326	Southern Co.	426,084
7,350	Wisconsin Energy Corp.	443,132
		4,349,440
	Total Common Stocks and Other Equity Interests (Cost $88,308,127)	100,367,599

	Money Market Fund - 0.1%
93,546	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $93,546)	93,546

	Total Investments (Cost $88,401,673)(a)-100.1%	100,461,145
	Liabilities in excess of other assets-(0.1%)	(54,087)
	Net Assets-100.0%	$100,407,058

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $88,402,066. The net unrealized appreciation was $12,059,079 which consisted of aggregate gross unrealized appreciation of $12,444,666 and aggregate gross unrealized depreciation of $385,587.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Electronics - 11.6%
1,177,335	Badger Meter, Inc.(~)	$48,258,962
966,976	Itron, Inc.*	56,103,948
984,153	Watts Water Technologies, Inc., Class A	35,399,983
		139,762,893
	Engineering & Construction - 15.9%
2,032,444	Aecom Technology Corp.*	59,489,636
1,357,051	Insituform Technologies, Inc., Class A*	37,332,473
1,056,749	Layne Christensen Co.(~)*	33,372,133
1,368,340	URS Corp.*	60,822,713
		191,016,955
	Environmental Control - 10.8%
2,376,823	Calgon Carbon Corp.*	33,893,496
1,650,029	Energy Recovery, Inc.*	5,643,099
503,192	Met-Pro Corp.	5,459,633
1,141,978	Nalco Holding Co.	34,784,650
2,178,960	Tetra Tech, Inc.*	50,432,029
		130,212,907
	Hand/Machine Tools - 3.1%
914,895	Franklin Electric Co., Inc.	37,583,887

	Machinery-Diversified - 19.4%
413,237	Flowserve Corp.	51,650,493
1,063,818	Gorman-Rupp Co. (The)(~)	33,808,136
928,615	IDEX Corp.	36,828,871
955,713	Lindsay Corp.(~)	62,197,802
629,552	Roper Industries, Inc.	48,909,895
		233,395,197
	Metal Fabricate/Hardware - 9.4%
8,739,654	Mueller Water Products, Inc., Class A(~)	34,958,616
836,280	Northwest Pipe Co.(~)*	18,289,444
645,176	Valmont Industries, Inc.	59,962,657
		113,210,717
	Miscellaneous Manufacturing - 17.8%
650,667	Ameron International Corp.(~)	44,876,503
1,117,022	Danaher Corp.	51,450,033
701,721	ITT Corp.	41,345,401
731,952	Pall Corp.	40,557,460
994,062	Pentair, Inc.	35,955,223
		214,184,620
	Water - 12.0%
493,571	American States Water Co.	16,781,414
668,293	American Water Works Co., Inc.	17,041,472
753,337	Aqua America, Inc.	17,417,151
334,337	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	16,573,085
1,309,500	Consolidated Water Co. Ltd. (Cayman Islands)(~)	14,325,930
1,959,558	Veolia Environnement SA ADR (France)	61,530,121
		143,669,173
	Total Common Stocks and Other Equity Interests (Cost $1,106,800,534)	1,203,036,349

	Money Market Fund - 0.0%
509,740	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $509,740)	509,740

	Total Investments (Cost $1,107,310,274)(a)-100.0%	1,203,546,089
	Liabilities in excess of other assets-(0.0%)	(330,189)
	Net Assets-100.0%	$1,203,215,900

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(~) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the nine months ended January 31, 2011.

	Value April 30, 2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2011	Dividend Income
Ameron International Corp.	$57,586,206	$5,280,324	$(16,176,777)	$3,136,894	$(4,950,144)	$44,876,503	$2,499,265
Badger Meter, Inc.	55,772,802	5,248,237	(11,719,447)	(4,591,581)	3,548,952	48,258,962	486,081
Consolidated Water Co. Ltd. (Cayman Island)	18,519,265	1,227,116	(1,286,369)	(3,018,407)	(1,115,675)	14,325,930	288,021
Gorman-Rupp Co. (The)	41,609,621	1,920,447	(14,100,803)	4,426,178	(47,307)	33,808,136	406,004
Layne Christensen Co.	39,022,469	2,576,982	(13,427,245)	4,007,808	1,192,119	33,372,133	—
Lindsay Corp.	42,735,908	3,141,769	(13,233,532)	30,064,242	(510,585)	62,197,802	278,617
Mueller Water Products, Inc. Class A	46,394,068	13,860,852	(14,721,849)	(2,833,457)	(7,740,998)	34,958,616	473,935
Northwest Pipe Co.	20,051,776	861,810	(773,781)	(1,013,592)	(836,769)	18,289,444	—
Total Investments in Affiliates	$321,692,115	$34,117,537	$(85,439,803)	$30,178,085	$(10,460,407)	$290,087,526	$4,431,923

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $1,148,575,504. The net unrealized appreciation was $54,970,585 which consisted of aggregate gross unrealized appreciation of $167,309,497 and aggregate gross unrealized depreciation of $112,338,912.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Manufacturers - 1.7%
379,961	Tesla Motors, Inc.*	$9,157,060

	Auto Parts & Equipment - 3.5%
949,362	Amerigon, Inc.*	10,338,552
336,178	Fuel Systems Solutions, Inc.*	8,750,713
		19,089,265
	Building Materials - 1.7%
4,912,996	Broadwind Energy, Inc.*	9,039,913

	Chemicals - 7.5%
96,493	Air Products & Chemicals, Inc.	8,419,014
288,813	OM Group, Inc.*	10,449,254
206,080	Sociedad Quimica y Minera de Chile SA ADR (Chile)	11,021,159
924,144	Zoltek Cos., Inc.*	10,331,930
		40,221,357
	Commercial Services - 2.5%
564,257	Quanta Services, Inc.*	13,389,819

	Computers - 3.8%
1,063,019	Echelon Corp.*	9,673,473
586,373	Maxwell Technologies, Inc.*	10,554,714
		20,228,187
	Electric - 10.1%
860,072	Ameresco, Inc., Class A*	13,322,515
657,393	Calpine Corp.*	9,380,998
119,665	CPFL Energia SA ADR (Brazil)	9,000,005
235,366	IDACORP, Inc.	8,795,628
359,405	Ormat Technologies, Inc.	11,055,298
2,129,618	U.S. Geothermal, Inc.*	2,640,726
		54,195,170
	Electrical Components & Equipment - 26.8%
1,135,941	A123 Systems, Inc.*	10,291,626
1,082,264	Active Power, Inc.*	2,326,868
2,877,728	Advanced Battery Technologies, Inc.*	10,733,925
353,836	American Superconductor Corp.*	9,649,108
853,915	Canadian Solar, Inc. (China)*	11,971,888
1,354,219	China BAK Battery, Inc.*	2,749,065
1,013,720	China Ming Yang Wind Power Group Ltd. ADS (Cayman Islands)*	9,356,636
2,877,728	Ener1, Inc.*	11,079,253
2,039,243	Energy Conversion Devices, Inc.*	8,320,111
960,270	Power-One, Inc.*	10,274,889
2,255,011	Satcon Technology Corp.*	10,936,803
810,663	SunPower Corp., Class A*	10,895,311
1,299,259	Suntech Power Holdings Co. Ltd. ADR (China)*	11,030,709
349,355	Universal Display Corp.*	11,822,173
1,056,299	Yingli Green Energy Holding Co. Ltd. ADR (China)*	12,231,942
		143,670,307
	Electronics - 2.8%
204,731	Itron, Inc.*	11,878,492
1,211,345	UQM Technologies, Inc.*	3,306,972
		15,185,464
	Energy-Alternate Sources - 12.2%
364,489	Amyris, Inc.*	11,503,273
767,657	Ascent Solar Technologies, Inc.*	2,433,473
1,760,491	Ballard Power Systems, Inc. (Canada)*	2,922,415
381,058	Comverge, Inc.*	2,362,560
81,716	First Solar, Inc.*	12,631,659
4,667,347	FuelCell Energy, Inc.*	8,167,857
1,564,882	JA Solar Holdings Co. Ltd. ADR (China)*	10,797,686
455,299	Ocean Power Technologies, Inc.*	2,476,827
457,865	Trina Solar Ltd. ADR (Cayman Islands)*	11,936,540
		65,232,290
	Food - 1.6%
662,337	Cosan Ltd., Class A (Brazil)	8,597,134

	Metal Fabricate/Hardware - 0.5%
745,972	China Wind Systems, Inc.*	2,946,589

	Mining - 3.7%
217,296	Molycorp, Inc.*	10,171,626
775,485	Rare Element Resources Ltd. (Canada)*	9,771,111
		19,942,737
	Miscellaneous Manufacturing - 4.3%
269,720	Polypore International, Inc.*	12,987,018
551,716	STR Holdings, Inc.*	10,085,368
		23,072,386
	Semiconductors - 17.3%
295,644	Aixtron SE ADR (Germany)	12,269,226
792,367	Applied Materials, Inc.	12,432,238
167,153	Cree, Inc.*	8,439,555
1,266,703	GT Solar International, Inc.*	13,990,735
339,246	International Rectifier Corp.*	10,866,049
1,016,590	MEMC Electronic Materials, Inc.*	11,273,983
1,312,850	Renesola Ltd. ADR (British Virgin Islands)*	13,876,825
532,017	Rubicon Technology, Inc.*	9,581,626
		92,730,237
	Total Common Stocks and Other Equity Interests (Cost $609,028,810)	536,697,915

	Money Market Fund - 0.2%
883,772	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $883,772)	883,772

	Total Investments (Cost $609,912,582)(a)-100.2%	537,581,687
	Liabilities in excess of other assets-(0.2%)	(1,062,066)
	Net Assets-100.0%	$536,519,621

Investment Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $643,239,518. The net unrealized depreciation was $105,657,831 which consisted of aggregate gross unrealized appreciation of $68,816,845 and aggregate gross unrealized depreciation of $174,474,676.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Agriculture - 2.2%
34,815	Andersons, Inc. (The)	$1,350,126

	Auto Manufacturers - 2.0%
58,409	Kandi Technolgies Corp.*	243,274
42,985	Tata Motors Ltd. ADR (India)	1,042,816
		1,286,090
	Auto Parts & Equipment - 7.9%
128,549	Exide Technologies*	1,235,356
33,819	Johnson Controls, Inc.	1,298,311
34,665	Tenneco, Inc.*	1,432,705
65,057	Westport Innovations, Inc. (Canada)*	1,025,949
		4,992,321
	Building Materials - 2.2%
40,917	Owens Corning*	1,369,492

	Chemicals - 4.0%
42,699	Methanex Corp. (Canada)	1,163,975
33,432	Rockwood Holdings, Inc.*	1,357,005
		2,520,980
	Computers - 2.1%
46,568	Telvent GIT SA (Spain)*	1,338,364

	Electric - 7.9%
93,740	Centrais Eletricas Brasileiras SA ADR (Brazil)*	1,277,676
75,487	Companhia Energetica de Minas Gerais ADR (Brazil)	1,247,045
51,571	EnerNOC, Inc.*	1,341,878
53,759	Enersis SA ADR (Chile)	1,116,037
		4,982,636
	Electrical Components & Equipment - 13.3%
54,863	A-Power Energy Generation Systems Ltd.*	317,108
21,492	Emerson Electric Co.	1,265,449
16,585	Energizer Holdings, Inc.*	1,206,393
37,906	EnerSys*	1,244,075
34,696	General Cable Corp.*	1,284,099
65,053	GrafTech International Ltd.*	1,366,113
71,658	Harbin Electric, Inc.*	1,368,668
59,541	SmartHeat, Inc.*	283,415
		8,335,320
	Electronics - 5.7%
75,626	Elster Group SE ADR (Germany)*	1,203,210
40,828	Koninklijke Philips Electronics NV (Netherlands)	1,275,059
32,053	Woodward, Inc.	1,080,987
		3,559,256
	Energy-Alternate Sources - 3.5%
86,912	Clean Energy Fuels Corp.*	1,031,645
70,588	Covanta Holding Corp.	1,194,349
		2,225,994
	Engineering & Construction - 6.3%
38,036	Chicago Bridge & Iron Co. NV (Netherlands)*	1,251,004
37,359	Foster Wheeler AG (Switzerland)*	1,375,185
63,825	McDermott International, Inc.*	1,326,283
		3,952,472
	Environmental Control - 3.0%
221,829	EnergySolutions, Inc.	1,313,228
31,097	Fuel Tech, Inc.*	249,087
256,028	Rentech, Inc.*	314,914
		1,877,229
	Gas - 2.1%
74,424	Questar Corp.	1,297,210

	Hand/Machine Tools - 1.9%
18,012	Regal-Beloit Corp.	1,202,121

	Mining - 6.5%
33,101	Cameco Corp. (Canada)	1,372,698
393,093	Denison Mines Corp. (Canada)*	1,474,099
217,652	USEC, Inc.*	1,207,969
		4,054,766
	Miscellaneous Manufacturing - 15.6%
31,879	A.O. Smith Corp.	1,364,740
21,955	Cooper Industries PLC (Ireland)	1,344,963
12,674	Eaton Corp.	1,368,285
31,714	ESCO Technologies, Inc.	1,150,584
70,593	Hexcel Corp.*	1,342,679
52,994	LSB Industries, Inc.*	1,596,179
18,364	PMFG, Inc.*	300,802
10,358	Siemens AG ADR (Germany)	1,330,071
		9,798,303
	Oil & Gas - 9.1%
50,182	Chesapeake Energy Corp.	1,481,874
28,795	Range Resources Corp.	1,436,007
28,301	Sasol Ltd. ADR (South Africa)	1,381,938
35,491	Southwestern Energy Co.*	1,401,894
		5,701,713
	Semiconductors - 2.0%
29,474	Veeco Instruments, Inc.*	1,275,045

	Telecommunications - 2.6%
74,134	Corning, Inc.	1,646,516

	Total Common Stocks and Other Equity Interests (Cost $50,705,818)	62,765,954

	Money Market Fund - 0.2%
141,356	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $141,356)	141,356

	Total Investments (Cost $50,847,174)(a)-100.1%	62,907,310
	Liabilities in excess of other assets-(0.1%)	(89,047)
	Net Assets-100.0%	$62,818,263

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $52,328,806. The net unrealized appreciation was $10,578,504 which consisted of aggregate gross unrealized appreciation of $13,317,333 and aggregate gross unrealized depreciation of $2,738,829.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback Achievers™ Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.7%
	Consumer Discretionary - 23.4%
2,709	Advance Auto Parts, Inc.	$173,213
2,940	Aeropostale, Inc.*	70,913
6,216	American Eagle Outfitters, Inc.	89,883
8	American Greetings Corp., Class A	174
336	America’s Car-Mart, Inc.*	8,380
4,725	AutoNation, Inc.*	135,655
1,419	AutoZone, Inc.*	359,759
2,478	Big Lots, Inc.*	78,776
252	Blyth, Inc.	8,472
2,625	Brinker International, Inc.	61,766
2,499	Career Education Corp.*	56,078
651	CEC Entertainment, Inc.*	24,054
881	Children’s Place Retail Stores, Inc. (The)*	36,905
8	Choice Hotels International, Inc.	304
9,555	Coach, Inc.	516,830
1,974	Dillard’s, Inc., Class A	78,407
27,339	DIRECTV, Class A*	1,158,900
4,095	Dollar Tree, Inc.*	207,125
4,158	Family Dollar Stores, Inc.	176,632
4,935	GameStop Corp., Class A*	103,980
20,916	Gap, Inc. (The)	403,051
10,017	H&R Block, Inc.	125,413
1,088	ITT Educational Services, Inc.*	71,634
1,638	Jack in the Box, Inc.*	35,938
3,814	Liberty Global, Inc., Class A*	154,696
672	Lincoln Educational Services Corp.	10,147
43,029	Lowe’s Cos., Inc.	1,067,119
4	Mediacom Communications Corp., Class A*	35
5	Netflix, Inc.*	1,071
861	NutriSystem, Inc.	16,325
181	NVR, Inc.*	138,465
819	Papa John’s International, Inc.*	23,505
5	Perry Ellis International, Inc.*	141
313	Pre-Paid Legal Services, Inc.*	20,608
3,738	RadioShack Corp.	56,631
9	Steiner Leisure Ltd.*	399
23,499	Target Corp.	1,288,450
2,184	Tempur-Pedic International, Inc.*	95,310
1,260	Timberland Co. (The), Class A*	33,680
36,687	Time Warner, Inc.	1,153,806
12,621	TJX Cos., Inc. (The)	598,109
8	Universal Technical Institute, Inc.	146
272	Washington Post Co. (The), Class B	116,511
13,986	Wendy’s/Arby’s Group, Inc., Class A	67,552
		8,824,948
	Consumer Staples - 11.8%
11	BJ’s Wholesale Club, Inc.*	483
434	Boston Beer Co., Inc., Class A*	39,064
1,218	Casey’s General Stores, Inc.	51,753
1,365	Central Garden & Pet Co., Class A*	12,940
7,308	Dr Pepper Snapple Group, Inc.	258,922
4,817	Lorillard, Inc.	362,431
1	Philip Morris International, Inc.	57
12,433	Safeway, Inc.	257,239
21,714	Sara Lee Corp.	368,487
30,408	Walgreen Co.	1,229,700
33,285	Wal-Mart Stores, Inc.	1,866,290
		4,447,366
	Energy - 0.0%
9	CARBO Ceramics, Inc.	1,036
5	Contango Oil & Gas Co.*	290
20	Exxon Mobil Corp.	1,614
		2,940
	Financials - 8.0%
588	Abington Bancorp, Inc.	7,303
3,423	American Financial Group, Inc.	111,350
1,590	Arch Capital Group Ltd.*	140,318
1,901	Ashford Hospitality Trust, Inc. REIT*	18,535
2,457	Aspen Insurance Holdings Ltd. (Bermuda)	73,833
3,339	Assurant, Inc.	130,989
9,765	Chubb Corp. (The)	565,686
1,294	Employers Holdings, Inc.	21,726
1,533	Endurance Specialty Holdings Ltd. (Bermuda)	71,269
1,761	Everest Re Group Ltd.	148,417
14	First Mercury Financial Corp.	230
294	FPIC Insurance Group, Inc.*	10,513
1,449	Hanover Insurance Group, Inc. (The)	68,538
417	Infinity Property & Casualty Corp.	24,912
2,960	iStar Financial, Inc. REIT*	23,473
1,308	LaBranche & Co., Inc.*	4,918
5,187	Legg Mason, Inc.	171,845
15	MBIA, Inc.*	161
1,701	Meadowbrook Insurance Group, Inc.	16,143
2,108	Montpelier Re Holdings Ltd. (Bermuda)	41,844
6,279	NASDAQ OMX Group, Inc. (The)*	153,710
1,239	Platinum Underwriters Holdings Ltd. (Bermuda)	54,764
987	ProAssurance Corp.*	57,907
1,766	RenaissanceRe Holdings Ltd. (Bermuda)	115,885
7	Safety Insurance Group, Inc.	333
1,428	StanCorp Financial Group, Inc.	63,703
13,947	Travelers Cos., Inc. (The)	784,658
9	United Financial Bancorp, Inc.	138
4,599	W.R. Berkley Corp.	129,922
16	White Mountains Insurance Group Ltd.	5,440
		3,018,463
	Health Care - 26.1%
12,659	Aetna, Inc.	416,988
10	AmerisourceBergen Corp.	359
31,269	Amgen, Inc.*	1,722,297
10	Assisted Living Concepts, Inc., Class A*	329
7,770	Biogen Idec, Inc.*	508,702
55,104	Bristol-Myers Squibb Co.	1,387,519
1,827	Charles River Laboratories International, Inc.*	70,065
9	CorVel Corp.*	454
9,219	Forest Laboratories, Inc.*	297,405
9	Gen-Probe, Inc.*	566
26,061	Gilead Sciences, Inc.*	1,000,221
2,961	Health Net, Inc.*	84,477
399	ICU Medical, Inc.*	15,585

	Health Care (continued)
273	Kensey Nash Corp.*	$6,607
10	Lincare Holdings, Inc.	271
7	Magellan Health Services, Inc.*	339
987	Maxygen, Inc.*	3,918
8,156	McKesson Corp.	613,087
13,965	Medco Health Solutions, Inc.*	852,144
5	Molina Healthcare, Inc.*	153
1,344	Nabi Biopharmaceuticals*	7,526
1,680	PSS World Medical, Inc.*	40,034
5,203	Quest Diagnostics, Inc.	296,311
1,034	Quidel Corp.*	14,042
420	SonoSite, Inc.*	14,095
10	Synovis Life Technologies, Inc.*	150
33,789	UnitedHealth Group, Inc.	1,387,038
12,174	WellPoint, Inc.*	756,249
6,046	Zimmer Holdings, Inc.*	357,681
		9,854,612
	Industrials - 6.4%
1,596	CBIZ, Inc.*	11,124
4,641	Cintas Corp.	130,226
16	Corrections Corp. of America*	397
1,176	Dycom Industries, Inc.*	18,898
1,449	FTI Consulting, Inc.*	52,845
1	GATX Corp.	33
1	Heartland Express, Inc.	16
19	Hill International, Inc.*	124
11	Innerworkings, Inc.*	69
4,809	KBR, Inc.	154,369
11,595	Lockheed Martin Corp.	922,962
9,487	Northrop Grumman Corp.	657,449
10	Robbins & Myers, Inc.	416
1,680	Ryder System, Inc.	80,774
15	SPX Corp.	1,176
7	Standard Parking Corp.*	126
5	TAL International Group, Inc.	156
19	Thomas & Betts Corp.*	977
1,032	Toro Co. (The)	62,766
987	Tredegar Corp.	18,467
2,341	W.W. Grainger, Inc.	307,771
10	WABCO Holdings, Inc.*	584
		2,421,725
	Information Technology - 22.9%
19	Actuate Corp.*	106
19	Alliance Data Systems Corp.*	1,344
6,153	Amdocs Ltd. (Guernsey)*	179,298
1,932	Benchmark Electronics, Inc.*	36,689
2,163	Brightpoint, Inc.*	19,629
4,095	Broadridge Financial Solutions, Inc.	93,735
7,172	Compuware Corp.*	76,884
1,491	DST Systems, Inc.	70,912
4	EchoStar Corp., Class A*	109
1,470	Electronics for Imaging, Inc.*	22,021
1,176	Fair Isaac Corp.	29,847
9,744	Fidelity National Information Services, Inc.	296,510
2,065	Global Cash Access Holdings, Inc.*	6,298
40,992	Hewlett-Packard Co.	1,872,924
3,289	IAC/InterActiveCorp.*	93,046
4,914	Integrated Device Technology, Inc.*	31,351
11,898	International Business Machines Corp.	1,927,476
1,050	LoopNet, Inc.*	10,784
18,753	LSI Corp.*	116,081
14	Manhattan Associates, Inc.*	413
2	Marchex, Inc., Class B	19
15	Micrel, Inc.	201
306	MicroStrategy, Inc., Class A*	32,546
483	MTS Systems Corp.	18,071
756	Multi-Fineline Electronix, Inc.*	21,848
17	NeuStar, Inc., Class A*	456
2,814	Novellus Systems, Inc.*	101,501
609	Oplink Communications, Inc.*	15,091
13	Perficient, Inc.*	152
3,388	QLogic Corp.*	60,340
17	Quest Software, Inc.*	439
13	RightNow Technologies, Inc.*	337
12,033	SAIC, Inc.*	199,387
14,847	Seagate Technology PLC (Ireland)*	207,858
420	Stamps.com, Inc.	5,342
1,491	Tech Data Corp.*	69,943
1,785	TeleTech Holdings, Inc.*	38,217
38,325	Texas Instruments, Inc.	1,299,601
16	TIBCO Software, Inc.*	352
1,008	Tyler Technologies, Inc.*	20,916
2,730	ValueClick, Inc.*	38,247
5,565	VeriSign, Inc.	187,262
5,124	Vishay Intertechnology, Inc.*	84,546
7	Web.com Group, Inc.*	66
20,727	Western Union Co. (The)	420,344
8,169	Xilinx, Inc.	263,042
42,252	Yahoo!, Inc.*	681,102
4	Zebra Technologies Corp., Class A*	156
		8,652,839
	Materials - 0.9%
2,798	Ball Corp.	199,022
2	CF Industries Holdings, Inc.	270
588	Kaiser Aluminum Corp.	28,053
448	NewMarket Corp.	56,834
2,331	Worthington Industries, Inc.	44,289
		328,468
	Telecommunication Services - 0.1%
1,533	General Communication, Inc., Class A*	18,565
8	Telephone & Data Systems, Inc.	286
7	USA Mobility, Inc.	119
		18,970
	Utilities - 0.1%
3,822	Dynegy, Inc., *	24,040

	Total Common Stocks and Other Equity Interests (Cost $36,954,831)	37,594,371

	Money Market Fund - 0.2%
83,917	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $83,917)	83,917

	Total Investments (Cost $37,038,748)(a)-99.9%	37,678,288
	Other assets less liabilities-0.1%	32,127
	Net Assets-100.0%	$37,710,415

Investment Abbreviations:

REIT      - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $37,097,109. The net unrealized appreciation was $581,179 which consisted of aggregate gross unrealized appreciation of $661,857 and aggregate gross unrealized depreciation of $80,678.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend Achievers™ Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 7.5%
8,256	Family Dollar Stores, Inc.	$350,715
10,291	Genuine Parts Co.	532,559
3,343	John Wiley & Sons, Inc., Class A	153,611
9,499	Leggett & Platt, Inc.	214,012
90,151	Lowe’s Cos., Inc.	2,235,745
1,940	Matthews International Corp., Class A	68,754
69,018	McDonald’s Corp.	5,084,556
20,030	McGraw-Hill Cos., Inc. (The)	780,769
2,360	Meredith Corp.	79,532
2,214	Polaris Industries, Inc.	170,301
7,809	Ross Stores, Inc.	509,147
10,845	Stanley Black & Decker, Inc.	788,215
46,256	Target Corp.	2,536,216
25,857	TJX Cos., Inc. (The)	1,225,363
7,086	VF Corp.	586,154
5	Wolverine World Wide, Inc.	159
		15,315,808
	Consumer Staples - 25.5%
136,390	Altria Group, Inc.	3,206,529
41,737	Archer-Daniels-Midland Co.	1,363,548
28,037	Avon Products, Inc.	793,727
5,805	Brown-Forman Corp., Class B	385,162
2,440	Casey’s General Stores, Inc.	103,676
4,647	Church & Dwight Co., Inc.	319,760
9,109	Clorox Co. (The)	572,865
151,690	Coca-Cola Co. (The)	9,533,717
31,532	Colgate-Palmolive Co.	2,420,712
8,697	Hormel Foods Corp.	429,632
7,753	J.M. Smucker Co. (The)	481,926
26,640	Kimberly-Clark Corp.	1,724,407
1,807	Lancaster Colony Corp.	100,415
7,887	McCormick & Co., Inc.	348,605
103,532	PepsiCo, Inc.	6,658,143
154,926	Procter & Gamble Co. (The)	9,780,478
38,393	Sysco Corp.	1,118,772
2,362	Tootsie Roll Industries, Inc.	65,333
1,554	Universal Corp.	58,881
4,887	Vector Group Ltd.	78,241
60,258	Walgreen Co.	2,436,834
184,032	Wal-Mart Stores, Inc.	10,318,674
		52,300,037
	Energy - 17.5%
3,368	Buckeye Partners LP	217,775
1,510	CARBO Ceramics, Inc.	173,892
109,617	Chevron Corp.	10,405,942
95,970	ConocoPhillips	6,858,016
9	Energy Transfer Partners LP	485
55,002	Enterprise Products Partners LP	2,395,887
16,594	EOG Resources, Inc.	1,765,436
131,253	Exxon Mobil Corp.	10,589,492
6,924	Helmerich & Payne, Inc.	406,647
2	Holly Corp.	98
20,441	Kinder Morgan Energy Partners LP	1,462,962
12,567	Murphy Oil Corp.	833,192
9,224	Plains All American Pipeline LP	603,619
2,986	TC Pipelines LP	154,525
		35,867,968
	Financials - 6.2%
30,786	Aflac, Inc.	1,772,658
9	Arthur J. Gallagher & Co.	267
983	BancFirst Corp.	39,871
4	Bank of Hawaii Corp.	188
1,105	Bank of the Ozarks, Inc.	47,659
9,319	Brown & Brown, Inc.	230,738
19,920	Chubb Corp. (The)	1,153,966
10,631	Cincinnati Financial Corp.	340,617
5,681	Commerce Bancshares, Inc.	233,660
2,137	Community Bank System, Inc.	54,023
976	Community Trust Bancorp, Inc.	28,216
4,370	Corporate Office Properties Trust REIT	159,724
3,981	Cullen/Frost Bankers, Inc.	230,022
7,730	Eaton Vance Corp.	234,219
3,274	Erie Indemnity Co., Class A	217,459
2,047	Essex Property Trust, Inc. REIT	237,452
4,019	Federal Realty Investment Trust REIT	323,248
8	Federated Investors, Inc., Class B	217
851	First Financial Corp.	26,832
14,633	Franklin Resources, Inc.	1,765,472
2,152	Getty Realty Corp. REIT	62,494
1,759	Harleysville Group, Inc.	62,146
7,473	HCC Insurance Holdings, Inc.	226,282
23,837	HCP, Inc. REIT	884,114
5	Home Properties, Inc. REIT	278
34,395	Hudson City Bancorp, Inc.	377,657
5,093	Investors Real Estate Trust REIT	45,531
7	Lakeland Financial Corp.	144
3,544	Mercury General Corp.	150,443
5,454	National Retail Properties, Inc. REIT	135,532
15,627	Old Republic International Corp.	191,118
24,040	People’s United Financial, Inc.	310,356
3,010	Prosperity Bancshares, Inc.	121,755
7,650	Realty Income Corp. REIT	267,444
1,366	RLI Corp.	73,586
6	S.Y. Bancorp, Inc.	146
12,212	SEI Investments Co.	282,708
1,040	Southside Bancshares, Inc.	22,277
3,016	StanCorp Financial Group, Inc.	134,544
16,752	T. Rowe Price Group, Inc.	1,104,292
5,244	Tanger Factory Outlet Centers, Inc. REIT	136,921
4,124	Transatlantic Holdings, Inc.	212,180
2,622	UMB Financial Corp.	106,584
2,832	United Bankshares, Inc.	79,862
802	Universal Health Realty Income Trust REIT	29,153
1,359	Urstadt Biddle Properties, Inc., Class A REIT	26,378
2,555	W.P. Carey & Co. LLC LP	82,399
4,180	Washington REIT	128,242
7	Washington Trust Bancorp, Inc.	140
465	Wesco Financial Corp.	174,742
1,890	Westamerica Bancorp	94,500
3	WSFS Financial Corp.	135
		12,620,591

	Health Care - 10.7%
100,983	Abbott Laboratories	$4,560,392
4,524	Beckman Coulter, Inc.	325,773
14,793	Becton, Dickinson and Co.	1,227,079
6,071	C.R. Bard, Inc.	572,799
22,796	Cardinal Health, Inc.	946,262
9	DENTSPLY International, Inc.	319
165,783	Johnson & Johnson	9,908,850
70,126	Medtronic, Inc.	2,687,228
2,631	Meridian Bioscience, Inc.	57,724
4,100	Owens & Minor, Inc.	121,073
25,942	Stryker Corp.	1,493,222
2,144	West Pharmaceutical Services, Inc.	85,739
		21,986,460
	Industrials - 13.2%
46,699	3M Co.	4,105,776
2,960	A.O. Smith Corp.	126,718
3,394	ABM Industries, Inc.	87,226
963	Badger Meter, Inc.	39,473
3,406	Brady Corp., Class A	111,546
10,845	C.H. Robinson Worldwide, Inc.	836,041
3,963	Carlisle Cos., Inc.	149,445
41,463	Caterpillar, Inc.	4,022,326
9,492	Cintas Corp.	266,345
3,258	CLARCOR, Inc.	140,680
4,995	Donaldson Co., Inc.	292,707
12,202	Dover Corp.	782,148
49,168	Emerson Electric Co.	2,895,012
13,872	Expeditors International of Washington, Inc.	702,894
9,631	Fastenal Co.	559,176
1,500	Franklin Electric Co., Inc.	61,620
24,677	General Dynamics Corp.	1,860,646
1,105	Gorman-Rupp Co. (The)	35,117
3,891	Graco, Inc.	165,290
5,216	Harsco Corp.	168,320
32,397	Illinois Tool Works, Inc.	1,732,916
1,541	McGrath Rentcorp	38,895
2,348	Mine Safety Appliances Co.	73,211
544	NACCO Industries, Inc., Class A	54,536
2,213	Nordson Corp.	204,282
10,539	Parker Hannifin Corp.	942,292
6,395	Pentair, Inc.	231,307
13,284	Pitney Bowes, Inc.	322,535
1,168	Raven Industries, Inc.	55,176
6,184	Roper Industries, Inc.	480,435
1,224	Tennant Co.	49,376
60,323	United Technologies Corp.	4,904,260
1,243	Universal Forest Products, Inc.	45,618
4,512	W.W. Grainger, Inc.	593,193
		27,136,538
	Information Technology - 6.4%
32,220	Automatic Data Processing, Inc.	1,543,338
4,267	Diebold, Inc.	130,826
3,028	FactSet Research Systems, Inc.	305,223
64,618	International Business Machines Corp.	10,468,116
5,563	Jack Henry & Associates, Inc.	164,442
14,725	Linear Technology Corp.	512,283
5	Paychex, Inc.	160
		13,124,388
	Materials - 4.1%
14,009	Air Products & Chemicals, Inc.	1,222,285
5,982	Albemarle Corp.	335,949
4,370	AptarGroup, Inc.	210,022
7,062	Bemis Co., Inc.	229,868
15,165	Ecolab, Inc.	753,549
3,176	H.B. Fuller Co.	72,381
20,625	Nucor Corp.	946,894
10,649	PPG Industries, Inc.	897,498
20,015	Praxair, Inc.	1,862,196
8,494	RPM International, Inc.	199,014
7,042	Sherwin-Williams Co. (The)	596,669
7,924	Sigma-Aldrich Corp.	504,363
6,722	Sonoco Products Co.	238,967
644	Stepan Co.	46,703
6,382	Valspar Corp. (The)	238,495
		8,354,853
	Telecommunication Services - 5.4%
362,182	AT&T, Inc.	9,967,249
981	Atlantic Tele-Network, Inc.	36,640
19,810	CenturyLink, Inc.	856,584
1,530	Shenandoah Telecommunications Co.	25,597
3,664	Telephone & Data Systems, Inc.	130,988
		11,017,058
	Utilities - 3.5%
1,201	American States Water Co.	40,834
8,905	Aqua America, Inc.	205,884
5,921	Atmos Energy Corp.	193,025
2,548	Black Hills Corp.	79,014
1,358	California Water Service Group	49,567
18,980	Consolidated Edison, Inc.	947,292
4,696	Energen Corp.	262,506
8	Integrys Energy Group, Inc.	381
12,293	MDU Resources Group, Inc.	260,980
1,493	MGE Energy, Inc.	60,765
992	Middlesex Water Co.	17,638
5,369	National Fuel Gas Co.	366,918
2,664	New Jersey Resources Corp.	111,781
27,165	NextEra Energy, Inc.	1,452,241
11,500	Northeast Utilities	378,580
1,724	Northwest Natural Gas Co.	76,821
6,767	NSTAR	293,552
4,670	Piedmont Natural Gas Co., Inc.	131,040
31,535	PPL Corp.	813,288
7	Progress Energy, Inc.	314
11,501	Questar Corp.	200,462
8,231	SCANA Corp.	347,924
1,197	SJW Corp.	29,255
1,945	South Jersey Industries, Inc.	101,607
2,292	Suburban Propane Partners LP	130,277
7,216	UGI Corp.	226,222
2,353	Unisource Energy Corp.	84,261
5,267	Vectren Corp.	139,523
3,336	WGL Holdings, Inc.	120,296
		7,122,248
	Total Investments (Cost $181,371,984)(a)-100.0%	204,845,949
	Other assets less liabilities-0.0%	29,920
	Net Assets-100.0%	$204,875,869

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $183,669,853. The net unrealized appreciation was $21,176,096 which consisted of aggregate gross unrealized appreciation of $24,597,268 and aggregate gross unrealized depreciation of $3,421,172.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Preferred Stocks - 96.8%
	Banks - 63.4%
1,401,852	Bank of America Corp., 6.20%, Series D	$31,387,466
1,903,198	Bank of America Corp., 7.25%, Series J	47,218,342
4,785,475	Bank of America Corp., 8.20%	121,981,758
3,271,615	Bank of America Corp., 8.63%, Series MER	86,108,907
696,087	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	16,337,162
723,521	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	18,406,374
2,813,699	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	72,565,297
375,695	Deutsche Bank Capital Funding Trust IX, 6.63%	8,689,825
1,225,793	Deutsche Bank Contingent Capital Trust III, 7.60%	31,478,364
712,157	Deutsche Bank Contingent Capital Trust V, 8.05%	18,523,204
1,391,783	Goldman Sachs Group, Inc. (The), 6.20%, Series B	33,374,956
5,730,641	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	155,128,452
3,493,692	HSBC Holdings PLC, 8.13% (United Kingdom)	93,246,639
1,127,424	HSBC USA, Inc., 6.50%, Series H	27,509,146
2,808,207	JPMorgan Chase & Co., 8.63%, Series J	76,635,969
962,006	National Bank of Greece SA, 9.00% (Greece)	18,999,618
1,549,630	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	27,505,933
417,654	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	6,644,875
657,218	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	10,791,520
324,010	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	5,385,046
2,012,240	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	35,777,627
1,678,406	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	46,961,800
841,117	U.S. Bancorp, 7.88%, Series D	22,735,393
3,095,694	Wells Fargo & Co., 8.00%, Series J	84,852,973
615,000	Zions Bancorp, 9.50%, Series C	15,959,250
		1,114,205,896
	Diversified Financial Services - 7.3%
2,585,499	Credit Suisse Guernsey, 7.90% (Switzerland)	68,877,693
1,507,328	HSBC Finance Corp., 6.36%, Series B	35,181,035
984,029	Repsol International Capital Ltd., 7.45%, Series A	24,768,010
		128,826,738
	Insurance - 26.1%
1,050,690	Aegon NV, 6.38% (Netherlands)	22,631,863
340,622	Aegon NV, 6.50% (Netherlands)	7,333,592
487,656	Aegon NV, 6.88% (Netherlands)	11,108,804
1,891,648	Aegon NV, 7.25% (Netherlands)	44,964,473
403,760	Axis Capital Holdings Ltd., 7.25%, Series A	10,134,376
1,098,142	ING Groep NV, 6.13% (Netherlands)	22,248,357
1,975,407	ING Groep NV, 6.38% (Netherlands)	40,851,417
3,066,922	ING Groep NV, 7.38% (Netherlands)	70,937,906
3,888,104	ING Groep NV, 8.50% (Netherlands)	98,407,912
2,496,152	MetLife, Inc., 6.50%, Series B	61,879,608
555,392	PartnerRe Ltd., 6.75%, Series C	13,879,246
381,948	Principal Financial Group, Inc., 6.52%, Series B	9,338,628
526,568	Prudential PLC, 6.50% (United Kingdom)	12,785,071
539,807	Prudential PLC, 6.75% (United Kingdom)	13,198,281
357,895	RenaissanceRe Holdings Ltd., 6.08%, Series C	8,353,269
464,614	RenaissanceRe Holdings Ltd., 6.60%, Series D	11,383,043
		459,435,846
	Total Preferred Stocks (Cost $1,412,486,989)	1,702,468,480

	Money Market Fund - 0.2%
3,685,649	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,685,649)	3,685,649

	Total Investments (Cost $1,416,172.638)(a)-97.0%	1,706,154,129
	Other assets less liabilities-3.0%	53,350,111
	Net Assets-100.0%	$1,759,504,240

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $1,457,542,175. The net unrealized appreciation was $248,611,954 which consisted of aggregate gross unrealized appreciation of $290,929,613 and aggregate gross unrealized depreciation of $42,317,659.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	26.6%
Netherlands	18.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers™ Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.5%
	Agriculture - 5.1%
232,951	Altria Group, Inc.	$5,476,678
112,266	Universal Corp.	4,253,759
		9,730,437
	Banks - 7.2%
9,502	Arrow Financial Corp.	215,505
10	Bank of Hawaii Corp.	469
118,554	Community Bank System, Inc.	2,997,045
132,129	Community Trust Bancorp, Inc.	3,819,849
137,820	Southside Bancshares, Inc.	2,952,105
131,316	United Bankshares, Inc.	3,703,111
		13,688,084
	Chemicals - 1.9%
12	PPG Industries, Inc.	1,012
153,331	RPM International, Inc.	3,592,545
		3,593,557
	Commercial Services - 1.6%
122,835	McGrath Rentcorp	3,100,355
12	Paychex, Inc.	384
		3,100,739
	Computers - 1.6%
101,791	Diebold, Inc.	3,120,912

	Distribution/Wholesale - 1.6%
57,564	Genuine Parts Co.	2,978,937

	Electric - 20.1%
143,687	Black Hills Corp.	4,455,734
87,524	Consolidated Edison, Inc.	4,368,323
21	Integrys Energy Group, Inc.	999
138,348	MDU Resources Group, Inc.	2,937,128
76,331	MGE Energy, Inc.	3,106,672
65,476	NextEra Energy, Inc.	3,500,347
90,284	Northeast Utilities	2,972,149
86,264	NSTAR	3,742,132
189,440	PPL Corp.	4,885,658
48	Progress Energy, Inc.	2,156
101,992	SCANA Corp.	4,311,202
112,320	Unisource Energy Corp.	4,022,179
		38,304,679
	Environmental Control - 1.6%
97,546	Mine Safety Appliances Co.	3,041,484

	Food - 1.7%
109,541	Sysco Corp.	3,192,025

	Gas - 13.5%
121,720	Atmos Energy Corp.	3,968,072
71,549	New Jersey Resources Corp.	3,002,196
76,158	Northwest Natural Gas Co.	3,393,601
129,605	Piedmont Natural Gas Co., Inc.	3,636,716
166,103	Questar Corp.	2,895,175
188,240	Vectren Corp.	4,986,478
106,358	WGL Holdings, Inc.	3,835,269
		25,717,507
	Healthcare-Products - 3.2%
51,722	Johnson & Johnson	3,091,424
136,395	Meridian Bioscience, Inc.	2,992,506
		6,083,930
	Household Products/Wares - 3.7%
50,230	Clorox Co. (The)	3,158,965
60,325	Kimberly-Clark Corp.	3,904,837
		7,063,802
	Insurance - 9.3%
144,141	Cincinnati Financial Corp.	4,618,278
99,496	Harleysville Group, Inc.	3,515,194
120,035	Mercury General Corp.	5,095,486
362,719	Old Republic International Corp.	4,436,053
		17,665,011
	Iron/Steel - 1.6%
67,654	Nucor Corp.	3,105,995

	Miscellaneous Manufacturing - 2.3%
193,780	Leggett & Platt, Inc.	4,365,863

	Office/Business Equipment - 3.0%
231,971	Pitney Bowes, Inc.	5,632,256

	Oil & Gas - 1.6%
43,714	ConocoPhillips	3,123,802

	Packaging & Containers - 1.6%
85,577	Sonoco Products Co.	3,042,262

	Pharmaceuticals - 1.7%
70,275	Abbott Laboratories	3,173,619
45	Eli Lilly & Co.	1,565
		3,175,184
	Pipelines - 2.7%
119,987	Enterprise Products Partners LP	5,226,634

	Savings & Loans - 4.4%
393,445	Hudson City Bancorp, Inc.	4,320,026
308,213	People’s United Financial, Inc.	3,979,030
		8,299,056
	Telecommunications - 5.9%
189,372	AT&T, Inc.	5,211,518
137,842	CenturyLink, Inc.	5,960,288
		11,171,806
	Textiles - 1.7%
112,423	Cintas Corp.	3,154,589

	Water - 1.9%
204,911	Middlesex Water Co.	3,643,318

	Total Investments (Cost $181,748,556)(a)-100.5%	191,221,869
	Liabilities in excess of other assets-(0.5%)	(953,369)
	Net Assets-100.0%	$190,268,500

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $182,009,819. The net unrealized appreciation was $9,212,050 which consisted of aggregate gross unrealized appreciation of $10,860,566 and aggregate gross unrealized depreciation of $1,648,516.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.5%
	Australia - 0.5%
29,611	BHP Billiton Ltd. ADR	$2,636,267

	Bahamas - 3.9%
485,799	Teekay LNG Partners LP	19,189,061

	Belgium - 1.5%
94,528	Delhaize Group SA ADR	7,505,523

	Bermuda - 3.6%
283,488	Alterra Capital Holdings Ltd.	6,109,166
204,288	Axis Capital Holdings Ltd.	7,268,567
68,438	RenaissanceRe Holdings Ltd.	4,490,902
		17,868,635
	Brazil - 1.8%
407,520	Cia de Bebidas DAS Americas ADR	9,006,192
690	Petroleo Brasileiro SA ADR	25,344
		9,031,536
	Canada - 19.2%
486	Bank of Nova Scotia	27,513
440	Brookfield Asset Management, Inc., Class A	14,357
50,403	Cameco Corp.	2,090,212
66,586	Canadian National Railway Co.	4,521,189
45,008	Canadian Natural Resources Ltd.	2,003,756
69,955	Canadian Pacific Railway Ltd.	4,696,079
173,072	Enbridge, Inc.	10,027,792
72,470	Imperial Oil Ltd.	3,232,887
206,132	Ritchie Bros. Auctioneers, Inc.	5,138,871
292,388	Rogers Communications, Inc., Class B	10,210,189
539,802	Shaw Communications, Inc., Class B	11,395,220
76,604	Suncor Energy, Inc.	3,179,832
142,792	Talisman Energy, Inc.	3,272,793
292,771	Telus Corp.	13,909,550
223,847	Thomson Reuters Corp.	8,956,119
328	Toronto-Dominion Bank (The)	24,564
316,254	TransCanada Corp.	11,555,921
		94,256,844
	Cayman Islands - 2.0%
908,077	Consolidated Water Co. Ltd. (~)	9,934,362

	Chile - 1.2%
113,271	Empresa Nacional de Electricidad SA ADR	5,912,746
192	Sociedad Quimica y Minera de Chile SA ADR	10,268
		5,923,014
	Denmark - 0.5%
21,910	Novo Nordisk AS ADR	2,478,678

	France - 2.6%
370,512	Sanofi-Aventis SA ADR	12,749,318
792	Total SA ADR	46,546
		12,795,864
	Germany - 0.0%
96	Fresenius Medical Care AG & Co. KGaA ADR	5,622

	Hong Kong - 3.0%
190,567	China Mobile Ltd. ADR	9,364,463
23,170	CNOOC Ltd. ADR	5,159,032
		14,523,495
	India - 0.6%
8,478	HDFC Bank Ltd. ADR	1,224,308
27,687	Infosys Technologies Ltd. ADR	1,874,687
		3,098,995
	Ireland - 2.1%
93,482	Accenture PLC, Class A	4,811,519
86,129	Cooper Industries PLC, Class A	5,276,262
800	Willis Group Holdings PLC	30,064
		10,117,845
	Israel - 1.9%
279,283	Partner Communications Co. Ltd. ADR	5,306,377
68,871	Teva Pharmaceutical Industries Ltd. ADR	3,763,800
		9,070,177
	Japan - 2.2%
136,324	Canon, Inc. ADR	6,701,688
37,921	Kyocera Corp. ADR	3,925,203
		10,626,891
	Mexico - 4.0%
42,759	America Movil SAB de CV, Series L ADR	2,436,835
49,193	Coca-Cola Femsa SAB de CV ADR	3,895,102
80	Grupo Aeroportuario del Sureste SAB de CV ADR	4,182
783,293	Telefonos de Mexico SAB de CV, Series L ADR	13,558,802
		19,894,921
	Netherlands - 1.9%
321,046	Unilever NV	9,512,593

	Norway - 2.2%
445,911	Statoil ASA ADR	10,889,147

	Philippines - 3.4%
298,792	Philippine Long Distance Telephone Co. ADR	16,642,714

	Russia - 1.4%
109,320	Lukoil OAO ADR	6,690,384
1,240	Mobile TeleSystems OJSC ADR	23,696
		6,714,080
	Spain - 4.3%
960	Repsol YPF SA ADR	30,470
845,077	Telefonica SA ADR	21,236,785
		21,267,255
	Switzerland - 3.5%
72,935	Noble Corp.	2,789,764
162,954	Novartis AG ADR	9,102,611
83,853	Syngenta AG ADR	5,419,419
		17,311,794
	United Kingdom - 28.3%
56,457	ARM Holdings PLC ADR	1,413,683
303,068	AstraZeneca PLC ADR	14,820,025

	United Kingdom (continued)
78,418	BHP Billiton PLC ADR	$6,015,445
152,751	British American Tobacco PLC ADR	11,321,904
114,604	Diageo PLC ADR	8,801,587
381,619	GlaxoSmithKline PLC ADR	13,864,218
400,713	National Grid PLC ADR	18,048,114
572,962	Pearson PLC ADR	9,545,547
390,323	Prudential PLC ADR	8,454,396
204,645	Royal Dutch Shell PLC, Class A ADR	14,527,749
69,305	Smith & Nephew PLC ADR	3,880,387
332,945	Unilever PLC ADR	9,658,734
473,285	Vodafone Group PLC ADR	13,422,363
90,532	WPP PLC ADR	5,611,173
		139,385,325
	United States - 3.9%
98,993	ACE Ltd.	6,096,979
57,526	Bunge Ltd.	3,915,795
94,622	PartnerRe Ltd.	7,747,649
200	Schlumberger Ltd.	17,798
17,097	Shire PLC ADR	1,355,963
		19,134,184
	Total Investments (Cost $452,568,739)(a)-99.5%	489,814,822
	Other assets less liabilities-0.5%	2,613,450
	Net Assets-100.0%	$492,428,272

Investment Abbreviations:

ADR     - American Depositary Receipt

Notes to Schedule of Investments:

(~) Affiliated Investment. The 1940 Act defines “affiliated” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the nine months ended January 31, 2011.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	April 30, 2010	Cost	Sales	Depreciation	Loss	January 31, 2011	Income
Consolidated Water Co. Ltd.	$3,873,421	$7,650,569	$(844,656)	$(496,457)	$(248,515)	$9,934,362	$97,338

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $457,116,324. The net unrealized appreciation was $32,698,498 which consisted of aggregate gross unrealized appreciation of $40,136,910 and aggregate gross unrealized depreciation of $7,438,412.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Banks-Central U.S. - 28.4%
41,904	BOK Financial Corp.	$2,165,599
51,120	Chemical Financial Corp.	1,061,251
29,772	Commerce Bancshares, Inc.	1,224,522
36,156	Cullen/Frost Bankers, Inc.	2,089,094
22,064	First Financial Bankshares, Inc.	1,088,196
59,181	International Bancshares Corp.	1,122,664
15,771	Park National Corp.	1,027,007
32,838	Prosperity Bancshares, Inc.	1,328,297
28,575	UMB Financial Corp.	1,161,574
		12,268,204
	Commercial Banks-Eastern U.S. - 18.7%
166,540	CapitalSource, Inc.	1,285,689
43,691	Community Bank System, Inc.	1,104,508
43,194	Independent Bank Corp.	1,174,013
25,561	M&T Bank Corp.	2,210,260
47,549	NBT Bancorp, Inc.	1,102,186
53,672	S&T Bancorp, Inc.	1,172,733
		8,049,389
	Commercial Banks-Southern U.S. - 13.2%
27,996	Bank of the Ozarks, Inc.	1,207,468
38,189	Community Trust Bancorp, Inc.	1,104,044
5,947	First Citizens BancShares, Inc., Class A	1,196,358
51,220	Home Bancshares, Inc.	1,047,961
39,934	United Bankshares, Inc.	1,126,139
		5,681,970
	Commercial Banks-Western U.S. - 7.7%
24,253	Bank of Hawaii Corp.	1,136,738
19,591	City National Corp.	1,132,164
21,485	Westamerica Bancorp	1,074,250
		3,343,152
	Diversified Banking Institution - 5.4%
51,996	JPMorgan Chase & Co.	2,336,700

	S&L/Thrifts-Eastern U.S. - 5.3%
107,120	Brookline Bancorp, Inc.	1,160,110
77,856	Flushing Financial Corp.	1,109,448
		2,269,558
	Super-Regional Banks-U.S. - 21.3%
164,762	Fifth Third Bancorp	2,450,011
36,106	PNC Financial Services Group, Inc.	2,166,360
81,545	U.S. Bancorp	2,201,715
73,159	Wells Fargo & Co.	2,371,815
		9,189,901
	Total Common Stocks (Cost $41,262,632)	43,138,874

	Money Market Fund - 0.3%
129,387	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $129,387)	129,387

	Total Investments (Cost $41,392,019)(a)-100.3%	43,268,261
	Liabilities in excess of other assets-(0.3%)	(122,312)
	Net Assets-100.0%	$43,145,949

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $41,415,698. The net unrealized appreciation was $1,852,563 which consisted of aggregate gross unrealized appreciation of $2,137,932 and aggregate gross unrealized depreciation of $285,369.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 64.3%
120,759	Alexion Pharmaceuticals, Inc.*	$10,122,019
174,960	Amgen, Inc.*	9,636,797
1,294,022	Ariad Pharmaceuticals, Inc.*	8,249,390
143,439	Biogen Idec, Inc.*	9,390,951
218,997	Cubist Pharmaceuticals, Inc.*	4,804,794
279,463	Emergent Biosolutions, Inc.*	5,935,794
453,942	Enzon Pharmaceuticals, Inc.*	5,084,151
252,109	Gilead Sciences, Inc.*	9,675,944
153,621	Illumina, Inc.*	10,652,080
338,951	Incyte Corp.*	4,996,138
184,357	Life Technologies Corp.*	10,008,742
333,641	Momenta Pharmaceuticals, Inc.*	4,267,268
233,717	Myriad Genetics, Inc.*	4,664,991
821,766	NPS Pharmaceuticals, Inc.*	8,221,769
885,856	PDL BioPharma, Inc.	4,376,129
608,499	Protalix BioTherapeutics, Inc.*	5,920,695
717,892	Sequenom, Inc.*	4,917,560
81,587	United Therapeutics Corp.*	5,546,284
		126,471,496
	Chemicals - 4.7%
145,736	Sigma-Aldrich Corp.	9,276,096

	Electronics - 8.0%
55,067	Dionex Corp.*	6,496,805
120,124	Waters Corp.*	9,176,272
		15,673,077
	Healthcare-Products - 5.9%
327,653	Bruker Corp.*	5,733,928
84,277	Techne Corp.	5,810,899
		11,544,827
	Pharmaceuticals - 17.1%
185,868	BioMarin Pharmaceutical, Inc.*	4,724,765
725,020	Inspire Pharmaceuticals, Inc.*	2,863,829
137,145	Neogen Corp.*	4,931,734
752,782	Neurocrine Biosciences, Inc.*	5,555,531
172,974	Onyx Pharmaceuticals, Inc.*	6,103,388
642,134	Rigel Pharmaceuticals, Inc.*	4,318,351
311,670	ViroPharma, Inc.*	5,111,388
		33,608,986
	Total Common Stocks (Cost $168,764,749)	196,574,482

	Money Market Fund - 0.1%
184,044	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $184,044)	184,044

	Total Investments (Cost $168,948,793)(a)-100.1%	196,758,526
	Liabilities in excess of other assets-(0.1%)	(221,823)
	Net Assets-100.0%	$196,536,703

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $170,130,767. The net unrealized appreciation was $26,627,759 which consisted of aggregate gross unrealized appreciation of $34,006,306 and aggregate gross unrealized depreciation of $7,378,547.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Building Materials - 5.4%
60,780	Quanex Building Products Corp.	$1,184,602
39,996	Simpson Manufacturing Co., Inc.	1,189,881
		2,374,483
	Commercial Services - 13.5%
142,378	Great Lakes Dredge & Dock Corp.	1,183,161
36,230	McGrath Rentcorp	914,445
106,431	Quanta Services, Inc.*	2,525,608
51,293	Team, Inc.*	1,311,049
		5,934,263
	Distribution/Wholesale - 2.8%
49,597	Pool Corp.	1,209,175

	Engineering & Construction - 28.7%
39,537	Aecom Technology Corp.*	1,157,248
81,183	Dycom Industries, Inc.*	1,304,611
39,237	EMCOR Group, Inc.*	1,188,096
32,951	Fluor Corp.	2,279,880
44,693	Insituform Technologies, Inc., Class A*	1,229,504
30,880	Layne Christensen Co.*	975,190
71,434	MasTec, Inc.*	1,087,226
54,307	Tutor Perini Corp.	1,233,312
47,716	URS Corp.*	2,120,976
		12,576,043
	Environmental Control - 2.4%
44,539	Tetra Tech, Inc.*	1,030,855

	Forest Products & Paper - 2.7%
19,947	Deltic Timber Corp.	1,196,621

	Holding Companies-Diversified - 2.2%
119,801	Primoris Services Corp.	983,566

	Home Builders - 10.7%
189,956	D.R. Horton, Inc.	2,353,555
3,058	NVR, Inc.*	2,339,370
		4,692,925
	Machinery-Diversified - 2.5%
10,720	NACCO Industries, Inc., Class A	1,074,680

	Miscellaneous Manufacturing - 5.1%
27,691	A.O. Smith Corp.	1,185,452
14,962	Ameron International Corp.	1,031,929
		2,217,381
	Office Furnishings - 2.7%
73,047	Interface, Inc., Class A	1,187,014

	Real Estate - 2.6%
67,830	Forest City Enterprises, Inc., Class A*	1,147,005

	REITs - 5.9%
111,561	Weyerhaeuser Co.	2,585,984

	Retail - 12.8%
61,214	Home Depot, Inc. (The)	2,250,839
85,327	Lowe’s Cos., Inc.	2,116,110
24,476	Tractor Supply Co.	1,255,863
		5,622,812
	Total Common Stocks and Other Equity Interests (Cost $35,859,844)	43,832,807

	Money Market Fund - 0.2%
81,591	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $81,591)	81,591

	Total Investments (Cost $35,941,435)(a)-100.2%	43,914,398
	Liabilities in excess of other assets-(0.2%)	(81,076)
	Net Assets-100.0%	$43,833,322

Investment Abbreviations:

REIT                               - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $36,109,783. The net unrealized appreciation was $7,804,615 which consisted of aggregate gross unrealized appreciation of $8,161,025 and aggregate gross unrealized depreciation of $356,410.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Gas-Distribution - 5.3%
46,508	Energen Corp.	$2,599,797
122,362	Questar Corp.	2,132,770
		4,732,567
	Oil Companies-Exploration & Production - 52.6%
54,423	Berry Petroleum Co., Class A	2,539,922
53,589	Bill Barrett Corp.*	2,196,077
102,884	BreitBurn Energy Partners LP	2,281,967
25,210	Cimarex Energy Co.	2,625,117
27,308	Clayton Williams Energy, Inc.*	2,420,854
35,928	Contango Oil & Gas Co.*	2,083,824
53,267	Devon Energy Corp.	4,724,250
102,574	Encore Energy Partners LP	2,355,099
161,172	Energy Partners Ltd.*	2,593,258
59,942	Forest Oil Corp.*	2,325,750
108,977	Gulfport Energy Corp.*	2,608,909
30,836	Newfield Exploration Co.*	2,256,270
43,114	Occidental Petroleum Corp.	4,168,262
295,106	PetroQuest Energy, Inc.*	2,313,631
72,404	Pioneer Southwest Energy Partners LP	2,278,554
275,355	VAALCO Energy, Inc.*	2,004,584
130,566	W&T Offshore, Inc.	2,657,018
19,014	Whiting Petroleum Corp.*	2,401,088
		46,834,434
	Oil Companies-Integrated - 30.0%
46,029	Chevron Corp.	4,369,533
62,148	ConocoPhillips	4,441,096
54,549	Exxon Mobil Corp.	4,401,013
54,156	Hess Corp.	4,555,603
112,866	Marathon Oil Corp.	5,157,976
57,484	Murphy Oil Corp.	3,811,189
		26,736,410
	Oil Refining & Marketing - 12.1%
173,099	CVR Energy, Inc.*	2,998,075
58,969	Holly Corp.	2,893,609
51,443	Sunoco, Inc.	2,183,755
223,561	Western Refining, Inc.*	2,722,973
		10,798,412
	Total Common Stocks and Other Equity Interests (Cost $69,374,974)	89,101,823

	Money Market Fund - 0.1%
91,059	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $91,059)	91,059

	Total Investments (Cost $69,466,033)(a)-100.1%	89,192,882
	Liabilities in excess of other assets-(0.1%)	(127,034)
	Net Assets-100.0%	$89,065,848

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $69,553,911. The net unrealized appreciation was $19,638,971 which consisted of aggregate gross unrealized appreciation of $19,726,849 and aggregate gross unrealized depreciation of $87,878.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Beverages-Non-alcoholic - 18.1%
34,772	Coca-Cola Bottling Co. Consolidated	$1,878,384
57,499	Coca-Cola Co. (The)	3,613,812
53,975	Dr Pepper Snapple Group, Inc.	1,912,334
36,988	Hansen Natural Corp.*	2,095,000
57,651	PepsiCo, Inc.	3,707,536
		13,207,066
	Beverages-Wine/Spirits - 5.4%
31,549	Brown-Forman Corp., Class B	2,093,276
97,063	Constellation Brands, Inc., Class A*	1,865,551
		3,958,827
	Brewery - 5.7%
24,419	Boston Beer Co., Inc., Class A*	2,197,954
41,341	Molson Coors Brewing Co., Class B	1,937,653
		4,135,607
	Food-Confectionery - 2.7%
42,640	Hershey Co. (The)	1,990,861

	Food-Meat Products - 2.8%
40,628	Hormel Foods Corp.	2,007,023

	Food-Miscellaneous/Diversified - 26.7%
156,596	B&G Foods, Inc.	2,103,084
93,101	ConAgra Foods, Inc.	2,078,945
44,664	Corn Products International, Inc.	2,060,350
105,081	General Mills, Inc.	3,654,717
76,095	H.J. Heinz Co.	3,614,513
45,086	J & J Snack Foods Corp.	1,914,803
45,441	McCormick & Co., Inc.	2,008,492
1,030	Seaboard Corp.	2,062,060
		19,496,964
	Food-Retail - 7.2%
159,907	Kroger Co. (The)	3,422,010
54,064	Ruddick Corp.	1,821,956
		5,243,966
	Food-Wholesale/Distribution - 2.5%
126,481	Spartan Stores, Inc.	1,832,710

	Retail-Restaurants - 28.8%
7,825	Chipotle Mexican Grill, Inc.*	1,713,049
358,712	Krispy Kreme Doughnuts, Inc.*	2,349,564
46,814	McDonald’s Corp.	3,448,787
20,085	Panera Bread Co., Class A*	1,919,323
77,750	Papa John’s International, Inc.*	2,231,425
224,846	Sonic Corp.*	2,156,273
118,365	Starbucks Corp.	3,732,049
73,719	Yum! Brands, Inc.	3,447,100
		20,997,570
	Total Common Stocks (Cost $68,428,896)	72,870,594

	Money Market Fund - 0.1%
86,133	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $86,133)	86,133

	Total Investments (Cost $68,515,029)(a)-100.0%	72,956,727
	Liabilities in excess of other assets-(0.0%)	(29,253)
	Net Assets-100.0%	$72,927,474

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $68,597,141. The net unrealized appreciation was $4,359,586 which consisted of aggregate gross unrealized appreciation of $5,549,738 and aggregate gross unrealized depreciation of $1,190,152.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Insurance Brokers - 5.5%
17,697	Brown & Brown, Inc.	$438,178
6,469	Erie Indemnity Co., Class A	429,671
		867,849
	Life/Health Insurance - 22.0%
14,326	Aflac, Inc.	824,891
14,578	FBL Financial Group, Inc., Class A	405,414
16,880	Protective Life Corp.	465,382
14,328	Prudential Financial, Inc.	881,315
9,541	StanCorp Financial Group, Inc.	425,624
6,915	Torchmark Corp.	430,805
		3,433,431
	Multi-line Insurance - 25.7%
12,538	ACE Ltd.	772,215
12,982	American Financial Group, Inc.	422,305
11,445	Assurant, Inc.	448,987
28,321	CNA Financial Corp.*	760,985
24,430	Horace Mann Educators Corp.	422,150
19,674	Loews Corp.	787,944
19,511	United Fire & Casualty Co.	391,098
		4,005,684
	Property/Casualty Insurance - 33.5%
26,109	AmTrust Financial Services, Inc.	483,278
12,977	Chubb Corp. (The)	751,758
14,332	HCC Insurance Holdings, Inc.	433,973
6,885	Infinity Property & Casualty Corp.	411,310
43,007	Meadowbrook Insurance Group, Inc.	408,136
9,297	Mercury General Corp.	394,658
37,582	Progressive Corp. (The)	744,499
7,828	RLI Corp.	421,694
8,596	Safety Insurance Group, Inc.	409,084
13,585	Travelers Cos., Inc. (The)	764,292
		5,222,682
	Reinsurance - 13.2%
10,684	Argo Group International Holdings Ltd. (Bermuda)	380,564
11,279	Axis Capital Holdings Ltd. (Bermuda)	401,307
8,011	Reinsurance Group of America, Inc.	461,113
7,824	Transatlantic Holdings, Inc.	402,545
13,648	Validus Holdings Ltd.	414,899
		2,060,428
	Total Common Stocks (Cost $14,219,720)	15,590,074

	Money Market Fund - 0.6%
94,691	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $94,691)	94,691

	Total Investments (Cost $14,314,411)(a)-100.5%	15,684,765
	Liabilities in excess of other assets-(0.5%)	(79,665)
	Net Assets-100.0%	$15,605,100

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $14,316,669. The net unrealized appreciation was $1,368,096 which consisted of aggregate gross unrealized appreciation of $1,460,642 and aggregate gross unrealized depreciation of $92,546.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Entertainment - 8.3%
55,069	Penn National Gaming, Inc.*	$1,967,615
176,270	Shuffle Master, Inc.*	1,821,751
37,765	Six Flags Entertainment Corp.	2,240,975
		6,030,341
	Internet - 13.4%
72,804	Expedia, Inc.	1,831,749
373,337	Orbitz Worldwide, Inc.*	1,915,219
8,612	Priceline.com, Inc.*	3,690,414
48,925	Travelzoo, Inc.*	2,299,475
		9,736,857
	Leisure Time - 7.8%
84,734	Carnival Corp.	3,788,457
117,190	Interval Leisure Group, Inc.*	1,836,367
		5,624,824
	Lodging - 2.6%
66,423	Wyndham Worldwide Corp.	1,868,479

	Media - 18.7%
215,117	CBS Corp., Class B	4,265,770
36,769	Scripps Networks Interactive, Inc., Class A	1,709,758
93,370	Viacom, Inc., Class B	3,879,524
96,417	Walt Disney Co. (The)	3,747,729
		13,602,781
	Retail - 49.2%
5,219	Biglari Holdings, Inc.*	2,244,170
96,556	Brinker International, Inc.	2,271,963
60,390	Cheesecake Factory, Inc. (The)*	1,782,109
7,524	Chipotle Mexican Grill, Inc.*	1,647,154
35,814	Cracker Barrel Old Country Store, Inc.	1,843,705
39,004	Darden Restaurants, Inc.	1,837,478
344,052	Krispy Kreme Doughnuts, Inc.*	2,253,540
44,898	McDonald’s Corp.	3,307,636
38,065	P.F. Chang’s China Bistro, Inc.	1,752,513
19,266	Panera Bread Co., Class A*	1,841,059
74,581	Papa John’s International, Inc.*	2,140,475
147,007	Ruby Tuesday, Inc.*	1,981,654
215,656	Sonic Corp.*	2,068,141
113,528	Starbucks Corp.	3,579,538
113,335	Texas Roadhouse, Inc.*	1,883,628
70,703	Yum! Brands, Inc.	3,306,072
		35,740,835
	Total Common Stocks (Cost $65,473,780)	72,604,117

	Money Market Fund - 0.1%
50,778	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $50,778)	50,778

	Total Investments (Cost $65,524,558)(a)-100.1%	72,654,895
	Liabilities in excess of other assets-(0.1%)	(72,896)
	Net Assets-100.0%	$72,581,999

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $65,550,762. The net unrealized appreciation was $7,104,133 which consisted of aggregate gross unrealized appreciation of $7,437,032 and aggregate gross unrealized depreciation of $332,899.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising Agencies - 7.3%
205,553	Interpublic Group of Cos., Inc. (The)*	$2,197,362
87,937	Omnicom Group, Inc.	3,946,612
		6,143,974
	Advertising Sales - 2.6%
59,225	Lamar Advertising Co., Class A*	2,181,849

	Broadcast Services/Program - 7.9%
82,981	DG Fastchannel, Inc.*	2,274,509
37,334	Liberty Media Corp. - Capital, Series A*	2,451,351
41,510	Scripps Networks Interactive, Inc., Class A	1,930,215
		6,656,075
	Cable/Satellite TV - 15.4%
196,425	Comcast Corp., Class A	4,468,668
95,061	DIRECTV, Class A*	4,029,636
64,959	Time Warner Cable, Inc.	4,406,169
		12,904,473
	Computer Services - 3.0%
30,147	IHS, Inc., Class A*	2,470,848

	Direct Marketing - 2.6%
175,431	Harte-Hanks, Inc.	2,187,625

	E-Commerce/Services - 8.2%
73,190	Ancestry.com, Inc.*	2,605,564
77,596	IAC/InterActiveCorp.*	2,195,191
907,815	Move, Inc.*	2,042,584
		6,843,339
	E-Marketing/Information - 2.3%
138,252	ValueClick, Inc.*	1,936,911

	Internet Content-Information/News - 5.3%
191,195	Dice Holdings, Inc.*	2,497,007
189,301	LoopNet, Inc.*	1,944,121
		4,441,128
	Multimedia - 23.3%
238,414	E.W. Scripps Co. (The), Class A*	2,164,799
63,505	McGraw-Hill Cos., Inc. (The)	2,475,425
64,577	Meredith Corp.	2,176,245
131,345	Time Warner, Inc.	4,130,800
105,037	Viacom, Inc., Class B	4,364,287
108,477	Walt Disney Co. (The)	4,216,501
		19,528,057
	Printing-Commercial - 2.4%
66,107	Valassis Communications, Inc.*	2,005,686

	Publishing-Books - 2.8%
51,606	John Wiley & Sons, Inc., Class A	2,371,296

	Publishing-Newspapers - 3.0%
168,476	Gannett Co., Inc.	2,483,336

	Television - 9.1%
383,393	Belo Corp., Class A*	2,584,069
131,891	CBS Corp., Class B	2,615,398
273,728	Sinclair Broadcast Group, Inc., Class A*	2,400,595
		7,600,062
	Web Portals/ISP - 4.8%
6,748	Google, Inc., Class A*	4,051,229

	Total Common Stocks (Cost $72,541,301)	83,805,888

	Money Market Fund - 0.1%
92,854	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $92,854)	92,854

	Total Investments (Cost $72,634,155)(a)-100.1%	83,898,742
	Liabilities in excess of other assets-(0.1%)	(118,330)
	Net Assets-100.0%	$83,780,412

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $73,047,720. The net unrealized appreciation was $10,851,022 which consisted of aggregate gross unrealized appreciation of $11,897,570 and aggregate gross unrealized depreciation of $1,046,548.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Computers - 11.3%
799,774	Brocade Communications Systems, Inc.*	$4,510,725
127,977	Fortinet, Inc.*	4,920,716
182,431	NetScout Systems, Inc.*	4,181,318
116,533	Riverbed Technology, Inc.*	4,180,039
		17,792,798
	Electrical Components & Equipment - 5.8%
119,671	Belden, Inc.	4,159,764
193,742	Molex, Inc.	5,066,353
		9,226,117
	Electronics - 5.1%
146,392	Amphenol Corp., Class A	8,101,333

	Internet - 13.2%
54,908	F5 Networks, Inc.*	5,950,929
436,338	Symantec Corp.*	7,683,912
281,157	Virnetx Holding Corp.	3,542,579
188,007	Websense, Inc.*	3,602,214
		20,779,634
	Semiconductors - 9.4%
434,603	Applied Micro Circuits Corp.*	4,276,493
406,843	QLogic Corp.*	7,245,874
195,608	Tessera Technologies, Inc.*	3,387,931
		14,910,298
	Software - 15.1%
107,847	Citrix Systems, Inc.*	6,813,773
174,348	OPNET Technologies, Inc.	4,984,609
225,005	Solarwinds, Inc.*	4,252,595
91,399	VMware, Inc., Class A*	7,816,443
		23,867,420
	Telecommunications - 40.1%
88,242	Acme Packet, Inc.*	4,745,655
128,396	ADTRAN, Inc.	5,280,927
393,541	Arris Group, Inc.*	4,911,392
314,401	Calix, Inc.*	5,124,736
204,800	Finisar Corp.*	6,819,840
600,604	Harmonic, Inc.*	5,069,098
217,204	Juniper Networks, Inc.*	8,062,612
91,460	LogMeIn, Inc.*	3,523,954
125,736	NETGEAR, Inc.*	4,357,381
155,332	QUALCOMM, Inc.	8,408,121
178,244	Sycamore Networks, Inc.	3,718,170
628,982	Tellabs, Inc.	3,333,605
		63,355,491
	Total Common Stocks (Cost $144,840,024)	158,033,091

	Money Market Fund - 0.1%
89,980	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $89,980)	89,980

	Total Investments (Cost $144,930,004)(a)-100.1%	158,123,071
	Liabilities in excess of other assets-(0.1%)	(149,520)
	Net Assets-100.0%	$157,973,551

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $145,068,504. The net unrealized appreciation was $13,054,567 which consisted of aggregate gross unrealized appreciation of $16,328,584 and aggregate gross unrealized depreciation of $3,274,017.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Engineering/R&D Services - 5.6%
187,974	Foster Wheeler AG (Switzerland)*	$6,919,323
294,175	McDermott International, Inc.*	6,112,956
		13,032,279
	Oil & Gas Drilling - 18.3%
153,995	Atwood Oceanics, Inc.*	6,224,478
152,024	Diamond Offshore Drilling, Inc.	10,901,641
119,187	Helmerich & Payne, Inc.	6,999,852
271,714	Patterson-UTI Energy, Inc.	6,341,805
149,124	Transocean Ltd.*	11,919,481
		42,387,257
	Oil Field Machinery & Equipment - 20.0%
208,887	Cameron International Corp.*	11,133,677
196,366	Complete Production Services, Inc.*	5,486,466
141,547	Dresser-Rand Group, Inc.*	6,501,254
70,159	Dril-Quip, Inc.*	5,410,662
64,789	FMC Technologies, Inc.*	6,090,166
161,217	National Oilwell Varco, Inc.	11,913,936
		46,536,161
	Oil-Field Services - 46.8%
199,121	Baker Hughes, Inc.	13,641,780
399,548	Basic Energy Services, Inc.*	7,295,747
56,936	CARBO Ceramics, Inc.	6,556,750
271,280	Halliburton Co.	12,207,600
389,761	Helix Energy Solutions Group, Inc.*	4,833,036
940,845	Newpark Resources, Inc.*	5,626,253
78,276	Oceaneering International, Inc.*	6,045,256
92,809	Oil States International, Inc.*	6,288,738
289,401	RPC, Inc.	5,087,670
130,365	Schlumberger Ltd.	11,601,181
57,635	SEACOR Holdings, Inc.*	6,091,443
172,345	Superior Energy Services, Inc.*	6,052,756
501,378	TETRA Technologies, Inc.*	5,690,640
498,396	Weatherford International Ltd. (Switzerland)*	11,821,953
		108,840,803
	Seismic Data Collection - 6.5%
819,674	ION Geophysical Corp.*	7,795,100
76,400	OYO Geospace Corp.*	7,321,412
		15,116,512
	Transportation-Services - 2.8%
126,342	Bristow Group, Inc.*	6,505,350

	Total Common Stocks (Cost $167,280,376)	232,418,362

	Money Market Fund - 0.1%
192,136	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $192,136)	192,136

	Total Investments (Cost $167,472,512)(a)-100.1%	232,610,498
	Liabilities in excess of other assets-(0.1%)	(224,263)
	Net Assets-100.0%	$232,386,235

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $167,762,504. The net unrealized appreciation was $64,847,994 which consisted of aggregate gross unrealized appreciation of $65,674,158 and aggregate gross unrealized depreciation of $826,164.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Products-Miscellaneous - 2.5%
212,519	Prestige Brands Holdings, Inc.*	$2,346,210

	Medical Products - 10.0%
51,135	Baxter International, Inc.	2,479,536
44,906	Hospira, Inc.*	2,480,158
74,513	Johnson & Johnson	4,453,642
		9,413,336
	Medical-Biomedical/Genetics - 18.2%
86,865	Amgen, Inc.*	4,784,524
38,936	Biogen Idec, Inc.*	2,549,140
41,557	Celgene Corp.*	2,141,432
125,151	Gilead Sciences, Inc.*	4,803,296
187,959	Medicines Co. (The)*	2,947,197
		17,225,589
	Medical-Drugs - 50.0%
99,407	Abbott Laboratories	4,489,220
461,062	Akorn, Inc.*	2,305,310
37,530	Allergan, Inc.	2,649,993
182,012	Bristol-Myers Squibb Co.	4,583,062
39,082	Cephalon, Inc.*	2,308,965
136,544	Eli Lilly & Co.	4,747,635
71,961	Endo Pharmaceuticals Holdings, Inc.*	2,390,544
79,753	Forest Laboratories, Inc.*	2,572,832
153,406	Jazz Pharmaceuticals, Inc.*	3,430,158
94,283	Medicis Pharmaceutical Corp., Class A	2,397,617
133,457	Merck & Co., Inc.	4,426,769
280,758	Pfizer, Inc.	5,115,411
56,721	Salix Pharmaceuticals Ltd.*	2,323,859
400,063	Vivus, Inc.*	3,580,564
		47,321,939
	Medical-Generic Drugs - 15.0%
132,410	Impax Laboratories, Inc.*	3,074,560
125,128	Mylan, Inc.*	2,897,964
68,378	Par Pharmaceutical Cos., Inc.*	2,442,462
40,750	Perrigo Co.	2,964,155
51,726	Watson Pharmaceuticals, Inc.*	2,820,102
		14,199,243
	Therapeutics - 4.3%
360,834	Inspire Pharmaceuticals, Inc.*	1,425,294
172,699	Questcor Pharmaceuticals, Inc.*	2,669,927
		4,095,221
	Total Common Stocks (Cost $91,448,194)	94,601,538

	Money Market Fund - 0.1%
78,539	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $78,539)	78,539

	Total Investments (Cost $91,526,733)(a)-100.1%	94,680,077
	Liabilities in excess of other assets-(0.1%)	(58,320)
	Net Assets-100.0%	$94,621,757

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $91,798,352. The net unrealized appreciation was $2,881,725 which consisted of aggregate gross unrealized appreciation of $10,545,854 and aggregate gross unrealized depreciation of $7,664,129.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Distribution/Wholesale - 6.2%
7,593	Genuine Parts Co.	$392,938
17,657	Pool Corp.	430,478
		823,416
	E-Commerce/Services - 5.0%
21,703	eBay, Inc.*	658,903

	E-Marketing/Information - 2.6%
24,273	Liquidity Services, Inc.*	346,376

	Food-Retail - 7.3%
29,306	Kroger Co. (The)	627,149
9,896	Ruddick Corp.	333,495
		960,644
	Property/Casualty Insurance - 2.9%
1,014	Wesco Financial Corp.	381,051

	Rental Auto/Equipment - 8.5%
18,200	Aaron’s, Inc.	349,258
8,031	Dollar Thrifty Automotive Group, Inc.*	389,664
12,925	Rent-A-Center, Inc.	384,390
		1,123,312
	Retail-Apparel/Shoe - 21.5%
22,629	American Eagle Outfitters, Inc.	327,215
12,816	Cato Corp. (The), Class A	313,223
9,478	DSW, Inc., Class A*	315,523
8,348	Jos. A. Bank Clothiers, Inc.*	356,710
21,917	Limited Brands, Inc.	640,853
13,007	Men’s Wearhouse, Inc. (The)	340,914
5,617	Ross Stores, Inc.	366,228
33,057	Talbots, Inc. (The)*	180,491
		2,841,157
	Retail-Auto Parts - 7.6%
2,607	AutoZone, Inc.*	660,953
6,072	O’Reilly Automotive, Inc.*	345,072
		1,006,025
	Retail-Bedding - 5.6%
15,340	Bed Bath & Beyond, Inc.*	736,320

	Retail-Consumer Electronics - 2.2%
19,708	RadioShack Corp.	298,576

	Retail-Discount - 10.3%
10,059	Costco Wholesale Corp.	722,638
6,496	Dollar Tree, Inc.*	328,568
7,320	Family Dollar Stores, Inc.	310,954
		1,362,160
	Retail-Drug Store - 6.1%
20,078	Walgreen Co.	811,954

	Retail-Gardening Products - 3.4%
8,714	Tractor Supply Co.	447,115

	Retail-Major Department Store - 5.2%
14,588	TJX Cos., Inc. (The)	691,325

	Retail-Miscellaneous/Diversified - 3.0%
11,077	PriceSmart, Inc.	404,200

	Transportation-Equipment & Leasing - 2.6%
3,836	Amerco, Inc.*	349,114

	Total Common Stocks (Cost $13,552,491)	13,241,648

	Money Market Fund - 0.7%
87,698	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $87,698)	87,698

	Total Investments (Cost $13,640,189)(a)-100.7%	13,329,346
	Liabilities in excess of other assets-(0.7%)	(90,137)
	Net Assets-100.0%	$13,239,209

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $13,640,206. The net unrealized depreciation was $310,860 which consisted of aggregate gross unrealized appreciation of $305,139 and aggregate gross unrealized depreciation of $615,999.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electronic Components-Miscellaneous - 2.8%
72,426	Vishay Intertechnology, Inc.*	$1,195,029

	Electronic Components-Semiconductors - 35.6%
54,028	Altera Corp.	2,029,832
42,655	Broadcom Corp., Class A	1,923,314
118,796	Entropic Communications, Inc.*	1,303,192
75,557	Fairchild Semiconductor International, Inc.*	1,344,915
181,003	LSI Corp.*	1,120,409
45,784	Microsemi Corp.*	1,029,682
73,544	MIPS Technologies, Inc.*	913,416
76,832	National Semiconductor Corp.	1,164,773
142,582	Silicon Image, Inc.*	978,112
40,325	Skyworks Solutions, Inc.*	1,281,125
59,416	Texas Instruments, Inc.	2,014,797
		15,103,567
	Semiconductor Components-Integrated Circuits - 28.7%
164,347	Anadigics, Inc.*	1,122,490
53,472	Analog Devices, Inc.	2,076,318
98,225	Atmel Corp.*	1,329,966
65,994	Cypress Semiconductor Corp.*	1,428,770
18,392	Hittite Microwave Corp.*	1,099,474
158,786	Integrated Device Technology, Inc.*	1,013,055
81,418	Maxim Integrated Products, Inc.	2,102,213
82,978	Micrel, Inc.	1,111,075
38,445	Standard Microsystems Corp.*	924,602
		12,207,963
	Semiconductor Equipment - 22.0%
152,918	Applied Materials, Inc.	2,399,283
161,728	Entegris, Inc.*	1,237,219
51,560	KLA-Tencor Corp.	2,272,765
22,423	Lam Research Corp.*	1,118,684
33,940	Novellus Systems, Inc.*	1,224,216
168,218	Photronics, Inc.*	1,108,557
		9,360,724
	Wireless Equipment - 10.9%
30,711	InterDigital, Inc.	1,478,735
40,172	QUALCOMM, Inc.	2,174,510
143,367	RF Micro Devices, Inc.*	963,426
		4,616,671
	Total Common Stocks (Cost $35,326,814)	42,483,954

	Money Market Fund - 0.2%
75,838	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $75,838)	75,838

	Total Investments (Cost $35,402,652)(a)-100.2%	42,559,792
	Liabilities in excess of other assets-(0.2%)	(91,715)
	Net Assets-100.0%	$42,468,077

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $35,410,161. The net unrealized appreciation was $7,149,631 which consisted of aggregate gross unrealized appreciation of $7,600,447 and aggregate gross unrealized depreciation of $450,816.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Applications Software - 22.3%
49,747	Citrix Systems, Inc.*	$3,143,016
179,357	Compuware Corp.*	1,922,707
134,953	Microsoft Corp.	3,741,572
71,577	Progress Software Corp.*	2,049,965
72,438	Quest Software, Inc.*	1,870,349
78,940	Red Hat, Inc.*	3,261,801
		15,989,410
	Commercial Services-Finance - 2.6%
59,997	Lender Processing Services, Inc.	1,904,305

	Computer Aided Design - 5.4%
38,159	ANSYS, Inc.*	2,001,439
85,917	Parametric Technology Corp.*	1,909,935
		3,911,374
	Computer Graphics - 2.8%
176,135	Monotype Imaging Holdings, Inc.*	1,978,877

	Computer Services - 5.3%
43,108	DST Systems, Inc.	2,050,217
58,693	Manhattan Associates, Inc.*	1,732,030
		3,782,247
	Computers-Integrated Systems - 7.6%
41,691	MICROS Systems, Inc.*	1,906,946
83,406	Teradata Corp.*	3,585,624
		5,492,570
	Data Processing/Management - 10.6%
97,658	CSG Systems International, Inc.*	1,899,448
78,639	Fair Isaac Corp.	1,995,858
60,643	Fiserv, Inc.*	3,745,918
		7,641,224
	Decision Support Software - 3.2%
69,367	Interactive Intelligence, Inc.*	2,270,382

	Electronic Design Automation - 5.5%
230,567	Cadence Design Systems, Inc.*	2,001,321
72,607	Synopsys, Inc.*	1,969,828
		3,971,149
	Enterprise Software/Services - 24.1%
70,453	Advent Software, Inc.*	2,082,591
76,934	BMC Software, Inc.*	3,669,752
146,518	CA, Inc.	3,487,128
44,507	Informatica Corp.*	2,065,125
213,909	Lawson Software, Inc.*	2,010,744
124,397	Oracle Corp.	3,984,436
		17,299,776
	E-Services/Consulting - 2.3%
86,435	Websense, Inc.*	1,656,095

	Internet Infrastructure Software - 2.9%
93,874	TIBCO Software, Inc.*	2,063,351

	Transactional Software - 5.5%
72,579	ACI Worldwide, Inc.*	1,922,618
38,083	Solera Holdings, Inc.	1,992,883
		3,915,501
	Total Common Stocks (Cost $62,257,840)	71,876,261

	Money Market Fund - 0.0%
51,999	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $51,999)	51,999

	Total Investments (Cost $62,309,839)(a)-100.1%	71,928,260
	Liabilities in excess of other assets-(0.1%)	(105,507)
	Net Assets-100.0%	$71,822,753

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $62,343,963. The net unrealized appreciation was $9,584,297 which consisted of aggregate gross unrealized appreciation of $10,304,787 and aggregate gross unrealized depreciation of $720,490.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Advanced Materials/Products - 1.2%
55,356	STR Holdings, Inc.*	$1,011,908

	Agricultural Chemicals - 2.7%
26,869	Mosaic Co. (The)	2,177,464

	Chemicals-Diversified - 15.4%
28,020	Celanese Corp., Series A	1,162,550
59,938	Dow Chemical Co. (The)	2,126,600
40,402	E.I. du Pont de Nemours & Co.	2,047,574
12,933	FMC Corp.	983,684
49,853	Innospec, Inc.*	1,003,042
24,160	PPG Industries, Inc.	2,036,205
26,949	Rockwood Holdings, Inc.*	1,093,860
46,903	Solutia, Inc.*	1,098,468
26,835	Westlake Chemical Corp.	1,039,051
		12,591,034
	Chemicals-Specialty - 26.5%
18,905	Albemarle Corp.	1,061,705
28,897	Arch Chemicals, Inc.	1,047,227
32,384	Balchem Corp.	1,089,721
29,395	Cabot Corp.	1,271,334
20,750	Cytec Industries, Inc.	1,131,705
12,866	Eastman Chemical Co.	1,194,737
38,446	Ecolab, Inc.	1,910,382
70,259	Ferro Corp.*	1,083,394
24,562	Hawkins, Inc.	964,550
19,315	International Flavors & Fragrances, Inc.	1,101,921
17,514	Lubrizol Corp. (The)	1,882,054
16,589	Minerals Technologies, Inc.	1,045,439
8,019	NewMarket Corp.	1,017,290
115,461	Omnova Solutions, Inc.*	811,691
26,544	Quaker Chemical Corp.	1,018,759
29,904	Sensient Technologies Corp.	1,014,044
29,167	Sigma-Aldrich Corp.	1,856,479
30,247	W.R. Grace & Co.*	1,073,466
		21,575,898
	Coatings/Paint - 3.9%
24,557	Kronos Worldwide, Inc.	1,076,333
25,094	Sherwin-Williams Co. (The)	2,126,215
		3,202,548
	Consumer Products-Miscellaneous - 1.3%
20,150	Scotts Miracle-Gro Co. (The), Class A	1,041,150

	Containers-Metal/Glass - 6.5%
28,911	Ball Corp.	2,056,440
32,776	Crown Holdings, Inc.*	1,093,407
17,253	Greif, Inc., Class A	1,087,802
29,558	Silgan Holdings, Inc.	1,103,400
		5,341,049
	Containers-Paper/Plastic - 7.3%
32,861	Bemis Co., Inc.	1,069,626
279,503	Graphic Packaging Holding Co.*	1,327,639
39,209	Packaging Corp. of America	1,107,654
18,627	Rock-Tenn Co., Class A	1,243,352
43,979	Sealed Air Corp.	1,173,800
		5,922,071
	Diversified Manufacturing Operations - 1.6%
34,678	Koppers Holdings, Inc.	1,334,409

	Gold Mining - 2.2%
31,960	Newmont Mining Corp.	1,760,037

	Industrial Gases - 4.7%
21,905	Air Products & Chemicals, Inc.	1,911,211
20,375	Praxair, Inc.	1,895,690
		3,806,901
	Metal-Aluminum - 1.5%
83,783	Noranda Aluminum Holding Corp.*	1,239,151

	Metal-Copper - 2.6%
19,297	Freeport-McMoRan Copper & Gold, Inc.	2,098,549

	Metal-Iron - 2.8%
27,177	Cliffs Natural Resources, Inc.	2,322,546

	Miscellaneous Manufacturing - 1.3%
22,069	AptarGroup, Inc.	1,060,636

	Non-Ferrous Metals - 1.4%
59,269	Titanium Metals Corp.*	1,117,221

	Paper & Related Products - 11.3%
138,241	Boise, Inc.	1,242,787
51,483	Buckeye Technologies, Inc.	1,295,312
12,458	Clearwater Paper Corp.*	985,179
13,333	Domtar Corp.	1,172,371
74,660	International Paper Co.	2,156,181
69,448	KapStone Paper and Packaging Corp.*	1,182,699
40,213	MeadWestvaco Corp.	1,151,298
		9,185,827
	Petrochemicals - 1.4%
37,540	TPC Group, Inc.*	1,182,510

	REITs-Diversified - 3.1%
110,256	Weyerhaeuser Co.	2,555,734

	Water Treatment Systems - 1.3%
34,329	Nalco Holding Co.	1,045,661

	Total Common Stocks and Other Equity Interests (Cost $64,915,688)	81,572,304

	Money Market Fund - 0.1%
91,474	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $91,474)	91,474

Total Investments (Cost $65,007,162)(a)-100.1%	81,663,778
Liabilities in excess of other assets-(0.1%)	(100,796)
Net Assets-100.0%	$81,562,982

Investment Abbreviations:

REIT     - Real Estate Investment Trust

Notes to Schedule of Investments:

Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $65,388,830. The net unrealized appreciation was $16,274,948 which consisted of aggregate gross unrealized appreciation of $16,834,438 and aggregate gross unrealized depreciation of $559,490.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 2.7%
24,665	Harte-Hanks, Inc.	$307,573
29,116	Interpublic Group of Cos., Inc. (The)*	311,250
		618,823
	Airlines - 9.4%
5,519	Alaska Air Group, Inc.*	326,946
39,510	Delta Air Lines, Inc.*	461,082
39,736	Hawaiian Holdings, Inc.*	293,649
19,086	SkyWest, Inc.	287,244
41,557	Southwest Airlines Co.	492,450
26,378	US Airways Group, Inc.*	261,670
		2,123,041
	Apparel - 10.1%
10,060	Coach, Inc.	544,146
16,411	Iconix Brand Group, Inc.*	325,758
6,542	NIKE, Inc., Class B	539,584
12,633	Oxford Industries, Inc.	299,023
6,709	VF Corp.	554,969
		2,263,480
	Auto Parts & Equipment - 5.9%
4,096	Autoliv, Inc.	314,573
8,204	Dorman Products, Inc.*	263,923
16,033	Federal-Mogul Corp.*	377,737
6,253	TRW Automotive Holdings Corp.*	373,054
		1,329,287
	Commercial Services - 8.5%
15,241	Aaron’s, Inc.	292,475
7,063	DeVry, Inc.	368,053
9,417	Monro Muffler Brake, Inc.	311,514
4,989	Pre-Paid Legal Services, Inc.*	328,475
10,747	Rent-A-Center, Inc.	319,616
9,364	Valassis Communications, Inc.*	284,104
		1,904,237
	Distribution/Wholesale - 2.7%
11,588	Genuine Parts Co.	599,679

	Entertainment - 3.0%
8,805	Penn National Gaming, Inc.*	314,603
5,995	Six Flags Entertainment Corp.	355,743
		670,346
	Hand/Machine Tools - 1.5%
5,794	Snap-On, Inc.	328,114

	Home Builders - 1.5%
8,932	Thor Industries, Inc.	331,913

	Home Furnishings - 3.2%
34,102	Select Comfort Corp.*	346,477
8,472	Tempur-Pedic International, Inc.*	369,718
		716,195
	Household Products/Wares - 1.3%
6,566	Tupperware Brands Corp.	300,395

	Leisure Time - 4.1%
13,468	Carnival Corp.	602,154
4,188	Polaris Industries, Inc.	322,141
		924,295
	Lodging - 1.3%
10,621	Wyndham Worldwide Corp.	298,769

	Media - 7.1%
7,289	John Wiley & Sons, Inc., Class A	334,930
16,392	McGraw-Hill Cos., Inc. (The)	638,960
14,839	Viacom, Inc., Class B	616,560
		1,590,450
	Retail - 33.7%
18,833	American Eagle Outfitters, Inc.	272,325
12,761	Bed Bath & Beyond, Inc.*	612,528
10,664	Cato Corp. (The), Class A	260,628
9,656	Cheesecake Factory, Inc. (The)*	284,949
4,626	Coinstar, Inc.*	191,470
5,727	Cracker Barrel Old Country Store, Inc.	294,826
6,236	Darden Restaurants, Inc.	293,778
6,091	Family Dollar Stores, Inc.	258,746
18,216	Limited Brands, Inc.	532,636
7,136	McDonald’s Corp.	525,709
10,886	Men’s Wearhouse, Inc. (The)	285,322
9,270	O’Reilly Automotive, Inc.*	526,814
3,057	Panera Bread Co., Class A*	292,127
8,043	PetSmart, Inc.	323,650
16,496	RadioShack Corp.	249,914
34,233	Sonic Corp.*	328,294
18,042	Starbucks Corp.	568,864
12,132	TJX Cos., Inc. (The)	574,936
7,244	Tractor Supply Co.	371,690
11,234	Yum! Brands, Inc.	525,302
		7,574,508
	Textiles - 1.5%
5,957	UniFirst Corp.	332,162

	Toys/Games/Hobbies - 2.5%
6,419	Hasbro, Inc.	283,014
16,192	JAKKS Pacific, Inc.*	279,959
		562,973
	Total Common Stocks (Cost $20,290,884)	22,468,667

	Money Market Fund - 0.3%
71,573	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $71,573)	71,573

	Total Investments (Cost $20,362,457)(a)-100.3%	22,540,240
	Liabilities in excess of other assets-(0.3%)	(72,452)
	Net Assets-100.0%	$22,467,788

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $20,363,912. The net unrealized appreciation was $2,176,328 which consisted of aggregate gross unrealized appreciation of $2,710,076 and aggregate gross unrealized depreciation of $533,748.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agriculture - 10.9%
38,707	Altria Group, Inc.	$910,001
6,143	Lorillard, Inc.	462,199
16,062	Philip Morris International, Inc.	919,389
29,817	Reynolds American, Inc.	948,479
11,885	Universal Corp.	450,323
27,511	Vector Group Ltd.	440,451
		4,130,842
	Beverages - 15.8%
6,224	Boston Beer Co., Inc., Class A*	560,222
8,043	Brown-Forman Corp., Class B	533,653
8,866	Coca-Cola Bottling Co. Consolidated	478,941
14,706	Coca-Cola Co. (The)	924,272
20,798	Coca-Cola Enterprises, Inc.	523,278
24,750	Constellation Brands, Inc., Class A*	475,695
13,759	Dr Pepper Snapple Group, Inc.	487,482
9,433	Hansen Natural Corp.*	534,285
10,539	Molson Coors Brewing Co., Class B	493,963
14,755	PepsiCo, Inc.	948,894
		5,960,685
	Cosmetics/Personal Care - 10.8%
12,198	Colgate-Palmolive Co.	936,440
24,584	Elizabeth Arden, Inc.*	629,105
6,770	Estee Lauder Cos., Inc. (The), Class A	544,985
27,944	Inter Parfums, Inc.	498,521
15,194	Procter & Gamble Co. (The)	959,197
50,900	Revlon, Inc., Class A*	495,766
		4,064,014
	Electrical Components & Equipment - 1.4%
7,411	Energizer Holdings, Inc.*	539,076

	Food - 32.8%
39,927	B&G Foods, Inc.	536,220
16,508	Cal-Maine Foods, Inc.	468,167
23,731	ConAgra Foods, Inc.	529,913
11,387	Corn Products International, Inc.	525,282
27,291	Del Monte Foods Co.	517,437
26,889	General Mills, Inc.	935,199
19,473	H.J. Heinz Co.	924,967
10,866	Hershey Co. (The)	507,334
10,355	Hormel Foods Corp.	511,537
11,494	J & J Snack Foods Corp.	488,150
8,140	J.M. Smucker Co. (The)	505,982
40,931	Kroger Co. (The)	875,923
11,590	McCormick & Co., Inc.	512,278
13,781	Ruddick Corp.	464,420
267	Seaboard Corp.	534,534
28,792	Smithfield Foods, Inc.*	573,249
25,525	Snyders-Lance, Inc.	529,389
32,248	Spartan Stores, Inc.	467,274
32,600	Sysco Corp.	949,964
31,710	Tyson Foods, Inc., Class A	521,630
13,045	Weis Markets, Inc.	515,669
		12,394,518
	Household Products/Wares - 8.1%
7,856	Church & Dwight Co., Inc.	540,571
8,249	Clorox Co. (The)	518,780
15,315	Kimberly-Clark Corp.	991,340
42,863	Prestige Brands Holdings, Inc.*	473,208
13,035	WD-40 Co.	513,188
		3,037,087
	Pharmaceuticals - 1.2%
11,885	USANA Health Sciences, Inc.*	450,679

	Retail - 18.9%
12,989	Casey’s General Stores, Inc.	551,903
14,041	Costco Wholesale Corp.	1,008,705
30,297	CVS Caremark Corp.	1,036,157
16,008	Nu Skin Enterprises, Inc., Class A	481,521
25,590	Pantry, Inc. (The)*	426,585
29,555	PetMed Express, Inc.	445,985
15,417	PriceSmart, Inc.	562,566
37,341	Sally Beauty Holdings, Inc.*	491,408
28,018	Walgreen Co.	1,133,048
17,568	Wal-Mart Stores, Inc.	985,038
		7,122,916
	Total Common Stocks (Cost $33,619,044)	37,699,817

	Money Market Fund - 0.3%
99,188	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $99,188)	99,188

	Total Investments (Cost $33,718,232)(a)-100.2%	37,799,005
	Liabilities in excess of other assets-(0.2%)	(57,615)
	Net Assets-100.0%	$37,741,390

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $33,812,558. The net unrealized appreciation was $3,986,447 which consisted of aggregate gross unrealized appreciation of $4,881,304 and aggregate gross unrealized depreciation of $894,857.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Coal - 9.4%
33,831	Alliance Holdings GP LP	$1,674,635
51,146	Arch Coal, Inc.	1,751,751
74,481	Cloud Peak Energy, Inc.*	1,695,932
202,566	International Coal Group, Inc.*	1,873,735
47,254	Peabody Energy Corp.	2,996,849
14,452	Walter Energy, Inc.	1,882,662
		11,875,564
	Electric-Integrated - 1.2%
51,969	NorthWestern Corp.	1,467,605

	Gas-Distribution - 11.5%
50,020	Atmos Energy Corp.	1,630,652
34,031	Energen Corp.	1,902,333
42,379	Laclede Group, Inc. (The)	1,610,402
34,943	New Jersey Resources Corp.	1,466,208
88,767	NiSource, Inc.	1,652,841
89,287	Questar Corp.	1,556,272
42,724	Southwest Gas Corp.	1,591,042
49,814	UGI Corp.	1,561,669
57,444	Vectren Corp.	1,521,692
		14,493,111
	Oil & Gas Drilling - 3.9%
42,255	Diamond Offshore Drilling, Inc.	3,030,106
33,233	Helmerich & Payne, Inc.	1,951,774
		4,981,880
	Oil Companies-Exploration & Production - 19.8%
39,871	Berry Petroleum Co., Class A	1,860,780
75,076	BreitBurn Energy Partners LP	1,665,186
19,913	Clayton Williams Energy, Inc.*	1,765,287
26,224	Contango Oil & Gas Co.*	1,520,992
38,860	Devon Energy Corp.	3,446,493
118,073	Energy Partners Ltd.*	1,899,795
41,282	Newfield Exploration Co.*	3,020,604
31,457	Occidental Petroleum Corp.	3,041,263
216,189	PetroQuest Energy, Inc.*	1,694,922
52,843	Pioneer Southwest Energy Partners LP	1,662,969
200,941	VAALCO Energy, Inc.*	1,462,850
95,337	W&T Offshore, Inc.	1,940,108
		24,981,249
	Oil Companies-Integrated - 15.5%
33,572	Chevron Corp.	3,186,990
45,341	ConocoPhillips	3,240,068
39,806	Exxon Mobil Corp.	3,211,548
39,506	Hess Corp.	3,323,245
82,345	Marathon Oil Corp.	3,763,166
41,937	Murphy Oil Corp.	2,780,423
		19,505,440
	Oil Field Machinery & Equipment - 5.3%
54,779	Complete Production Services, Inc.*	1,530,525
39,479	Dresser-Rand Group, Inc.*	1,813,271
44,818	National Oilwell Varco, Inc.	3,312,050
		6,655,846
	Oil Refining & Marketing - 7.4%
126,794	CVR Energy, Inc.*	2,196,072
37,540	Sunoco, Inc.	1,593,573
140,960	Valero Energy Corp.	3,574,745
163,143	Western Refining, Inc.*	1,987,082
		9,351,472
	Oil-Field Services - 12.0%
109,709	Basic Energy Services, Inc.*	2,003,286
75,423	Halliburton Co.	3,394,035
262,443	Newpark Resources, Inc.*	1,569,409
21,828	Oceaneering International, Inc.*	1,685,776
25,898	Oil States International, Inc.*	1,754,848
80,744	RPC, Inc.	1,419,480
15,859	SEACOR Holdings, Inc.*	1,676,138
48,074	Superior Energy Services, Inc.*	1,688,359
		15,191,331
	Pipelines - 12.3%
62,423	Atlas Pipeline Partners LP	1,514,382
47,922	Duncan Energy Partners LP	1,575,196
202,236	El Paso Corp.	3,211,507
42,340	NuStar GP Holdings LLC	1,522,970
34,829	ONEOK Partners LP	2,821,149
29,475	ONEOK, Inc.	1,735,783
44,471	Spectra Energy Partners LP	1,483,108
50,890	Western Gas Partners LP	1,674,281
		15,538,376
	Seismic Data Collection - 1.6%
21,219	OYO Geospace Corp.*	2,033,417

	Total Common Stocks and Other Equity Interests (Cost $106,428,559)	126,075,291

	Money Market Fund - 0.1%
93,037	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $93,037)	93,037

	Total Investments (Cost $106,521,596)(a)-100.0%	126,168,328
	Liabilities in excess of other assets-(0.0%)	(30,772)
	Net Assets-100.0%	$126,137,556

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $106,549,349. The net unrealized appreciation was $19,618,979 which consisted of aggregate gross unrealized appreciation of $19,779,018 and aggregate gross unrealized depreciation of $160,039.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Commercial Banks-Central U.S. - 2.8%
5,154	BOK Financial Corp.	$266,359
6,714	Commerce Bancshares, Inc.	276,147
		542,506
	Commercial Banks-Eastern U.S. - 1.3%
10,726	NBT Bancorp, Inc.	248,629

	Commercial Banks-Southern U.S. - 1.3%
8,613	Community Trust Bancorp, Inc.	249,002

	Commercial Services-Finance - 2.5%
14,165	Cardtronics, Inc.*	242,080
10,497	SEI Investments Co.	243,005
		485,085
	Fiduciary Banks - 2.5%
10,106	State Street Corp.	472,152

	Finance-Auto Loans - 1.2%
3,939	Credit Acceptance Corp.*	222,750

	Finance-Consumer Loans - 4.4%
12,638	Encore Capital Group, Inc.*	287,514
3,690	Portfolio Recovery Associates, Inc.*	266,197
5,289	World Acceptance Corp.*	297,030
		850,741
	Finance-Credit Card - 2.4%
10,391	American Express Co.	450,762

	Finance-Investment Banker/Broker - 1.3%
10,726	International Assets Holding Corp.*	250,988

	Finance-Other Services - 2.8%
12,827	MarketAxess Holdings, Inc.	258,208
11,175	NASDAQ OMX Group, Inc. (The)*	273,564
		531,772
	Insurance Brokers - 2.7%
10,580	Brown & Brown, Inc.	261,961
3,866	Erie Indemnity Co., Class A	256,780
		518,741
	Investment Management/Advisor Services - 9.2%
2,687	Affiliated Managers Group, Inc.*	273,617
8,506	Ameriprise Financial, Inc.	524,395
3,865	Franklin Resources, Inc.	466,312
7,514	T. Rowe Price Group, Inc.	495,323
		1,759,647
	Life/Health Insurance - 15.1%
8,593	Aflac, Inc.	494,785
8,716	FBL Financial Group, Inc., Class A	242,392
16,085	Principal Financial Group, Inc.	527,106
10,091	Protective Life Corp.	278,209
8,593	Prudential Financial, Inc.	528,555
5,703	StanCorp Financial Group, Inc.	254,411
4,134	Torchmark Corp.	257,548
15,649	Universal American Financial Corp.	315,953
		2,898,959
	Multi-line Insurance - 11.5%
7,481	ACE Ltd.	460,755
7,761	American Financial Group, Inc.*	252,465
6,840	Assurant, Inc.	268,333
16,930	CNA Financial Corp.	454,909
14,604	Horace Mann Educators Corp.	252,357
11,663	United Fire & Casualty Co.	233,785
10,299	Unitrin, Inc.	277,146
		2,199,750
	Paper & Related Products - 1.4%
4,650	Rayonier, Inc. REIT	275,327

	Property/Casualty Insurance - 20.1%
15,609	AmTrust Financial Services, Inc.	288,923
7,799	Chubb Corp. (The)	451,796
8,566	HCC Insurance Holdings, Inc.	259,378
4,117	Infinity Property & Casualty Corp.	245,950
25,709	Meadowbrook Insurance Group, Inc.	243,978
5,557	Mercury General Corp.	235,895
4,848	Navigators Group, Inc. (The)*	237,261
4,006	ProAssurance Corp.*	235,032
22,421	Progressive Corp. (The)	444,160
4,679	RLI Corp.	252,058
5,137	Safety Insurance Group, Inc.	244,470
8,105	Travelers Cos., Inc. (The)	455,987
8,896	W.R. Berkley Corp.	251,312
		3,846,200
	Real Estate Management/Services - 2.8%
12,598	CB Richard Ellis Group, Inc., Class A*	279,550
3,007	Jones Lang LaSalle, Inc.	266,540
		546,090
	Reinsurance - 6.4%
6,388	Argo Group International Holdings Ltd.	227,540
6,743	Axis Capital Holdings Ltd.	239,916
4,789	Reinsurance Group of America, Inc.	275,655
4,677	Transatlantic Holdings, Inc.	240,632
8,159	Validus Holdings Ltd. (Bermuda)	248,034
		1,231,777
	Super-Regional Banks-U.S. - 8.2%
11,971	Capital One Financial Corp.	576,523
8,185	PNC Financial Services Group, Inc.	491,100
18,480	U.S. Bancorp	498,960
		1,566,583
	Total Common Stocks and Other Equity Interests (Cost $16,319,639)	19,147,461

	Money Market Fund - 0.5%
91,886	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $91,886)	91,886

	Total Investments (Cost $16,411,525)(a)-100.4%	19,239,347
	Liabilities in excess of other assets-(0.4%)	(77,311)
	Net Assets-100.0%	$19,162,036

Investment Abbreviations:

REIT     - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $16,422,727. The net unrealized appreciation was $2,816,620 which consisted of aggregate gross unrealized appreciation of $2,847,784 and aggregate gross unrealized depreciation of $31,164.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 8.1%
17,680	Biogen Idec, Inc.*	$1,157,510
26,993	Cubist Pharmaceuticals, Inc.*	592,226
28,494	Martek Biosciences Corp.*	894,997
46,702	Medicines Co. (The)*	732,287
28,807	Myriad Genetics, Inc.*	574,988
		3,952,008
	Commercial Services - 5.9%
10,316	Chemed Corp.	641,965
13,670	CorVel Corp.*	690,061
12,414	Emergency Medical Services Corp., Class A*	837,945
24,862	Pharmaceutical Product Development, Inc.	724,479
		2,894,450
	Electronics - 3.6%
4,313	Mettler-Toledo International, Inc.*	643,457
14,806	Waters Corp.*	1,131,030
		1,774,487
	Healthcare-Products - 21.1%
23,217	Baxter International, Inc.	1,125,792
12,049	Cooper Cos., Inc. (The)	690,890
21,815	Cyberonics, Inc.*	714,441
32,847	Hanger Orthopedic Group, Inc.*	675,006
15,778	Hill-Rom Holdings, Inc.	638,536
17,059	ICU Medical, Inc.*	666,324
9,703	IDEXX Laboratories, Inc.*	695,705
14,407	Integra LifeSciences Holdings Corp.*	668,197
23,069	Invacare Corp.	637,627
15,930	Kinetic Concepts, Inc.*	734,851
29,533	St. Jude Medical, Inc.*	1,196,086
10,388	Techne Corp.	716,253
17,628	Varian Medical Systems, Inc.*	1,191,124
		10,350,832
	Healthcare-Services - 32.2%
12,873	Air Methods Corp.*	659,613
14,221	AMERIGROUP Corp.*	744,754
31,898	CIGNA Corp.	1,340,354
19,554	Community Health Systems, Inc.*	686,736
24,325	Coventry Health Care, Inc.*	729,020
15,947	DaVita, Inc.*	1,177,686
30,101	Ensign Group, Inc. (The)	727,240
73,002	Health Management Associates, Inc., Class A*	664,318
23,730	Health Net, Inc.*	677,017
22,810	Healthspring, Inc.*	693,196
20,338	Humana, Inc.*	1,178,994
23,874	LHC Group, Inc.*	635,048
17,374	LifePoint Hospitals, Inc.*	611,565
12,837	Magellan Health Services, Inc.*	621,439
10,402	MEDNAX, Inc.*	688,092
23,296	Quest Diagnostics, Inc.	1,326,707
33,404	Triple-S Management Corp., Class B (Puerto Rico)*	616,638
32,191	UnitedHealth Group, Inc.	1,321,441
15,385	Universal Health Services, Inc., Class B	647,709
		15,747,567
	Pharmaceuticals - 27.7%
24,680	Abbott Laboratories	1,114,549
32,191	Cardinal Health, Inc.	1,336,248
9,679	Cephalon, Inc.*	571,835
33,901	Eli Lilly & Co.	1,178,738
17,822	Endo Pharmaceuticals Holdings, Inc.*	592,047
21,996	Express Scripts, Inc.*	1,239,035
36,265	Forest Laboratories, Inc.*	1,169,909
32,898	Impax Laboratories, Inc.*	763,892
19,038	Medco Health Solutions, Inc.*	1,161,699
16,904	Neogen Corp.*	607,868
92,785	Neurocrine Biosciences, Inc.*	684,753
16,991	Par Pharmaceutical Cos., Inc.*	606,918
42,771	Questcor Pharmaceuticals, Inc.*	661,240
79,147	Rigel Pharmaceuticals, Inc.*	532,264
38,416	ViroPharma, Inc.*	630,022
12,810	Watson Pharmaceuticals, Inc.*	698,401
		13,549,418
	Software - 1.4%
13,575	Computer Programs & Systems, Inc.	704,542

	Total Common Stocks (Cost $41,379,333)	48,973,304

	Money Market Fund - 0.2%
100,244	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $100,244)	100,244

	Total Investments (Cost $41,479,577)(a)-100.2%	49,073,548
	Liabilities in excess of other assets-(0.2%)	(112,165)
	Net Assets-100.0%	$48,961,383

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $41,564,640. The net unrealized appreciation was $7,508,908 which consisted of aggregate gross unrealized appreciation of $7,909,525 and aggregate gross unrealized depreciation of $400,617.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 10.6%
16,576	Cubic Corp.	$808,080
12,830	Esterline Technologies Corp.*	913,239
20,899	General Dynamics Corp.	1,575,785
14,983	HEICO Corp.	783,461
18,772	Teledyne Technologies, Inc.*	888,103
18,629	United Technologies Corp.	1,514,538
		6,483,206
	Commercial Services - 15.0%
32,849	ABM Industries, Inc.	844,219
16,013	Consolidated Graphics, Inc.*	801,451
22,399	Corporate Executive Board Co. (The)	870,425
34,594	Deluxe Corp.	845,824
16,731	Dollar Thrifty Automotive Group, Inc.*	811,788
21,975	Equifax, Inc.	784,947
105,591	Great Lakes Dredge & Dock Corp.	877,461
39,901	Macquarie Infrastructure Co. LLC*	845,502
38,040	Team, Inc.*	972,303
46,052	Verisk Analytics, Inc., Class A*	1,557,939
		9,211,859
	Computers - 2.6%
19,489	IHS, Inc., Class A*	1,597,318

	Distribution/Wholesale - 2.4%
11,158	W.W. Grainger, Inc.	1,466,942

	Electrical Components & Equipment - 5.1%
36,151	AMETEK, Inc.	1,474,238
13,475	Hubbell, Inc., Class B	825,209
22,130	Powell Industries, Inc.*	838,948
		3,138,395
	Electronics - 1.4%
17,129	Thomas & Betts Corp.*	880,259

	Engineering & Construction - 4.3%
23,294	Exponent, Inc.*	855,356
27,674	KBR, Inc.	888,335
19,302	URS Corp.*	857,974
		2,601,665
	Hand/Machine Tools - 1.4%
12,370	Lincoln Electric Holdings, Inc.	837,696

	Housewares - 1.3%
13,188	Toro Co. (The)	802,094

	Machinery-Construction & Mining - 5.3%
16,670	Caterpillar, Inc.	1,617,157
18,382	Joy Global, Inc.	1,602,543
		3,219,700
	Machinery-Diversified - 11.1%
16,679	AGCO Corp.*	845,625
25,018	Applied Industrial Technologies, Inc.	792,070
18,457	Deere & Co.	1,677,741
11,790	Gardner Denver, Inc.	850,531
21,271	Graco, Inc.	903,592
24,924	Robbins & Myers, Inc.	1,035,094
24,597	Sauer-Danfoss, Inc.*	704,704
		6,809,357
	Metal Fabricate/Hardware - 2.5%
20,776	RBC Bearings, Inc.*	722,382
17,320	Timken Co. (The)	814,386
		1,536,768
	Miscellaneous Manufacturing - 16.0%
32,665	Actuant Corp., Class A	905,800
11,094	Ameron International Corp.	765,153
18,724	CLARCOR, Inc.	808,502
20,126	Crane Co.	893,796
14,315	Eaton Corp.	1,545,447
88,625	General Electric Co.	1,784,908
17,221	Parker Hannifin Corp.	1,539,730
25,980	Standex International Corp.	866,433
37,758	Trimas Corp.*	718,912
		9,828,681
	Office Furnishings - 1.4%
81,490	Steelcase, Inc., Class A	832,828

	Retail - 1.2%
12,613	MSC Industrial Direct Co., Class A	749,591

	Software - 1.2%
41,676	Schawk, Inc.	760,170

	Textiles - 1.4%
27,722	G&K Services, Inc., Class A	868,530

	Transportation - 14.6%
101,142	Air Transport Services Group, Inc.*	748,451
13,748	Atlas Air Worldwide Holdings, Inc.*	698,536
22,745	CSX Corp.	1,605,797
26,540	Expeditors International of Washington, Inc.	1,344,782
49,652	Heartland Express, Inc.	795,673
26,136	Old Dominion Freight Line, Inc.*	840,795
15,563	Union Pacific Corp.	1,472,727
20,299	United Parcel Service, Inc., Class B	1,453,814
		8,960,575
	Trucking & Leasing - 1.2%
7,954	Amerco, Inc.*	723,894

	Total Common Stocks (Cost $53,514,399)	61,309,528

	Money Market Fund - 0.2%
89,673	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $89,673)	89,673

	Total Investments (Cost $53,604,072)(a)-100.2%	61,399,201
	Liabilities in excess of other assets-(0.2%)	(109,543)
	Net Assets-100.0%	$61,289,658

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $53,605,300. The net unrealized appreciation was $7,793,901 which consisted of aggregate gross unrealized appreciation of $8,001,409 and aggregate gross unrealized depreciation of $207,508.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Commercial Services - 14.6%
23,093	Automatic Data Processing, Inc.	$1,106,155
44,931	Convergys Corp.*	639,817
17,677	Gartner, Inc.*	626,119
4,465	MasterCard, Inc., Class A	1,056,017
9,257	MAXIMUS, Inc.	628,088
30,057	TeleTech Holdings, Inc.*	643,520
37,128	Total System Services, Inc.	646,399
57,865	Western Union Co. (The)	1,173,502
		6,519,617
	Computers - 24.3%
3,327	Apple, Inc.*	1,128,918
15,817	Cognizant Technology Solutions Corp., Class A*	1,153,850
13,239	DST Systems, Inc.	629,647
24,313	Hewlett-Packard Co.	1,110,861
23,184	iGATE Corp.	357,033
7,287	International Business Machines Corp.	1,180,494
15,496	Lexmark International, Inc., Class A*	539,881
18,026	Manhattan Associates, Inc.*	531,947
12,803	MICROS Systems, Inc.*	585,609
25,876	NetScout Systems, Inc.*	593,078
99,979	Smart Modular Technologies (WWH), Inc.*	675,858
22,300	Synopsys, Inc.*	604,999
12,023	Syntel, Inc.	670,523
25,616	Teradata Corp.*	1,101,232
		10,863,930
	Distribution/Wholesale - 1.6%
19,816	ScanSource, Inc.*	717,537

	Electrical Components & Equipment - 2.9%
12,239	Littelfuse, Inc.	627,616
61,733	Power-One, Inc.*	660,543
		1,288,159
	Electronics - 6.2%
13,429	Coherent, Inc.*	719,123
16,558	National Instruments Corp.	700,569
39,157	Newport Corp.*	687,205
39,591	Vishay Intertechnology, Inc.*	653,252
		2,760,149
	Internet - 3.8%
20,705	j2 Global Communications, Inc.*	571,458
28,831	TIBCO Software, Inc.*	633,705
36,351	ValueClick, Inc.*	509,278
		1,714,441
	Media - 1.4%
6,346	FactSet Research Systems, Inc.	639,677

	Semiconductors - 9.3%
88,406	Entegris, Inc.*	676,306
10,055	Hittite Microwave Corp.*	601,088
22,485	Lam Research Corp.*	1,121,777
45,359	Micrel, Inc.	607,357
91,955	Photronics, Inc.*	605,983
77,943	Silicon Image, Inc.*	534,689
		4,147,200
	Software - 29.3%
22,290	ACI Worldwide, Inc.*	590,462
23,629	BMC Software, Inc.*	1,127,103
44,898	CA, Inc.	1,068,572
15,278	Citrix Systems, Inc.*	965,264
55,085	Compuware Corp.*	590,511
29,994	CSG Systems International, Inc.*	583,383
24,151	Fair Isaac Corp.	612,952
18,625	Fiserv, Inc.*	1,150,466
41,358	Microsoft Corp.	1,146,651
54,097	Monotype Imaging Holdings, Inc.*	607,780
38,123	Oracle Corp.	1,221,080
21,984	Progress Software Corp.*	629,622
22,247	Quest Software, Inc.*	574,418
24,193	Red Hat, Inc.*	999,655
11,696	Solera Holdings, Inc.	612,052
19,414	SYNNEX Corp.*	648,233
		13,128,204
	Telecommunications - 6.7%
18,198	ADTRAN, Inc.	748,484
16,088	Black Box Corp.	566,137
21,489	NeuStar, Inc., Class A*	576,550
16,043	Plantronics, Inc.	567,922
78,369	RF Micro Devices, Inc.*	526,639
		2,985,732
	Total Common Stocks (Cost $38,505,655)	44,764,646

	Money Market Fund - 0.1%
73,871	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $73,871)	73,871

	Total Investments (Cost $38,579,526)(a)-100.2%	44,838,517
	Liabilities in excess of other assets-(0.2%)	(103,050)
	Net Assets-100.0%	$44,735,467

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $38,589,654.The net unrealized appreciation was $6,248,863 which consisted of aggregate gross unrealized appreciation of $6,534,062 and aggregate gross unrealized depreciation of $285,199.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Cable/Satellite TV - 7.8%
50,570	Comcast Corp., Class A	$1,150,467
24,492	DIRECTV, Class A*	1,038,216
16,726	Time Warner Cable, Inc.	1,134,525
		3,323,208
	Cellular Telecommunications - 4.1%
45,708	MetroPCS Communications, Inc.*	591,005
13,687	NII Holdings, Inc.*	574,580
11,877	United States Cellular Corp.*	578,885
		1,744,470
	Data Processing/Management - 1.3%
29,171	CSG Systems International, Inc.*	567,376

	Electric-Integrated - 56.8%
15,341	Alliant Energy Corp.	570,072
19,273	Ameren Corp.	546,775
28,606	American Electric Power Co., Inc.	1,020,662
18,138	Cleco Corp.	566,994
31,162	CMS Energy Corp.	607,659
21,283	Consolidated Edison, Inc.	1,062,235
19,213	Constellation Energy Group, Inc.	619,619
21,714	DPL, Inc.	568,472
12,354	DTE Energy Co.	571,496
58,398	Duke Energy Corp.	1,044,156
27,645	Edison International	1,002,961
20,939	El Paso Electric Co.*	564,306
25,177	Empire District Electric Co. (The)	541,809
14,180	Entergy Corp.	1,023,371
25,935	Exelon Corp.	1,102,497
15,816	FirstEnergy Corp.	618,722
29,403	Great Plains Energy, Inc.	578,651
15,345	IDACORP, Inc.	573,443
13,349	MGE Energy, Inc.	543,304
20,193	NextEra Energy, Inc.	1,079,518
17,582	Northeast Utilities	578,799
40,288	NV Energy, Inc.	578,939
12,322	OGE Energy Corp.	565,457
21,842	PG&E Corp.	1,010,848
13,747	Pinnacle West Capital Corp.	559,640
45,935	PNM Resources, Inc.	598,533
26,356	Portland General Electric Co.	588,793
23,360	Progress Energy, Inc.	1,049,331
27,108	Southern Co.	1,019,803
33,009	TECO Energy, Inc.	607,696
15,642	Unisource Energy Corp.	560,140
22,119	Westar Energy, Inc.	564,034
9,256	Wisconsin Energy Corp.	558,044
23,760	Xcel Energy, Inc.	560,023
		24,206,802
	Electric-Transmission - 1.4%
9,103	ITC Holdings Corp.	598,067

	Electronic Components-Miscellaneous - 1.4%
19,108	Garmin Ltd. (Switzerland)	589,100

	Electronic Measuring Instruments - 1.6%
14,783	Trimble Navigation Ltd.*	681,201

	Gas-Distribution - 4.2%
18,468	Atmos Energy Corp.	602,057
32,775	NiSource, Inc.	610,270
15,780	Southwest Gas Corp.	587,647
		1,799,974
	Independent Power Producers - 1.4%
28,399	NRG Energy, Inc.*	589,279

	Telecommunication Equipment - 2.5%
18,617	Comtech Telecommunications Corp.	522,393
15,603	Plantronics, Inc.	552,346
		1,074,739
	Telecommunication Services - 4.6%
32,543	NTELOS Holdings Corp.	656,067
33,364	USA Mobility, Inc.	569,857
222,872	Vonage Holdings Corp.*	731,020
		1,956,944
	Telephone-Integrated - 11.6%
36,647	AT&T, Inc.	1,008,525
23,823	CenturyLink, Inc.	1,030,106
50,826	General Communication, Inc., Class A*	615,503
25,894	IDT Corp., Class B	596,339
15,324	Telephone & Data Systems, Inc.	547,833
31,767	Verizon Communications, Inc.	1,131,541
		4,929,847
	Water - 1.3%
22,476	American Water Works Co., Inc.	573,138

	Total Common Stocks (Cost $39,967,546)	42,634,145

	Money Market Fund - 0.1%
49,737	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $49,737)	49,737

	Total Investments (Cost $40,017,283)(a)-100.1%	42,683,882
	Liabilities in excess of other assets-(0.1%)	(36,131)
	Net Assets-100.0%	$42,647,751

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $40,045,284. The net unrealized appreciation was $2,638,598 which consisted of aggregate gross unrealized appreciation of $2,838,953 and aggregate gross unrealized depreciation of $200,355.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.1%
	Computer Services - 0.4%
10,899	LivePerson, Inc.*	$119,562

	E-Commerce/Products - 11.4%
14,294	Amazon.com, Inc.*	2,424,834
3,085	Blue Nile, Inc.*	175,382
22,739	drugstore.com, Inc.*	40,135
9,581	MercadoLibre, Inc. (Argentina)*	649,400
5,735	NutriSystem, Inc.	108,736
4,946	Overstock.com, Inc.*	73,794
5,885	Shutterfly, Inc.*	195,912
4,996	Vitacost.Com, Inc.*	7,119
		3,675,312
	E-Commerce/Services - 23.6%
86,084	eBay, Inc.*	2,613,510
47,647	Expedia, Inc.	1,198,799
19,027	IAC/InterActiveCorp.*	538,274
6,093	Netflix, Inc.*	1,304,389
4,954	OpenTable, Inc.*	389,483
21,946	Orbitz Worldwide, Inc.*	112,583
3,178	Priceline.com, Inc.*	1,361,837
18,458	United Online, Inc.	130,498
		7,649,373
	E-Marketing/Information - 2.6%
6,737	comScore, Inc.*	161,419
6,231	Constant Contact, Inc.*	174,406
8,648	Digital River, Inc.*	274,487
17,333	ValueClick, Inc.*	242,835
		853,147
	Enterprise Software/Services - 1.9%
12,379	Open Text Corp. (Canada)*	611,399

	E-Services/Consulting - 1.3%
14,464	GSI Commerce, Inc.*	333,251
6,379	Perficient, Inc.*	74,570
		407,821
	Internet Application Software - 1.2%
8,708	DealerTrack Holdings, Inc.*	172,113
29,101	RealNetworks, Inc.*	109,420
4,184	Vocus, Inc.*	108,491
		390,024
	Internet Connectivity Services - 0.7%
9,825	Cogent Communications Group, Inc.*	134,013
11,135	Internap Network Services Corp.*	81,174
		215,187
	Internet Content-Entertainment - 0.4%
21,254	Limelight Networks, Inc.*	132,519

	Internet Content-Information/Network - 2.3%
7,369	Knot, Inc. (The)*	81,649
12,684	WebMD Health Corp.*	663,119
		744,768
	Internet Content-Information/News - 0.2%
6,898	LoopNet, Inc.*	70,842

	Internet Incubators - 0.5%
7,863	Internet Capital Group, Inc.*	95,772
9,487	ModusLink Global Solutions, Inc.*	58,155
		153,927
	Internet Infrastructure Software - 3.6%
24,039	Akamai Technologies, Inc.*	1,161,564

	Internet Security - 3.8%
36,564	VeriSign, Inc.	1,230,379

	Internet Telephony - 0.9%
9,931	j2 Global Communications, Inc.*	274,096

	Networking Products - 0.6%
5,166	LogMeIn, Inc.*	199,046

	Printing-Commercial - 1.5%
9,562	VistaPrint NV (Netherlands)*	484,220

	Retail-Pet Food & Supplies - 0.2%
4,890	PetMed Express, Inc.	73,790

	Telecommunication Services - 2.0%
52,495	Clearwire Corp., Class A*	277,698
12,222	SAVVIS, Inc.*	376,071
		653,769
	Web Hosting/Design - 6.8%
9,983	Equinix, Inc.*	882,697
13,661	NIC, Inc.	139,752
27,369	Rackspace Hosting, Inc.*	917,135
14,206	Terremark Worldwide, Inc.*	269,062
		2,208,646
	Web Portals/ISP - 34.2%
23,186	AOL, Inc.*	545,335
23,833	Baidu, Inc. ADR (China)*	2,588,979
23,231	EarthLink, Inc.	198,160
4,512	Google, Inc., Class A*	2,708,824
7,749	InfoSpace, Inc.*	63,387
16,032	NetEase.com, Inc. ADR (China)*	646,731
13,269	SINA Corp. (China)*	1,131,182
8,243	Sohu.com, Inc.*	639,492
159,001	Yahoo!, Inc.*	2,563,096
		11,085,186
	Total Investments (Cost $27,135,168)(a)-100.1%	32,394,577
	Liabilities in excess of other assets-(0.1%)	(21,580)
	Net Assets-100.0%	$32,372,997

Investment Abbreviations:

ADR     - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $27,320,126. The net unrealized appreciation was $5,074,451 which consisted of aggregate gross unrealized appreciation of $5,601,070 and aggregate gross unrealized depreciation of $526,619.

This Fund has holdings greater than 10% of net assets in the following countries:

China	13.5%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principals (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the nine-month period ended January 31, 2011, there were no significant transfers between investment levels, unless otherwise noted.

	Investments in Securities
	Level 1	Level 2	Level 3	Total Investments
PowerShares Dynamic MagniQuant Portfolio
Equity Securities	$25,915,024	$—	$—	$25,915,024
Money Market Fund	102,405	—	—	102,405
Total Investments Investments	26,017,429	—	—	26,017,429

PowerShares Dynamic Market Portfolio
Equity Securities	190,987,742	—	—	190,987,742
Money Market Fund	115,078	—	—	115,078
Total Investments	191,102,820	—	—	191,102,820

PowerShares Dynamic OTC Portfolio
Equity Securities	37,166,129	—	—	37,166,129
Money Market Fund	81,773	—	—	81,773
Total Investments	37,247,902	—	—	37,247,902

PowerShares FTSE RAFI US 1000 Portfolio
Equity Securities	994,527,585	—	—	994,527,585
Money Market Fund	112,792	—	—	112,792
Total Investments	994,640,377	—	—	994,640,377

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Corporate Debt Securities	—	10,311	—	10,311
Equity Securities	408,977,492	—	—	408,977,492
Money Market Fund	350,657	—	—	350,657
Total Investments	409,328,149	10,311	—	409,338,460

PowerShares Dynamic Large Cap Growth Portfolio
Equity Securities	210,989,171	—	—	210,989,171
Money Market Fund	257,196	—	—	257,196
Total Investments	211,246,367	—	—	211,246,367

PowerShares Dynamic Large Cap Portfolio
Equity Securities	33,095,479	—	—	33,095,479
Money Market Fund	51,896	—	—	51,896
Total Investments	33,147,375	—	—	33,147,375

PowerShares Dynamic Large Cap Value Portfolio
Equity Securities	390,066,626	—	—	390,066,626

PowerShares Dynamic Mid Cap Growth Portfolio
Equity Securities	130,212,207	—	—	130,212,207
Money Market Fund	124,539	—	—	124,539
Total Investments	130,336,746	—	—	130,336,746

PowerShares Dynamic Mid Cap Portfolio
Equity Securities	21,287,691	—	—	21,287,691
Money Market Fund	79,667	—	—	79,667
Total Investments	21,367,358	—	—	21,367,358

PowerShares Dynamic Mid Cap Value Portfolio
Equity Securities	40,234,499	—	—	40,234,499
Money Market Fund	89,262	—	—	89,262
Total Investments	40,323,761	—	—	40,323,761

PowerShares Dynamic Small Cap Growth Portfolio
Equity Securities	37,380,766	—	—	37,380,766
Money Market Fund	74,358	—	—	74,358
Total Investments	37,455,124	—	—	37,455,124

PowerShares Dynamic Small Cap Portfolio
Equity Securities	18,025,600		—		—	18,025,600
Money Market Fund	82,527		—		—	82,527
Total Investments	18,108,127		—		—	18,108,127

PowerShares Dynamic Small Cap Value Portfolio
Equity Securities	65,159,636		—		—	65,159,636
Money Market Fund	115,923		—		—	115,923
Total Investments	65,275,559		—		—	65,275,559

PowerShares Zacks Micro Cap Portfolio
Equity Securities	117,354,793		—		—	117,354,793
Money Market Fund	141,885		—		—	141,885
Total Investments	117,496,678		—		—	117,496,678

PowerShares Aerospace & Defense Portfolio
Equity Securities	117,255,995		—		—	117,255,995
Money Market Fund	88,759		—		—	88,759
Total Investments	117,344,754		—		—	117,344,754

PowerShares Cleantech™ Portfolio
Equity Securities	148,450,234	*	—	*	—	148,450,234
Money Market Fund	169,580		—		—	169,580
Total Investments	148,619,814		—		—	148,619,814

PowerShares DWA Technical Leaders™ Portfolio
Equity Securities	344,223,877		—		—	344,223,877
Money Market Fund	431,459		—		—	431,459
Total Investments	344,655,336		—		—	344,655,336

PowerShares Global Listed Private Equity Portfolio
Equity Securities	337,159,498	*	—	*	—	337,159,498
Money Market Fund	707,704		—		—	707,704
Total Investments	337,867,202		—		—	337,867,202

PowerShares Golden Dragon Halter USX China Portfolio
Equity Securities	457,691,492		—		—	457,691,492
Money Market Fund	554,787		—		—	554,787
Total Investments	458,246,279		—		—	458,246,279

PowerShares Lux Nanotech Portfolio
Equity Securities	43,763,443		—		—	43,763,443
Money Market Fund	87,916		—		—	87,916
Total Investments	43,851,359		—		—	43,851,359

PowerShares Morningstar StockInvestor Core Portfolio
Equity Securities	18,795,989		—		—	18,795,989
Money Market Fund	83,597		—		—	83,597
Total Investments	18,879,586		—		—	18,879,586

PowerShares S&P 500 BuyWrite Portfolio
Equity Securities	136,290,744		—		—	136,290,744
Call Options Written*	222,501					222,501
Total Investments	136,513,245		—		—	136,513,245

PowerShares S&P 500 High Quality Portfolio
Equity Securities	100,367,599		—		—	100,367,599
Money Market Fund	93,546		—		—	93,546
Total Investments	100,461,145		—		—	100,461,145

PowerShares Water Resources Portfolio
Equity Securities	1,203,036,349	—	—	1,203,036,349
Money Market Fund	509,740	—	—	509,740
Total Investments	1,203,546,089	—	—	1,203,546,089

PowerShares WilderHill Clean Energy Portfolio
Equity Securities	536,697,915	—	—	536,697,915
Money Market Fund	883,772	—	—	883,772
Total Investments	537,581,687	—	—	537,581,687

PowerShares WilderHill Progressive Energy Portfolio
Equity Securities	62,765,954	—	—	62,765,954
Money Market Fund	141,356	—	—	141,356
Total Investments	62,907,310	—	—	62,907,310

PowerShares Buyback Achievers™ Portfolio
Equity Securities	37,594,371	—	—	37,594,371
Money Market Fund	83,917	—	—	83,917
Total Investments	37,678,288	—	—	37,678,288

PowerShares Dividend Achievers™ Portfolio
Equity Securities	204,845,949	—	—	204,845,949

PowerShares Financial Preferred Portfolio
Equity Securities	1,702,468,480	—	—	1,702,468,480
Money Market Fund	3,685,649	—	—	3,685,649
Total Investments	1,706,154,129	—	—	1,706,154,129

PowerShares High Yield Equity Dividend Achievers™ Portfolio
Equity Securities	191,221,869	—	—	191,221,869

PowerShares International Dividend Achievers™ Portfolio
Equity Securities	489,814,822	—	—	489,814,822

PowerShares Dynamic Banking Portfolio
Equity Securities	43,138,874	—	—	43,138,874
Money Market Fund	129,387	—	—	129,387
Total Investments	43,268,261	—	—	43,268,261

PowerShares Dynamic Biotechnology & Genome Portfolio
Equity Securities	196,574,482	—	—	196,574,482
Money Market Fund	184,044	—	—	184,044
Total Investments	196,758,526	—	—	196,758,526

PowerShares Dynamic Building & Construction Portfolio
Equity Securities	43,832,807	—	—	43,832,807
Money Market Fund	81,591	—	—	81,591
Total Investments	43,914,398	—	—	43,914,398

PowerShares Dynamic Energy Exploration & Production Portfolio
Equity Securities	89,101,823	—	—	89,101,823
Money Market Fund	91,059	—	—	91,059
Total Investments	89,192,882	—	—	89,192,882

PowerShares Dynamic Food & Beverage Portfolio
Equity Securities	72,870,594	—	—	72,870,594
Money Market Fund	86,133	—	—	86,133
Total Investments	72,956,727	—	—	72,956,727

PowerShares Dynamic Insurance Portfolio
Equity Securities	15,590,074	—	—	15,590,074
Money Market Fund	94,691	—	—	94,691
Total Investments	15,684,765	—	—	15,684,765

PowerShares Dynamic Leisure and Entertainment Portfolio
Equity Securities	72,604,117	—	—	72,604,117
Money Market Fund	50,778	—	—	50,778
Total Investments	72,654,895	—	—	72,654,895

PowerShares Dynamic Media Portfolio
Equity Securities	83,805,888	—	—	83,805,888
Money Market Fund	92,854	—	—	92,854
Total Investments	83,898,742	—	—	83,898,742

PowerShares Dynamic Networking Portfolio
Equity Securities	158,033,091	—	—	158,033,091
Money Market Fund	89,980	—	—	89,980
Total Investments	158,123,071	—	—	158,123,071

PowerShares Dynamic Oil & Gas Services Portfolio
Equity Securities	232,418,362	—	—	232,418,362
Money Market Fund	192,136	—	—	192,136
Total Investments	232,610,498	—	—	232,610,498

PowerShares Dynamic Pharmaceuticals Portfolio
Equity Securities	94,601,538	—	—	94,601,538
Money Market Fund	78,539	—	—	78,539
Total Investments	94,680,077	—	—	94,680,077

PowerShares Dynamic Retail Portfolio
Equity Securities	13,241,648	—	—	13,241,648
Money Market Fund	87,698	—	—	87,698
Total Investments	13,329,346	—	—	13,329,346

PowerShares Dynamic Semiconductors Portfolio
Equity Securities	42,483,954	—	—	42,483,954
Money Market Fund	75,838	—	—	75,838
Total Investments	42,559,792	—	—	42,559,792

PowerShares Dynamic Software Portfolio
Equity Securities	71,876,261	—	—	71,876,261
Money Market Fund	51,999	—	—	51,999
Total Investments	71,928,260	—	—	71,928,260

PowerShares Dynamic Basic Materials Sector Portfolio
Equity Securities	81,572,304	—	—	81,572,304
Money Market Fund	91,474	—	—	91,474
Total Investments	81,663,778	—	—	81,663,778

PowerShares Dynamic Consumer Discretionary Sector Portfolio
Equity Securities	22,468,667	—	—	22,468,667
Money Market Fund	71,573	—	—	71,573
Total Investments	22,540,240	—	—	22,540,240

PowerShares Dynamic Consumer Staples Sector Portfolio
Equity Securities	37,699,817	—	—	37,699,817
Money Market Fund	99,188	—	—	99,188
Total Investments	37,799,005	—	—	37,799,005

PowerShares Dynamic Energy Sector Portfolio
Equity Securities	126,075,291		—		—	126,075,291
Money Market Fund	93,037		—		—	93,037
Total Investments	126,168,328		—		—	126,168,328

PowerShares Dynamic Financial Sector Portfolio
Equity Securities	19,147,461		—		—	19,147,461
Money Market Fund	91,886		—		—	91,886
Total Investments	19,239,347		—		—	19,239,347

PowerShares Dynamic Healthcare Sector Portfolio
Equity Securities	48,973,304		—		—	48,973,304
Money Market Fund	100,244		—		—	100,244
Total Investments	49,073,548		—		—	49,073,548

PowerShares Dynamic Industrials Sector Portfolio
Equity Securities	61,309,528		—		—	61,309,528
Money Market Fund	89,673		—		—	89,673
Total Investments	61,399,201		—		—	61,399,201

PowerShares Dynamic Technology Sector Portfolio
Equity Securities	44,764,646		—		—	44,764,646
Money Market Fund	73,871		—		—	73,871
Total Investments	44,838,517		—		—	44,838,517

PowerShares Dynamic Utilities Portfolio
Equity Securities	42,634,145		—		—	42,634,145
Money Market Fund	49,737		—		—	49,737
Total Investments	42,683,882		—		—	42,683,882

PowerShares NASDAQ Internet Portfolio
Equity Securities	32,387,458	*	7,119	*	—	32,394,577

*      Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

**   Included at unrealized appreciation.

Derivative Investments

S&P 500 BuyWrite Portfolio has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
PowerShares S&P 500 BuyWrite Portfolio
Equity risk
Options written contracts	$—	$(1,526,400)

Item 2.   Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 25, 2011

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	March 25, 2011